MainStay VP Balanced Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 32.0%
Asset-Backed Securities 0.9%
Other Asset-Backed Securities 0.9%
Apidos CLO XXX
Series XXXA, Class A2
7.16% (3 Month SOFR + 1.862%), due 10/18/31 (a)(b)	$ 650,000	$ 650,139
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.305% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	600,000	604,170
Barings CLO Ltd.
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37 (a)(b)	500,000	501,683
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.425% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	600,000	604,810
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.976% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	800,000	800,002
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	240,399	203,030
Total Asset-Backed Securities (Cost $3,387,954)		3,363,834
Corporate Bonds 12.6%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (a)	670,000	672,318
Boeing Co. (The)
5.15%, due 5/1/30	230,000	222,527
5.805%, due 5/1/50	95,000	89,882
HEICO Corp.
5.35%, due 8/1/33	170,000	170,556
		1,155,283
Auto Manufacturers 0.5%
Ford Motor Co.
3.25%, due 2/12/32	175,000	145,566
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	355,000	344,605
General Motors Financial Co., Inc.
6.05%, due 10/10/25	505,000	508,740
Hyundai Capital America
5.68%, due 6/26/28 (a)	460,000	466,342
Volkswagen Group of America Finance LLC
5.60%, due 3/22/34 (a)	230,000	232,337
		1,697,590

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32	$ 260,000	$ 226,147
Banks 4.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	315,000	320,405
Bank of America Corp. (c)
1.734%, due 7/22/27	845,000	779,048
2.087%, due 6/14/29	675,000	596,483
5.202%, due 4/25/29	530,000	530,502
5.468%, due 1/23/35	155,000	156,010
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (c)	140,000	152,457
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	325,000	344,650
Citigroup, Inc. (c)
2.014%, due 1/25/26	733,000	710,709
5.61%, due 9/29/26	885,000	886,410
6.174%, due 5/25/34	325,000	330,034
Citizens Bank NA
6.064%, due 10/24/25 (c)	320,000	318,716
Credit Suisse AG
7.95%, due 1/9/25	805,000	818,347
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	690,000	692,505
Deutsche Bank AG
7.079%, due 2/10/34 (c)	210,000	215,970
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	710,000	710,277
HSBC Holdings plc (c)
6.547%, due 6/20/34	260,000	269,316
7.39%, due 11/3/28	395,000	420,246
JPMorgan Chase & Co. (c)
5.012%, due 1/23/30	475,000	473,054
5.04%, due 1/23/28	490,000	488,310
5.546%, due 12/15/25	595,000	594,620
Mitsubishi UFJ Financial Group, Inc.
5.406% (1 Year Treasury Constant Maturity Rate + 1.97%), due 4/19/34 (b)(d)	200,000	203,858
Morgan Stanley (c)
4.679%, due 7/17/26	1,150,000	1,137,609
5.173%, due 1/16/30	125,000	125,106
Morgan Stanley Bank NA
4.754%, due 4/21/26	340,000	337,772
4.952%, due 1/14/28 (c)	250,000	248,970
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	300,000	302,052

	Principal Amount	Value
Corporate Bonds
Banks
PNC Financial Services Group, Inc. (The) (c)
5.812%, due 6/12/26	$ 330,000	$ 331,099
6.615%, due 10/20/27	430,000	442,710
6.875%, due 10/20/34	60,000	65,702
Royal Bank of Canada
5.66%, due 10/25/24	625,000	625,439
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	240,363
Truist Financial Corp. (c)
5.122%, due 1/26/34	130,000	125,129
5.435%, due 1/24/30	290,000	289,662
U.S. Bancorp (c)
4.653%, due 2/1/29	290,000	284,221
5.678%, due 1/23/35	110,000	111,070
6.787%, due 10/26/27	305,000	315,833
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	265,000	265,393
6.442%, due 8/11/28 (c)	440,000	452,993
Wells Fargo & Co. (c)
5.198%, due 1/23/30	480,000	478,988
5.499%, due 1/23/35	300,000	300,706
		16,492,744
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33 (d)	270,000	264,866
Keurig Dr Pepper, Inc.
Series 10
5.20%, due 3/15/31	100,000	100,239
		365,105
Biotechnology 0.2%
Amgen, Inc.
4.05%, due 8/18/29	500,000	480,592
5.15%, due 3/2/28	250,000	251,602
5.25%, due 3/2/30	165,000	167,508
		899,702
Chemicals 0.1%
Celanese US Holdings LLC
6.33%, due 7/15/29	335,000	347,378
6.55%, due 11/15/30	185,000	194,587
		541,965
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	325,000	299,906

	Principal Amount	Value
Corporate Bonds
Computers 0.0% ‡
Dell International LLC
5.40%, due 4/15/34	$ 105,000	$ 105,246
Diversified Financial Services 0.5%
American Express Co.
6.489%, due 10/30/31 (c)	305,000	326,814
Ares Management Corp.
6.375%, due 11/10/28	335,000	351,139
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	500,000	513,070
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	370,000	384,578
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	90,000	87,587
		1,663,188
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	45,000	42,949
American Electric Power Co., Inc.
5.625%, due 3/1/33	175,000	177,669
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	35,000	32,826
Arizona Public Service Co.
5.55%, due 8/1/33	330,000	333,713
Commonwealth Edison Co.
3.10%, due 11/1/24	250,000	246,403
Duke Energy Carolinas LLC
4.95%, due 1/15/33	170,000	169,063
Duke Energy Corp.
2.45%, due 6/1/30	195,000	167,939
4.50%, due 8/15/32	130,000	123,234
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	60,658
Enel Finance America LLC
7.10%, due 10/14/27 (a)	200,000	211,612
Entergy Arkansas LLC
5.15%, due 1/15/33	180,000	180,475
Florida Power & Light Co.
5.05%, due 4/1/28	520,000	525,687
Georgia Power Co.
4.65%, due 5/16/28	605,000	598,957
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	260,000	261,433
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	230,000	230,875

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
5.45%, due 6/15/27	$ 320,000	$ 320,920
6.10%, due 1/15/29	190,000	195,790
6.15%, due 1/15/33	365,000	376,220
6.40%, due 6/15/33	90,000	94,765
PECO Energy Co.
4.90%, due 6/15/33	245,000	245,061
Southern California Edison Co.
5.30%, due 3/1/28	310,000	313,450
5.95%, due 11/1/32	145,000	152,054
Southern Co. (The)
5.15%, due 10/6/25	190,000	189,678
5.70%, due 10/15/32	90,000	92,776
Xcel Energy, Inc.
5.50%, due 3/15/34	230,000	228,709
		5,572,916
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	192,000	179,736
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	380,000	335,648
Food 0.1%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	98,494
Tyson Foods, Inc.
5.40%, due 3/15/29	420,000	423,755
		522,249
Gas 0.1%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	420,000	344,907
Southwest Gas Corp.
5.45%, due 3/23/28	180,000	182,566
		527,473
Healthcare-Products 0.3%
Baxter International, Inc.
3.95%, due 4/1/30	480,000	449,285
Solventum Corp.
5.45%, due 2/25/27 (a)	480,000	481,658
		930,943

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	$ 420,000	$ 371,799
Insurance 0.3%
Corebridge Financial, Inc.
3.85%, due 4/5/29	275,000	257,119
Corebridge Global Funding
5.20%, due 1/12/29 (a)	430,000	430,498
RGA Global Funding
6.00%, due 11/21/28 (a)	555,000	572,351
		1,259,968
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	355,000	301,056
Meta Platforms, Inc.
3.85%, due 8/15/32	365,000	342,028
		643,084
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	350,000	355,222
Media 0.1%
Paramount Global
4.20%, due 5/19/32 (d)	490,000	407,069
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34 (a)	155,000	155,988
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	169,000	151,785
Oil & Gas 0.2%
Coterra Energy, Inc.
5.60%, due 3/15/34 (d)	155,000	156,168
Phillips 66 Co.
3.15%, due 12/15/29	455,000	412,979
		569,147
Packaging & Containers 0.1%
Berry Global, Inc.
5.65%, due 1/15/34 (a)	240,000	238,689

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 0.4%
AbbVie, Inc.
2.95%, due 11/21/26	$ 190,000	$ 180,956
5.05%, due 3/15/34	305,000	308,780
Cigna Group (The)
5.25%, due 2/15/34	155,000	154,780
CVS Health Corp.
3.75%, due 4/1/30 (d)	140,000	130,455
5.30%, due 6/1/33	55,000	55,129
Merck & Co., Inc.
2.15%, due 12/10/31	385,000	322,231
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	175,000	172,302
		1,324,633
Pipelines 0.4%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	215,000	220,584
Energy Transfer LP
3.75%, due 5/15/30	150,000	138,256
5.75%, due 2/15/33	165,000	167,614
Enterprise Products Operating LLC
4.85%, due 1/31/34 (d)	330,000	325,056
MPLX LP
4.95%, due 9/1/32	82,000	79,654
Targa Resources Partners LP
5.50%, due 3/1/30	595,000	592,070
		1,523,234
Real Estate Investment Trusts 0.4%
American Tower Corp.
2.10%, due 6/15/30	515,000	427,816
CubeSmart LP
2.25%, due 12/15/28	290,000	254,348
Simon Property Group LP
1.75%, due 2/1/28	375,000	334,056
Sun Communities Operating LP
2.70%, due 7/15/31	345,000	284,106
		1,300,326
Retail 0.3%
AutoZone, Inc.
5.20%, due 8/1/33	330,000	330,490
Home Depot, Inc. (The)
1.875%, due 9/15/31	310,000	253,137
Lowe's Cos., Inc.
4.80%, due 4/1/26	245,000	243,596

	Principal Amount	Value
Corporate Bonds
Retail
Lowe's Cos., Inc.
5.00%, due 4/15/33	$ 170,000	$ 169,331
5.15%, due 7/1/33	85,000	85,660
		1,082,214
Semiconductors 0.4%
Broadcom, Inc.
2.45%, due 2/15/31 (a)	315,000	265,552
Intel Corp.
5.125%, due 2/10/30	235,000	238,574
5.20%, due 2/10/33	170,000	172,357
Micron Technology, Inc.
5.375%, due 4/15/28	310,000	313,061
5.875%, due 9/15/33	170,000	176,251
QUALCOMM, Inc.
2.15%, due 5/20/30	410,000	355,702
		1,521,497
Software 0.3%
Fiserv, Inc.
5.35%, due 3/15/31	405,000	409,722
Microsoft Corp.
2.525%, due 6/1/50	180,000	118,289
Oracle Corp.
4.50%, due 5/6/28 (d)	180,000	177,322
4.90%, due 2/6/33	225,000	220,286
6.15%, due 11/9/29	160,000	168,630
		1,094,249
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	60,000	48,763
4.35%, due 3/1/29	775,000	755,038
T-Mobile USA, Inc.
2.625%, due 4/15/26	545,000	517,694
2.625%, due 2/15/29	130,000	116,338
5.75%, due 1/15/34	320,000	333,241
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	270,079
3.376%, due 2/15/25	6,000	5,891
4.016%, due 12/3/29	2,000	1,908
		2,048,952
Transportation 0.1%
Norfolk Southern Corp.
3.00%, due 3/15/32	200,000	173,695
Union Pacific Corp.
2.80%, due 2/14/32	200,000	173,595

	Principal Amount	Value
Corporate Bonds
Transportation
United Parcel Service, Inc.
4.45%, due 4/1/30	$ 180,000	$ 178,335
		525,625
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	190,000	191,375
6.05%, due 8/1/28	130,000	133,755
		325,130
Total Corporate Bonds (Cost $46,336,731)		46,414,452
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	437,997
Whole Loan (Collateralized Mortgage Obligation) 0.2%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	482,358	483,758
Total Mortgage-Backed Securities (Cost $996,082)		921,755
U.S. Government & Federal Agencies 18.2%
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.25%, due 2/15/54	200,000	196,687
4.375%, due 8/15/43	200,000	197,625
		394,312
United States Treasury Notes 18.1%
U.S. Treasury Notes
2.50%, due 5/15/24	7,050,000	7,025,540
2.875%, due 5/31/25	720,000	703,125
4.00%, due 2/15/34	2,715,000	2,670,033
4.25%, due 3/15/27	14,850,000	14,781,551
4.25%, due 2/28/29 (d)	7,865,000	7,875,445

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.25%, due 2/28/31	$ 12,250,000	$ 12,271,055
4.625%, due 2/28/26 (d)	21,475,000	21,457,384
		66,784,133
Total U.S. Government & Federal Agencies (Cost $67,241,780)		67,178,445
Total Long-Term Bonds (Cost $117,962,547)		117,878,486

	Shares

Common Stocks 56.3%
Aerospace & Defense 1.7%
General Dynamics Corp.	11,328	3,200,047
L3Harris Technologies, Inc.	14,989	3,194,156
		6,394,203
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	23,003	3,418,936
Automobile Components 0.8%
Gentex Corp.	79,020	2,854,202
Banks 4.3%
JPMorgan Chase & Co.	43,086	8,630,126
M&T Bank Corp.	27,606	4,015,017
PNC Financial Services Group, Inc. (The)	20,682	3,342,211
		15,987,354
Beverages 1.3%
Keurig Dr Pepper, Inc.	87,550	2,685,158
Pernod Ricard SA, Sponsored ADR	66,949	2,165,131
		4,850,289
Biotechnology 0.9%
Gilead Sciences, Inc.	42,470	3,110,928
Building Products 1.6%
Fortune Brands Innovations, Inc.	27,566	2,334,013
Johnson Controls International plc	52,189	3,408,986
		5,742,999
Capital Markets 5.0%
Ares Management Corp.	22,086	2,936,996
Intercontinental Exchange, Inc.	20,410	2,804,946
KKR & Co., Inc.	26,278	2,643,041

	Shares	Value
Common Stocks
Capital Markets
LPL Financial Holdings, Inc.	8,288	$ 2,189,690
Morgan Stanley	34,329	3,232,419
Nasdaq, Inc.	13,779	869,455
Raymond James Financial, Inc.	28,396	3,646,614
		18,323,161
Chemicals 0.6%
Axalta Coating Systems Ltd. (f)	68,780	2,365,344
Communications Equipment 2.3%
Cisco Systems, Inc.	104,260	5,203,617
F5, Inc. (f)	16,170	3,065,670
		8,269,287
Containers & Packaging 0.5%
Sealed Air Corp.	47,364	1,761,941
Distributors 0.8%
LKQ Corp.	58,115	3,103,922
Diversified Consumer Services 0.8%
H&R Block, Inc.	58,886	2,891,891
Electrical Equipment 0.9%
Emerson Electric Co.	29,290	3,322,072
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	98,478	3,245,835
Entertainment 0.8%
Electronic Arts, Inc.	21,160	2,807,297
Financial Services 0.6%
Global Payments, Inc.	17,681	2,363,242
Food Products 0.6%
Archer-Daniels-Midland Co.	36,997	2,323,782
Gas Utilities 0.8%
Atmos Energy Corp.	23,127	2,749,107
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	41,655	2,291,858

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp. (f)	45,340	$ 3,105,337
Health Care Providers & Services 3.3%
Centene Corp. (f)	47,735	3,746,243
Elevance Health, Inc.	8,431	4,371,810
UnitedHealth Group, Inc.	8,024	3,969,473
		12,087,526
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	110,584	2,286,877
Hotels, Restaurants & Leisure 0.5%
Wyndham Hotels & Resorts, Inc.	25,807	1,980,687
Household Durables 0.7%
Lennar Corp., Class A	15,537	2,672,053
Insurance 2.8%
American International Group, Inc.	51,885	4,055,850
Everest Group Ltd.	6,236	2,478,810
MetLife, Inc.	53,162	3,939,836
		10,474,496
Interactive Media & Services 0.6%
Alphabet, Inc., Class C (f)	15,078	2,295,776
IT Services 0.7%
Amdocs Ltd.	30,297	2,737,940
Machinery 0.7%
Middleby Corp. (The) (f)	16,295	2,620,073
Media 0.8%
Omnicom Group, Inc.	30,047	2,907,348
Multi-Utilities 0.8%
Sempra	38,867	2,791,817
Oil, Gas & Consumable Fuels 5.6%
ConocoPhillips	30,092	3,830,110
Coterra Energy, Inc.	83,798	2,336,288
Diamondback Energy, Inc.	12,603	2,497,536
EOG Resources, Inc.	22,908	2,928,559
Hess Corp.	14,075	2,148,408
Phillips 66	25,432	4,154,063

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Targa Resources Corp.	22,776	$ 2,550,684
		20,445,648
Personal Care Products 1.4%
Kenvue, Inc.	124,625	2,674,453
Unilever plc, Sponsored ADR	50,776	2,548,447
		5,222,900
Pharmaceuticals 5.8%
AstraZeneca plc, Sponsored ADR	39,096	2,648,754
Johnson & Johnson	38,599	6,105,976
Merck & Co., Inc.	46,249	6,102,556
Pfizer, Inc.	157,434	4,368,793
Roche Holding AG	7,630	1,943,351
		21,169,430
Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A (f)	30,130	2,929,841
Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	14,638	2,895,250
NXP Semiconductors NV	11,566	2,865,708
QUALCOMM, Inc.	13,617	2,305,358
		8,066,316
Specialized REITs 1.5%
Crown Castle, Inc.	26,302	2,783,541
Gaming and Leisure Properties, Inc.	62,517	2,880,158
		5,663,699
Total Common Stocks (Cost $173,470,731)		207,635,414
Exchange-Traded Funds 9.3%
iShares Intermediate Government/Credit Bond ETF	133,995	13,932,800
iShares Russell 1000 Value ETF	38,235	6,848,271
Vanguard Intermediate-Term Treasury ETF	96,667	5,659,853
Vanguard Russell 1000 Value (d)	97,602	7,675,421
Total Exchange-Traded Funds (Cost $31,284,710)		34,116,345
Short-Term Investments 1.0%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 5.25% (g)	2,809,237	2,809,237

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.319% (g)(h)	751,673	$ 751,673
Total Short-Term Investments (Cost $3,560,910)		3,560,910
Total Investments (Cost $326,278,898)	98.6%	363,191,155
Other Assets, Less Liabilities	1.4	5,256,408
Net Assets	100.0%	$ 368,447,563

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2024.
(d)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $29,755,006; the total market value of collateral held by the Portfolio was $30,515,873. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $29,764,200. The Portfolio received cash collateral with a value of $751,673.
(e)	Step coupon—Rate shown was the rate in effect as of March 31, 2024.
(f)	Non-income producing security.
(g)	Current yield as of March 31, 2024.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,725	$ 12,127	$ (11,043)	$ —	$ —	$ 2,809	$ 26	$ —	2,809
Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	22	June 2024	$ 4,507,877	$ 4,498,656	$ (9,221)
U.S. Treasury 5 Year Notes	93	June 2024	9,942,436	9,952,453	10,017
U.S. Treasury 10 Year Notes	5	June 2024	553,729	553,985	256
U.S. Treasury 10 Year Ultra Bonds	3	June 2024	343,833	343,828	(5)
Total Long Contracts					1,047

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(2)	June 2024	$ (236,324)	$ (240,875)	$ (4,551)
U.S. Treasury Ultra Bonds	(3)	June 2024	(375,715)	(387,000)	(11,285)
Total Short Contracts					(15,836)
Net Unrealized Depreciation					$ (14,789)

1.	As of March 31, 2024, cash in the amount of $157,853 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,363,834	$ —	$ 3,363,834
Corporate Bonds	—	46,414,452	—	46,414,452
Mortgage-Backed Securities	—	921,755	—	921,755
U.S. Government & Federal Agencies	—	67,178,445	—	67,178,445
Total Long-Term Bonds	—	117,878,486	—	117,878,486
Common Stocks	207,635,414	—	—	207,635,414
Exchange-Traded Funds	34,116,345	—	—	34,116,345
Short-Term Investments
Affiliated Investment Company	2,809,237	—	—	2,809,237
Unaffiliated Investment Company	751,673	—	—	751,673
Total Short-Term Investments	3,560,910	—	—	3,560,910
Total Investments in Securities	245,312,669	117,878,486	—	363,191,155
Other Financial Instruments
Futures Contracts (b)	10,273	—	—	10,273
Total Investments in Securities and Other Financial Instruments	$ 245,322,942	$ 117,878,486	$ —	$ 363,201,428
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (25,062)	$ —	$ —	$ (25,062)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.5%
Asset-Backed Securities 7.7%
Automobile Asset-Backed Security 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-8A, Class A
6.02%, due 2/20/30 (a)	$ 3,000,000	$ 3,093,831
Home Equity Asset-Backed Securities 0.0% ‡
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (b)	6,784	6,747
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
5.552%, due 10/25/30 (b)	401,691	203,403
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (b)	765,633	223,880
		434,030
Other Asset-Backed Securities 7.2%
AGL CLO 29 Ltd.
Series 2024-29A, Class B
7.383% (3 Month SOFR + 2.05%), due 4/21/37 (a)(c)	2,250,000	2,240,082
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (a)	2,200,000	2,186,888
Barings CLO Ltd. (a)(c)
Series 2024-1A, Class A
6.899% (3 Month SOFR + 1.63%), due 1/20/37	2,250,000	2,262,373
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37	1,000,000	1,003,365
Barings Loan Partners CLO Ltd. 3
Series LP-3A, Class BR
7.418% (3 Month SOFR + 2.10%), due 7/20/33 (a)(c)	2,250,000	2,269,040
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (a)	1,947,500	1,562,498
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (a)	1,739,063	1,729,887
CMFT Net Lease Master Issuer LLC
Series 2021-1, Class A1
2.09%, due 7/20/51 (a)	1,915,410	1,647,009
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2
4.30%, due 4/20/48 (a)	2,750,000	2,587,671
Oak Street Investment Grade Net Lease Fund
Series 2021-2A, Class A1
2.38%, due 11/20/51 (a)	3,352,430	3,025,004

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
OCP CLO Ltd.
Series 2024-31A, Class A1
6.923% (3 Month SOFR + 1.63%), due 4/20/37 (a)(c)	$ 2,250,000	$ 2,253,803
Owl Rock CLO XIV LLC
Series 2023-14A, Class A
7.75% (3 Month SOFR + 2.40%), due 10/20/35 (a)(c)	2,500,000	2,512,667
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	2,500,000	2,416,523
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	2,210,567	2,063,155
Store Master Funding I-VII XIV XIX XX XXIV
Series 2023-1A, Class A1
6.19%, due 6/20/53 (a)	2,987,500	2,967,700
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	2,447,584	2,393,413
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A
7.268% (3 Month SOFR + 1.95%), due 7/21/35 (a)(c)	2,750,000	2,756,017
Voya CLO Ltd. (a)(c)
Series 2022-4A, Class A
7.468% (3 Month SOFR + 2.15%), due 10/20/33	2,000,000	2,001,008
Series 2022-4A, Class B
8.618% (3 Month SOFR + 3.30%), due 10/20/33	2,000,000	2,001,244
Ziply Fiber Issuer LLC
Series 2024-1A, Class A2
6.64%, due 4/20/54 (a)	2,400,000	2,401,559
		44,280,906
Total Asset-Backed Securities (Cost $48,066,341)		47,808,767
Corporate Bonds 42.8%
Aerospace & Defense 1.3%
BAE Systems plc (a)
5.125%, due 3/26/29	1,380,000	1,384,775
5.30%, due 3/26/34	1,955,000	1,964,800
5.50%, due 3/26/54	430,000	434,080
Boeing Co. (The)
5.15%, due 5/1/30	1,190,000	1,151,333
5.805%, due 5/1/50	495,000	468,333
HEICO Corp.
5.35%, due 8/1/33	865,000	867,831
L3Harris Technologies, Inc.
5.40%, due 7/31/33	430,000	432,702

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Lockheed Martin Corp.
4.75%, due 2/15/34	$ 1,095,000	$ 1,080,689
RTX Corp.
6.40%, due 3/15/54	405,000	458,200
		8,242,743
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,815,241
7.122%, due 11/7/33	1,780,000	1,915,122
General Motors Financial Co., Inc.
5.80%, due 1/7/29	980,000	997,264
6.05%, due 10/10/25	3,295,000	3,319,401
Hyundai Capital America
5.68%, due 6/26/28 (a)	2,350,000	2,382,402
Volkswagen Group of America Finance LLC
5.60%, due 3/22/34 (a)	1,390,000	1,404,126
		11,833,556
Auto Parts & Equipment 0.1%
Aptiv plc
4.15%, due 5/1/52	730,000	559,142
Banks 13.6%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(c)	1,655,000	1,683,398
Bank of America Corp. (d)
1.734%, due 7/22/27	4,150,000	3,826,091
2.087%, due 6/14/29	1,970,000	1,740,847
5.288%, due 4/25/34	1,675,000	1,669,907
5.468%, due 1/23/35	1,600,000	1,610,429
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (d)	725,000	789,507
Barclays plc
7.119%, due 6/27/34 (d)	930,000	991,133
Citigroup, Inc. (d)
5.61%, due 9/29/26	3,705,000	3,710,903
6.174%, due 5/25/34	1,640,000	1,665,402
Citizens Bank NA
6.064%, due 10/24/25 (d)	1,750,000	1,742,977
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (a)(c)	1,495,000	1,463,569
Credit Suisse AG
7.95%, due 1/9/25	5,770,000	5,865,663
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(c)	3,420,000	3,432,418
Deutsche Bank AG
7.079%, due 2/10/34 (d)	1,200,000	1,234,115

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	$ 3,815,000	$ 3,816,489
HSBC Holdings plc (d)
6.547%, due 6/20/34	1,320,000	1,367,299
7.39%, due 11/3/28	2,415,000	2,569,351
HSBC USA, Inc.
5.625%, due 3/17/25	3,405,000	3,411,159
JPMorgan Chase & Co. (d)
5.012%, due 1/23/30	1,815,000	1,807,566
5.04%, due 1/23/28	3,355,000	3,343,431
5.546%, due 12/15/25	2,915,000	2,913,137
Mitsubishi UFJ Financial Group, Inc.
5.406% (1 Year Treasury Constant Maturity Rate + 1.97%), due 4/19/34 (c)	880,000	896,975
Morgan Stanley (d)
4.679%, due 7/17/26	2,590,000	2,562,093
5.173%, due 1/16/30	645,000	645,546
5.466%, due 1/18/35	850,000	857,598
Morgan Stanley Bank NA
4.754%, due 4/21/26	1,730,000	1,718,663
4.952%, due 1/14/28 (d)	895,000	891,314
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	1,490,000	1,500,192
PNC Financial Services Group, Inc. (The) (d)
5.812%, due 6/12/26	1,670,000	1,675,562
6.875%, due 10/20/34	620,000	678,918
Royal Bank of Canada
5.66%, due 10/25/24	3,345,000	3,347,349
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	966,260
Truist Financial Corp. (d)
5.122%, due 1/26/34	1,715,000	1,650,735
5.435%, due 1/24/30	1,480,000	1,478,274
U.S. Bancorp (d)
4.653%, due 2/1/29	1,495,000	1,465,209
5.678%, due 1/23/35	425,000	429,135
6.787%, due 10/26/27	1,580,000	1,636,120
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (c)	1,375,000	1,377,038
5.699% (1 Year Treasury Constant Maturity Rate + 1.77%), due 2/8/35 (c)	1,305,000	1,311,604
6.442%, due 8/11/28 (d)	2,485,000	2,558,383
Wells Fargo & Co. (d)
4.54%, due 8/15/26	2,735,000	2,700,072
5.499%, due 1/23/35	3,085,000	3,092,263
		84,094,094
Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	1,770,000	1,845,469

	Principal Amount	Value
Corporate Bonds
Beverages
Constellation Brands, Inc.
4.90%, due 5/1/33	$ 1,595,000	$ 1,564,674
Keurig Dr Pepper, Inc.
3.20%, due 5/1/30	825,000	743,124
Series 10
5.20%, due 3/15/31	1,045,000	1,047,493
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	893,706
		6,094,466
Biotechnology 0.2%
Amgen, Inc.
4.875%, due 3/1/53	605,000	550,817
5.25%, due 3/2/30	805,000	817,234
		1,368,051
Chemicals 0.4%
Celanese US Holdings LLC
6.33%, due 7/15/29	1,000,000	1,036,950
6.379%, due 7/15/32	480,000	497,959
6.55%, due 11/15/30	955,000	1,004,487
		2,539,396
Commercial Services 0.3%
Global Payments, Inc.
2.15%, due 1/15/27	1,970,000	1,817,890
Computers 0.2%
Dell International LLC
5.40%, due 4/15/34	1,335,000	1,338,126
Diversified Financial Services 1.5%
American Express Co.
6.489%, due 10/30/31 (d)	1,585,000	1,698,362
Ares Management Corp.
6.375%, due 11/10/28	1,750,000	1,834,307
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	3,000,000	3,078,421
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (d)	1,945,000	2,021,631
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	690,000	671,504
		9,304,225
Electric 4.7%
AEP Texas, Inc.
5.40%, due 6/1/33	90,000	89,803

	Principal Amount	Value
Corporate Bonds
Electric
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	$ 235,000	$ 205,245
American Electric Power Co., Inc.
5.625%, due 3/1/33	865,000	878,193
Arizona Public Service Co.
5.55%, due 8/1/33	1,700,000	1,719,125
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	502,257
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	376,129
Duke Energy Corp.
2.45%, due 6/1/30	960,000	826,775
5.00%, due 8/15/52	365,000	330,386
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	655,959
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	207,249
5.65%, due 4/1/53	110,000	111,550
Enel Finance America LLC
7.10%, due 10/14/27 (a)	2,280,000	2,412,373
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,699,472
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,577,889
Georgia Power Co.
4.30%, due 3/15/42	141,000	122,838
4.95%, due 5/17/33	1,735,000	1,710,665
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	1,345,000	1,352,416
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	1,120,000	1,124,261
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	926,634
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	700,000	700,098
Pacific Gas and Electric Co.
5.45%, due 6/15/27	2,090,000	2,096,007
6.10%, due 1/15/29	965,000	994,409
6.40%, due 6/15/33	445,000	468,558
6.75%, due 1/15/53	570,000	620,881
6.95%, due 3/15/34	860,000	941,497
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,255,313
Southern California Edison Co.
5.30%, due 3/1/28	760,000	768,459
5.70%, due 3/1/53	195,000	195,417
5.95%, due 11/1/32	885,000	928,053

	Principal Amount	Value
Corporate Bonds
Electric
Southern Co. (The)
5.15%, due 10/6/25	$ 770,000	$ 768,696
5.70%, due 10/15/32	370,000	381,411
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,173,377
		29,121,395
Engineering & Construction 0.4%
Jacobs Engineering Group, Inc.
5.90%, due 3/1/33	935,000	946,512
6.35%, due 8/18/28	1,505,000	1,555,539
		2,502,051
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	535,000	500,827
5.141%, due 3/15/52	560,000	464,799
		965,626
Environmental Control 0.3%
Waste Connections, Inc.
2.60%, due 2/1/30	1,785,000	1,576,663
Food 0.4%
Kraft Heinz Foods Co.
4.875%, due 10/1/49	275,000	248,854
Tyson Foods, Inc.
5.40%, due 3/15/29	1,225,000	1,235,953
5.70%, due 3/15/34	775,000	785,222
		2,270,029
Gas 0.4%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	1,945,000	1,597,249
NiSource, Inc.
5.65%, due 2/1/45	590,000	584,498
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	451,343
		2,633,090
Healthcare-Products 0.7%
Baxter International, Inc.
2.539%, due 2/1/32	1,090,000	900,721
3.132%, due 12/1/51	620,000	406,042
Solventum Corp.
5.60%, due 3/23/34 (a)	1,600,000	1,605,233
Thermo Fisher Scientific, Inc.
4.95%, due 11/21/32	1,305,000	1,310,620
		4,222,616

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.5%
HCA, Inc.
3.625%, due 3/15/32	$ 2,035,000	$ 1,801,457
4.625%, due 3/15/52	85,000	71,040
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	907,168
		2,779,665
Insurance 1.4%
CNA Financial Corp.
5.125%, due 2/15/34	805,000	783,218
Corebridge Financial, Inc.
3.85%, due 4/5/29	370,000	345,942
4.35%, due 4/5/42	190,000	160,369
Corebridge Global Funding
5.20%, due 1/12/29 (a)	2,230,000	2,232,580
MetLife, Inc.
5.875%, due 2/6/41	660,000	694,370
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (a)	1,300,000	1,301,462
Prudential Financial, Inc.
3.935%, due 12/7/49	225,000	177,674
RGA Global Funding
6.00%, due 11/21/28 (a)	2,870,000	2,959,724
		8,655,339
Internet 0.5%
Amazon.com, Inc.
3.10%, due 5/12/51	1,035,000	743,336
3.95%, due 4/13/52	710,000	595,964
Meta Platforms, Inc.
3.85%, due 8/15/32	1,115,000	1,044,827
4.45%, due 8/15/52	1,000,000	888,844
		3,272,971
Investment Companies 0.3%
Blackstone Private Credit Fund
7.05%, due 9/29/25	1,870,000	1,897,898
Iron & Steel 0.2%
Nucor Corp.
2.00%, due 6/1/25	1,550,000	1,489,723
Media 0.4%
Charter Communications Operating LLC
6.65%, due 2/1/34	900,000	922,540
Comcast Corp.
4.60%, due 10/15/38	740,000	690,532

	Principal Amount	Value
Corporate Bonds
Media
Paramount Global
4.85%, due 7/1/42	$ 780,000	$ 571,369
		2,184,441
Mining 0.1%
Newmont Corp.
5.35%, due 3/15/34 (a)	790,000	795,038
Miscellaneous—Manufacturing 0.1%
3M Co.
3.625%, due 10/15/47	410,000	302,108
Oil & Gas 0.9%
Coterra Energy, Inc.
5.60%, due 3/15/34	800,000	806,028
Marathon Oil Corp.
5.70%, due 4/1/34	1,615,000	1,614,921
Occidental Petroleum Corp.
6.45%, due 9/15/36	720,000	767,711
Phillips 66 Co.
3.15%, due 12/15/29	2,395,000	2,173,814
		5,362,474
Packaging & Containers 0.4%
Berry Global, Inc.
5.50%, due 4/15/28	865,000	870,638
5.65%, due 1/15/34 (a)	1,675,000	1,665,851
		2,536,489
Pharmaceuticals 1.2%
AbbVie, Inc.
2.95%, due 11/21/26	850,000	809,538
4.05%, due 11/21/39	135,000	120,204
5.05%, due 3/15/34	1,560,000	1,579,336
Cigna Group (The)
4.90%, due 12/15/48	1,025,000	933,700
5.25%, due 2/15/34	800,000	798,863
CVS Health Corp.
5.30%, due 6/1/33	850,000	851,998
Eli Lilly & Co.
3.375%, due 3/15/29	1,215,000	1,152,462
Merck & Co., Inc.
5.00%, due 5/17/53	290,000	283,922
5.15%, due 5/17/63	260,000	257,493
Pfizer Investment Enterprises Pte. Ltd.
5.30%, due 5/19/53	370,000	367,867
		7,155,383

	Principal Amount	Value
Corporate Bonds
Pipelines 2.1%
Cheniere Energy Partners LP
4.00%, due 3/1/31	$ 1,280,000	$ 1,163,404
Columbia Pipelines Operating Co. LLC
6.714%, due 8/15/63 (a)	445,000	488,237
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	916,851
Enterprise Products Operating LLC
4.80%, due 2/1/49	550,000	506,561
4.85%, due 1/31/34	1,700,000	1,674,530
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	368,092
MPLX LP
4.95%, due 9/1/32	875,000	849,967
ONEOK, Inc.
5.55%, due 11/1/26	980,000	988,969
5.85%, due 1/15/26	1,615,000	1,630,339
6.05%, due 9/1/33	390,000	406,752
6.625%, due 9/1/53	265,000	292,057
Targa Resources Partners LP
5.50%, due 3/1/30	3,075,000	3,059,860
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	508,220
		12,853,839
Real Estate Investment Trusts 1.1%
American Tower Corp.
2.10%, due 6/15/30	2,695,000	2,238,766
Crown Castle, Inc.
5.80%, due 3/1/34	1,225,000	1,253,120
Simon Property Group LP
1.75%, due 2/1/28	1,950,000	1,737,088
Sun Communities Operating LP
2.70%, due 7/15/31	1,800,000	1,482,295
		6,711,269
Retail 0.9%
Alimentation Couche-Tard, Inc.
5.267%, due 2/12/34 (a)	1,630,000	1,625,745
AutoZone, Inc.
5.20%, due 8/1/33	1,710,000	1,712,539
Home Depot, Inc. (The)
4.95%, due 9/15/52	1,070,000	1,026,484
Lowe's Cos., Inc.
3.00%, due 10/15/50	890,000	582,948
5.15%, due 7/1/33	450,000	453,492
5.75%, due 7/1/53	230,000	237,381
		5,638,589

	Principal Amount	Value
Corporate Bonds
Semiconductors 1.1%
Broadcom, Inc. (a)
2.45%, due 2/15/31	$ 1,250,000	$ 1,053,776
3.137%, due 11/15/35	925,000	747,309
3.469%, due 4/15/34	835,000	715,519
Intel Corp.
5.20%, due 2/10/33	605,000	613,390
5.70%, due 2/10/53	960,000	992,376
5.90%, due 2/10/63	205,000	217,493
Micron Technology, Inc.
6.75%, due 11/1/29	1,210,000	1,298,766
NXP BV
5.00%, due 1/15/33	955,000	934,356
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	233,465
Texas Instruments, Inc.
5.05%, due 5/18/63	90,000	87,649
		6,894,099
Software 0.8%
Fiserv, Inc.
5.35%, due 3/15/31	2,065,000	2,089,075
Microsoft Corp.
2.525%, due 6/1/50	965,000	634,163
Oracle Corp.
3.95%, due 3/25/51	360,000	274,297
4.90%, due 2/6/33	1,170,000	1,145,486
5.55%, due 2/6/53	850,000	831,499
		4,974,520
Telecommunications 2.2%
AT&T, Inc.
2.25%, due 2/1/32	2,115,000	1,718,903
3.50%, due 9/15/53	730,000	515,031
3.55%, due 9/15/55	997,000	697,128
4.35%, due 3/1/29	1,464,000	1,426,290
Bell Canada
3.65%, due 8/15/52	425,000	316,813
Cisco Systems, Inc.
5.30%, due 2/26/54	870,000	893,042
Rogers Communications, Inc.
3.80%, due 3/15/32	1,200,000	1,078,438
4.55%, due 3/15/52	385,000	323,950
T-Mobile USA, Inc.
2.625%, due 2/15/29	2,095,000	1,874,827
3.40%, due 10/15/52	400,000	283,718
5.50%, due 1/15/55	430,000	429,177
5.75%, due 1/15/34	1,680,000	1,749,514

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
3.40%, due 3/22/41	$ 685,000	$ 535,398
4.50%, due 8/10/33	705,000	674,201
5.05%, due 5/9/33	1,285,000	1,284,519
		13,800,949
Transportation 0.7%
FedEx Corp.
5.25%, due 5/15/50	970,000	929,094
Norfolk Southern Corp.
3.00%, due 3/15/32	1,005,000	872,818
3.05%, due 5/15/50	605,000	409,185
Union Pacific Corp.
2.80%, due 2/14/32	2,060,000	1,788,026
United Parcel Service, Inc.
4.25%, due 3/15/49	480,000	415,724
		4,414,847
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	940,000	946,800
6.05%, due 8/1/28	670,000	689,354
		1,636,154
Total Corporate Bonds (Cost $262,421,977)		263,838,954
Mortgage-Backed Securities 7.0%
Agency (Collateralized Mortgage Obligations) 1.7%
FNMA (e)
REMIC, Series 2023-2, Class DI
2.00%, due 5/25/51	16,494,955	2,177,626
REMIC, Series 2021-83, Class NI
2.50%, due 11/25/49	14,449,720	2,114,937
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51	16,509,129	2,612,670
REMIC, Series 2021-61, Class MI
2.50%, due 4/25/51	7,558,298	881,229
REMIC, Series 2023-2, Class EI
2.50%, due 4/25/51	16,879,813	2,696,905
		10,483,367
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.6%
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	2,320,000	2,203,691

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CENT Trust
Series 2023-CITY, Class A
7.945% (1 Month SOFR + 2.62%), due 9/15/38 (a)(c)	$ 2,400,000	$ 2,423,975
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.603%, due 6/25/29 (e)(f)	77,000,000	2,103,933
GNMA (e)(f)
REMIC, Series 2023-179
0.611%, due 9/16/63	49,630,010	2,012,800
REMIC, Series 2024-32
0.706%, due 6/16/63	47,500,000	2,302,078
REMIC, Series 2021-106
0.859%, due 4/16/63	40,184,672	2,623,882
OPEN Trust
Series 2023-AIR, Class A
8.414% (1 Month SOFR + 3.089%), due 10/15/28 (a)(c)	2,232,360	2,254,683
		15,925,042
Whole Loan (Collateralized Mortgage Obligations) 2.7%
A&D Mortgage Trust (a)(b)
Series 2024-NQM1, Class A1
6.195%, due 2/25/69	2,551,636	2,543,200
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	2,601,217	2,644,544
Series 2023-NQM4, Class A2
7.826%, due 9/25/68	1,891,794	1,921,733
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(b)	2,170,613	2,176,911
COLT Mortgage Loan Trust (a)(b)
Series 2023-4, Class A1
7.163%, due 10/25/68	2,651,954	2,689,202
Series 2023-3, Class A1
7.18%, due 9/25/68	1,936,989	1,973,348
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(b)(g)	2,788,620	2,829,251
		16,778,189
Total Mortgage-Backed Securities (Cost $42,914,752)		43,186,598
U.S. Government & Federal Agencies 41.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.5%
FHLMC Gold Pools, 15 Year
5.00%, due 3/1/25	948	948
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,663	1,706

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
6.50%, due 8/1/37	$ 12,936	$ 13,454
UMBS Pool, 30 Year
2.00%, due 11/1/50	2,550,230	2,060,663
2.00%, due 3/1/51	401,757	324,769
2.00%, due 8/1/51	2,835,006	2,274,320
2.50%, due 7/1/50	4,152,896	3,500,801
2.50%, due 11/1/50	2,514,355	2,128,865
2.50%, due 2/1/51	4,030,679	3,406,846
2.50%, due 10/1/51	2,371,503	2,010,436
2.50%, due 12/1/51	3,605,198	3,029,984
2.50%, due 4/1/52	2,306,415	1,941,749
3.00%, due 5/1/51 (h)	4,578,849	4,023,788
3.00%, due 5/1/52	1,876,540	1,644,189
3.50%, due 11/1/51	3,106,712	2,792,473
4.00%, due 10/1/52	2,945,871	2,746,493
5.00%, due 12/1/52	2,476,597	2,427,710
5.00%, due 7/1/53	2,393,424	2,354,982
5.50%, due 10/1/52	1,618,950	1,616,789
6.00%, due 7/1/53	1,911,647	1,954,557
		40,255,522
Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.4%
UMBS, 15 Year
2.00%, due 3/1/37	5,234,708	4,672,750
4.50%, due 5/1/24	1,456	1,448
UMBS, 30 Year
2.00%, due 8/1/50	4,580,984	3,677,548
2.00%, due 9/1/50	5,758,284	4,637,122
2.00%, due 12/1/50	4,062,661	3,258,889
2.00%, due 3/1/51	4,245,534	3,424,242
2.00%, due 3/1/51	5,288,052	4,249,192
2.00%, due 3/1/52	4,782,498	3,839,814
2.50%, due 5/1/43	228,912	194,296
2.50%, due 9/1/50	4,907,233	4,155,349
2.50%, due 8/1/51	4,991,126	4,218,281
2.50%, due 10/1/51	3,504,921	2,945,116
2.50%, due 10/1/51	2,844,507	2,412,449
2.50%, due 11/1/51	3,156,049	2,673,503
2.50%, due 4/1/52	2,300,934	1,937,141
3.00%, due 5/1/52	4,915,282	4,255,069
3.50%, due 5/1/48	4,704,161	4,313,614
3.50%, due 2/1/52	2,135,418	1,919,255
4.50%, due 7/1/52	2,670,311	2,545,228
4.50%, due 7/1/52	1,908,521	1,833,908
5.50%, due 10/1/52	2,623,117	2,613,135
5.50%, due 11/1/52	3,115,955	3,109,227
6.00%, due 11/1/52	2,743,054	2,779,416

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
6.00%, due 9/1/53	$ 3,675,358	$ 3,779,811
6.50%, due 10/1/36	9,816	10,311
6.50%, due 8/1/37	1,811	1,866
7.00%, due 9/1/37	15,680	16,193
7.00%, due 10/1/37	246	255
7.00%, due 11/1/37	3,475	3,583
7.50%, due 7/1/28	2,638	2,633
UMBS, Single Family, 30 Year TBA (i)
3.00%, due 4/25/54	1,300,000	1,118,275
4.00%, due 4/25/54	2,200,000	2,037,204
		76,636,123
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.4%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	19,054	18,133
4.00%, due 7/15/44	118,958	112,519
4.00%, due 7/15/45	55,952	53,176
4.50%, due 6/15/39	295,986	293,051
4.50%, due 6/15/40	123,728	121,694
GNMA II, 30 Year
2.00%, due 3/20/51	3,761,556	3,006,544
2.50%, due 1/20/51	2,122,600	1,783,255
2.50%, due 3/20/51	3,688,964	3,134,042
2.50%, due 4/20/51	4,579,898	3,888,656
3.50%, due 5/20/52	3,159,722	2,888,147
4.50%, due 9/20/52	2,919,009	2,813,284
GNMA II, Single Family, 30 Year
3.00%, due 8/20/51	2,958,551	2,608,673
3.00%, due 10/20/51	3,176,545	2,800,883
4.00%, due 4/20/52	2,160,024	2,020,770
5.00%, due 7/20/52	1,567,725	1,542,240
		27,085,067
United States Treasury Bonds 3.0%
U.S. Treasury Bonds
1.875%, due 2/15/41	3,770,000	2,628,250
2.375%, due 2/15/42	2,140,000	1,591,709
2.875%, due 5/15/52	4,560,000	3,450,281
3.25%, due 5/15/42	500,000	425,019
4.25%, due 2/15/54	5,630,000	5,536,753
4.375%, due 8/15/43	5,050,000	4,990,031
		18,622,043
United States Treasury Notes 14.7%
U.S. Treasury Notes
2.875%, due 5/31/25	1,575,000	1,538,086
4.25%, due 3/15/27	20,175,000	20,082,006
4.25%, due 2/28/29	9,080,000	9,092,059

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.25%, due 2/28/31	$ 31,625,000	$ 31,679,356
4.625%, due 2/28/26	28,050,000	28,026,990
		90,418,497
Total U.S. Government & Federal Agencies (Cost $256,880,385)		253,017,252
Total Long-Term Bonds (Cost $610,283,455)		607,851,571
Total Investments (Cost $610,283,455)	98.5%	607,851,571
Other Assets, Less Liabilities	1.5	9,222,828
Net Assets	100.0%	$ 617,074,399

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of March 31, 2024.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2024.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2024.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2024.
(h)	Delayed delivery security.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2024, the total net market value was $3,155,479, which represented 0.5% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	128	June 2024	$ 26,220,554	$ 26,174,000	$ (46,554)
U.S. Treasury 5 Year Notes	147	June 2024	15,715,957	15,731,297	15,340
U.S. Treasury Ultra Bonds	355	June 2024	44,534,446	45,795,000	1,260,554
Total Long Contracts					1,229,340

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(86)	June 2024	$ (9,474,853)	$ (9,528,531)	$ (53,678)
U.S. Treasury 10 Year Ultra Bonds	(212)	June 2024	(24,129,974)	(24,297,188)	(167,214)
Total Short Contracts					(220,892)
Net Unrealized Appreciation					$ 1,008,448

1.	As of March 31, 2024, cash in the amount of $1,960,623 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 47,808,767	$ —	$ 47,808,767
Corporate Bonds	—	263,838,954	—	263,838,954
Mortgage-Backed Securities	—	43,186,598	—	43,186,598
U.S. Government & Federal Agencies	—	253,017,252	—	253,017,252
Total Investments in Securities	—	607,851,571	—	607,851,571
Other Financial Instruments
Futures Contracts (b)	1,275,894	—	—	1,275,894
Total Investments in Securities and Other Financial Instruments	$ 1,275,894	$ 607,851,571	$ —	$ 609,127,465
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (267,446)	$ —	$ —	$ (267,446)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 92.2%
Equity Funds 39.0%
IQ 500 International ETF	172,580	$ 5,921,341
IQ Candriam International Equity ETF	189,755	5,668,172
IQ Candriam U.S. Large Cap Equity ETF	219,894	9,754,498
IQ Candriam U.S. Mid Cap Equity ETF	188,565	6,098,117
IQ CBRE NextGen Real Estate ETF (a)	496,978	9,806,221
IQ FTSE International Equity Currency Neutral ETF	338,048	9,069,828
IQ U.S. Small Cap ETF	90,763	3,385,569
MainStay Epoch Capital Growth Fund Class I	103,043	1,563,426
MainStay Epoch International Choice Fund Class I	138,647	5,650,520
MainStay Fiera SMID Growth Fund Class R6	354,772	6,364,604
MainStay PineStone U.S. Equity Fund Class R6	496,597	9,168,017
MainStay VP American Century Sustainable Equity Portfolio Initial Class	979,037	9,715,771
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	928,107	6,720,702
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	466,495	8,412,452
MainStay VP MacKay Convertible Portfolio Initial Class	604,245	8,933,044
MainStay VP PineStone International Equity Portfolio Initial Class	474,115	5,459,487
MainStay VP Small Cap Growth Portfolio Initial Class	471,146	5,339,311
MainStay VP Wellington Growth Portfolio Initial Class	360,612	9,910,634
MainStay VP Wellington Mid Cap Portfolio Initial Class	672,409	6,117,109
MainStay VP Wellington Small Cap Portfolio Initial Class	468,900	4,309,283
MainStay VP Wellington U.S. Equity Portfolio Initial Class	209,985	6,214,959
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	347,988	10,279,517
MainStay WMC Enduring Capital Fund Class R6	108,727	4,132,221
MainStay WMC International Research Equity Fund Class I	754,108	5,738,990
MainStay WMC Value Fund Class R6	243,676	7,745,763
Total Equity Funds (Cost $153,576,208)		171,479,556
Fixed Income Funds 53.2%
IQ MacKay ESG Core Plus Bond ETF (a)	1,672,621	35,116,678
IQ Mackay ESG High Income ETF (a)	273,966	7,269,688
MainStay MacKay Short Duration High Income Fund Class I	1,961,887	18,624,582
MainStay Mackay U.S. Infrastructure Bond Fund Class R6 (a)	1,626,209	12,270,233
MainStay Short Term Bond Fund Class I (a)	971,264	8,823,549
MainStay VP Bond Portfolio Initial Class	124,807	1,535,297
MainStay VP Floating Rate Portfolio Initial Class (a)	2,833,428	24,353,030
MainStay VP Indexed Bond Portfolio Initial Class (a)	13,185,829	114,042,917
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	794,230	7,336,143
MainStay VP PIMCO Real Return Portfolio Initial Class	564,629	4,395,633
Total Fixed Income Funds (Cost $258,799,558)		233,767,750
Total Affiliated Investment Companies (Cost $412,375,766)		405,247,306

	Shares	Value
Short-Term Investment 7.5%
Affiliated Investment Company 7.5%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	32,959,192	$ 32,959,192
Total Short-Term Investment (Cost $32,959,192)	7.5%	32,959,192
Total Investments (Cost $445,334,958)	99.7%	438,206,498
Other Assets, Less Liabilities	0.3	1,355,754
Net Assets	100.0%	$ 439,562,252

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(b)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 7,613	$ 20	$ (1,962)	$ 265	$ (15)	$ 5,921	$ —	$ —	173
IQ Candriam International Equity ETF	7,669	—	(2,418)	488	(71)	5,668	22	—	190
IQ Candriam U.S. Large Cap Equity ETF	9,998	—	(789)	272	273	9,754	28	—	220
IQ Candriam U.S. Mid Cap Equity ETF	6,437	—	(772)	67	366	6,098	18	—	189
IQ CBRE NextGen Real Estate ETF	10,434	129	(407)	15	(365)	9,806	43	—	497
IQ FTSE International Equity Currency Neutral ETF	9,193	—	(811)	179	509	9,070	11	—	338
IQ MacKay ESG Core Plus Bond ETF	29,621	5,587	—	—	(91)	35,117	272	—	1,673
IQ Mackay ESG High Income ETF	7,538	—	(259)	6	(15)	7,270	88	—	274
IQ U.S. Small Cap ETF	3,697	—	(420)	63	46	3,386	12	—	91
MainStay Epoch Capital Growth Fund Class I	1,665	—	(237)	18	117	1,563	—	—	103
MainStay Epoch International Choice Fund Class I	4,667	1,048	(205)	23	117	5,650	—	—	139
MainStay Fiera SMID Growth Fund Class R6	6,650	—	(778)	61	432	6,365	—	—	355
MainStay MacKay Short Duration High Income Fund Class I (a)	18,896	311	(605)	(23)	46	18,625	310	—	1,962
MainStay Mackay U.S. Infrastructure Bond Fund Class R6	6,062	6,261	—	—	(53)	12,270	105	—	1,626
MainStay PineStone U.S. Equity Fund Class R6	9,160	13	(576)	50	521	9,168	—	—	497
MainStay Short Term Bond Fund Class I	8,999	112	(246)	(1)	(40)	8,824	111	—	971
MainStay U.S. Government Liquidity Fund	43,091	20,668	(30,800)	—	—	32,959	540	—	32,959
MainStay VP American Century Sustainable Equity Portfolio Initial Class	8,083	905	(250)	(111)	1,089	9,716	—	—	979
MainStay VP Bond Portfolio Initial Class	14,947	—	(13,310)	(2,089)	1,987	1,535	—	—	125
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	6,944	—	(498)	(76)	351	6,721	—	—	928
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	6,772	1,259	(304)	23	662	8,412	—	—	466
MainStay VP Floating Rate Portfolio Initial Class	24,784	510	(968)	(31)	58	24,353	511	—	2,833
MainStay VP Indexed Bond Portfolio Initial Class	117,998	4	(2,894)	(572)	(493)	114,043	—	—	13,186

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP MacKay Convertible Portfolio Initial Class	$ —	$ 9,008	$ —	$ —	$ (75)	$ 8,933	$ 212	$ —	604
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	7,522	—	(315)	—(b)	129	7,336	—	—	794
MainStay VP PIMCO Real Return Portfolio Initial Class	4,531	—	(141)	(16)	22	4,396	—	—	565
MainStay VP PineStone International Equity Portfolio Initial Class	4,572	1,040	(497)	(302)	646	5,459	—	—	474
MainStay VP S&P 500 Index Portfolio Initial Class	6,951	—	(7,098)	1,489	(1,342)	—	—	—	—
MainStay VP Small Cap Growth Portfolio Initial Class	5,711	—	(643)	(443)	714	5,339	—	—	471
MainStay VP Wellington Growth Portfolio Initial Class	10,244	—	(1,544)	(687)	1,898	9,911	—	—	361
MainStay VP Wellington Mid Cap Portfolio Initial Class	6,429	—	(780)	(343)	811	6,117	—	—	672
MainStay VP Wellington Small Cap Portfolio Initial Class	4,709	—	(643)	(159)	402	4,309	—	—	469
MainStay VP Wellington U.S. Equity Portfolio Initial Class	4,503	1,154	(125)	(18)	701	6,215	—	—	210
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	10,431	—	(1,465)	(364)	1,678	10,280	—	—	348
MainStay WMC Enduring Capital Fund Class R6	4,215	—	(471)	42	346	4,132	—	—	109
MainStay WMC International Research Equity Fund Class I	4,678	1,053	(269)	15	262	5,739	—	—	754
MainStay WMC Value Fund Class R6	6,095	1,393	(170)	4	424	7,746	—	—	244
	$451,509	$50,475	$(73,670)	$(2,155)	$12,047	$438,206	$2,283	$—

(a)	Prior to February 28, 2024, known as MainStay MacKay Short Duration High Yield Fund Class I.
(b)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/3/24	Daily	(7,186)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/3/24	Daily	(8,333)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	11,484	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/3/24	Daily	17,737	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.57%	12/3/24	Daily	(2,298)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/3/24	Daily	(22,633)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/3/24	Daily	9,315	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/3/24	Daily	4,681	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	13,404	—
JPMorgan Chase Bank NA	JPNYOIH Index	1 day FEDF plus 0.48%	2/14/25	Daily	5,204	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.10%	4/9/24 - 5/7/24	Daily	(19,765)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.36% - 0.51%	5/7/24	Daily	7,010	$ —
Citibank NA	S&P 500 Total Return Index	1 day FEDF	12/3/24	Daily	2,386	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/3/24	Daily	22,833	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.35%	12/3/24	Daily	3,357	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 0.50%	12/3/24	Daily	(4,840)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of March 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(2,219)	(324,017)	—	4.51
Apollo Commercial Real Estate Finance, Inc.	(349)	(50,970)	—	0.71
Atlantica Sustainable Infrastructure plc	(194)	(28,275)	—	0.39
Brandywine Realty Trust	(333)	(48,678)	—	0.68
Carnival Corp.	(5,354)	(781,965)	—	10.88
Chart Industries, Inc.	(2,070)	(302,286)	—	4.21
Coherent Corp.	(1,256)	(183,454)	—	2.55
CommScope Holding Co, Inc.	(49)	(7,224)	—	0.10
Crane NXT Co	(1,320)	(192,756)	—	2.68
Cushman & Wakefield plc	(422)	(61,685)	—	0.86
Delta Air Lines, Inc.	(4,771)	(696,747)	—	9.70
Designer Brands, Inc.	(332)	(48,445)	—	0.67
DigitalBridge Group, Inc.	(616)	(89,941)	—	1.25
Elanco Animal Health, Inc.	(2,276)	(332,456)	—	4.63
Entegris, Inc.	(3,297)	(481,484)	—	6.70
Fidelity National Information Services, Inc.	(4,671)	(682,155)	—	9.49
Hanesbrands, Inc.	(1,027)	(150,013)	—	2.09
JetBlue Airways Corp.	(835)	(121,909)	—	1.70
Lumen Technologies, Inc.	(860)	(125,572)	—	1.75
MKS Instruments, Inc.	(1,239)	(180,946)	—	2.52
Oatly Group AB	(84)	(12,210)	—	0.17
Opendoor Technologies, Inc.	(965)	(140,918)	—	1.96
Par Pacific Holdings, Inc.	(566)	(82,685)	—	1.15
PureCycle Technologies, Inc.	(253)	(36,922)	—	0.51
Scorpio Tankers, Inc.	(1,416)	(206,861)	—	2.88
Topgolf Callaway Brands Corp.	(431)	(62,947)	—	0.88
Uber Technologies, Inc.	(8,474)	(1,237,700)	—	17.22
United Airlines Holdings, Inc.	(3,524)	(514,730)	—	7.16
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of March 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AppLovin Corp.	(3,448)	(421,433)	—	5.06
Array Technologies Inc.	(1,373)	(167,813)	—	2.01
Asana Inc.	(672)	(82,111)	—	0.99
BILL Holdings Inc.	(2,386)	(291,703)	—	3.50
BioCryst Pharmaceuticals Inc.	(213)	(26,026)	—	0.31
Bloom Energy Corp.	(628)	(76,827)	—	0.92
Bridgebio Pharma Inc.	(1,940)	(237,098)	—	2.84
Carnival Corp.	(4,514)	(551,739)	—	6.62
Children's Place Inc./The	(125)	(15,295)	—	0.18
Cinemark Holdings Inc.	(956)	(116,907)	—	1.40
Coeur Mining Inc.	(473)	(57,782)	—	0.69

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Cytokinetics Inc.	(1,569)	(191,784)	—	2.30
DigitalBridge Group, Inc.	(734)	(89,765)	—	1.08
Emergent BioSolutions Inc.	(93)	(11,356)	—	0.14
Enviva Inc.	(9)	(1,044)	—	0.01
Exact Sciences Corp.	(2,384)	(291,361)	—	3.50
Fastly Inc.	(877)	(107,213)	—	1.29
Gap Inc./The	(4,317)	(527,699)	—	6.33
Guardant Health Inc.	(709)	(86,713)	—	1.04
IAC Inc.	(716)	(87,463)	—	1.05
Infinera Corp.	(293)	(35,818)	—	0.43
Insmed Inc.	(653)	(79,864)	—	0.96
JetBlue Airways Corp.	(996)	(121,702)	—	1.46
Kyndryl Holdings Inc.	(589)	(72,048)	—	0.86
Lyft Inc.	(5,170)	(631,981)	—	7.58
NeoGenomics Inc.	(460)	(56,255)	—	0.67
Oscar Health Inc.	(1,824)	(222,934)	—	2.68
Pacific Biosciences of California Inc.	(242)	(29,637)	—	0.36
Peloton Interactive Inc.	(605)	(74,008)	—	0.89
Q2 Holdings Inc.	(866)	(105,869)	—	1.27
Redfin Corp.	(331)	(40,406)	—	0.48
Revance Therapeutics Inc.	(98)	(11,996)	—	0.14
RingCentral Inc.	(1,358)	(165,997)	—	1.99
Rivian Automotive Inc.	(2,071)	(253,147)	—	3.04
Royal Caribbean Cruises Ltd.	(6,392)	(781,369)	—	9.38
Scotts Miracle-Gro Co/The	(1,098)	(134,270)	—	1.61
Spirit AeroSystems Holdings Inc.	(906)	(110,730)	—	1.33
Spirit Airlines Inc.	(131)	(16,028)	—	0.19
Sweetgreen Inc.	(1,006)	(122,955)	—	1.48
TG Therapeutics Inc.	(931)	(113,815)	—	1.37
Twist Bioscience Corp.	(1,007)	(123,117)	—	1.48
Vistra Corp.	(4,976)	(608,277)	—	7.30
Warner Bros Discovery Inc.	(1,667)	(203,739)	—	2.44
Wix.com Ltd.	(1,593)	(194,668)	—	2.34
Wolfspeed Inc.	(1,132)	(138,411)	—	1.66
WW International Inc.	(188)	(22,954)	—	0.28
Wynn Resorts Ltd.	(2,942)	(359,613)	—	4.32
Xerox Holdings Corp.	(508)	(62,117)	—	0.75

1.	As of March 31, 2024, cash in the amount $1,600,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 171,479,556	$ —	$ —	$ 171,479,556
Fixed Income Funds	233,767,750	—	—	233,767,750
Total Affiliated Investment Companies	405,247,306	—	—	405,247,306
Short-Term Investment
Affiliated Investment Company	32,959,192	—	—	32,959,192
Total Investments in Securities	$ 438,206,498	$ —	$ —	$ 438,206,498

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Australia 1.7%
Atlas Arteria Ltd. (Transportation)	168,924	$ 586,723
Canada 7.3%
Canadian National Railway Co. (Transportation)	10,320	1,358,959
Pembina Pipeline Corp. (Midstream / Pipelines)	28,445	1,003,991
Pembina Pipeline Corp. (Midstream / Pipelines)	2,242	79,100
		2,442,050
China 1.1%
Beijing Enterprises Holdings Ltd. (Utilities)	42,000	121,811
China Resources Gas Group Ltd. (Utilities)	77,577	247,294
		369,105
France 6.4%
Eiffage SA (Transportation)	6,041	685,298
Getlink SE (Transportation)	9,895	168,455
Vinci SA (Transportation)	10,119	1,296,489
		2,150,242
Germany 1.3%
E.ON SE (Utilities)	32,260	448,446
Italy 3.0%
Enel SpA (Utilities)	150,955	996,527
Japan 6.9%
Central Japan Railway Co. (Transportation)	18,105	448,738
Chubu Electric Power Co., Inc. (Utilities)	37,900	494,342
East Japan Railway Co. (Transportation)	30,600	586,106
West Japan Railway Co. (Transportation)	37,048	770,916
		2,300,102
Mexico 1.9%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	17,529	286,199
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	11,460	365,093
		651,292
Spain 6.5%
Aena SME SA (Transportation)	6,146	1,209,755
Cellnex Telecom SA (Communications)	27,950	988,142
		2,197,897
Switzerland 1.7%
Flughafen Zurich AG (Registered) (Transportation)	2,477	561,949
United Kingdom 2.9%
National Grid plc (Utilities)	48,674	654,885

	Shares	Value
Common Stocks
United Kingdom
Pennon Group plc (Utilities)	38,709	$ 316,346
		971,231
United States 58.6%
AES Corp. (The) (Utilities)	50,724	909,481
ALLETE, Inc. (Utilities)	4,310	257,048
American Tower Corp. (Communications)	8,437	1,667,067
Atmos Energy Corp. (Utilities)	7,189	854,556
California Water Service Group (Utilities)	3,644	169,373
Cheniere Energy, Inc. (Midstream / Pipelines)	1,457	234,985
CMS Energy Corp. (Utilities)	10,160	613,054
Constellation Energy Corp. (Utilities)	2,365	437,170
CSX Corp. (Transportation)	37,951	1,406,844
Duke Energy Corp. (Utilities)	5,269	509,565
Equinix, Inc. (Communications)	727	600,015
Eversource Energy (Utilities)	5,628	336,386
Kinder Morgan, Inc. (Midstream / Pipelines)	17,052	312,734
NextEra Energy Partners LP (Utilities)	6,860	206,349
NextEra Energy, Inc. (Utilities)	29,208	1,866,683
NiSource, Inc. (Utilities)	16,425	454,316
Norfolk Southern Corp. (Transportation)	1,673	426,398
OGE Energy Corp. (Utilities)	11,948	409,816
PG&E Corp. (Utilities)	47,151	790,251
Pinnacle West Capital Corp. (Utilities)	3,384	252,886
Plains GP Holdings LP, Class A (Midstream / Pipelines) (a)	11,085	202,301
Portland General Electric Co. (Utilities)	8,103	340,326
PPL Corp. (Utilities)	34,331	945,132
SBA Communications Corp. (Communications)	2,034	440,768
Sempra (Utilities)	15,307	1,099,502
Southern Co. (The) (Utilities)	8,523	611,440
Targa Resources Corp. (Midstream / Pipelines)	11,992	1,342,984
Union Pacific Corp. (Transportation)	1,370	336,924
WEC Energy Group, Inc. (Utilities)	14,929	1,225,970
Xcel Energy, Inc. (Utilities)	7,647	411,026
		19,671,350
Total Common Stocks (Cost $31,232,151)		33,346,914

	Shares	Value
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
United States 0.6%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	214,837	$ 214,837
Total Short-Term Investment (Cost $214,837)		214,837
Total Investments (Cost $31,446,988)	99.9%	33,561,751
Other Assets, Less Liabilities	0.1	21,812
Net Assets	100.0%	$ 33,583,563

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 97	$ 2,569	$ (2,451)	$ —	$ —	$ 215	$ 3	$ —	215
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Mexico	$ —	$ 651,292	$ —	$ 651,292
All Other Countries	32,695,622	—	—	32,695,622
Total Common Stocks	32,695,622	651,292	—	33,346,914
Short-Term Investment
Affiliated Investment Company	214,837	—	—	214,837
Total Investments in Securities	$ 32,910,459	$ 651,292	$ —	$ 33,561,751

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 95.7%
Brazil 5.7%
Banco BTG Pactual SA (Capital Markets) (a)	240,000	$ 1,743,271
Banco do Brasil SA (Banks)	30,000	338,677
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities) (a)	46,000	776,847
MercadoLibre, Inc. (Broadline Retail) (a)	1,160	1,753,874
NU Holdings Ltd., Class A (Banks) (a)	304,000	3,626,720
PRIO SA (Oil, Gas & Consumable Fuels)	286,000	2,779,367
Sendas Distribuidora SA (Consumer Staples Distribution & Retail)	220,000	645,253
WEG SA (Electrical Equipment)	128,000	974,917
		12,638,926
Chile 0.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Electrical Equipment)	4,000	196,640
China 26.7%
Airtac International Group (Machinery)	32,000	1,109,879
Alibaba Group Holding Ltd. (Broadline Retail)	434,000	3,895,348
Anhui Huaheng Biotechnology Co. Ltd., Class A (Chemicals)	106,098	1,648,549
Baidu, Inc., Class A (Interactive Media & Services) (a)	58,000	761,042
Bank of Jiangsu Co. Ltd., Class A (Banks)	2,959,994	3,210,863
BYD Co. Ltd., Class H (Automobiles)	57,000	1,468,167
BYD Electronic International Co. Ltd. (Communications Equipment)	388,000	1,430,170
China Merchants Bank Co. Ltd., Class H (Banks)	950,000	3,756,596
CMOC Group Ltd., Class H (Metals & Mining)	4,454,002	3,784,271
Kuaishou Technology (Interactive Media & Services) (a)(b)	170,000	1,065,364
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	720,000	834,353
Luzhou Laojiao Co. Ltd., Class A (Beverages)	60,000	1,536,310
Meituan (Hotels, Restaurants & Leisure) (a)(b)	295,000	3,648,443
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	44,988	1,909,023
NetEase, Inc. (Entertainment)	100,000	2,080,006
Nongfu Spring Co. Ltd., Class H (Beverages) (b)	240,000	1,295,532
PDD Holdings, Inc., ADR (Broadline Retail) (a)	27,200	3,162,000
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	728,000	3,074,065
Sailun Group Co. Ltd., Class A (Automobile Components)	549,995	1,108,749
Shanghai Baosight Software Co. Ltd., Class A (Software)	180,076	958,502
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care Equipment & Supplies)	183,997	1,713,074
Shenzhen Transsion Holdings Co. Ltd., Class A (Technology Hardware, Storage & Peripherals)	58,000	1,310,476
Sunresin New Materials Co. Ltd., Class A (Chemicals)	109,993	679,823
Suzhou TFC Optical Communication Co. Ltd., Class A (Communications Equipment)	138,000	2,898,832
Tencent Holdings Ltd. (Interactive Media & Services)	176,000	6,831,415
Vipshop Holdings Ltd., ADR (Broadline Retail)	124,000	2,052,200
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	499,300	2,053,172
		59,276,224
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(c)(d)	19,000	—
Hong Kong 0.0% ‡
China Lumena New Materials Corp. (Chemicals) (a)(c)(d)	6,500	—

	Shares	Value
Common Stocks
India 18.0%
ABB India Ltd. (Electrical Equipment)	36,000	$ 2,745,608
APL Apollo Tubes Ltd. (Metals & Mining)	64,000	1,147,937
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	27,000	2,057,895
Axis Bank Ltd. (Banks)	246,000	3,088,771
Bharti Airtel Ltd. (Wireless Telecommunication Services)	306,000	4,507,678
Coforge Ltd. (IT Services)	22,000	1,451,442
Dixon Technologies India Ltd. (Household Durables)	20,000	1,793,532
ICICI Bank Ltd. (Banks)	224,000	2,936,353
Infosys Ltd. (IT Services)	50,800	912,454
KPIT Technologies Ltd. (Software)	67,000	1,194,075
Oil India Ltd. (Oil, Gas & Consumable Fuels)	270,000	1,943,197
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	129,000	4,596,377
Shriram Finance Ltd. (Consumer Finance)	72,000	2,037,176
Tata Motors Ltd. (Automobiles)	228,000	2,714,048
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	73,000	2,276,236
Trent Ltd. (Specialty Retail)	44,000	2,082,815
Varun Beverages Ltd. (Beverages)	154,000	2,582,469
		40,068,063
Indonesia 2.1%
Bank Mandiri Persero Tbk. PT (Banks)	8,000,000	3,658,152
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	5,283,000	969,633
		4,627,785
Malaysia 0.7%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,560,000	1,535,635
Mexico 3.0%
Alsea SAB de CV (Hotels, Restaurants & Leisure) (a)	210,000	1,035,508
America Movil SAB de CV (Wireless Telecommunication Services)	1,800,000	1,682,819
Gruma SAB de CV, Class B (Food Products)	10,000	187,212
Grupo Financiero Banorte SAB de CV, Class O (Banks)	340,000	3,652,667
		6,558,206
Philippines 0.7%
International Container Terminal Services, Inc. (Transportation Infrastructure)	284,000	1,629,904
Poland 0.4%
Dino Polska SA (Consumer Staples Distribution & Retail) (a)(b)	9,400	912,395
Republic of Korea 11.8%
DB Insurance Co. Ltd. (Insurance)	38,000	2,718,217
HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment)	23,000	914,020
KB Financial Group, Inc. (Banks)	67,000	3,498,682
Meritz Financial Group, Inc. (Financial Services)	45,000	2,730,919
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	1,200	742,507
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	146,000	8,762,711

	Shares	Value
Common Stocks
Republic of Korea
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	52,000	$ 6,883,120
		26,250,176
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	22,529	—
Saudi Arabia 2.1%
Al Rajhi Bank (Banks)	80,000	1,772,564
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	12,000	1,003,386
Elm Co. (IT Services)	3,900	997,227
United Electronics Co. (Specialty Retail)	39,000	994,107
		4,767,284
South Africa 4.5%
Capitec Bank Holdings Ltd. (Banks)	23,000	2,545,046
Gold Fields Ltd. (Metals & Mining)	250,000	4,011,352
Naspers Ltd., Class N (Broadline Retail)	19,000	3,368,186
		9,924,584
Taiwan 16.9%
Accton Technology Corp. (Communications Equipment)	108,000	1,547,268
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	16,600	1,641,664
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	384,000	1,859,797
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	16,000	1,664,818
Chailease Holding Co. Ltd. (Financial Services)	294,000	1,575,484
CTBC Financial Holding Co. Ltd. (Banks)	3,000,000	3,037,168
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	122,000	865,343
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	30,000	1,298,296
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	32,000	556,939
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	888,000	21,337,416
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	32,000	2,189,760
		37,573,953
Turkey 3.0%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	190,000	2,065,696
Coca-Cola Icecek A/S (Beverages)	100,000	1,738,297
Ford Otomotiv Sanayi A/S (Automobiles)	29,000	1,036,019
Turkiye Garanti Bankasi A/S (Banks) (e)	780,000	1,724,996
		6,565,008
Total Common Stocks (Cost $189,626,229)		212,524,783
Preferred Stocks 3.0%
Brazil 1.4%
Itau Unibanco Holding SA (Banks)	460,000	3,177,095

	Shares	Value
Preferred Stocks
Republic of Korea 1.6%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	70,000	$ 3,494,150
Total Preferred Stocks (Cost $5,624,685)		6,671,245
Short-Term Investment 0.7%
Unaffiliated Investment Company 0.7%
United States 0.7%
Invesco Government & Agency Portfolio, 5.319% (f)(g)	1,512,000	1,512,000
Total Short-Term Investment (Cost $1,512,000)		1,512,000
Total Investments (Cost $196,762,914)	99.4%	220,708,028
Other Assets, Less Liabilities	0.6	1,359,058
Net Assets	100.0%	$ 222,067,086

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of March 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $1,678,778; the total market value of collateral held by the Portfolio was $1,722,634. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $210,634. The Portfolio received cash collateral with a value of $1,512,000.
(f)	Current yield as of March 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Malaysia	$ —	$ 1,535,635	$ —	$ 1,535,635
Mexico	—	6,558,206	—	6,558,206
Philippines	—	1,629,904	—	1,629,904
All Other Countries	202,801,038	—	—	202,801,038
Total Common Stocks	202,801,038	9,723,745	—	212,524,783
Preferred Stocks	6,671,245	—	—	6,671,245
Short-Term Investment
Unaffiliated Investment Company	1,512,000	—	—	1,512,000
Total Investments in Securities	$ 210,984,283	$ 9,723,745	$ —	$ 220,708,028

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 2.6%
General Dynamics Corp.	30,004	$ 8,475,830
Lockheed Martin Corp.	17,420	7,923,835
RTX Corp.	88,341	8,615,898
		25,015,563
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	47,736	7,095,002
Banks 9.3%
Bank of America Corp.	586,894	22,255,021
Columbia Banking System, Inc.	381,792	7,387,675
JPMorgan Chase & Co.	121,646	24,365,694
PNC Financial Services Group, Inc. (The)	47,264	7,637,862
Regions Financial Corp.	361,725	7,610,694
Truist Financial Corp.	178,033	6,939,726
U.S. Bancorp	303,045	13,546,112
		89,742,784
Beverages 2.3%
Coca-Cola Co. (The)	113,924	6,969,871
Coca-Cola Europacific Partners plc	132,095	9,240,045
PepsiCo, Inc.	35,017	6,128,325
		22,338,241
Biotechnology 2.8%
AbbVie, Inc.	110,086	20,046,661
Amgen, Inc.	25,735	7,316,975
		27,363,636
Capital Markets 3.3%
BlackRock, Inc.	16,122	13,440,911
CME Group, Inc.	34,447	7,416,095
Lazard, Inc.	271,157	11,353,344
		32,210,350
Chemicals 4.3%
Air Products and Chemicals, Inc.	23,968	5,806,727
Dow, Inc.	130,329	7,549,959
Linde plc	21,702	10,076,673
LyondellBasell Industries NV, Class A	70,081	7,167,885
Nutrien Ltd.	114,629	6,225,501
PPG Industries, Inc.	33,977	4,923,267
		41,750,012
Commercial Services & Supplies 1.3%
Republic Services, Inc.	30,548	5,848,109
Waste Management, Inc.	29,364	6,258,937
		12,107,046

	Shares	Value
Common Stocks
Communications Equipment 1.2%
Cisco Systems, Inc.	227,423	$ 11,350,682
Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	266,701	16,047,399
Containers & Packaging 0.5%
Amcor plc	485,658	4,618,608
Diversified Telecommunication Services 1.8%
AT&T, Inc.	447,042	7,867,939
Verizon Communications, Inc.	230,949	9,690,620
		17,558,559
Electric Utilities 4.5%
Alliant Energy Corp.	111,877	5,638,601
American Electric Power Co., Inc.	129,945	11,188,265
Duke Energy Corp.	51,102	4,942,074
Entergy Corp.	71,560	7,562,461
NextEra Energy, Inc.	146,614	9,370,101
Pinnacle West Capital Corp.	66,739	4,987,405
		43,688,907
Electrical Equipment 3.7%
Eaton Corp. plc	46,609	14,573,702
Emerson Electric Co.	113,340	12,855,023
Hubbell, Inc.	20,338	8,441,287
		35,870,012
Food Products 0.5%
Mondelez International, Inc., Class A	65,836	4,608,520
Health Care Equipment & Supplies 1.5%
Medtronic plc	166,193	14,483,720
Health Care Providers & Services 2.9%
CVS Health Corp.	142,840	11,392,918
UnitedHealth Group, Inc.	32,682	16,167,786
		27,560,704
Health Care REITs 0.5%
Welltower, Inc.	55,139	5,152,188
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	33,777	9,523,425
Vail Resorts, Inc.	31,515	7,022,488
		16,545,913

	Shares	Value
Common Stocks
Household Durables 0.6%
Garmin Ltd.	41,556	$ 6,186,442
Household Products 1.6%
Colgate-Palmolive Co.	60,759	5,471,348
Procter & Gamble Co. (The)	62,998	10,221,425
		15,692,773
Industrial Conglomerates 1.0%
Honeywell International, Inc.	44,786	9,192,326
Industrial REITs 0.6%
Prologis, Inc.	42,212	5,496,847
Insurance 5.3%
Arthur J. Gallagher & Co.	21,873	5,469,125
Marsh & McLennan Cos., Inc.	49,215	10,137,306
MetLife, Inc.	285,574	21,163,889
Travelers Cos., Inc. (The)	63,845	14,693,288
		51,463,608
Interactive Media & Services 0.5%
Meta Platforms, Inc., Class A	10,615	5,154,432
IT Services 1.5%
International Business Machines Corp.	74,246	14,178,016
Leisure Products 0.7%
Hasbro, Inc.	122,062	6,898,944
Machinery 2.0%
Cummins, Inc.	66,395	19,563,287
Media 2.4%
Comcast Corp., Class A	310,344	13,453,412
Omnicom Group, Inc.	101,564	9,827,333
		23,280,745
Multi-Utilities 2.4%
Ameren Corp.	72,016	5,326,303
CMS Energy Corp.	109,255	6,592,447
NiSource, Inc.	204,982	5,669,802
WEC Energy Group, Inc.	63,022	5,175,367
		22,763,919
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	100,301	15,821,479

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	425,411	$ 12,413,493
MPLX LP	258,746	10,753,484
TotalEnergies SE, Sponsored ADR (a)	95,472	6,571,338
Williams Cos., Inc. (The)	230,198	8,970,816
		54,530,610
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co.	93,553	5,073,379
Eli Lilly & Co.	27,917	21,718,309
Johnson & Johnson	99,285	15,705,894
Merck & Co., Inc.	146,798	19,369,996
Pfizer, Inc.	235,610	6,538,178
		68,405,756
Professional Services 1.1%
Automatic Data Processing, Inc.	21,282	5,314,966
Paychex, Inc.	40,821	5,012,819
		10,327,785
Retail REITs 0.5%
Realty Income Corp.	85,655	4,633,935
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc.	71,352	14,112,712
Broadcom, Inc.	16,069	21,298,013
KLA Corp.	19,603	13,694,068
Texas Instruments, Inc.	37,783	6,582,176
		55,686,969
Software 1.6%
Microsoft Corp.	37,711	15,865,772
Specialized REITs 3.0%
American Tower Corp.	26,814	5,298,178
Iron Mountain, Inc.	200,330	16,068,469
VICI Properties, Inc.	251,887	7,503,714
		28,870,361
Specialty Retail 1.6%
Best Buy Co., Inc.	63,957	5,246,393
Home Depot, Inc. (The)	26,502	10,166,167
		15,412,560
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	33,178	5,689,363
Dell Technologies, Inc., Class C	95,976	10,951,821
Hewlett Packard Enterprise Co.	407,815	7,230,560

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals
NetApp, Inc.	88,549	$ 9,294,989
		33,166,733
Tobacco 1.1%
Philip Morris International, Inc.	115,594	10,590,722
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	105,649	10,252,179
Water Utilities 0.6%
Essential Utilities, Inc.	142,987	5,297,668
Total Common Stocks (Cost $722,589,512)		948,020,235
Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	13,681,906	13,681,906
Total Short-Term Investment (Cost $13,681,906)		13,681,906
Total Investments (Cost $736,271,418)	99.7%	961,702,141
Other Assets, Less Liabilities	0.3	2,598,979
Net Assets	100.0%	$ 964,301,120

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $5,914,080. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,480,166.
(b)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 14,122	$ 31,679	$ (32,119)	$ —	$ —	$ 13,682	$ 141	$ —	13,682
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 948,020,235	$ —	$ —	$ 948,020,235
Short-Term Investment
Affiliated Investment Company	13,681,906	—	—	13,681,906
Total Investments in Securities	$ 961,702,141	$ —	$ —	$ 961,702,141

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Chemicals 0.3%
Air Products and Chemicals, Inc.	12,100	$ 2,931,467
Electric Utilities 69.2%
ALLETE, Inc.	2,139	127,570
American Electric Power Co., Inc.	552,500	47,570,250
Constellation Energy Corp.	354,168	65,467,955
Duke Energy Corp.	191,013	18,472,867
Edison International	795,366	56,256,237
Entergy Corp.	436,148	46,092,121
Evergy, Inc.	157,700	8,418,026
Eversource Energy	790,709	47,260,677
Exelon Corp.	498,027	18,710,874
FirstEnergy Corp.	1,221,581	47,177,458
Kansai Electric Power Co., Inc. (The)	70,900	1,006,501
NextEra Energy, Inc.	2,156,960	137,851,314
NRG Energy, Inc.	141,162	9,555,256
PG&E Corp.	3,383,299	56,704,091
Pinnacle West Capital Corp.	121,500	9,079,695
PPL Corp.	1,484,069	40,856,420
Southern Co. (The)	789,321	56,625,888
Xcel Energy, Inc.	207,453	11,150,599
		678,383,799
Electrical Equipment 1.3%
Fluence Energy, Inc. (a)(b)	555,400	9,630,636
NEXTracker, Inc., Class A (a)	48,600	2,734,722
		12,365,358
Gas Utilities 1.8%
Southwest Gas Holdings, Inc.	108,873	8,288,502
UGI Corp.	379,349	9,309,224
		17,597,726
Independent Power and Renewable Electricity Producers 8.2%
AES Corp. (The)	1,682,287	30,163,406
Clearway Energy, Inc.	84,500	1,817,595
NextEra Energy Partners LP	259,768	7,813,821
Sunnova Energy International, Inc. (a)(b)	9,805	60,105
Vistra Corp.	581,110	40,474,312
		80,329,239
Industrial Conglomerates 0.5%
General Electric Co.	27,500	4,827,075
Multi-Utilities 17.2%
DTE Energy Co.	148,300	16,630,362
NiSource, Inc.	1,174,184	32,477,929
Public Service Enterprise Group, Inc.	579,749	38,715,638

	Shares	Value
Common Stocks
Multi-Utilities
Sempra	1,126,303	$ 80,902,345
		168,726,274
Water Utilities 1.0%
Essential Utilities, Inc.	265,400	9,833,070
Total Common Stocks (Cost $922,561,061)		974,994,008
Short-Term Investments 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	4,762,457	4,762,457
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.319% (c)(d)	104,752	104,752
Total Short-Term Investments (Cost $4,867,209)		4,867,209
Total Investments (Cost $927,428,270)	100.0%	979,861,217
Other Assets, Less Liabilities	0.0‡	155,104
Net Assets	100.0%	$ 980,016,321

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $8,070,048; the total market value of collateral held by the Portfolio was $8,267,595. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,162,843. The Portfolio received cash collateral with a value of $104,752.
(c)	Current yield as of March 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 13,214	$ 72,219	$ (80,671)	$ —	$ —	$ 4,762	$ 142	$ —	4,762

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 974,994,008	$ —	$ —	$ 974,994,008
Short-Term Investments
Affiliated Investment Company	4,762,457	—	—	4,762,457
Unaffiliated Investment Company	104,752	—	—	104,752
Total Short-Term Investments	4,867,209	—	—	4,867,209
Total Investments in Securities	$ 979,861,217	$ —	$ —	$ 979,861,217

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.5%
Asset-Backed Securities 3.2%
Other Asset-Backed Securities 3.2%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
7.295% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 524,609
Series 2024-1A, Class D
9.145% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,248,999
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
7.565% (3 Month SOFR + 2.20%), due 10/16/36	1,000,000	1,000,051
Series 2023-20A, Class D
9.365% (3 Month SOFR + 4.00%), due 10/16/36	848,215	849,720
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
8.118% (3 Month SOFR + 2.80%), due 10/20/35	900,000	904,345
Series 2022-21A, Class C
10.638% (3 Month SOFR + 5.32%), due 10/20/35	1,000,000	1,010,551
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
8.268% (3 Month SOFR + 2.95%), due 10/21/35	1,000,000	1,007,933
Series 2022-1A, Class D
10.648% (3 Month SOFR + 5.33%), due 10/21/35	1,000,000	1,013,249
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
7.291% (3 Month SOFR + 2.00%), due 4/18/37	1,500,000	1,500,759
Series 2024-1A, Class D
8.891% (3 Month SOFR + 3.60%), due 4/18/37	1,200,000	1,200,810
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class B
8.064% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,260,071
Series 2023-2A, Class D
10.714% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,253,454
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
7.644% (3 Month SOFR + 2.30%), due 10/20/36	1,000,000	1,005,347
Series 2023-32A, Class D
9.644% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,005,598
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(b)
Series 2022-51A, Class B
8.366% (3 Month SOFR + 3.05%), due 10/23/35	750,000	752,552
Series 2022-51A, Class D
11.016% (3 Month SOFR + 5.70%), due 10/23/35	750,000	758,258
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
7.606% (3 Month SOFR + 2.25%), due 10/20/36	1,000,000	1,008,202
Series 2023-16A, Class D
9.356% (3 Month SOFR + 4.00%), due 10/20/36	1,000,000	1,003,414

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
7.305% (3 Month SOFR + 2.00%), due 4/15/37	$ 1,250,000	$ 1,250,246
Series 2021-4A, Class D
8.526% (3 Month SOFR + 3.212%), due 10/15/34	1,575,000	1,576,101
Series 2024-1A, Class D
8.705% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,250,180
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
8.314% (3 Month SOFR + 3.00%), due 10/15/35	1,500,000	1,511,986
Series 2022-21A, Class D
10.414% (3 Month SOFR + 5.10%), due 10/15/35	1,071,000	1,082,658
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
7.295% (3 Month SOFR + 2.00%), due 4/23/37	1,500,000	1,500,765
Series 2024-24A, Class D
8.895% (3 Month SOFR + 3.60%), due 4/23/37	1,500,000	1,501,019
Total Asset-Backed Securities (Cost $27,760,403)		27,980,877
Corporate Bonds 5.8%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	200,000	202,219
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	272,697
TransDigm, Inc.
7.125%, due 12/1/31 (a)	500,000	515,279
		990,195
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	193,348
4.625%, due 4/15/29	600,000	558,000
		751,348
Auto Manufacturers 0.5%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	2,127,962
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,097,544
		4,225,506
Building Materials 0.1%
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	1,250,000	1,254,272

	Principal Amount	Value
Corporate Bonds
Chemicals 0.5%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	$ 330,000	$ 212,810
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,253,852
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,000,000	1,077,356
Olympus Water US Holding Corp.
9.75%, due 11/15/28 (a)	1,500,000	1,597,825
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	339,686
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	268,467
		4,749,996
Commercial Services 0.7%
Allied Universal Holdco LLC
7.875%, due 2/15/31 (a)	950,000	962,157
Avis Budget Car Rental LLC
8.00%, due 2/15/31 (a)	1,500,000	1,497,561
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,414,323
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	834,861
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	979,579
Sotheby's/Bidfair Holdings, Inc.
5.875%, due 6/1/29 (a)	900,000	756,461
		6,444,942
Distribution & Wholesale 0.0% ‡
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	350,000	344,408
Diversified Financial Services 0.5%
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	562,100
7.75%, due 5/15/26	1,125,000	1,148,187
8.00%, due 2/15/27	750,000	774,390
LD Holdings Group LLC
6.50%, due 11/1/25 (a)	1,500,000	1,456,086
NFP Corp.
8.50%, due 10/1/31 (a)	670,000	737,374
		4,678,137
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,452,490

	Principal Amount	Value
Corporate Bonds
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	$ 1,000,000	$ 1,082,663
Entertainment 0.3%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,447,344
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	900,000	906,631
		2,353,975
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	940,440
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	231,925
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	260,182
		492,107
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	189,034
Healthcare-Services 0.1%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	114,024
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	360,000	371,622
		485,646
Insurance 0.3%
Acrisure LLC
8.25%, due 2/1/29 (a)	550,000	552,468
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,033,420
		2,585,888
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	568,019
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	309,478

	Principal Amount	Value
Corporate Bonds
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 400,000	$ 385,334
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	220,000	141,475
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28 (a)	900,000	668,068
		809,543
Media 0.4%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	294,207
Univision Communications, Inc. (a)
6.625%, due 6/1/27	600,000	586,821
8.00%, due 8/15/28	2,113,000	2,152,642
		3,033,670
Oil & Gas 0.1%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	1,130,000	1,213,368
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	360,000	359,586
Packaging & Containers 0.4%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	322,421
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	966,030
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	100,000	98,254
Mauser Packaging Solutions Holding Co.
7.875%, due 8/15/26 (a)	1,500,000	1,528,126
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	842,883
		3,757,714
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	283,173
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	533,464
		816,637

	Principal Amount	Value
Corporate Bonds
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	$ 400,000	$ 414,818
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	512,091
		926,909
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,330,000	941,829
Real Estate Investment Trusts 0.2%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	334,838
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	288,843
7.25%, due 7/15/28 (a)	900,000	926,833
		1,550,514
Retail 0.3%
1011778 BC ULC
4.00%, due 10/15/30 (a)	1,040,000	926,642
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	580,013
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	937,567
		2,444,222
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	277,558
4.875%, due 7/1/29	300,000	277,539
		555,097
Telecommunications 0.1%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	271,078
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	368,000	376,280
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	312,000
		959,358
Total Corporate Bonds (Cost $52,739,313)		51,652,325

	Principal Amount	Value
Loan Assignments 86.5%
Aerospace & Defense 3.6%
Amentum Government Services Holdings LLC (b)
First Lien Tranche Term Loan 3
9.329% (1 Month SOFR + 4.00%), due 2/15/29	$ 2,783,750	$ 2,788,970
First Lien Tranche Term Loan 1
9.445% (1 Month SOFR + 4.00%), due 1/29/27	1,086,449	1,088,486
Arcline FM Holdings LLC
First Lien Initial Term Loan
10.321% (3 Month SOFR + 4.75%), due 6/23/28 (b)	2,855,357	2,855,357
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
7.18% (1 Month SOFR + 1.75%), due 9/7/27 (b)	2,577,759	2,578,161
Barnes Group, Inc.
2024 Refinancing Term Loan
7.827% (1 Month SOFR + 2.50%), due 8/30/30 (b)	798,000	798,199
Chromalloy Corp.
Term Loan
9.058%, due 3/21/31	1,500,000	1,492,500
Cobham Ultra SeniorCo. SARL
USD Facility Term Loan B
9.012% (6 Month SOFR + 3.50%), due 8/3/29 (b)	1,982,593	1,942,115
Dynasty Acquisition Co., (b)
2024 Specified Refinancing Term Loan B1
8.829% (1 Month SOFR + 3.50%), due 8/24/28	2,724,802	2,724,802
2024 Specified Refinancing Term Loan B2
8.829% (1 Month SOFR + 3.50%), due 8/24/28	1,050,613	1,050,613
KBR, Inc.
Incremental Term Loan B
7.58% (1 Month SOFR + 2.25%), due 1/17/31 (b)	700,000	700,657
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
8.927% (1 Month SOFR + 3.50%), due 5/30/25 (b)	4,263,344	4,068,828
SkyMiles IP Ltd.
Initial Term Loan
9.068% (3 Month SOFR + 3.75%), due 10/20/27 (b)	2,014,286	2,074,714
TransDigm, Inc.
Tranche Term Loan I
8.059% (3 Month SOFR + 3.25%), due 8/24/28 (b)	4,188,374	4,194,657
Term Loan K
8.059%, due 3/22/30	1,395,332	1,397,561
United AirLines, Inc.
2024 Term Loan B
8.076% (3 Month SOFR + 2.75%), due 2/22/31 (b)	1,350,000	1,349,367
WestJet Airlines Ltd.
Term Loan
8.426% (1 Month SOFR + 3.00%), due 12/11/26 (b)	203,257	202,966
		31,307,953

	Principal Amount	Value
Loan Assignments
Animal Food 0.2%
Alltech, Inc.
Term Loan B
9.445% (1 Month SOFR + 4.00%), due 10/13/28 (b)	$ 1,518,782	$ 1,505,493
Automobile 2.0%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
10.459% (3 Month SOFR + 5.00%), due 12/30/27 (b)	2,639,250	2,619,456
Autokiniton U.S. Holdings, Inc.
2024 Replacement Term Loan B
9.442% (1 Month SOFR + 4.00%), due 4/6/28 (b)	1,986,156	1,991,121
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
7.829% (3 Month SOFR + 2.25%), due 10/30/26 (b)	1,196,875	1,196,127
Belron Finance U.S. LLC (b)
2028 Dollar Incremental Term Loan
7.578% (3 Month SOFR + 2.00%), due 4/13/28	940,894	940,894
2029 Dollar Incremental Term Loan
7.664% (3 Month SOFR + 2.25%), due 4/18/29	497,500	498,018
First Incremental Term Loan
7.821% (3 Month SOFR + 2.25%), due 11/13/25	947,500	947,500
Clarios Global LP
First Lien 2024 Refinancing Term Loan
8.33% (1 Month SOFR + 3.00%), due 5/6/30 (b)	3,420,000	3,423,420
First Brands Group LLC (b)
First Lien 2021 Term Loan
10.574% (3 Month SOFR + 5.00%), due 3/30/27	663,248	663,579
First Lien 2022 Incremental Term Loan II
10.574% (3 Month SOFR + 5.00%), due 3/30/27	797,286	797,286
Mavis Tire Express Services Topco Corp.
First Lien 2024 Initial Term Loan
9.077% (1 Month SOFR + 3.75%), due 5/4/28 (b)	2,394,000	2,395,796
Wand Newco 3, Inc.
First Lien 2024 Refinancing Term Loan
9.08% (1 Month SOFR + 3.75%), due 1/30/31 (b)	2,333,333	2,338,194
		17,811,391
Banking 0.7%
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
8.945% (1 Month SOFR + 3.50%), due 4/7/28 (b)	2,613,488	2,613,080
Jane Street Group LLC
2024 Repricing Term Loan
7.942% (1 Month SOFR + 2.50%), due 1/26/28 (b)	3,710,749	3,710,750
		6,323,830

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco 1.2%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
9.192% (1 Month SOFR + 3.75%), due 10/1/25 (b)	$ 1,661,559	$ 1,627,289
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
8.445% (1 Month SOFR + 3.00%), due 12/8/28 (b)	1,293,428	1,291,811
Froneri International Ltd.
First Lien Facility Term Loan B2
7.68% (1 Month SOFR + 2.25%), due 1/29/27 (b)	1,429,312	1,429,656
H-Food Holdings LLC
Initial Term Loan
9.292% (3 Month SOFR + 3.688%), due 5/23/25 (b)	2,198,109	1,588,134
Naked Juice LLC
First Lien Initial Term Loan
8.659% (3 Month SOFR + 3.25%), due 1/24/29 (b)	727,594	677,390
Pegasus BidCo BV
2024-1 Dollar Term Loan
9.057% (3 Month SOFR + 3.75%), due 7/12/29 (b)	1,580,040	1,578,724
Sotheby's
2021 Second Refinancing Term Loan
10.076% (3 Month SOFR + 4.50%), due 1/15/27 (b)	2,233,880	2,198,419
United Natural Foods, Inc.
Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 10/22/25 (b)	438,967	438,395
		10,829,818
Broadcasting & Entertainment 1.3%
Altice France SA
USD Term Loan B14
10.814% (3 Month SOFR + 5.50%), due 8/15/28 (b)	2,977,957	2,318,339
CMG Media Corp.
First Lien 2021 Term Loan B
8.909% (3 Month SOFR + 3.50%), due 12/17/26 (b)	2,714,796	2,357,915
Gray Television, Inc. (b)
Term Loan E
7.94% (1 Month SOFR + 2.50%), due 1/2/26	506,446	499,377
Term Loan D
8.44% (1 Month SOFR + 3.00%), due 12/1/28	1,564,000	1,460,385
Nexstar Media, Inc.
Term Loan B4
7.945% (1 Month SOFR + 2.50%), due 9/18/26 (b)	1,719,214	1,717,961
Univision Communications, Inc. (b)
First Lien Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 1/31/29	2,038,400	2,032,454
First Lien 2022 Incremental Term Loan
9.559% (3 Month SOFR + 4.25%), due 6/24/29	663,188	663,685
		11,050,116

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate 2.3%
Allspring Buyer LLC
Initial Term Loan
8.814% (3 Month SOFR + 3.25%), due 11/1/28 (b)	$ 1,564,839	$ 1,562,100
Beacon Roofing Supply, Inc.
2028 Term Loan
7.691% (1 Month SOFR + 2.25%), due 5/19/28 (b)	1,462,500	1,462,500
Core & Main LP
Tranche Term Loan B 7.932% - 8.056%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 7/27/28 (b)	2,474,439	2,469,285
Cornerstone Building Brands, Inc. (b)
Tranche Term Loan B
8.675% (1 Month SOFR + 3.25%), due 4/12/28	2,444,315	2,425,601
Initial Term Loan
10.95% (1 Month SOFR + 5.625%), due 8/1/28	1,185,000	1,197,591
Cushman & Wakefield U.S. Borrower LLC (b)
Replacement Term Loan
8.195% (1 Month SOFR + 2.75%), due 8/21/25	110,764	110,118
2023-1 Refinancing Term Loan
8.68% (1 Month SOFR + 3.25%), due 1/31/30	1,517,562	1,511,871
2023-2 Refinancing Term Loan
9.33% (1 Month SOFR + 4.00%), due 1/31/30	831,250	832,289
SRS Distribution, Inc. (b)
2022 Refinancing Term Loan
8.68% (1 Month SOFR + 3.25%), due 6/2/28	588,000	589,838
2021 Refinancing Term Loan
8.945% (1 Month SOFR + 3.50%), due 6/2/28	2,028,000	2,038,140
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.571% (3 Month SOFR + 3.00%), due 7/21/28 (b)	488,750	487,528
WEC U.S. Holdings Ltd.
Initial Term Loan
8.077% (1 Month SOFR + 2.75%), due 1/27/31 (b)	3,013,944	3,009,423
Wilsonart LLC
Tranche Term Loan E
8.652% (3 Month SOFR + 3.25%), due 12/31/26 (b)	2,857,788	2,859,377
		20,555,661
Capital Equipment 0.8%
AZZ, Inc.
Initial Term Loan
8.577% (1 Month SOFR + 3.25%), due 5/13/29 (b)	730,962	733,520
CPM Holdings, Inc.
Initial Term Loan
9.826% (1 Month SOFR + 4.50%), due 9/28/28 (b)	2,493,750	2,494,790
Crosby U.S. Acquisition Corp.
Amendment No. 3 Replacement Term Loan
9.327% (1 Month SOFR + 4.00%), due 8/16/29 (b)	598,500	601,172

	Principal Amount	Value
Loan Assignments
Capital Equipment
Discovery Energy Corp.
USD Term Loan
TBD, due 1/30/31	$ 1,733,333	$ 1,730,083
MIWD Holdco II LLC
Term Loan
8.816%, due 3/20/31	1,090,909	1,095,340
		6,654,905
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
Initial Term Loan
7.402% (3 Month SOFR + 2.00%), due 12/30/26 (b)	2,409,697	2,409,266
Chemicals 0.3%
ASP Unifrax Holdings, Inc.
First Lien USD Term Lien
9.202% (3 Month SOFR + 3.75%), due 12/12/25 (b)	1,000,000	958,500
LSF11 A5 Holdco LLC
Term Loan
8.942% (1 Month SOFR + 3.50%), due 10/15/28 (b)	1,306,667	1,305,441
Fourth Amendment Incremental Term Loan
9.677%, due 10/15/28	446,625	446,904
		2,710,845
Chemicals, Plastics & Rubber 5.2%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
9.43% (1 Month SOFR + 4.00%), due 11/24/27	517,394	516,101
First Lien 2022 Incremental Term Loan
10.08% (1 Month SOFR + 4.75%), due 11/24/27 (c)(d)	1,481,250	1,481,250
Axalta Coating Systems Dutch Holding B BV
Dollar Term Loan B6
7.33% (3 Month SOFR + 2.00%), due 12/20/29 (b)	2,138,469	2,140,378
Bakelite U.S. Holdco, Inc.
Term Loan
9.459% (3 Month SOFR + 4.00%), due 5/29/29 (b)	1,768,500	1,767,395
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
9.105% (1 Month SOFR + 3.675%), due 4/13/29 (b)	2,947,500	2,950,002
Herens Holdco SARL
USD Facility Term Loan B
9.334% (3 Month SOFR + 3.925%), due 7/3/28 (b)	1,154,839	1,083,745
Ineos Quattro Holdings U.K. Ltd. (b)
2030 Tranche Dollar Term Loan B
9.18% (1 Month SOFR + 3.75%), due 3/14/30	1,488,750	1,481,306
2029 Tranche Dollar Term Loan B
9.68% (1 Month SOFR + 4.25%), due 4/2/29	1,896,350	1,888,054

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Ineos U.S. Finance LLC (b)
2030 Dollar Term Loan
8.93% (1 Month SOFR + 3.50%), due 2/18/30	$ 992,500	$ 991,082
2027-II Dollar Term Loan
9.18% (1 Month SOFR + 3.75%), due 11/8/27	1,408,494	1,409,668
Innophos Holdings, Inc.
Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 2/5/27 (b)	1,440,000	1,432,800
Jazz Pharmaceuticals plc
Additional Dollar Tranche Term Loan B1
8.445% (1 Month SOFR + 3.00%), due 5/5/28 (b)	2,627,177	2,639,218
Koppers, Inc.
Term Loan B
8.93% (1 Month SOFR + 3.50%), due 4/10/30 (b)	3,473,794	3,480,307
Nouryon Finance BV (b)
Extended Dollar Term Loan
9.419% (3 Month SOFR + 4.00%), due 4/3/28	3,396,201	3,401,152
2023 Term Loan
9.423% (1 Month SOFR + 4.00%), due 4/3/28	1,240,625	1,242,176
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
9.321% (3 Month SOFR + 3.75%), due 11/9/28 (b)	1,221,875	1,221,264
Oxea Holding Vier GmbH
Tranche Term Loan B2
8.93% (3 Month SOFR + 3.50%), due 10/14/24 (b)	1,671,615	1,638,183
PMHC II, Inc.
Initial Term Loan
9.723% (3 Month SOFR + 4.25%), due 4/23/29 (b)	2,955,000	2,921,756
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
9.441% (1 Month SOFR + 4.00%), due 3/16/27 (b)	3,653,228	3,658,364
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
8.687% (1 Month SOFR + 3.25%), due 8/2/28 (b)	879,750	879,530
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.692% (1 Month SOFR + 3.25%), due 3/3/28 (b)	2,588,807	2,557,095
Tronox Finance LLC
First Lien Refinancing Term Loan 7.942% - 8.064%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 3/10/28 (b)	1,219,316	1,217,283
W. R. Grace Holdings LLC
Initial Term Loan
9.321% (3 Month SOFR + 3.75%), due 9/22/28 (b)	1,466,250	1,467,166
Windsor Holdings III LLC
2024 Dollar Refinancing Term Loan B
9.326% (1 Month SOFR + 4.00%), due 8/1/30 (b)	2,487,516	2,496,844
		45,962,119

	Principal Amount	Value
Loan Assignments
Commercial Services 0.3%
Prime Security Services Borrower LLC
First Lien 2023 Refinancing Term Loan B1
7.827% (3 Month SOFR + 2.50%), due 10/13/30 (b)	$ 2,493,750	$ 2,494,097
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
9.445% (1 Month SOFR + 4.00%), due 10/6/28 (b)	2,058,000	1,885,274
Containers, Packaging & Glass 3.1%
Alliance Laundry Systems LLC
Initial Term Loan B 8.925% - 8.926%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 10/8/27 (b)	1,548,643	1,552,273
Altium Packaging LLC
First Lien 2021 Term Loan
8.192% (1 Month SOFR + 2.75%), due 2/3/28 (b)	2,023,396	2,018,021
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 10.571% - 10.827%
(3 Month SOFR + 5.00%, 6 Month SOFR + 5.00%), due 12/7/25 (b)	2,065,741	1,727,476
Berlin Packaging LLC (b)
Tranche Initial Term Loan B4 8.577% - 8.69%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 3/11/28	1,940,008	1,931,117
Tranche Term Loan B5 9.19% - 9.192%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/11/28	1,053,000	1,053,526
Charter Next Generation, Inc.
First Lien 2024 Initial Term Loan
8.827% (1 Month SOFR + 3.50%), due 12/1/27 (b)	2,812,941	2,816,778
Flint Group Packaging Inks North America Holdings LLC (b)(e)
First Lien USD Facility Term Loan B
5.677% (6.90% PIK) (3 Month SOFR + 0.10%), due 12/31/27	357,883	281,386
Second Lien USD Facility Term Loan B
5.677% (6.90% PIK) (3 Month SOFR + 0.10%), due 12/31/27	477,256	58,166
USD Facility Term Loan B
9.827% (0.75% PIK) (3 Month SOFR + 4.25%), due 12/31/26	712,459	671,493
Graham Packaging Co., Inc.
2021 Initial Term Loan
8.445% (1 Month SOFR + 3.00%), due 8/4/27 (b)	3,184,160	3,182,628
Mauser Packaging Solutions Holding Co.
Initial Term Loan
9.326% (1 Month SOFR + 4.00%), due 8/14/26 (b)	181,958	182,489
Pactiv Evergreen, Inc. (b)
Tranche U.S. Term Loan B2
8.695% (1 Month SOFR + 3.25%), due 2/5/26	622,200	623,684
Tranche U.S. Term Loan B3
8.695% (1 Month SOFR + 3.25%), due 9/24/28	487,500	488,871

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Initial Term Loan A1
9.906% (3 Month SOFR + 4.60%), due 10/2/28	$ 1,589,274	$ 1,422,400
First Lien Third Amendment Tranche Term Loan A
10.306% (3 Month SOFR + 5.00%), due 10/2/28	427,078	432,061
Second Lien Initial Term Loan
12.334% (3 Month SOFR + 6.75%), due 10/1/29 (c)	750,000	452,500
ProAmpac PG Borrower LLC
2023-1 Term Loan 9.798% - 9.823%
(3 Month SOFR + 4.50%), due 9/15/28 (b)	1,666,667	1,666,667
Reynolds Consumer Products LLC
Initial Term Loan
7.18% (1 Month SOFR + 1.75%), due 2/4/27 (b)	1,117,917	1,119,547
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
9.695% (1 Month SOFR + 4.25%), due 7/7/28 (b)	2,276,929	2,248,467
Trident TPI Holdings, Inc. (b)
Tranche Initial Term Loan B3
9.571% (3 Month SOFR + 4.00%), due 9/15/28	501,781	501,781
Tranche Initial Term Loan B5
9.809% (3 Month SOFR + 4.50%), due 9/15/28	2,651,915	2,651,546
Tranche Incremental Term Loan B4
10.559% (3 Month SOFR + 5.25%), due 9/15/28	395,000	395,592
		27,478,469
Diversified/Conglomerate Manufacturing 2.5%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
9.18% (1 Month SOFR + 3.75%), due 5/12/28 (b)	4,207,901	4,199,720
Filtration Group Corp. (b)
2021 Incremental Term Loan
8.945% (1 Month SOFR + 3.50%), due 10/21/28	780,000	781,253
2023 Extended Dollar Term Loan
9.695% (1 Month SOFR + 4.25%), due 10/21/28	2,706,972	2,715,673
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
7.177% (1 Month SOFR + 1.75%), due 3/1/27 (b)	1,933,197	1,935,614
GYP Holdings III Corp.
First Lien 2024 Refinancing Term Loan
7.58% (1 Month SOFR + 2.25%), due 5/12/30 (b)	1,363,609	1,361,905
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
7.177% (1 Month SOFR + 1.75%), due 3/1/27 (b)	157,660	157,857
Iron Mountain Information Management LLC
Incremental Term Loan B
7.195% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	1,762,500	1,758,460

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
8.945% (1 Month SOFR + 3.50%), due 9/6/25	$ 1,038,268	$ 1,027,699
First Lien First Amendment Additional Term Loan
10.195% (1 Month SOFR + 4.75%), due 7/24/26	980,844	968,584
QUIKRETE Holdings, Inc.
Term Loan B
7.569%, due 3/19/29	2,968,167	2,966,929
First Lien Initial Term Loan
8.07% (1 Month SOFR + 2.625%), due 2/1/27 (b)	2,237,479	2,238,038
First Lien Fourth Amendment Term Loan
8.195% (1 Month SOFR + 2.75%), due 3/19/29 (b)	1,470,000	1,470,835
Red Ventures LLC
First Lien Term Loan B4
8.33% (1 Month SOFR + 3.00%), due 3/3/30 (b)	531,162	528,617
		22,111,184
Diversified/Conglomerate Service 2.2%
Applied Systems, Inc.
First Lien 2024 Initial Term Loan
8.809% (3 Month SOFR + 3.50%), due 2/24/31 (b)	3,017,175	3,033,015
Blackhawk Network Holdings, Inc.
First Lien Additional Term Loan B1
10.327% (1 Month SOFR + 5.00%), due 3/12/29 (b)	2,500,000	2,501,108
Brightview Landscapes LLC
2022 Initial Term Loan
8.313% (3 Month SOFR + 3.00%), due 4/20/29 (b)	666,321	666,321
Element Materials Technology Group U.S. Holdings, Inc. (b)
Initial Delayed Draw Term Loan
9.659% (3 Month SOFR + 4.25%), due 7/6/29	1,155,443	1,154,961
First Lien Delayed Draw Term Loan B
9.659% (3 Month SOFR + 4.25%), due 7/6/29	533,281	533,059
Genesys Cloud Services Holdings I LLC (b)
2024 Incremental Dollar Term Loan
9.192% (1 Month SOFR + 3.75%), due 12/1/27	2,000,000	2,006,250
2020 Initial Dollar Term Loan
9.441% (1 Month SOFR + 4.00%), due 12/1/27	2,383,575	2,389,533
MKS Instruments, Inc.
2023-1 Dollar Term Loan B
7.823% (1 Month SOFR + 2.50%), due 8/17/29 (b)	3,256,408	3,251,660
TruGreen LP
First Lien Second Refinancing Term Loan
9.43% (1 Month SOFR + 4.00%), due 11/2/27 (b)	2,644,496	2,570,120
Verscend Holding Corp.
Term Loan B1
9.445% (1 Month SOFR + 4.00%), due 8/27/25 (b)	1,028,031	1,026,930
		19,132,957

	Principal Amount	Value
Loan Assignments
Ecological 0.1%
GFL Environmental, Inc.
2023 Refinancing Term Loan A
7.816% (3 Month SOFR + 2.50%), due 5/31/27 (b)	$ 1,133,697	$ 1,137,341
Electronics 5.7%
Camelot U.S. Acquisition LLC
Amendment No. 6 Refinancing Term Loan
8.077% (1 Month SOFR + 2.75%), due 1/31/31 (b)	3,376,937	3,374,124
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
9.349% (3 Month SOFR + 3.75%), due 1/29/27	348,052	244,072
Dollar Term Loan B2
9.599% (3 Month SOFR + 4.00%), due 1/29/27	2,437,500	1,697,719
Commscope, Inc.
Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 4/6/26 (b)	4,117,241	3,726,103
CoreLogic, Inc.
First Lien Initial Term Loan
8.945% (1 Month SOFR + 3.50%), due 6/2/28 (b)	4,387,500	4,283,297
DCert Buyer, Inc.
First Lien Initial Term Loan
9.33% (1 Month SOFR + 4.00%), due 10/16/26 (b)	2,403,627	2,390,107
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
9.314% (3 Month SOFR + 3.75%), due 11/9/27 (b)	1,935,000	1,937,902
Epicor Software Corp. (b)
Term Loan C
8.692% (1 Month SOFR + 3.25%), due 7/30/27	2,993,624	3,002,045
Term Loan D
9.077% (1 Month SOFR + 3.75%), due 7/30/27	1,246,875	1,252,330
Flexera Software LLC
First Lien Term Loan B1
9.195% (1 Month SOFR + 3.75%), due 3/3/28 (b)	2,316,724	2,320,102
Gainwell Acquisition Corp.
First Lien Term Loan B
9.409% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,493,878	2,382,432
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
9.248% (3 Month SOFR + 3.75%), due 3/11/28 (b)	350,752	347,025
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
10.152% (3 Month SOFR + 4.75%), due 4/1/28 (b)	972,500	970,416
MH Sub I LLC
First Lien 2023 May Incremental Term Loan
9.58% (1 Month SOFR + 4.25%), due 5/3/28 (b)	3,497,784	3,471,550

	Principal Amount	Value
Loan Assignments
Electronics
Project Alpha Intermediate Holding, Inc.
Initial Term Loan
10.063% (3 Month SOFR + 4.75%), due 10/28/30 (b)	$ 3,500,000	$ 3,514,584
Proofpoint, Inc.
First Lien Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 8/31/28 (b)	2,441,788	2,440,567
Rocket Software, Inc.
Extended Dollar Term Loan
10.08% (1 Month SOFR + 4.75%), due 11/28/28 (b)	2,314,121	2,293,512
Sharp Services LLC (b)
First Lien Initial Term Loan
9.409% (3 Month SOFR + 4.00%), due 12/31/28	1,764,000	1,760,692
First Lien Tranche Term Loan B
9.809% (3 Month SOFR + 4.50%), due 12/31/28	1,000,000	1,000,625
Sophos Holdings SARL
First Lien Dollar Tranche Term Loan
8.941% (1 Month SOFR + 3.50%), due 3/5/27 (b)	1,974,616	1,977,085
SS&C Technologies Holdings, Inc. (b)
Term Loan B3
7.195% (1 Month SOFR + 1.75%), due 4/16/25	505,536	505,243
Term Loan B4
7.195% (1 Month SOFR + 1.75%), due 4/16/25	477,311	477,375
Term Loan B5
7.195% (1 Month SOFR + 1.75%), due 4/16/25	1,756,975	1,756,896
Vertiv Group Corp.
Term Loan B1
7.937% (1 Month SOFR + 2.50%), due 3/2/27 (b)	1,920,761	1,921,104
VS Buyer LLC
Initial Term Loan
8.575% (6 Month SOFR + 3.25%), due 2/28/27 (b)	960,000	958,800
		50,005,707
Energy (Electricity) 0.6%
Covanta Holding Corp. (b)
Initial Term Loan B
7.827% (1 Month SOFR + 2.50%), due 11/30/28	547,024	545,266
Initial Term Loan C
7.827% (1 Month SOFR + 2.50%), due 11/30/28	41,812	41,678
2024 Incremental Term Loan B
8.068% (1 Month SOFR + 2.75%), due 11/30/28	3,783,926	3,778,015
2024 Incremental Term Loan C
8.068% (1 Month SOFR + 2.75%), due 11/30/28	206,772	206,320
Vistra Zero Operating Co.
Initial Term Loan
8.068%, due 3/19/31	300,000	299,312
		4,870,591

	Principal Amount	Value
Loan Assignments
Entertainment 1.4%
Alterra Mountain Co. (b)
Term Loan B2
8.945% (1 Month SOFR + 3.50%), due 8/17/28	$ 2,331,690	$ 2,338,247
Term Loan B3
9.18% (1 Month SOFR + 3.75%), due 5/31/30	1,196,985	1,201,474
Fertitta Entertainment LLC
Initial Term Loan B
9.077% (1 Month SOFR + 3.75%), due 1/27/29 (b)	4,169,912	4,171,918
Formula One Management Ltd.
First Lien Facility Term Loan B
7.559% (3 Month SOFR + 2.25%), due 1/15/30 (b)	861,539	861,754
J&J Ventures Gaming LLC
Initial Term Loan
9.445% (1 Month SOFR + 4.00%), due 4/26/28 (b)	3,900,000	3,861,811
		12,435,204
Finance 6.5%
AAdvantage Loyality IP Ltd.
Initial Term Loan
10.329% (3 Month SOFR + 4.75%), due 4/20/28 (b)	2,890,000	2,999,277
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
9.452% (3 Month SOFR + 4.00%), due 2/16/28 (b)	2,269,531	2,264,264
ADMI Corp. (b)
Amendment No.4 Refinancing Term Loan
8.82% (1 Month SOFR + 3.375%), due 12/23/27	1,451,250	1,397,191
Amendment No. 5 Incremental Term Loan
9.195% (1 Month SOFR + 3.75%), due 12/23/27	729,375	703,300
Ahlstrom-Munksjo Holding 3 Oy
USD Facility Term Loan B
9.571% (3 Month SOFR + 4.00%), due 2/4/28 (b)	776,327	774,872
AlixPartners LLP
Initial Dollar Term Loan
7.945% (1 Month SOFR + 2.50%), due 2/4/28 (b)	1,454,998	1,456,210
Blackstone Mortgage Trust, Inc.
Term Loan B4
8.83% (1 Month SOFR + 3.50%), due 5/9/29 (b)	194,267	188,924
Blue Tree Holdings, Inc.
Term Loan
8.064% (3 Month SOFR + 2.50%), due 3/4/28 (b)	485,000	482,777
Boost Newco Borrower LLC
Initial USD Term Loan
8.309% (3 Month SOFR + 3.00%), due 1/31/31 (b)	5,000,000	5,007,810
Boxer Parent Co., Inc.
2028 Extended Dollar Term Loan
9.58% (1 Month SOFR + 4.25%), due 12/29/28 (b)	3,212,579	3,228,642

	Principal Amount	Value
Loan Assignments
Finance
Covia Holdings LLC
Initial Term Loan
9.592% (3 Month SOFR + 4.00%), due 7/31/26 (b)	$ 709,736	$ 706,365
CPC Acquisition Corp.
First Lien Initial Term Loan
9.321% (3 Month SOFR + 3.75%), due 12/29/27 (b)	1,738,715	1,462,694
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
9.059% (3 Month SOFR + 3.75%), due 4/9/27 (b)	2,453,499	2,439,391
Endurance International Group Holdings, Inc.
Initial Term Loan
9.422% (6 Month SOFR + 3.50%), due 2/10/28 (b)	3,797,180	3,692,758
LBM Acquisition LLC
First Lien Initial Term Loan
9.177% (1 Month SOFR + 3.75%), due 12/17/27 (b)	2,326,459	2,319,028
LSF11 Trinity Bidco, Inc.
Initial Term Loan
9.329% (1 Month SOFR + 4.00%), due 6/14/30 (b)	3,668,618	3,677,790
Minimax Viking GmbH
Facility Term Loan B1D
8.195% (1 Month SOFR + 2.75%), due 7/31/28 (b)	2,128,162	2,129,049
Onex TSG Intermediate Corp.
Initial Term Loan
10.324% (3 Month SOFR + 4.75%), due 2/28/28 (b)	972,500	970,069
Park River Holdings, Inc.
First Lien Initial Term Loan
8.843% (3 Month SOFR + 3.25%), due 12/28/27 (b)	1,296,646	1,286,110
Peraton Corp.
First Lien Term Loan B
9.18% (1 Month SOFR + 3.75%), due 2/1/28 (b)	3,342,873	3,335,709
Pluto Acquisition I, Inc. (b)
Tranche Term Loan B
9.316% (3 Month SOFR + 4.00%), due 9/20/28	2,042,381	1,776,872
Tranche Term Loan A
10.687% (6 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,014,031
Potters Industries LLC
Initial Term Loan
9.409% (3 Month SOFR + 4.00%), due 12/14/27 (b)	776,000	777,616
RealPage, Inc.
First Lien Initial Term Loan
8.445% (1 Month SOFR + 3.00%), due 4/24/28 (b)	2,324,250	2,258,397
RealTruck Group, Inc.
Initial Term Loan
8.945% (1 Month SOFR + 3.50%), due 1/31/28 (b)	1,047,600	1,036,469
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.814% (3 Month SOFR + 3.50%), due 3/31/28 (b)	2,156,211	2,131,505

	Principal Amount	Value
Loan Assignments
Finance
WCG Purchaser Corp.
First Lien Initial Term Loan
9.442% (1 Month SOFR + 4.00%), due 1/8/27 (b)	$ 2,209,375	$ 2,208,270
WildBrain Ltd.
Initial Term Loan
9.695% (1 Month SOFR + 4.25%), due 3/24/28 (b)	3,535,650	3,400,853
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
8.195% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,178,400	2,016,382
		57,142,625
Healthcare 1.8%
AHP Health Partners, Inc.
Initial Term Loan
8.942% (1 Month SOFR + 3.50%), due 8/24/28 (b)	1,329,385	1,330,382
Chariot Buyer LLC (b)
First Lien Initial Term Loan
8.68% (1 Month SOFR + 3.25%), due 11/3/28	4,692,000	4,682,785
First Lien Amendment No. 2 Term Loan
9.08% (1 Month SOFR + 3.75%), due 11/3/28	2,000,000	2,002,500
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 9/29/28 (b)	1,267,500	1,267,341
ICU Medical, Inc.
Tranche Term Loan B
7.952% (3 Month SOFR + 2.50%), due 1/8/29 (b)	834,851	833,286
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.945% (1 Month SOFR + 4.50%), due 12/16/28 (b)	684,250	673,131
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
8.677% (1 Month SOFR + 3.25%), due 11/1/28 (b)	504,419	444,393
Medline Borrower LP
Initial Dollar Term Loan
8.441% (1 Month SOFR + 3.00%), due 10/23/28 (b)	2,774,002	2,774,579
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
9.69% (1 Month SOFR + 4.25%), due 10/1/28 (b)	1,925,203	1,835,818
		15,844,215
Healthcare & Pharmaceuticals 0.8%
Bausch & Lomb Corp.
Initial Term Loan
8.677% (1 Month SOFR + 3.25%), due 5/10/27 (b)	1,965,000	1,941,840
Bausch Health Cos., Inc.
Second Amendment Term Loan
10.679% (1 Month SOFR + 5.25%), due 2/1/27 (b)	1,368,750	1,065,914

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Embecta Corp.
First Lien Initial Term Loan
8.327% (1 Month SOFR + 3.00%), due 3/30/29 (b)	$ 1,100,877	$ 1,017,278
Owens & Minor, Inc.
Term Loan B1
9.18% (1 Month SOFR + 3.75%), due 3/29/29 (b)	859,166	861,583
Pediatric Associates Holding Co. LLC
Amendment No. 1 Incremental Term Loan
8.695% (1 Month SOFR + 3.25%), due 12/29/28 (b)	1,568,946	1,357,138
Physician Partners LLC
Initial Term Loan
9.463% (3 Month SOFR + 4.00%), due 12/23/28 (b)	1,102,500	813,094
		7,056,847
Healthcare, Education & Childcare 4.0%
Agiliti Health, Inc.
Term Loan
8.33% (3 Month SOFR + 3.00%), due 5/1/30 (b)	3,739,416	3,720,719
Amneal Pharmaceuticals LLC
Initial Term Loan
10.83% (1 Month SOFR + 5.50%), due 5/4/28 (b)	3,066,868	3,058,435
athenahealth Group, Inc.
Initial Term Loan
8.58% (1 Month SOFR + 3.25%), due 2/15/29 (b)	4,379,427	4,326,510
Auris Luxembourg III SARL
Facility Term Loan B2
9.619% (6 Month SOFR + 3.75%), due 2/27/26 (b)	1,123,336	1,117,251
Carestream Dental Technology Parent Ltd. (b)
First Lien Initial Term Loan
8.559% (3 Month LIBOR + 3.25%), due 9/1/24	689,648	595,683
First Lien Tranche Term Loan B
9.909% (3 Month SOFR + 4.50%), due 9/1/24	229,335	198,948
Carestream Health, Inc.
Term Loan
12.909% (3 Month SOFR + 7.50%), due 9/30/27 (b)	1,741,381	1,480,174
Ecovyst Catalyst Technologies LLC
Initial Term Loan
7.913% (3 Month SOFR + 2.50%), due 6/9/28 (b)	1,750,500	1,747,218
Elanco Animal Health, Inc.
Term Loan
7.176% (1 Month SOFR + 1.75%), due 8/1/27 (b)	1,432,456	1,425,741
FC Compassus LLC
Term Loan B1
9.692% (1 Month SOFR + 4.25%), due 12/31/26 (b)(c)	3,001,962	2,936,918
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
7.459% (3 Month SOFR + 2.00%), due 11/15/27 (b)	920,748	891,399

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Insulet Corp.
2024 Incremental Term Loan
8.33% (1 Month SOFR + 3.00%), due 5/4/28 (b)	$ 1,855,155	$ 1,858,053
Journey Personal Care Corp.
Initial Term Loan
9.692% (1 Month SOFR + 4.25%), due 3/1/28 (b)	1,969,936	1,937,310
Mallinckrodt International Finance SA
Second Out Term Loan
14.826% (1 Month SOFR + 9.50%), due 11/14/28 (b)	443,674	484,714
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 9.159% - 9.18%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	1,530,699	1,435,030
First Lien Initial Term Loan C
9.159% (3 Month SOFR + 3.75%), due 3/2/28	49,562	46,465
Organon & Co.
Dollar Term Loan
8.433% (1 Month SOFR + 3.00%), due 6/2/28 (b)	2,326,377	2,330,011
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
8.821% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,876,765	1,733,076
Raptor Acquisition Corp.
First Lien Term Loan B
9.59% (3 Month SOFR + 4.00%), due 11/1/26 (b)	1,231,250	1,232,173
Select Medical Corp.
Tranche Term Loan B1
8.33% (1 Month SOFR + 3.00%), due 3/6/27 (b)	1,961,118	1,962,344
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
8.574% (3 Month SOFR + 3.00%), due 6/27/25 (b)(c)	471,250	259,187
		34,777,359
High Tech Industries 2.8%
Altar BidCo, Inc.
First Lien Initial Term Loan
7.947% (1 Year SOFR + 3.10%), due 2/1/29 (b)	1,842,188	1,837,252
AP Gaming I LLC
Term Loan B
9.052% (3 Month SOFR + 3.75%), due 2/15/29 (b)	2,782,246	2,788,334
Central Parent LLC
First Lien 2023 Refinancing Term Loan
9.309% (3 Month SOFR + 4.00%), due 7/6/29 (b)	1,000,000	1,002,232
Hanesbands, Inc.
Tranche Initial Term Loan B
9.08% (1 Month SOFR + 3.75%), due 3/8/30 (b)	1,485,000	1,483,144
NAB Holdings LLC
Initial Term Loan
8.209% (3 Month SOFR + 2.75%), due 11/23/28 (b)	1,759,500	1,756,935

	Principal Amount	Value
Loan Assignments
High Tech Industries
Nielsen Consumer, Inc.
Fifth Amendment Dollar Incremental Term Loan
11.58% (1 Month SOFR + 6.25%), due 3/6/28 (b)	$ 1,654,167	$ 1,639,693
Open Text Corp.
2023 Replacement Term Loan
8.177% (1 Month SOFR + 2.75%), due 1/31/30 (b)	3,671,060	3,671,824
Polaris Purchaser, Inc.
Initial Term Loan
9.841% (3 Month SOFR + 4.50%), due 3/3/31 (b)	2,100,000	2,100,000
Scientific Games Holdings LP
First Lien Initial Dollar Term Loan
8.58% (3 Month SOFR + 3.25%), due 4/4/29 (b)	1,704,808	1,703,590
Star Parent, Inc.
Term Loan
9.309% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,500,000	4,469,062
Trans Union LLC
2024 Refinancing Term Loan B7
7.327% (1 Month SOFR + 2.00%), due 12/1/28 (b)	2,502,851	2,499,723
		24,951,789
Hotel, Gaming & Leisure 0.7%
Flutter Entertainment plc
Term Loan B
7.659% (3 Month SOFR + 2.25%), due 11/25/30 (b)	997,500	996,253
Hilton Domestic Operating Co., Inc.
Term Loan B4
7.429% (1 Month SOFR + 2.00%), due 11/8/30 (b)	235,804	236,032
Ontario Gaming GTA LP
First Lien Term Loan B
9.559% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,327,500	2,332,902
Tacala Investment Corp.
First Lien Initial Term Loan
9.327% (1 Month SOFR + 4.00%), due 1/31/31 (b)	2,400,000	2,401,500
		5,966,687
Hotels, Motels, Inns & Gaming 4.2%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
9.195% (1 Month SOFR + 3.75%), due 2/2/26 (b)	2,392,637	2,314,876
Caesars Entertainment, Inc. (b)
Incremental Term Loan B1
8.04% (3 Month SOFR + 2.75%), due 2/6/31	1,400,000	1,399,300
2023 Incremental Term Loan B
8.663% (3 Month SOFR + 3.25%), due 2/6/30	2,079,000	2,081,599
Entain plc (b)
USD Facility Term Loan B
7.909% (3 Month SOFR + 2.50%), due 3/29/27	1,250,357	1,250,617

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Entain plc (b)
USD Facility Term Loan B2
8.909% (3 Month SOFR + 3.50%), due 10/31/29	$ 1,580,013	$ 1,584,622
Everi Holdings, Inc.
Term Loan B
7.945% (1 Month SOFR + 2.50%), due 8/3/28 (b)	1,426,140	1,427,330
Four Seasons Holdings, Inc.
First Lien 2024 Repricing Term Loan
7.33% (1 Month SOFR + 2.00%), due 11/30/29 (b)	1,413,583	1,414,246
Golden Entertainment, Inc.
First Lien 2023 Refinancing Term Loan B1
8.18% (1 Month SOFR + 2.75%), due 5/28/30 (b)	868,438	866,990
Light & Wonder International, Inc.
Term Loan B1
8.075% (1 Month SOFR + 2.75%), due 4/14/29 (b)	3,693,750	3,696,635
Oceankey U.S. II Corp.
Initial Term Loan
8.93% (1 Month SOFR + 3.50%), due 12/15/28 (b)	1,967,406	1,943,305
PCI Gaming Authority
Facility Term Loan B
7.945% (1 Month SOFR + 2.50%), due 5/29/26 (b)	2,449,126	2,451,805
Penn Entertainment, Inc.
Facility Term Loan B
8.177% (1 Month SOFR + 2.75%), due 5/3/29 (b)	491,250	491,311
Station Casinos LLC
Facility Term Loan B
7.575% (1 Month SOFR + 2.25%), due 3/14/31 (b)	3,000,000	2,994,108
Travel + Leisure Co. (b)
Term Loan B
7.695% (1 Month SOFR + 2.25%), due 5/30/25	1,897,141	1,893,584
2023 Incremental Term Loan
8.679% (1 Month SOFR + 3.25%), due 12/14/29	1,496,250	1,498,120
UFC Holdings LLC
First Lien Term Loan B3
8.336% (3 Month SOFR + 2.75%), due 4/29/26 (b)	3,960,401	3,963,372
Whatabrands LLC
Initial Term Loan B
8.692% (1 Month SOFR + 3.25%), due 8/3/28 (b)	3,800,281	3,799,752
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B
7.677% (1 Month SOFR + 2.25%), due 5/24/30 (b)	1,779,456	1,784,108
		36,855,680
Insurance 4.1%
Acrisure LLC (b)
First Lien 2020 Term Loan
8.945% (1 Month LIBOR + 3.50%), due 2/15/27	1,948,314	1,943,443

	Principal Amount	Value
Loan Assignments
Insurance
Acrisure LLC (b)
First Lien 2021-2 Additional Term Loan
9.695% (1 Month LIBOR + 4.25%), due 2/15/27	$ 1,026,375	$ 1,027,338
Alliant Holdings Intermediate LLC
New Term Loan B6
8.827% (1 Month SOFR + 3.50%), due 11/6/30 (b)	1,602,063	1,607,707
AmWINS Group, Inc. (b)
Term Loan
7.695% (1 Month SOFR + 2.25%), due 2/19/28	1,935,032	1,933,052
February 2023 Incremental Term Loan
8.08% (1 Month SOFR + 2.75%), due 2/19/28	3,456,250	3,458,949
AssuredPartners, Inc. (b)
2020 February Refinancing Term Loan
8.942% (1 Month SOFR + 3.50%), due 2/12/27	3,084,600	3,086,803
2023 Term Loan
9.077% (1 Month SOFR + 3.75%), due 2/12/27	394,020	394,102
Asurion LLC (b)
New Term Loan B8
8.692% (1 Month SOFR + 3.25%), due 12/23/26	967,500	946,537
New Term Loan B9
8.692% (1 Month SOFR + 3.25%), due 7/31/27	485,000	465,499
New Term Loan B11
9.677% (1 Month SOFR + 4.25%), due 8/19/28	1,410,341	1,356,571
Second Lien New Term Loan B3
10.692% (1 Month SOFR + 5.25%), due 1/31/28	300,000	269,250
Second Lien New Term Loan B4
10.692% (1 Month SOFR + 5.25%), due 1/20/29	2,500,000	2,221,875
Broadstreet Partners, Inc. (b)
2020 Initial Term Loan
8.445% (1 Month SOFR + 3.00%), due 1/27/27	2,457,940	2,457,173
Tranche Term Loan B2
8.695% (1 Month SOFR + 3.25%), due 1/27/27	682,500	682,267
2023 Term Loan B
9.08% (1 Month SOFR + 3.75%), due 1/27/29	497,503	498,592
Hub International Ltd.
2024 Incremental Term Loan
8.574% (3 Month SOFR + 3.25%), due 6/20/30 (b)	2,394,000	2,393,572
NFP Corp.
Closing Date Term Loan
8.695% (1 Month SOFR + 3.25%), due 2/16/27 (b)	1,885,106	1,885,342
Ryan Specialty Group LLC
Initial Term Loan
8.08% (1 Month SOFR + 2.75%), due 9/1/27 (b)	965,000	965,301
Sedgwick Claims Management Services, Inc.
2023 Term Loan
9.077% (1 Month SOFR + 3.75%), due 2/24/28 (b)	3,821,244	3,825,543

	Principal Amount	Value
Loan Assignments
Insurance
Truist Insurance Holdings LLC
Term Loan B
TBD, due 3/24/31	$ 2,000,000	$ 1,996,660
USI, Inc.
2023 Term Loan B
8.302% (3 Month SOFR + 3.00%), due 11/22/29 (b)	2,807,393	2,806,955
		36,222,531
Leisure, Amusement, Motion Pictures & Entertainment 1.2%
Bombardier Recreational Products, Inc.
2023 Replacement Term Loan
8.08% (1 Month SOFR + 2.75%), due 12/13/29 (b)	2,962,612	2,962,612
Creative Artists Agency LLC
Term Loan B
8.83% (1 Month SOFR + 3.50%), due 11/27/28 (b)	3,374,509	3,376,618
Lions Gate Capital Holdings LLC
Term Loan B
7.68% (1 Month SOFR + 2.25%), due 3/24/25 (b)	984,472	982,187
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
7.18% (1 Month SOFR + 1.75%), due 8/29/25 (b)	1,313,765	1,308,510
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC)
First Lien Term Loan B1
8.195% (1 Month SOFR + 2.75%), due 5/18/25 (b)	2,101,322	2,098,170
		10,728,097
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.5%
Advanced Drainage Systems, Inc.
Initial Term Loan
7.676% (1 Month SOFR + 2.25%), due 7/31/26 (b)	450,268	452,069
Columbus McKinnon Corp.
2024 Initial Term Loan
7.809% (3 Month SOFR + 2.50%), due 5/14/28 (b)	1,220,853	1,222,379
Husky Injection Molding Systems Ltd.
Initial Term Loan
8.442% (1 Month SOFR + 3.00%), due 3/28/25 (b)	1,762,495	1,760,292
Term Loan B
10.317%, due 2/1/29	877,984	879,301
		4,314,041
Manufacturing 2.2%
ASP Blade Holdings, Inc.
Initial Term Loan
9.564% (3 Month SOFR + 4.00%), due 10/13/28 (b)	1,468,235	1,329,487
Chart Industries, Inc.
Amendment No. 5 Term Loan
8.673% (1 Month SOFR + 3.25%), due 3/15/30 (b)	1,952,570	1,957,452

	Principal Amount	Value
Loan Assignments
Manufacturing
Coherent Corp.
Initial Term Loan B
8.195% (1 Month SOFR + 2.75%), due 7/2/29 (b)	$ 2,392,132	$ 2,392,132
CP Atlas Buyer, Inc.
Term Loan B
9.18% (1 Month SOFR + 3.75%), due 11/23/27 (b)	2,292,599	2,262,119
CPG International LLC
Closing Date Term Loan
7.927% (1 Month SOFR + 2.50%), due 4/28/29 (b)	1,231,250	1,230,736
FCG Acquisitions, Inc.
First Lien Initial Term Loan
9.321% (3 Month SOFR + 3.75%), due 3/31/28 (b)	1,466,171	1,464,033
LSF12 Badger Bidco LLC
Initial Term Loan
11.33% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,246,875	1,249,213
Madison IAQ LLC
Term Loan
8.693% (1 Month LIBOR + 3.25%), due 6/21/28 (b)	2,295,100	2,289,624
Pro Mach Group, Inc.
First Lien Amendment No. 3 Refinancing Term Loan
9.077% (1 Month SOFR + 3.75%), due 8/31/28 (b)	2,757,036	2,765,307
Standard Building Solutions, Inc.
Initial Term Loan
7.693% (1 Month SOFR + 2.25%), due 9/22/28 (b)	1,032,525	1,032,525
Summit Materials LLC
Term Loan B2
7.826% (3 Month SOFR + 2.50%), due 1/12/29 (b)	1,000,000	1,004,464
Zurn LLC
First Lien Term Loan B
7.445% (1 Month SOFR + 2.00%), due 10/4/28 (b)	742,398	747,966
		19,725,058
Media 1.5%
Apple Bidco LLC (b)
First Lien Initial Term Loan
8.195% (1 Month SOFR + 2.75%), due 9/22/28	2,316,675	2,313,056
First Lien Amendment No. 3 Term Loan
8.83% (1 Month SOFR + 3.50%), due 9/22/28	740,653	742,351
Cogeco Communications Finance LP
Incremental Term Loan
7.945% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,733,670	2,657,810
Diamond Sports Group LLC
Second Lien Term Loan
10.679% (1 Month SOFR + 5.25%), due 8/24/26 (b)(f)(g)	2,898,312	76,805
Mission Broadcasting, Inc.
Term Loan B4
7.94% (1 Month SOFR + 2.50%), due 6/2/28 (b)	585,000	584,582

	Principal Amount	Value
Loan Assignments
Media
Radiate Holdco LLC
Amendment No. 6 Term Loan B
8.695% (1 Month SOFR + 3.25%), due 9/25/26 (b)	$ 2,018,184	$ 1,678,120
Sinclair Television Group, Inc.
Term Loan B4
9.18% (1 Month SOFR + 3.75%), due 4/21/29 (b)	1,965,000	1,569,053
Virgin Media Bristol LLC
Facility Term Loan Y
8.79% (6 Month SOFR + 3.25%), due 3/31/31 (b)	3,666,667	3,600,238
		13,222,015
Mining, Steel, Iron & Non-Precious Metals 1.5%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.442% (1 Month SOFR + 4.00%), due 6/9/28 (b)	1,222,571	1,057,524
Arsenal AIC Parent LLC
2024 Term Loan B
9.08% (1 Month SOFR + 3.75%), due 8/18/30 (b)	1,705,725	1,710,701
Gates Global LLC (b)
Initial Dollar Term Loan B3
7.93% (1 Month SOFR + 2.50%), due 3/31/27	2,647,589	2,650,136
Initial Dollar Term Loan B4
8.33% (1 Month SOFR + 3.00%), due 11/16/29	1,970,000	1,974,925
MRC Global (U.S.), Inc.
2018 Refinancing Term Loan
8.445% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	1,032,252	1,030,531
U.S. Silica Co.
Term Loan
9.329% (1 Month SOFR + 4.00%), due 3/25/30 (b)	2,805,890	2,805,388
Zekelman Industries, Inc.
Term Loan
7.579% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,214,710	2,217,478
		13,446,683
Oil & Gas 2.0%
Buckeye Partners LP (b)
2024 Tranche Term Loan B3
7.33% (1 Month SOFR + 2.00%), due 11/1/26	865,414	866,675
2023 Tranche Term Loan B2
7.83% (1 Month SOFR + 2.50%), due 11/22/30	457,187	457,521
ChampionX Corp.
Term Loan B2
8.18% (1 Month SOFR + 2.75%), due 6/7/29 (b)	1,481,306	1,485,935
DT Midstream, Inc.
Initial Term Loan
7.442% (1 Month SOFR + 2.00%), due 6/26/28 (b)	319,462	319,912

	Principal Amount	Value
Loan Assignments
Oil & Gas
Fleet Midco I Ltd.
Facility Term Loan B
8.58% (1 Month SOFR + 3.25%), due 2/10/31 (b)	$ 3,500,000	$ 3,500,000
GIP III Stetson I LP
2023 Initial Term Loan
9.68% (1 Month SOFR + 4.25%), due 10/31/28 (b)	1,189,513	1,192,734
GIP Pilot Acquisition Partners LP
Initial Term Loan
8.327% (3 Month SOFR + 3.00%), due 10/4/30 (b)	1,363,636	1,365,910
Medallion Midland Acquisition LP
2023 Repricing Term Loan
8.83% (3 Month SOFR + 3.50%), due 10/18/28 (b)	1,555,920	1,557,216
Murphy Oil USA, Inc.
Tranche Term Loan B
7.187% (1 Month SOFR + 1.75%), due 1/31/28 (b)	437,625	438,719
NGL Energy Operating LLC
Initial Term Loan
9.83% (1 Month SOFR + 4.50%), due 2/3/31 (b)	533,333	534,267
Oryx Midstream Services Permian Basin LLC
2024 Refinancing Term Loan
8.436% (1 Month SOFR + 3.00%), due 10/5/28 (b)	1,955,256	1,960,842
Prairie Acquiror LP
Initial Term Loan B2
10.08% (1 Month SOFR + 4.75%), due 8/1/29 (b)	1,182,320	1,176,777
TransMontaigne Operating Co. LP
Tranche Term Loan B
8.942% (1 Month SOFR + 3.50%), due 11/17/28 (b)	493,687	493,246
Traverse Midstream Partners LLC
Advance Term Loan
8.817% (3 Month SOFR + 3.50%), due 2/16/28 (b)	1,059,501	1,060,825
Veritas U.S., Inc.
Dollar 2021 Term Loan B
10.445% (1 Month SOFR + 5.00%), due 9/1/25 (b)	1,166,834	1,077,376
		17,487,955
Packaging 0.3%
LABL, Inc.
Initial Dollar Term Loan
10.427% (1 Month SOFR + 5.00%), due 10/29/28 (b)	1,466,250	1,431,426
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
7.93% (1 Month SOFR + 2.50%), due 12/1/28 (b)	897,647	894,842
		2,326,268
Personal & Nondurable Consumer Products 1.7%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
8.927% (1 Month SOFR + 3.50%), due 12/21/28 (b)	2,832,068	2,840,477

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products
Foundation Building Materials, Inc. (b)
First Lien Initial Term Loan
8.824% (3 Month SOFR + 3.25%), due 1/31/28	$ 1,716,685	$ 1,717,074
2024 Incremental Term Loan
9.313% (3 Month SOFR + 4.00%), due 1/29/31	1,500,000	1,505,000
Hunter Douglas Holding BV
Tranche Term Loan B1
8.824% (3 Month SOFR + 3.50%), due 2/26/29 (b)	2,955,000	2,915,755
Leslie's Poolmart, Inc.
Initial Term Loan
8.195% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,940,000	1,937,575
Michaels Cos., Inc. (The)
Term Loan B
9.821% (3 Month SOFR + 4.25%), due 4/15/28 (b)	3,112,000	2,777,460
Perrigo Co. plc
Initial Term Loan B
7.68% (1 Month SOFR + 2.25%), due 4/20/29 (b)	989,950	986,237
Prestige Brands, Inc.
Term Loan B5
7.442% (1 Month SOFR + 2.00%), due 7/3/28 (b)	202,500	203,223
		14,882,801
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supplu Co., Inc.
Term Loan
7.33% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,665,953	1,665,745
Hercules Achievement LLC
First Lien Third Amendment Extended Term Loan
10.445% (1 Month SOFR + 5.00%), due 12/15/26 (b)	1,876,338	1,883,959
SRAM LLC
Initial Term Loan
8.195% (1 Month SOFR + 2.75%), due 5/18/28 (b)	1,892,727	1,890,362
		5,440,066
Personal Transportation 0.1%
Uber Technologies, Inc.
2023 Refinancing Term Loan
8.079% (3 Month SOFR + 2.75%), due 3/3/30 (b)	1,191,500	1,196,134
Personal, Food & Miscellaneous Services 1.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B5
7.58% (1 Month SOFR + 2.25%), due 9/20/30 (b)	2,104,910	2,102,279
Aramark Intermediate HoldCo Corp. (b)
U.S. Term Loan B5
7.941% (1 Month SOFR + 2.50%), due 4/6/28	1,402,972	1,401,803
U.S. Term Loan B6
7.941% (1 Month SOFR + 2.50%), due 6/22/30	1,430,789	1,431,146

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
Hayward Industries, Inc.
First Lien Refinancing Term Loan
8.195% (1 Month SOFR + 2.75%), due 5/30/28 (b)	$ 1,733,178	$ 1,733,178
Hillman Group, Inc. (The)
Initial Term Loan
7.829% (1 Month SOFR + 2.50%), due 7/14/28 (b)	97,776	97,817
IRB Holding Corp.
2024 Replacement Term Loan B
8.177% (1 Month SOFR + 2.75%), due 12/15/27 (b)	3,657,794	3,656,547
KFC Holding Co.
2021 Term Loan B
7.191% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,430,804	1,428,569
		11,851,339
Pharmaceuticals 0.1%
Padagis LLC
Term Loan B
10.341% (3 Month SOFR + 4.75%), due 7/6/28 (b)	1,129,412	1,072,941
Printing & Publishing 0.3%
Getty Images, Inc.
Initial Dollar Term Loan
9.909% (3 Month SOFR + 4.50%), due 2/19/26 (b)	927,828	926,379
Severin Acquisition LLC
First Lien Initial Term Loan
8.563% (3 Month SOFR + 3.25%), due 8/1/27 (b)	1,914,868	1,917,261
		2,843,640
Real Estate 0.1%
RHP Hotel Properties LP
Tranche Term Loan B
8.077% (1 Month SOFR + 2.75%), due 5/18/30 (b)	786,667	786,503
Retail 0.4%
Great Outdoors Group LLC
Term Loan B2
9.195% (1 Month SOFR + 3.75%), due 3/6/28 (b)	3,785,832	3,785,305
Retail Store 0.7%
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
8.195% (1 Month SOFR + 2.75%), due 10/19/27 (b)	2,716,195	2,713,506
PetSmart LLC
Initial Term Loan
9.18% (1 Month SOFR + 3.75%), due 2/11/28 (b)	1,612,462	1,606,126

	Principal Amount	Value
Loan Assignments
Retail Store
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
9.08% (1 Month SOFR + 3.75%), due 10/19/27 (b)	$ 1,937,931	$ 1,942,978
		6,262,610
Services: Business 5.4%
Ascensus Group Holdings, Inc.
First Lien Initial Term Loan
8.945% (1 Month SOFR + 3.50%), due 8/2/28 (b)	5,583,163	5,555,247
Brown Group Holdings LLC (b)
Incremental Facility Term Loan 8.313% - 8.343%
(1 Month SOFR + 3.00%, 3 Month SOFR + 3.00%), due 7/2/29	1,032,988	1,032,827
Initial Term Loan
8.18% (1 Month SOFR + 2.75%), due 6/7/28	1,136,727	1,135,338
Charlotte Buyer, Inc.
First Lien Initial Term Loan B
10.568% (1 Month SOFR + 5.25%), due 2/11/28 (b)	1,453,308	1,456,578
ConnectWise LLC
Initial Term Loan
9.064% (3 Month SOFR + 3.50%), due 9/29/28 (b)	1,368,500	1,367,216
Dun & Bradstreet Corp.
2024 Incremental Term Loan B2
8.082% (1 Month SOFR + 2.75%), due 1/18/29 (b)	3,079,906	3,078,462
Electron Bidco, Inc.
First Lien Initial Term Loan
8.445% (1 Month SOFR + 3.00%), due 11/1/28 (b)	3,598,246	3,604,028
Fortrea Holdings, Inc.
Initial Term Loan B
9.08% (1 Month SOFR + 3.75%), due 7/1/30 (b)	1,240,625	1,243,727
GIP II Blue Holding LP
Initial Term Loan
9.942% (1 Month SOFR + 4.50%), due 9/29/28 (b)	2,014,930	2,018,289
Icon Public Ltd. Co. (b)
Repriced U.S. Term Loan
7.302% (3 Month SOFR + 2.00%), due 7/3/28	268,422	268,422
Repriced Lux Term Loan
7.302% (3 Month SOFR + 2.00%), due 7/3/28	1,077,349	1,080,716
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
9.659% (3 Month SOFR + 4.25%), due 8/19/28 (b)	4,033,000	4,022,917
Mitchell International, Inc. (b)
First Lien Initial Term Loan
9.195% (1 Month SOFR + 3.75%), due 10/15/28	1,960,000	1,958,640
Second Lien Initial Term Loan
11.942% (1 Month SOFR + 6.50%), due 10/15/29	1,200,000	1,197,750
MPH Acquisition Holdings LLC
Initial Term Loan
9.855% (3 Month SOFR + 4.25%), due 9/1/28 (b)	2,437,500	2,352,526

	Principal Amount	Value
Loan Assignments
Services: Business
Nielsen Consumer, Inc.
2021 Refinancing Dollar Term Loan
9.08% (1 Month SOFR + 3.75%), due 3/6/28 (b)	$ 1,455,187	$ 1,404,863
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
9.934% (6 Month SOFR + 4.50%), due 12/11/28 (b)	493,687	495,230
Parexel International, Inc.
First Lien Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 11/15/28 (b)	2,457,406	2,461,595
PECF USS Intermediate Holding III Corp.
Initial Term Loan
9.824% (3 Month SOFR + 4.25%), due 12/15/28 (b)	2,443,657	1,851,070
Polaris Newco LLC
First Lien Dollar Term Loan
9.574% (3 Month SOFR + 4.00%), due 6/2/28 (b)	2,430,076	2,404,473
Project Boost Purchaser LLC
First Lien 2021 Tranche Term Loan 2 (zero coupon) - 9.071%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 5/30/26 (b)	3,135,067	3,138,334
Prometric Holdings, Inc.
First Lien Initial Term Loan
10.692% (1 Month SOFR + 5.25%), due 1/31/28 (b)	1,613,603	1,611,922
Ryan LLC
Closing Date Initial Term Loan
9.83% (1 Month SOFR + 4.50%), due 11/14/30 (b)	814,286	817,848
Vestis Corp.
Term Loan B1
7.576% (3 Month SOFR + 2.25%), due 2/22/31 (b)	1,400,000	1,398,834
Vizient, Inc.
Term Loan B7
7.677% (1 Month SOFR + 2.25%), due 5/16/29 (b)	736,875	738,585
		47,695,437
Services: Consumer 0.1%
Planet U.S. Buyer LLC
Term Loan
8.814% (3 Month SOFR + 3.50%), due 2/7/31 (b)	750,000	752,109
West Technology Group LLC
Term Loan B3
9.563% (3 Month SOFR + 4.00%), due 4/10/27 (b)	406,226	397,086
		1,149,195
Software 3.7%
AppLovin Corp.
Amendment No. 10-I Replacement Term Loan
7.83% (1 Month SOFR + 2.50%), due 10/25/28 (b)	1,179,000	1,177,526
Cloud Software Group, Inc. (b)
First Lien Dollar Term Loan B
9.909% (3 Month SOFR + 4.50%), due 3/30/29	2,081,445	2,069,036

	Principal Amount	Value
Loan Assignments
Software
Cloud Software Group, Inc. (b)
First Lien Third Amendment Term Loan
9.929% (3 Month SOFR + 4.50%), due 3/21/31	$ 500,000	$ 496,875
Cloudera, Inc.
First Lien Initial Term Loan
9.18% (1 Month SOFR + 3.75%), due 10/8/28 (b)	1,496,183	1,486,832
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
9.195% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,837,500	1,799,602
Cotiviti Holdings, Inc.
Term Loan
TBD, due 2/24/31	2,200,000	2,200,917
Ellucian Holdings, Inc.
First Lien Term Loan B1
8.93% (1 Month SOFR + 3.50%), due 10/9/29 (b)	666,325	668,685
Gen Digital, Inc.
Tranche Initial Term Loan B
7.427% (1 Month SOFR + 2.00%), due 9/12/29 (b)	3,131,260	3,125,389
Informatica LLC
Initial Term Loan
8.195% (1 Month SOFR + 2.75%), due 10/27/28 (b)	1,910,901	1,909,946
ISolved, Inc.
Closing Date Term Loan
9.327% (1 Month SOFR + 4.00%), due 10/15/30 (b)	586,761	589,206
Magenta Buyer LLC
First Lien Initial Term Loan
10.574% (3 Month SOFR + 5.00%), due 7/27/28 (b)	684,250	398,576
McAfee Corp.
Tranche Term Loan B1
9.176% (1 Month SOFR + 3.75%), due 3/1/29 (b)	3,922,576	3,916,449
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
9.913% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,970,000	1,881,350
Precisely Software, Inc.
First Lien Third Incremental Term Loan
9.586% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,629,167	1,628,658
Quartz AcquireCo LLC
Term Loan
8.809% (3 Month SOFR + 3.50%), due 6/28/30 (b)	1,243,750	1,245,305
Quest Software U.S. Holdins, Inc.
First Lien Initial Term Loan
9.713% (3 Month SOFR + 4.25%), due 2/1/29 (b)	2,770,313	2,068,501
Sovos Compliance LLC
First Lien Initial Term Loan
9.945% (1 Month SOFR + 4.50%), due 8/11/28 (b)	489,118	484,171
UKG, Inc. (b)
First Lien 2024 Refinancing Term Loan
8.814% (3 Month SOFR + 3.50%), due 2/10/31	5,005,560	5,024,330

	Principal Amount	Value
Loan Assignments
Software
UKG, Inc. (b)
Second Lien 2021 Incremental Term Loan
10.68% (3 Month SOFR + 5.25%), due 5/3/27	$ 131,034	$ 131,485
		32,302,839
Telecommunications 2.4%
Avaya, Inc.
Initial Term Loan
6.83% (7.00% PIK) (1 Month SOFR + 1.50%), due 8/1/28 (b)(e)	124,550	110,226
Azalea TopCo, Inc.
First Lien Initial Term Loan
8.942% (1 Month SOFR + 3.50%), due 7/24/26 (b)	2,387,500	2,372,082
Cablevision Lightpath LLC
Initial Term Loan
8.69% (1 Month SOFR + 3.25%), due 11/30/27 (b)	1,458,543	1,438,123
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
8.826% (1 Month SOFR + 3.50%), due 12/11/26 (b)	1,139,894	1,137,994
CSC Holdings LLC
September 2019 Initial Term Loan
7.94% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	3,552,600	3,206,222
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
10.50% (3 Month SOFR + 2.00%), due 5/1/24 (b)(c)(f)	327,646	13,618
Frontier Communications Holdings LLC
Term Loan B
9.195% (1 Month SOFR + 3.75%), due 10/8/27 (b)	2,085,500	2,073,335
Gogo Intermediate Holdings LLC
Initial Term Loan
9.192% (1 Month SOFR + 3.75%), due 4/30/28 (b)	2,505,799	2,499,925
Iridium Satellite LLC
Term Loan B3
7.827% (1 Month SOFR + 2.50%), due 9/20/30 (b)	500,000	499,479
Lumen Technologies, Inc.
Term Loan B
7.691% (1 Month SOFR + 2.25%), due 3/15/27 (b)	1,810,187	1,325,962
Redstone HoldCo 2 LP
First Lien Initial Term Loan
10.195% (1 Month SOFR + 4.75%), due 4/27/28 (b)	915,766	753,675
SBA Senior Finance II LLC
2024 Initial Term Loan
7.34% (1 Month SOFR + 2.00%), due 1/25/31 (b)	1,734,695	1,736,114
Telesat Canada
Term Loan B5
8.355% (3 Month SOFR + 2.75%), due 12/7/26 (b)	1,220,447	726,675

	Principal Amount	Value
Loan Assignments
Telecommunications
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
8.445% (1 Month SOFR + 3.00%), due 3/9/27 (b)	$ 3,348,136	$ 2,928,424
		20,821,854
Utilities 1.1%
Astoria Energy LLC
2020 Advance Term Loan B
8.942% (1 Month SOFR + 3.50%), due 12/10/27 (b)	613,813	614,410
Constellation Renewables LLC
Term Loan
8.105% (3 Month SOFR + 2.50%), due 12/15/27 (b)	1,312,749	1,312,514
Edgewater Generation LLC
Term Loan
9.195% (1 Month SOFR + 3.75%), due 12/13/25 (b)	2,999,395	2,984,773
Granite Generation LLC
Term Loan
9.195% (1 Month SOFR + 3.75%), due 11/9/26 (b)	2,900,001	2,895,651
Hamilton Projects Acquiror LLC
Term Loan
9.945% (1 Month SOFR + 4.50%), due 6/17/27 (b)	1,813,316	1,817,284
		9,624,632
Water 0.3%
Osmosis Buyer Ltd.
2022 Refinanciang Term Loan B
9.072% (1 Month SOFR + 3.75%), due 7/31/28 (b)	2,358,000	2,359,474
Total Loan Assignments (Cost $772,914,886)		760,814,841
Total Long-Term Bonds (Cost $853,414,602)		840,448,043

	Shares

Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	436,571	2,257,594
Total Affiliated Investment Company (Cost $2,445,688)		2,257,594
Common Stocks 0.1%
Automobile Components 0.0% ‡
Millennium Corporate Trust (c)(d)(h)	1,243	—
Millennium Industries Corp. (c)(d)(h)	1,324	—
		—

	Shares	Value
Common Stocks
Communications Equipment 0.0% ‡
Avaya, Inc. (c)(d)(h)	12,043	$ 66,236
Financial Services 0.0% ‡
New Topco Shares, Class A (c)(d)(h)	405,109	—
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (c)(d)(h)	3,656	37
Health Care Providers & Services 0.0% ‡
Mallinckrodt International Corp. (c)(d)(h)	5,706	259,623
Household Durables 0.0% ‡
SSB Equipment Co., Inc. (c)(d)(h)	735	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (c)(d)(h)	94,456	—
IT Services 0.0% ‡
Envision Financial Technologies, Inc. (c)(d)(h)	21,582	178,051
Machinery 0.0% ‡
Ameriforge Group, Inc. (c)(d)(h)	45,694	31,986
Specialty Retail 0.0% ‡
Serta Simmons Bedding, Inc. (c)(d)(h)	735	4,043
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (h)	8,023	276,312
Total Common Stocks (Cost $2,421,370)		816,288

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (c)(d)(h)(i)	22	0
Total Warrants (Cost $0)		0

	Principal Amount	Value

Short-Term Investments 5.5%
U.S. Treasury Debt 5.5%
U.S. Treasury Bills (j)
3.74%, due 4/23/24	$ 35,868,000	$ 35,752,485
5.312%, due 5/7/24	12,736,000	12,669,153
Total Short-Term Investments (Cost $48,421,458)		48,421,638
Total Investments (Cost $906,703,118)	101.4%	891,943,563
Other Assets, Less Liabilities	(1.4)	(12,266,957)
Net Assets	100.0%	$ 879,676,606

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(c)	Illiquid security—As of March 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $5,683,449, which represented 0.6% of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 2,255	$ —	$ —	$ —	$ 3	$ 2,258	$ 37	$ —	437
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined

USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 27,980,877	$ —	$ 27,980,877
Corporate Bonds	—	51,652,325	—	51,652,325
Loan Assignments	—	759,333,591	1,481,250	760,814,841
Total Long-Term Bonds	—	838,966,793	1,481,250	840,448,043
Affiliated Investment Company
Fixed Income Fund	2,257,594	—	—	2,257,594
Common Stocks	276,312	—	539,976	816,288
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	48,421,638	—	48,421,638
Total Investments in Securities	$ 2,533,906	$ 887,388,431	$ 2,021,226	$ 891,943,563

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

MainStay VP Equity Allocation Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 97.6%
Equity Funds 97.6%
IQ 500 International ETF (a)	943,057	$ 32,356,946
IQ Candriam International Equity ETF (a)	1,038,493	31,020,824
IQ Candriam U.S. Large Cap Equity ETF (a)	1,143,055	50,705,920
IQ Candriam U.S. Mid Cap Equity ETF (a)	1,168,519	37,789,437
IQ CBRE NextGen Real Estate ETF (a)	982,005	19,376,628
IQ FTSE International Equity Currency Neutral ETF	658,595	17,670,104
IQ U.S. Small Cap ETF (a)	783,969	29,242,984
MainStay Epoch Capital Growth Fund Class I	200,713	3,045,310
MainStay Epoch International Choice Fund Class I (a)	760,220	30,982,520
MainStay Fiera SMID Growth Fund Class R6 (a)	2,141,280	38,414,571
MainStay PineStone U.S. Equity Fund Class R6 (a)	2,646,889	48,866,063
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	5,103,471	50,645,821
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	6,025,662	43,633,624
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,560,221	46,169,229
MainStay VP PineStone International Equity Portfolio Initial Class (a)	2,591,954	29,846,610
MainStay VP Small Cap Growth Portfolio Initial Class (a)	3,111,823	35,265,041
MainStay VP Wellington Growth Portfolio Initial Class (a)	1,854,801	50,975,136
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	4,152,424	37,775,843
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	3,503,510	32,197,956
MainStay VP Wellington U.S. Equity Portfolio Initial Class	1,008,154	29,838,421
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,768,219	52,233,012
MainStay WMC Enduring Capital Fund Class R6 (a)	600,917	22,838,017
MainStay WMC International Research Equity Fund Class I (a)	4,130,607	31,435,162
MainStay WMC Value Fund Class R6 (a)	1,386,394	44,069,440
Total Affiliated Investment Companies (Cost $785,042,040)		846,394,619
Short-Term Investment 2.1%
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	18,121,080	18,121,080
Total Short-Term Investment (Cost $18,121,080)	2.1%	18,121,080
Total Investments (Cost $803,163,120)	99.7%	864,515,699
Other Assets, Less Liabilities	0.3	2,684,763
Net Assets	100.0%	$ 867,200,462

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(b)	Current yield as of March 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 33,795	$ 624	$ (3,488)	$ 692	$ 734	$ 32,357	$ —	$ —	943
IQ Candriam International Equity ETF	34,048	—	(5,131)	577	1,527	31,021	123	—	1,038
IQ Candriam U.S. Large Cap Equity ETF	49,612	—	(1,659)	521	2,232	50,706	145	—	1,143
IQ Candriam U.S. Mid Cap Equity ETF	38,052	—	(2,903)	380	2,260	37,789	112	—	1,169
IQ CBRE NextGen Real Estate ETF	19,802	548	(311)	11	(673)	19,377	85	—	982
IQ FTSE International Equity Currency Neutral ETF	17,168	—	(810)	122	1,190	17,670	21	—	659
IQ U.S. Small Cap ETF	30,880	139	(2,690)	28	886	29,243	102	—	784
MainStay Epoch Capital Growth Fund Class I	3,241	—	(449)	24	229	3,045	—	—	201
MainStay Epoch International Choice Fund Class I	28,699	2,542	(979)	118	603	30,983	—	—	760
MainStay Fiera SMID Growth Fund Class R6	38,953	—	(3,478)	261	2,679	38,415	—	—	2,141
MainStay PineStone U.S. Equity Fund Class R6	38,561	7,310	(17)	2	3,010	48,866	—	—	2,647
MainStay U.S. Government Liquidity Fund	19,068	46,622	(47,569)	—	—	18,121	285	—	18,121
MainStay VP American Century Sustainable Equity Portfolio Initial Class	46,317	861	(1,661)	(368)	5,497	50,646	—	—	5,103
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	43,392	166	(1,670)	(682)	2,428	43,634	—	—	6,026
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	42,095	1,690	(1,391)	85	3,690	46,169	—	—	2,560
MainStay VP PineStone International Equity Portfolio Initial Class	28,721	2,204	(3,088)	(1,639)	3,649	29,847	—	—	2,592
MainStay VP S&P 500 Index Portfolio Initial Class	13,696	—	(14,007)	2,386	(2,075)	—	—	—	—
MainStay VP Small Cap Growth Portfolio Initial Class	36,835	—	(3,291)	(881)	2,602	35,265	—	—	3,112
MainStay VP Wellington Growth Portfolio Initial Class	50,809	—	(5,877)	(3,075)	9,118	50,975	—	—	1,855
MainStay VP Wellington Mid Cap Portfolio Initial Class	38,858	—	(3,907)	(1,907)	4,732	37,776	—	—	4,152
MainStay VP Wellington Small Cap Portfolio Initial Class	33,901	—	(3,469)	(2,057)	3,823	32,198	—	—	3,504
MainStay VP Wellington U.S. Equity Portfolio Initial Class	26,000	1,272	(815)	(104)	3,485	29,838	—	—	1,008
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	51,148	—	(5,411)	1,008	5,488	52,233	—	—	1,768
MainStay WMC Enduring Capital Fund Class R6	22,967	—	(2,212)	156	1,927	22,838	—	—	601
MainStay WMC International Research Equity Fund Class I	28,767	2,582	(1,408)	(427)	1,921	31,435	—	—	4,131
MainStay WMC Value Fund Class R6	40,117	2,322	(786)	(368)	2,784	44,069	—	—	1,386
	$855,502	$68,882	$(118,477)	$(5,137)	$63,746	$864,516	$873	$—

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/3/24	Daily	(12,620)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/3/24	Daily	(15,113)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	22,365	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.56%	12/3/24	Daily	(8,782)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/3/24	Daily	(44,073)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/3/24	Daily	22,181	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/3/24	Daily	8,944	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	26,104	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.00% - 0.11%	6/20/24	Daily	(6,430)	—
JPMorgan Chase Bank NA	JPNYOIH Index	1 day FEDF plus 0.48%	2/14/25	Daily	10,037	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.10%	4/9/24 - 5/7/24	Daily	(37,302)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.36% - 0.51%	5/7/24	Daily	13,547	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.45%	12/3/24	Daily	4,681	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/3/24	Daily	44,470	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.35%	12/3/24	Daily	7,556	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 0.50%	12/3/24	Daily	(9,043)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of March 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(3,896)	(569,029)	—	4.51
Apollo Commercial Real Estate Finance, Inc.	(613)	(89,512)	—	0.71
Atlantica Sustainable Infrastructure plc	(340)	(49,656)	—	0.39
Brandywine Realty Trust	(585)	(85,487)	—	0.68
Carnival Corp.	(9,403)	(1,373,263)	—	10.88
Chart Industries, Inc.	(3,635)	(530,865)	—	4.21
Coherent Corp.	(2,206)	(322,177)	—	2.55
CommScope Holding Co, Inc.	(87)	(12,686)	—	0.10
Crane NXT Co	(2,318)	(338,512)	—	2.68
Cushman & Wakefield plc	(742)	(108,329)	—	0.86
Delta Air Lines, Inc.	(8,378)	(1,223,606)	—	9.70
Designer Brands, Inc.	(583)	(85,078)	—	0.67
DigitalBridge Group, Inc.	(1,081)	(157,952)	—	1.25
Elanco Animal Health, Inc.	(3,998)	(583,848)	—	4.63
Entegris, Inc.	(5,790)	(845,567)	—	6.70
Fidelity National Information Services, Inc.	(8,203)	(1,197,979)	—	9.49
Hanesbrands, Inc.	(1,804)	(263,447)	—	2.09
JetBlue Airways Corp.	(1,466)	(214,092)	—	1.70
Lumen Technologies, Inc.	(1,510)	(220,525)	—	1.75
MKS Instruments, Inc.	(2,176)	(317,772)	—	2.52
Oatly Group AB	(147)	(21,443)	—	0.17
Opendoor Technologies, Inc.	(1,694)	(247,476)	—	1.96
Par Pacific Holdings, Inc.	(994)	(145,209)	—	1.15
PureCycle Technologies, Inc.	(444)	(64,842)	—	0.51

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Scorpio Tankers, Inc.	(2,487)	(363,283)	—	2.88
Topgolf Callaway Brands Corp.	(757)	(110,546)	—	0.88
Uber Technologies, Inc.	(14,883)	(2,173,609)	—	17.22
United Airlines Holdings, Inc.	(6,189)	(903,953)	—	7.16
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of March 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AppLovin Corp.	(6,253)	(764,321)	—	5.06
Array Technologies Inc.	(2,490)	(304,349)	—	2.01
Asana Inc.	(1,218)	(148,919)	—	0.99
BILL Holdings Inc.	(4,328)	(529,039)	—	3.50
BioCryst Pharmaceuticals Inc.	(386)	(47,202)	—	0.31
Bloom Energy Corp.	(1,140)	(139,335)	—	0.92
Bridgebio Pharma Inc.	(3,518)	(430,006)	—	2.84
Carnival Corp.	(8,186)	(1,000,647)	—	6.62
Children's Place Inc./The	(227)	(27,739)	—	0.18
Cinemark Holdings Inc.	(1,735)	(212,026)	—	1.40
Coeur Mining Inc.	(857)	(104,795)	—	0.69
Cytokinetics Inc.	(2,845)	(347,823)	—	2.30
DigitalBridge Group, Inc.	(1,332)	(162,799)	—	1.08
Emergent BioSolutions Inc.	(168)	(20,595)	—	0.14
Enviva Inc.	(15)	(1,893)	—	0.01
Exact Sciences Corp.	(4,323)	(528,419)	—	3.50
Fastly Inc.	(1,591)	(194,444)	—	1.29
Gap Inc./The	(7,829)	(957,047)	—	6.33
Guardant Health Inc.	(1,287)	(157,264)	—	1.04
IAC Inc.	(1,298)	(158,625)	—	1.05
Infinera Corp.	(531)	(64,961)	—	0.43
Insmed Inc.	(1,185)	(144,843)	—	0.96
JetBlue Airways Corp.	(1,806)	(220,722)	—	1.46
Kyndryl Holdings Inc.	(1,069)	(130,668)	—	0.86
Lyft Inc.	(9,376)	(1,146,174)	—	7.58
NeoGenomics Inc.	(835)	(102,026)	—	0.67
Oscar Health Inc.	(3,308)	(404,318)	—	2.68
Pacific Biosciences of California Inc.	(440)	(53,751)	—	0.36
Peloton Interactive Inc.	(1,098)	(134,222)	—	0.89
Q2 Holdings Inc.	(1,571)	(192,007)	—	1.27
Redfin Corp.	(599)	(73,280)	—	0.48
Revance Therapeutics Inc.	(178)	(21,756)	—	0.14
RingCentral Inc.	(2,463)	(301,056)	—	1.99
Rivian Automotive Inc.	(3,756)	(459,113)	—	3.04
Royal Caribbean Cruises Ltd.	(11,593)	(1,417,107)	—	9.38
Scotts Miracle-Gro Co/The	(1,992)	(243,516)	—	1.61
Spirit AeroSystems Holdings Inc.	(1,643)	(200,822)	—	1.33
Spirit Airlines Inc.	(238)	(29,069)	—	0.19
Sweetgreen Inc.	(1,824)	(222,993)	—	1.48
TG Therapeutics Inc.	(1,689)	(206,417)	—	1.37
Twist Bioscience Corp.	(1,827)	(223,287)	—	1.48
Vistra Corp.	(9,025)	(1,103,185)	—	7.30
Warner Bros Discovery Inc.	(3,023)	(369,506)	—	2.44
Wix.com Ltd.	(2,888)	(353,054)	—	2.34
Wolfspeed Inc.	(2,054)	(251,025)	—	1.66
WW International Inc.	(341)	(41,630)	—	0.28
Wynn Resorts Ltd.	(5,335)	(652,202)	—	4.32
Xerox Holdings Corp.	(922)	(112,656)	—	0.75

1.	As of March 31, 2024, cash in the amount $37,282 due to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 846,394,619	$ —	$ —	$ 846,394,619
Short-Term Investment
Affiliated Investment Company	18,121,080	—	—	18,121,080
Total Investments in Securities	$ 864,515,699	$ —	$ —	$ 864,515,699

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 39.7%
Asset-Backed Securities 2.7%
Automobile Asset-Backed Securities 1.4%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 328,833	$ 321,696
Series 2021-2, Class E
2.54%, due 7/13/27	900,000	872,916
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	260,000	245,929
DT Auto Owner Trust
Series 2021-2A, Class E
2.97%, due 7/17/28 (a)	580,000	554,403
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	794,762
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	575,000	538,251
Series 2020-3, Class D
2.50%, due 9/15/26	280,000	268,634
Series 2022-2, Class D
5.80%, due 4/17/28	655,000	617,323
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class E
2.87%, due 5/15/28	795,000	754,138
Series 2019-4A, Class D
4.09%, due 8/17/26	535,000	532,996
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,295,000	1,180,878
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	520,000	507,423
		7,189,349
Other Asset-Backed Securities 1.3%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	509,248	466,587
Series 2019-1, Class B
3.85%, due 2/15/28	345,839	319,713
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	764,117	659,842
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	480,648	434,635

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	$ 499,196	$ 466,708
Series 2020-1, Class A2
1.99%, due 7/15/60	480,836	413,306
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	9,727	9,715
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	365,000	349,420
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	266,932	242,257
Series 2021-2, Class B
2.302%, due 12/17/26	249,974	228,305
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	630,495
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	364,544	318,614
Series 2020-EA, Class A
1.69%, due 5/15/69	261,973	237,400
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	582,368
Series 2021-1, Class B1
2.41%, due 10/20/61	755,000	634,022
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	367,052	366,368
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	509,125	507,404
		6,867,159
Total Asset-Backed Securities (Cost $14,612,551)		14,056,508
Corporate Bonds 15.5%
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	605,000	448,350
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	450,000	446,936

	Principal Amount	Value
Corporate Bonds
Airlines
American Airlines, Inc. (a)
5.75%, due 4/20/29	$ 360,000	$ 353,864
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	272,128	269,360
4.75%, due 10/20/28	900,000	880,251
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	516,751	519,601
		2,470,012
Apparel 0.1%
Tapestry, Inc.
7.85%, due 11/27/33	345,000	374,424
Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	230,000	223,046
2.70%, due 8/10/26	595,000	554,621
4.125%, due 8/17/27	485,000	460,227
6.80%, due 5/12/28	365,000	379,194
General Motors Financial Co., Inc.
2.35%, due 1/8/31 (b)	344,000	284,051
2.70%, due 6/10/31	850,000	708,528
4.30%, due 4/6/29 (b)	470,000	449,246
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	810,000	791,676
1.85%, due 9/16/26	1,350,000	1,221,556
		5,072,145
Banks 5.9%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (Australia) (a)(c)	585,000	582,069
Banco Santander SA (Spain)
5.294%, due 8/18/27	600,000	598,613
6.35%, due 3/14/34	600,000	600,432
Bank of America Corp. (d)
2.087%, due 6/14/29	345,000	304,869
2.496%, due 2/13/31	650,000	559,937
2.572%, due 10/20/32	510,000	423,108
2.687%, due 4/22/32	465,000	393,599
3.384%, due 4/2/26	465,000	454,802
Series MM
4.30%, due 1/28/25 (e)	631,000	614,682
Barclays plc (United Kingdom) (c)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	684,523
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	680,000	678,599
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	565,000	497,072
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (c)(e)	625,000	566,728

	Principal Amount	Value
Corporate Bonds
Banks
BNP Paribas SA (France) (a)
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (c)(e)	$ 885,000	$ 730,060
BPCE SA (France) (a)
2.045%, due 10/19/27 (d)	530,000	483,541
5.125%, due 1/18/28	185,000	184,225
6.714%, due 10/19/29 (d)	250,000	261,552
Citigroup, Inc.
3.668%, due 7/24/28 (d)	430,000	408,709
3.98%, due 3/20/30 (d)	565,000	532,352
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (c)(e)	740,000	681,639
6.625%, due 6/15/32	190,000	203,638
Citizens Bank NA
6.064%, due 10/24/25 (d)	475,000	473,094
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	413,744
Comerica, Inc.
5.982%, due 1/30/30 (d)	555,000	548,326
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(c)(e)	1,000,000	878,294
Deutsche Bank AG (Germany)
3.035%, due 5/28/32 (d)	255,000	214,774
6.582% (SOFR + 1.219%), due 11/16/27 (c)	820,000	811,517
First Horizon Bank
5.75%, due 5/1/30	815,000	771,155
First Horizon Corp.
4.00%, due 5/26/25	775,000	756,293
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	355,000	354,448
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	535,000	495,458
1.948%, due 10/21/27 (d)	610,000	560,726
1.992%, due 1/27/32 (d)	480,000	388,414
6.75%, due 10/1/37	159,000	173,713
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	600,000	560,749
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (d)	555,000	553,402
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	200,000	203,652
KeyBank NA
4.90%, due 8/8/32	445,000	399,565
KeyCorp
6.401%, due 3/6/35 (d)	270,000	275,725
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	498,073
4.65%, due 3/24/26	1,075,000	1,053,754
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (c)	365,000	351,514

	Principal Amount	Value
Corporate Bonds
Banks
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	$ 820,000	$ 682,009
Mizuho Financial Group, Inc. (Japan) (c)
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30	345,000	314,908
5.579% (1 Year Treasury Constant Maturity Rate + 1.30%), due 5/26/35	435,000	439,781
Morgan Stanley (d)
2.484%, due 9/16/36	885,000	699,933
2.511%, due 10/20/32	645,000	533,523
NatWest Group plc (United Kingdom) (c)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	525,000	490,015
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35	355,000	359,946
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	340,000	347,753
Societe Generale SA (France) (a)(c)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	395,000	356,701
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	1,040,000	876,317
7.132% (1 Year Treasury Constant Maturity Rate + 2.95%), due 1/19/55	275,000	274,535
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (United Kingdom) (a)(c)	1,060,000	1,031,229
Truist Financial Corp.
5.711%, due 1/24/35 (d)	435,000	436,878
UBS Group AG (Switzerland) (a)
3.091%, due 5/14/32 (d)	500,000	425,284
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(e)	1,005,000	826,433
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (c)	160,000	156,777
6.442%, due 8/11/28 (d)	245,000	252,235
Wells Fargo & Co. (d)
3.35%, due 3/2/33	390,000	338,375
5.499%, due 1/23/35	610,000	611,436
5.557%, due 7/25/34	190,000	190,734
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (c)	533,000	437,824
		31,263,765
Beverages 0.1%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36 (Belgium)	475,000	459,239
Biotechnology 0.0% ‡
Amgen, Inc.
5.75%, due 3/2/63	250,000	254,987
Chemicals 0.2%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	745,000	668,852

	Principal Amount	Value
Corporate Bonds
Chemicals
Huntsman International LLC
4.50%, due 5/1/29	$ 731,000	$ 698,024
		1,366,876
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	380,000	356,958
California Institute of Technology
3.65%, due 9/1/2119	385,000	267,244
		624,202
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	885,000	658,344
5.30%, due 10/1/29	318,000	321,903
8.10%, due 7/15/36	527,000	637,059
		1,617,306
Diversified Financial Services 1.6%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	665,000	617,558
Air Lease Corp.
2.30%, due 2/1/25	820,000	796,322
4.25%, due 9/15/24	420,000	417,065
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(c)(e)	435,000	414,348
Ally Financial, Inc.
3.875%, due 5/21/24	310,000	309,070
6.992%, due 6/13/29 (d)	265,000	274,730
8.00%, due 11/1/31	640,000	712,891
American Express Co.
5.625%, due 7/28/34 (d)	275,000	277,300
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	485,358
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	645,000	600,886
2.875%, due 2/15/25	1,040,000	1,011,979
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	505,000	476,903
Capital One Financial Corp. (d)
6.051%, due 2/1/35 (b)	205,000	208,712
6.312%, due 6/8/29	515,000	529,449
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	770,000	765,019
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	348,112
		8,245,702

	Principal Amount	Value
Corporate Bonds
Electric 1.2%
AEP Texas, Inc.
4.70%, due 5/15/32	$ 475,000	$ 453,347
Alabama Power Co.
3.00%, due 3/15/52	335,000	226,611
Arizona Public Service Co.
2.20%, due 12/15/31 (b)	750,000	611,766
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	278,326
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	470,805
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	811,228
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	581,637
National Rural Utilities Cooperative Finance Corp.
5.80%, due 1/15/33	335,000	348,546
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	239,596
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	269,661
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	198,647
Sempra
5.50%, due 8/1/33	535,000	536,433
Southern California Edison Co.
4.00%, due 4/1/47	520,000	411,565
5.70%, due 3/1/53	370,000	370,790
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	281,519
5.45%, due 4/1/53	225,000	222,621
		6,313,098
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	565,000	504,680
Food 0.3%
J M Smucker Co. (The)
6.50%, due 11/15/53	185,000	205,440
JBS USA LUX SA
5.75%, due 4/1/33	810,000	797,989
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	480,146
		1,483,575

	Principal Amount	Value
Corporate Bonds
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	$ 425,000	$ 439,036
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	378,409
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	268,778
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	830,000	542,229
		1,628,452
Healthcare-Products 0.1%
Solventum Corp.
5.90%, due 4/30/54 (a)	470,000	468,843
Insurance 0.5%
Athene Holding Ltd.
6.25%, due 4/1/54	320,000	324,762
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	416,934
Protective Life Corp.
8.45%, due 10/15/39	725,000	891,071
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	950,000	931,398
Willis North America, Inc.
3.875%, due 9/15/49	185,000	139,177
		2,703,342
Iron & Steel 0.1%
Algoma Steel, Inc.
9.125%, due 4/15/29 (Canada) (a)	440,000	444,400
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	550,000	550,913
Las Vegas Sands Corp.
3.20%, due 8/8/24	555,000	548,904
Sands China Ltd.
5.125%, due 8/8/25 (Macao) (f)	460,000	453,787
Studio City Finance Ltd.
5.00%, due 1/15/29 (Macao) (a)	505,000	444,269
		1,997,873
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	495,000	340,191

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.304% (3 Month SOFR + 1.997%), due 2/15/42 (a)(c)	$ 1,045,000	$ 909,270
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	325,000	251,875
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	84,000	82,321
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	320,000	320,181
		402,502
Pharmaceuticals 0.2%
Cigna Group (The)
5.60%, due 2/15/54	445,000	446,658
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	360,000	336,561
4.75%, due 5/9/27	545,000	527,601
		1,310,820
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	541,177
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	360,000	390,033
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	453,387
Enbridge, Inc.
5.70%, due 3/8/33 (Canada)	185,000	189,468
Energy Transfer LP
5.35%, due 5/15/45	415,000	383,222
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	260,000	257,524
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	698,232
MPLX LP
2.65%, due 8/15/30	730,000	627,874
Targa Resources Corp.
4.20%, due 2/1/33	335,000	305,419
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	743,651
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	315,000	339,489

	Principal Amount	Value
Corporate Bonds
Pipelines
Western Midstream Operating LP
5.25%, due 2/1/50 (f)	$ 630,000	$ 563,551
		5,493,027
Real Estate Investment Trusts 0.6%
American Tower Corp.
3.60%, due 1/15/28	375,000	354,285
Digital Realty Trust LP
3.70%, due 8/15/27	660,000	630,272
GLP Capital LP
3.35%, due 9/1/24	505,000	499,308
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	680,000	540,321
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	710,000	696,225
4.375%, due 1/15/27	415,000	390,370
		3,110,781
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	308,000	295,733
Nordstrom, Inc.
4.25%, due 8/1/31	190,000	166,831
		462,564
Telecommunications 0.2%
Altice France SA
5.125%, due 7/15/29 (France) (a)	455,000	307,595
AT&T, Inc.
3.50%, due 9/15/53	680,000	479,755
T-Mobile USA, Inc.
2.625%, due 2/15/29	300,000	268,472
		1,055,822
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	410,000	421,843
Total Corporate Bonds (Cost $88,586,691)		81,499,966
Foreign Government Bonds 0.4%
Chile 0.2%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	980,000	836,822

	Principal Amount	Value
Foreign Government Bonds
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	$ 725,000	$ 563,996
4.50%, due 1/28/26	235,000	229,485
		793,481
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	585,000	559,974
Total Foreign Government Bonds (Cost $2,494,431)		2,190,277
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Second Refinancing Term Loan
9.43% (1 Month SOFR + 4.00%), due 11/2/27 (c)	311,315	302,559
Total Loan Assignments (Cost $309,783)		302,559
Mortgage-Backed Securities 15.5%
Agency (Collateralized Mortgage Obligations) 6.6%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	794,016	551,164
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (c)(h)	1,219,758	28,287
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (c)(h)	738,679	3,723
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (c)(h)	930,344	1,904
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (c)(h)	176,909	4,187
REMIC, Series 5326
(zero coupon), due 8/25/53	242,701	190,353
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	472,449	383,700
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	915,789	743,036
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	383,168	308,561
REMIC, Series 4993, Class KS
0.615% (SOFR 30A + 5.936%), due 7/25/50 (c)(h)	1,495,333	198,554
REMIC, Series 4994, Class TS
0.665% (SOFR 30A + 5.986%), due 7/25/50 (c)(h)	804,801	99,706
REMIC, Series 4831, Class SA
0.767% (SOFR 30A + 6.086%), due 10/15/48 (c)(h)	686,671	77,265

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	$ 554,252	$ 463,672
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	199,373	142,438
REMIC, Series 4120, Class ZA
3.00%, due 10/15/42	408,258	361,996
REMIC, Series 5204, Class KA
3.00%, due 5/25/49	906,930	831,054
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	833,449	142,795
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	790,142	121,485
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	555,459	87,030
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	614,235	97,166
REMIC, Series 5160
3.00%, due 10/25/51 (h)	653,955	74,353
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	509,774	457,982
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	907,259	811,966
REMIC, Series 5040
3.50%, due 11/25/50 (h)	466,272	89,532
REMIC, Series 5268, Class B
4.50%, due 10/25/52	782,877	742,825
FHLMC, Strips
REMIC, Series 272
(zero coupon), due 8/15/42	526,132	397,730
REMIC, Series 311
(zero coupon), due 8/15/43	277,844	208,263
REMIC, Series 402
(zero coupon), due 9/25/53	557,679	449,394
REMIC, Series 311, Class S1
0.517% (SOFR 30A + 5.836%), due 8/15/43 (c)(h)	1,522,965	145,514
REMIC, Series 389, Class C35
2.00%, due 6/15/52 (h)	1,305,888	164,774
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (c)(h)	549,835	1,011
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (c)(h)	3,805,986	24,287
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	455,881	358,884
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	501,081	407,181

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2022-10, Class SA
0.43% (SOFR 30A + 5.75%), due 2/25/52 (c)(h)	$ 839,134	$ 105,130
REMIC, Series 2021-40, Class SI
0.515% (SOFR 30A + 5.836%), due 9/25/47 (c)(h)	936,007	93,773
REMIC, Series 2016-57, Class SN
0.615% (SOFR 30A + 5.936%), due 6/25/46 (c)(h)	771,765	80,827
REMIC, Series 2020-70, Class SD
0.815% (SOFR 30A + 6.136%), due 10/25/50 (c)(h)	1,054,865	135,363
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	171,370	121,696
REMIC, Series 2020-70, Class AD
1.50%, due 10/25/50	1,012,244	790,751
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	1,214,903	192,266
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	541,182	84,024
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	370,398	51,601
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	1,563,051	197,257
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	247,530	31,647
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	2,038,327	297,149
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	1,409,883	237,920
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	962,716	190,353
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	2,243,824	208,925
REMIC, Series 429, Class C5
3.00%, due 10/25/52	2,092,972	359,787
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (c)(h)	415,530	4,627
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (c)(h)	1,386,073	15,604
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (c)(h)	2,365,782	19,222
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,131,202	765,367
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (c)(h)	2,281,431	27,767
REMIC, Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (c)(h)	2,196,734	16,676

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (c)(h)	$ 358,270	$ 588
REMIC, Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (c)(h)	806,108	1,120
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (c)(h)	2,997,862	17,230
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (c)(h)	2,580,345	24,140
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (c)(h)	7,341,534	110,336
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (c)(h)	1,480,057	48,258
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (c)(h)	3,102,041	59,099
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (c)(h)	1,610,153	3,574
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (c)(h)	2,383,266	15,411
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (c)(h)	12,134,733	90,279
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (c)(h)	1,181,474	18,825
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (c)(h)	2,498,208	31,982
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (c)(h)	6,306,228	96,092
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (c)(h)	1,251,874	15,557
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	681,833	524,763
REMIC, Series 2023-53
(zero coupon), due 4/20/53	304,547	247,421
REMIC, Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (c)(h)	2,881,777	103,023
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	402,037	334,109
REMIC, Series 2023-60, Class ES
0.561% (SOFR 30A + 11.20%), due 4/20/53 (c)	686,033	610,126
REMIC, Series 2020-34, Class SC
0.607% (1 Month SOFR + 5.936%), due 3/20/50 (c)(h)	1,009,957	119,571
REMIC, Series 2019-115, Class SA
0.616% (1 Month SOFR + 5.936%), due 9/20/49 (c)(h)	1,088,873	109,149
REMIC, Series 2023-47, Class KS
0.657% (1 Month SOFR + 5.986%), due 4/20/48 (c)(h)	2,926,116	308,670
REMIC, Series 2020-146, Class SA
0.857% (1 Month SOFR + 6.186%), due 10/20/50 (c)(h)	972,344	131,983

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-175, Class CS
0.857% (1 Month SOFR + 6.186%), due 11/20/50 (c)(h)	$ 1,043,424	$ 137,002
REMIC, Series 2021-179, Class SA
0.857% (1 Month SOFR + 6.186%), due 11/20/50 (c)(h)	1,408,285	176,986
REMIC, Series 2020-167, Class SN
0.857% (1 Month SOFR + 6.186%), due 11/20/50 (c)(h)	477,373	60,539
REMIC, Series 2020-189, Class SU
0.857% (1 Month SOFR + 6.186%), due 12/20/50 (c)(h)	632,539	82,723
REMIC, Series 2021-46, Class QS
0.857% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	572,308	71,815
REMIC, Series 2021-57, Class SA
0.857% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	1,086,256	140,002
REMIC, Series 2021-57, Class SD
0.857% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	3,565,444	429,080
REMIC, Series 2021-46, Class TS
0.857% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	698,095	88,280
REMIC, Series 2021-96, Class SN
0.857% (1 Month SOFR + 6.186%), due 6/20/51 (c)(h)	1,216,707	141,324
REMIC, Series 2021-122, Class HS
0.857% (1 Month SOFR + 6.186%), due 7/20/51 (c)(h)	1,161,283	152,351
REMIC, Series 2022-137, Class S
0.857% (1 Month SOFR + 6.186%), due 7/20/51 (c)(h)	1,279,003	171,373
REMIC, Series 2021-135, Class GS
0.857% (1 Month SOFR + 6.186%), due 8/20/51 (c)(h)	1,926,655	232,498
REMIC, Series 2021-96, Class JS
0.907% (1 Month SOFR + 6.236%), due 6/20/51 (c)(h)	1,009,995	109,157
REMIC, Series 2023-86, Class SE
1.331% (SOFR 30A + 6.65%), due 9/20/50 (c)(h)	858,043	112,857
REMIC, Series 2020-165, Class UD
1.50%, due 11/20/50	260,032	197,740
REMIC, Series 2023-66, Class MP
1.661% (SOFR 30A + 12.30%), due 5/20/53 (c)	704,353	667,249
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	327,918	32,418
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	1,520,483	168,442
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	714,703	77,460
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	2,101,764	211,955
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	1,038,688	120,793
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	2,072,014	205,726
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	251,553	33,060

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-122, Class IW
2.50%, due 7/20/50 (h)	$ 898,254	$ 115,134
REMIC, Series 2020-151, Class TI
2.50%, due 10/20/50 (h)	836,015	117,631
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	2,048,783	274,921
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	609,161	76,375
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (c)	1,368,029	1,112,195
REMIC, Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (c)	511,135	417,004
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	1,645,023	233,591
REMIC, Series 2022-83
2.50%, due 11/20/51 (h)	1,322,265	183,156
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,329,809	211,444
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	1,368,877	217,545
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	171,418	26,671
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (c)	2,014,227	1,726,282
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	616,850	105,220
REMIC, Series 2022-189, Class AT
3.00%, due 7/20/51	518,535	453,139
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	839,221	132,355
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	2,024,702	308,584
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	1,652,943	241,790
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	1,386,772	214,662
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	1,270,766	200,139
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (c)	327,819	288,993
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (c)	690,996	606,416
REMIC, Series 2019-110, Class FG
3.50% (1 Month SOFR + 0.764%), due 9/20/49 (c)	238,191	210,342
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	368,503	324,501

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	$ 472,405	$ 416,003
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (c)	738,314	649,342
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (c)	503,400	436,994
REMIC, Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (c)	721,449	639,808
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	1,091,221	186,862
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	498,094	444,886
REMIC, Series 2018-113, Class FG
4.00% (1 Month SOFR + 0.834%), due 8/20/48 (c)	320,562	286,585
REMIC, Series 2018-113, Class YF
4.00% (1 Month SOFR + 0.834%), due 8/20/48 (c)	223,807	201,251
REMIC, Series 2019-106, Class FA
4.00% (1 Month SOFR + 0.714%), due 8/20/49 (c)	481,823	436,594
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (c)	412,979	390,008
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	444,855	440,743
REMIC, Series 2023-38, Class WT
6.667%, due 12/20/51 (i)	301,942	316,863
REMIC, Series 2023-59, Class YC
6.939%, due 9/20/51 (i)	665,708	715,949
REMIC, Series 2023-55, Class CG
7.434%, due 7/20/51 (i)	517,393	562,598
REMIC, Series 2023-55, Class LB
7.914%, due 11/20/51 (i)	478,106	544,556
		34,508,772
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.7%
BANK
Series 2019-BN19, Class C
4.029%, due 8/15/61 (j)	655,000	500,256
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	520,000	441,993
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.789% (1 Month SOFR + 0.459%), due 12/25/36 (a)(c)	20,811	19,497
BBCMS Mortgage Trust (a)(c)
Series 2018-TALL, Class C
6.644% (1 Month SOFR + 1.318%), due 3/15/37	905,000	832,902
Series 2018-TALL, Class D
6.972% (1 Month SOFR + 1.646%), due 3/15/37	1,090,000	964,932

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	$ 583,143	$ 546,829
Series 2019-B15, Class C
3.72%, due 12/15/72 (j)	590,000	444,933
Series 2019-B14, Class C
3.772%, due 12/15/62 (j)	590,000	434,940
Series 2018-B3, Class C
4.521%, due 4/10/51 (j)	425,000	342,274
BPR Trust
Series 2021-TY, Class E
9.04% (1 Month SOFR + 3.714%), due 9/15/38 (a)(c)	855,000	844,329
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (j)	365,000	316,828
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (j)	450,059	395,763
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	340,000	292,213
Series 2022-CSMO, Class D
9.663% (1 Month SOFR + 4.337%), due 6/15/27 (c)	350,000	351,313
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	205,000	181,902
Series 2021-ARIA, Class E
7.684% (1 Month SOFR + 2.359%), due 10/15/36 (c)	770,000	754,119
BXHPP Trust
Series 2021-FILM, Class B
6.339% (1 Month SOFR + 1.014%), due 8/15/36 (a)(c)	535,000	504,335
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class E
5.249%, due 12/15/47 (a)(j)	245,000	212,252
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B
4.345%, due 10/10/47 (i)	600,000	578,452
Commercial Mortgage Trust (j)
Series 2014-CR15, Class D
4.006%, due 2/10/47 (a)	640,000	576,416
Series 2014-CR17, Class C
4.72%, due 5/10/47	330,000	303,069
DROP Mortgage Trust
Series 2021-FILE, Class A
6.589% (1 Month SOFR + 1.264%), due 10/15/43 (a)(c)	430,000	413,498
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.08%, due 11/10/39 (a)(i)	395,000	412,510

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-194, Class CI
0.877%, due 10/16/65 (h)(j)	$ 2,263,293	$ 158,737
REMIC, Series 2021-164
0.949%, due 10/16/63 (h)(j)	1,899,140	134,664
REMIC, Series 2020-168, Class IA
0.978%, due 12/16/62 (h)(j)	1,438,840	99,762
REMIC, Series 2021-47
0.992%, due 3/16/61 (h)(j)	3,353,967	236,727
REMIC, Series 2022-185, Class DI
1.024%, due 10/16/65 (h)(j)	1,277,825	97,497
REMIC, Series 2024-29, Class B
2.50%, due 8/16/64 (i)	610,000	468,403
Great Wolf Trust
Series 2024-WOLF, Class E
8.939% (1 Month SOFR + 3.639%), due 3/15/39 (a)(c)	795,000	796,242
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	665,000	595,116
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(j)
Series 2021-1MEM, Class C
2.654%, due 10/9/42	550,000	381,700
Series 2012-C6, Class E
4.964%, due 5/15/45	375,000	329,303
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	391,959
Morgan Stanley Capital I Trust
Series 2018-H3, Class D
3.00%, due 7/15/51 (a)	560,000	431,504
Multifamily Connecticut Avenue Securities Trust (a)(c)
Series 2019-01, Class M10
8.685% (SOFR 30A + 3.364%), due 10/25/49	944,509	929,464
Series 2020-01, Class M10
9.185% (SOFR 30A + 3.864%), due 3/25/50	1,051,282	1,038,209
Series 2023-01, Class M10
11.82% (SOFR 30A + 6.50%), due 11/25/53	1,040,000	1,081,635
Series 2020-01, Class CE
12.935% (SOFR 30A + 7.614%), due 3/25/50	520,000	514,347
ORL Trust (a)(c)
Series 2023-GLKS, Class C
8.976% (1 Month SOFR + 3.651%), due 10/19/36	395,000	396,234
Series 2023-GLKS, Class D
9.626% (1 Month SOFR + 4.301%), due 10/19/36	320,000	321,100
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	325,000	268,634

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SLG Office Trust (a)
Series 2021-OVA, Class F
2.851%, due 7/15/41	$ 355,000	$ 258,842
		19,595,634
Whole Loan (Collateralized Mortgage Obligations) 5.2%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	17,859,380	201,197
Connecticut Avenue Securities Trust (a)(c)
Series 2024-R02, Class 1B1
7.82% (SOFR 30A + 2.50%), due 2/25/44	150,000	150,937
Series 2024-R01, Class 1B1
8.02% (SOFR 30A + 2.70%), due 1/25/44	650,000	653,510
Series 2021-R01, Class 1B1
8.42% (SOFR 30A + 3.10%), due 10/25/41	1,290,000	1,327,045
Series 2024-R02, Class 1B2
9.02% (SOFR 30A + 3.70%), due 2/25/44	285,000	287,137
Series 2021-R03, Class 1B2
10.82% (SOFR 30A + 5.50%), due 12/25/41	430,000	449,856
Series 2021-R01, Class 1B2
11.32% (SOFR 30A + 6.00%), due 10/25/41	1,020,000	1,076,085
Series 2022-R01, Class 1B2
11.32% (SOFR 30A + 6.00%), due 12/25/41	940,000	989,144
Series 2022-R05, Class 2B2
12.32% (SOFR 30A + 7.00%), due 4/25/42	850,000	925,491
Series 2022-R02, Class 2B2
12.97% (SOFR 30A + 7.65%), due 1/25/42	400,000	436,000
Series 2019-HRP1, Class B1
14.685% (SOFR 30A + 9.364%), due 11/25/39	1,000,000	1,113,097
Series 2022-R04, Class 1B2
14.82% (SOFR 30A + 9.50%), due 3/25/42	615,000	698,829
Series 2022-R03, Class 1B2
15.17% (SOFR 30A + 9.85%), due 3/25/42	270,000	311,043
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(i)	434,479	375,721
FHLMC STACR REMIC Trust (a)(c)
Series 2021-HQA1, Class B1
8.32% (SOFR 30A + 3.00%), due 8/25/33	1,385,000	1,472,717
Series 2021-DNA5, Class B1
8.37% (SOFR 30A + 3.05%), due 1/25/34	1,115,000	1,179,101
Series 2021-HQA2, Class B1
8.47% (SOFR 30A + 3.15%), due 12/25/33	635,000	683,569
Series 2021-HQA4, Class B1
9.07% (SOFR 30A + 3.75%), due 12/25/41	190,000	195,683
Series 2020-HQA5, Class B1
9.32% (SOFR 30A + 4.00%), due 11/25/50	410,000	460,629

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(c)
Series 2021-DNA1, Class B2
10.07% (SOFR 30A + 4.75%), due 1/25/51	$ 1,080,000	$ 1,139,385
Series 2020-DNA2, Class B2
10.235% (SOFR 30A + 4.914%), due 2/25/50	850,000	910,860
Series 2021-HQA1, Class B2
10.32% (SOFR 30A + 5.00%), due 8/25/33	565,700	597,501
Series 2020-HQA1, Class B2
10.535% (SOFR 30A + 5.214%), due 1/25/50	800,000	842,792
Series 2022-HQA1, Class M2
10.57% (SOFR 30A + 5.25%), due 3/25/42	155,000	167,956
Series 2022-HQA3, Class M2
10.67% (SOFR 30A + 5.35%), due 8/25/42	1,575,000	1,710,202
Series 2021-HQA2, Class B2
10.77% (SOFR 30A + 5.45%), due 12/25/33	845,000	918,893
Series 2021-DNA5, Class B2
10.82% (SOFR 30A + 5.50%), due 1/25/34	450,000	494,158
Series 2022-HQA2, Class M2
11.32% (SOFR 30A + 6.00%), due 7/25/42	940,000	1,046,074
Series 2021-HQA3, Class B2
11.57% (SOFR 30A + 6.25%), due 9/25/41	300,000	313,110
Series 2021-HQA4, Class B2
12.32% (SOFR 30A + 7.00%), due 12/25/41	340,000	361,261
Series 2022-HQA1, Class B1
12.32% (SOFR 30A + 7.00%), due 3/25/42	920,000	1,012,895
Series 2022-DNA1, Class B2
12.42% (SOFR 30A + 7.10%), due 1/25/42	655,000	704,194
Series 2021-DNA7, Class B2
13.12% (SOFR 30A + 7.80%), due 11/25/41	1,020,000	1,111,607
FHLMC STACR Trust
Series 2019-HQA3, Class B2
12.935% (SOFR 30A + 7.614%), due 9/25/49 (a)(c)	450,000	506,920
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	399,385	315,983
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4, Class A1
1.957%, due 10/25/61 (a)(i)	1,244,408	1,027,312
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.167%, due 6/25/51 (a)(h)(j)	14,470,357	129,695
STACR Trust
Series 2018-HRP2, Class B1
9.635% (SOFR 30A + 4.314%), due 2/25/47 (a)(c)	925,000	1,026,311
		27,323,900
Total Mortgage-Backed Securities (Cost $80,768,737)		81,428,306

	Principal Amount	Value
Municipal Bond 0.2%
California 0.2%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	$ 1,065,000	$ 737,709
Total Municipal Bond (Cost $1,065,000)		737,709
U.S. Government & Federal Agencies 5.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.0%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	495,550	452,391
UMBS Pool, 30 Year
3.50%, due 7/1/50	440,455	400,118
4.50%, due 10/1/52	191,922	182,753
5.00%, due 3/1/54	404,305	394,432
5.50%, due 7/1/53	618,874	615,754
6.00%, due 10/1/53	817,794	829,009
6.00%, due 10/1/53	558,053	564,103
6.00%, due 11/1/53	49,225	49,893
6.50%, due 10/1/53	1,026,350	1,048,559
6.50%, due 11/1/53	581,876	594,468
6.50%, due 12/1/53	123,129	126,246
		5,257,726
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
FNMA, Other
6.00%, due 4/1/37	3,818	3,870
UMBS, 30 Year
2.50%, due 6/1/51	1,717,601	1,441,056
3.50%, due 7/1/52	107,081	95,894
4.00%, due 8/1/48	223,266	210,356
4.00%, due 2/1/49	94,838	88,937
4.00%, due 6/1/52	321,839	298,522
4.00%, due 6/1/52	551,583	511,620
4.00%, due 7/1/52	360,285	334,081
5.00%, due 11/1/52	2,196,149	2,144,146
5.50%, due 2/1/53	186,145	185,681
5.50%, due 8/1/53	492,727	492,962
6.00%, due 9/1/53	523,524	529,713
6.00%, due 9/1/53	1,356,833	1,369,094
6.00%, due 11/1/53	49,596	50,266
6.50%, due 12/1/53	68,388	70,146
6.50%, due 3/1/54	2,070,000	2,124,908
		9,951,252

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 1.1%
U.S. Treasury Bonds
4.25%, due 2/15/54	$ 265,000	$ 260,611
4.50%, due 2/15/44 (b)	5,725,000	5,756,309
		6,016,920
United States Treasury Notes 1.3%
U.S. Treasury Notes
4.00%, due 1/15/27	2,200,000	2,173,703
4.00%, due 1/31/29	10,000	9,897
4.00%, due 1/31/31	2,710,000	2,674,431
4.00%, due 2/15/34	1,945,000	1,912,786
		6,770,817
Total U.S. Government & Federal Agencies (Cost $27,924,423)		27,996,715
Total Long-Term Bonds (Cost $215,761,616)		208,212,040

	Shares

Common Stocks 57.0%
Aerospace & Defense 1.9%
BAE Systems plc (United Kingdom)	181,526	3,091,880
General Dynamics Corp.	6,876	1,942,401
Lockheed Martin Corp.	4,725	2,149,261
RTX Corp.	27,115	2,644,526
		9,828,068
Air Freight & Logistics 1.2%
Deutsche Post AG (Registered) (Germany)	63,063	2,715,638
Hyundai Glovis Co. Ltd. (Republic of Korea)	12,636	1,695,125
United Parcel Service, Inc., Class B	12,934	1,922,380
		6,333,143
Automobile Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)	48,569	1,861,201
Automobiles 0.5%
Toyota Motor Corp. (Japan)	94,600	2,378,436
Banks 3.9%
Bank of America Corp.	90,456	3,430,092
BAWAG Group AG (Austria) (a)	27,729	1,756,036
Columbia Banking System, Inc.	82,846	1,603,070
JPMorgan Chase & Co.	23,045	4,615,913
PNC Financial Services Group, Inc. (The)	11,688	1,888,781
Regions Financial Corp.	93,390	1,964,926
Royal Bank of Canada (Canada)	15,814	1,595,001

	Shares	Value
Common Stocks
Banks
Truist Financial Corp.	46,408	$ 1,808,984
U.S. Bancorp	43,742	1,955,267
		20,618,070
Beverages 1.9%
Coca-Cola Co. (The)	34,725	2,124,475
Coca-Cola Europacific Partners plc (United Kingdom)	77,662	5,432,457
PepsiCo, Inc.	12,552	2,196,726
		9,753,658
Biotechnology 0.8%
AbbVie, Inc.	23,437	4,267,878
Capital Markets 1.0%
BlackRock, Inc.	2,011	1,676,571
Lazard, Inc.	52,606	2,202,613
Schroders plc (United Kingdom)	327,508	1,556,730
		5,435,914
Chemicals 2.0%
Air Products and Chemicals, Inc.	7,009	1,698,070
Dow, Inc.	34,404	1,993,024
Linde plc	6,074	2,820,280
LyondellBasell Industries NV, Class A	21,024	2,150,335
Nutrien Ltd. (Canada)	31,662	1,719,563
		10,381,272
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	32
Communications Equipment 0.9%
Cisco Systems, Inc.	94,605	4,721,736
Construction & Engineering 0.3%
Vinci SA (France)	13,510	1,730,958
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	67,038	4,033,676
Diversified Telecommunication Services 2.4%
AT&T, Inc.	92,271	1,623,970
BCE, Inc. (Canada)	43,310	1,471,750
Deutsche Telekom AG (Registered) (Germany)	180,958	4,392,597
Orange SA (France)	150,508	1,767,945
TELUS Corp. (Canada)	110,557	1,768,683
Verizon Communications, Inc.	38,907	1,632,538
		12,657,483

	Shares	Value
Common Stocks
Electric Utilities 1.8%
American Electric Power Co., Inc.	24,179	$ 2,081,812
Duke Energy Corp.	16,046	1,551,808
Entergy Corp.	16,138	1,705,464
NextEra Energy, Inc.	39,991	2,555,825
Pinnacle West Capital Corp.	22,153	1,655,494
		9,550,403
Electrical Equipment 1.1%
Eaton Corp. plc	9,886	3,091,155
Emerson Electric Co.	23,572	2,673,536
		5,764,691
Food Products 1.0%
Mondelez International, Inc., Class A	29,110	2,037,700
Nestle SA (Registered)	16,762	1,779,633
Orkla ASA (Norway)	203,745	1,437,472
		5,254,805
Gas Utilities 0.4%
Snam SpA (Italy)	437,751	2,066,643
Health Care Equipment & Supplies 0.6%
Medtronic plc	35,222	3,069,597
Health Care Providers & Services 1.0%
CVS Health Corp.	21,291	1,698,170
UnitedHealth Group, Inc.	6,907	3,416,893
		5,115,063
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	7,834	2,208,796
Restaurant Brands International, Inc. (Canada)	60,510	4,807,520
Vail Resorts, Inc.	8,477	1,888,930
		8,905,246
Household Durables 0.4%
Garmin Ltd.	14,519	2,161,444
Industrial Conglomerates 0.9%
Honeywell International, Inc.	8,140	1,670,735
Siemens AG (Registered) (Germany)	16,079	3,069,695
		4,740,430
Insurance 3.0%
Allianz SE (Registered) (Germany)	6,695	2,006,522
AXA SA (France)	65,112	2,445,617
Manulife Financial Corp. (Canada)	137,299	3,429,054
MetLife, Inc.	47,874	3,547,942

	Shares	Value
Common Stocks
Insurance
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5,237	$ 2,555,467
Travelers Cos., Inc. (The)	7,875	1,812,353
		15,796,955
Interactive Media & Services 0.3%
Meta Platforms, Inc., Class A	3,361	1,632,034
IT Services 1.3%
International Business Machines Corp.	34,840	6,653,046
Leisure Products 0.3%
Hasbro, Inc.	31,878	1,801,745
Machinery 0.7%
Cummins, Inc.	12,363	3,642,758
Media 0.8%
Comcast Corp., Class A	50,468	2,187,788
Omnicom Group, Inc.	22,650	2,191,614
		4,379,402
Multi-Utilities 0.7%
NiSource, Inc.	64,106	1,773,172
WEC Energy Group, Inc.	21,008	1,725,177
		3,498,349
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	10,651	1,680,088
Enterprise Products Partners LP	60,000	1,750,800
MPLX LP	38,184	1,586,927
TotalEnergies SE (France)	65,561	4,489,264
Williams Cos., Inc. (The)	50,074	1,951,384
		11,458,463
Personal Care Products 0.4%
Unilever plc (United Kingdom)	39,511	1,982,534
Pharmaceuticals 5.7%
Astellas Pharma, Inc. (Japan)	168,500	1,808,776
AstraZeneca plc, Sponsored ADR (United Kingdom)	61,853	4,190,541
Bristol-Myers Squibb Co.	32,510	1,763,017
Eli Lilly & Co.	5,192	4,039,168
GSK plc	79,994	1,725,078
Johnson & Johnson	13,031	2,061,374
Merck & Co., Inc.	25,481	3,362,218
Novartis AG (Registered) (Switzerland)	39,771	3,852,960
Pfizer, Inc.	58,703	1,629,008

	Shares	Value
Common Stocks
Pharmaceuticals
Roche Holding AG	5,999	$ 1,527,938
Sanofi SA	38,207	3,749,337
		29,709,415
Professional Services 0.3%
Paychex, Inc.	14,359	1,763,285
Retail REITs 0.4%
Realty Income Corp.	36,234	1,960,259
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	27,273	5,394,327
Broadcom, Inc.	5,110	6,772,845
KLA Corp.	6,696	4,677,625
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	35,090	4,773,994
Texas Instruments, Inc.	18,292	3,186,649
		24,805,440
Software 1.4%
Microsoft Corp.	16,918	7,117,741
Specialized REITs 1.2%
Iron Mountain, Inc.	58,603	4,700,547
VICI Properties, Inc.	61,945	1,845,341
		6,545,888
Specialty Retail 0.8%
Best Buy Co., Inc.	20,499	1,681,533
Home Depot, Inc. (The)	6,420	2,462,712
		4,144,245
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	23,743	4,071,449
Dell Technologies, Inc., Class C	30,219	3,448,290
Hewlett Packard Enterprise Co.	135,975	2,410,837
NetApp, Inc.	29,974	3,146,371
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,100	3,122,700
		16,199,647
Tobacco 1.2%
British American Tobacco plc (United Kingdom)	53,264	1,617,485
Imperial Brands plc (United Kingdom)	71,938	1,607,099
Philip Morris International, Inc.	35,395	3,242,890
		6,467,474
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	38,933	3,778,058

	Shares	Value
Common Stocks
Water Utilities 0.3%
Essential Utilities, Inc.	45,280	$ 1,677,624
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B (Canada) (b)	37,210	1,524,606
SK Telecom Co. Ltd. (Republic of Korea)	45,366	1,796,106
		3,320,712
Total Common Stocks (Cost $250,963,191)		298,964,921
Short-Term Investments 2.6%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 5.25% (k)	12,455,475	12,455,475
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.319% (k)(l)	951,228	951,228
Total Short-Term Investments (Cost $13,406,703)		13,406,703
Total Investments (Cost $480,131,510)	99.3%	520,583,664
Other Assets, Less Liabilities	0.7	3,883,433
Net Assets	100.0%	$ 524,467,097

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $7,731,745; the total market value of collateral held by the Portfolio was $7,951,979. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,000,751. The Portfolio received cash collateral with a value of $951,228.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of March 31, 2024.
(g)	Illiquid security—As of March 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $251,875, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2024.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2024.

(k)	Current yield as of March 31, 2024.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 12,142	$ 34,795	$ (34,482)	$ —	$ —	$ 12,455	$ 139	$ —	12,455
Foreign Currency Forward Contracts
As of March 31, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,923,310	EUR	2,684,147	JPMorgan Chase Bank N.A.	5/2/24	$ 24,037
Total Unrealized Appreciation						24,037
AUD	9,875,000	USD	6,534,999	JPMorgan Chase Bank N.A.	5/2/24	(94,406)
GBP	133,000	USD	169,276	JPMorgan Chase Bank N.A.	5/2/24	(1,383)
JPY	3,368,551,000	USD	23,201,944	JPMorgan Chase Bank N.A.	5/2/24	(847,588)
Total Unrealized Depreciation						(943,377)
Net Unrealized Depreciation						$ (919,340)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Energy Select Sector Index	49	June 2024	$ 4,549,420	$ 4,901,960	$ 352,540
E-Mini Financial Select Sector Index	57	June 2024	7,213,001	7,490,512	277,511
Euro-Schatz	297	June 2024	33,882,883	33,868,230	(14,653)
S&P 500 E-Mini Index	127	June 2024	33,005,976	33,708,975	702,999
S&P Midcap 400 E-Mini Index	10	June 2024	2,986,273	3,077,400	91,127
U.S. Treasury 5 Year Notes	98	June 2024	10,477,095	10,487,531	10,436
U.S. Treasury 10 Year Notes	111	June 2024	12,247,664	12,298,453	50,789
U.S. Treasury Long Bonds	55	June 2024	6,561,304	6,624,063	62,759
U.S. Treasury Ultra Bonds	82	June 2024	10,483,570	10,578,000	94,430
Yen Denominated Nikkei 225 Index	298	June 2024	39,207,448	39,725,459	518,011
Total Long Contracts					2,145,949
Short Contracts
Euro STOXX 50 Index	(333)	June 2024	(17,590,283)	(18,124,518)	(534,235)
FTSE 100 Index	(71)	June 2024	(6,885,302)	(7,158,258)	(272,956)
S&P E-Mini Commercial Service Equity Index	(76)	June 2024	(8,008,724)	(8,214,650)	(205,926)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 2 Year Notes	(160)	June 2024	$ (32,787,380)	$ (32,717,500)	$ 69,880
Total Short Contracts					(943,237)
Net Unrealized Appreciation					$ 1,202,712

1.	As of March 31, 2024, cash in the amount of $7,316,675 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 14,056,508	$ —	$ 14,056,508
Corporate Bonds	—	81,499,966	—	81,499,966
Foreign Government Bonds	—	2,190,277	—	2,190,277
Loan Assignments	—	302,559	—	302,559
Mortgage-Backed Securities	—	81,428,306	—	81,428,306
Municipal Bond	—	737,709	—	737,709
U.S. Government & Federal Agencies	—	27,996,715	—	27,996,715
Total Long-Term Bonds	—	208,212,040	—	208,212,040
Common Stocks
Food Products	3,817,333	1,437,472	—	5,254,805
All Other Industries	293,710,116	—	—	293,710,116
Total Common Stocks	297,527,449	1,437,472	—	298,964,921
Short-Term Investments
Affiliated Investment Company	12,455,475	—	—	12,455,475
Unaffiliated Investment Company	951,228	—	—	951,228
Total Short-Term Investments	13,406,703	—	—	13,406,703
Total Investments in Securities	310,934,152	209,649,512	—	520,583,664
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	24,037	—	24,037
Futures Contracts	2,230,482	—	—	2,230,482
Total Other Financial Instruments	2,230,482	24,037	—	2,254,519
Total Investments in Securities and Other Financial Instruments	$ 313,164,634	$ 209,673,549	$ —	$ 522,838,183
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (943,377)	$ —	$ (943,377)
Futures Contracts	(1,027,770)	—	—	(1,027,770)
Total Other Financial Instruments	$ (1,027,770)	$ (943,377)	$ —	$ (1,971,147)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.1%
Corporate Bonds 23.4%
Aerospace & Defense 0.6%
Boeing Co. (The)
3.25%, due 3/1/28	$ 585,000	$ 536,220
5.15%, due 5/1/30	250,000	241,877
Lockheed Martin Corp.
4.30%, due 6/15/62	135,000	114,336
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	275,000	317,662
RTX Corp.
3.125%, due 7/1/50	105,000	71,663
3.50%, due 3/15/27	275,000	264,239
		1,545,997
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	95,000	78,013
Auto Manufacturers 0.2%
General Motors Co.
5.40%, due 4/1/48	81,000	74,282
General Motors Financial Co., Inc.
2.40%, due 10/15/28	250,000	221,252
3.10%, due 1/12/32	167,000	141,449
4.35%, due 1/17/27	130,000	126,966
		563,949
Banks 5.9%
Bank of America Corp.
2.972%, due 7/21/52 (a)	525,000	353,252
3.846% (5 Year Treasury Constant Maturity Rate + 2.00%), due 3/8/37 (b)	230,000	203,335
5.08%, due 1/20/27 (a)	3,040,000	3,024,692
Barclays plc
5.25%, due 8/17/45	270,000	258,090
Citigroup, Inc.
2.561%, due 5/1/32 (a)	260,000	216,841
4.45%, due 9/29/27	1,085,000	1,055,483
4.65%, due 7/30/45	180,000	162,542
Cooperatieve Rabobank UA
5.25%, due 5/24/41	215,000	220,157
Fifth Third Bancorp
4.337%, due 4/25/33 (a)	200,000	182,555
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (a)	715,000	665,938
4.80%, due 7/8/44	420,000	388,167
HSBC Holdings plc (a)
7.336%, due 11/3/26	575,000	591,577
7.39%, due 11/3/28	305,000	324,494

	Principal Amount	Value
Corporate Bonds
Banks
JPMorgan Chase & Co. (a)
1.578%, due 4/22/27	$ 870,000	$ 806,590
4.26%, due 2/22/48	605,000	522,241
4.912%, due 7/25/33	305,000	298,639
Lloyds Banking Group plc
3.75%, due 1/11/27	1,265,000	1,217,733
Morgan Stanley
5.05%, due 1/28/27 (a)	75,000	74,712
5.948% (5 Year Treasury Constant Maturity Rate + 2.43%), due 1/19/38 (b)	55,000	55,112
6.296%, due 10/18/28 (a)	1,270,000	1,313,822
6.342%, due 10/18/33 (a)	375,000	401,229
State Street Corp.
5.82%, due 11/4/28 (a)	810,000	833,656
UBS Group AG
2.593%, due 9/11/25 (a)(c)	500,000	492,892
Wells Fargo & Co.
3.00%, due 4/22/26	525,000	502,079
4.75%, due 12/7/46	605,000	530,709
		14,696,537
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	525,000	547,385
Coca-Cola Co. (The)
2.60%, due 6/1/50	260,000	170,009
Constellation Brands, Inc.
3.60%, due 2/15/28	130,000	123,465
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	95,000	89,307
Molson Coors Beverage Co.
4.20%, due 7/15/46	95,000	79,380
PepsiCo, Inc.
3.625%, due 3/19/50	30,000	23,952
		1,033,498
Biotechnology 0.1%
Amgen, Inc.
3.375%, due 2/21/50	205,000	149,628
Gilead Sciences, Inc.
4.60%, due 9/1/35	215,000	206,009
		355,637
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	80,000	84,592

	Principal Amount	Value
Corporate Bonds
Chemicals 0.9%
Dow Chemical Co. (The)
2.10%, due 11/15/30	$ 145,000	$ 122,463
3.60%, due 11/15/50	65,000	47,356
DuPont de Nemours, Inc.
4.493%, due 11/15/25	470,000	463,739
Ecolab, Inc.
2.70%, due 11/1/26	275,000	261,143
LYB International Finance II BV
3.50%, due 3/2/27	275,000	262,364
LYB International Finance III LLC
3.625%, due 4/1/51	50,000	35,410
Mosaic Co. (The)
4.05%, due 11/15/27	505,000	487,133
Nutrien Ltd.
5.875%, due 12/1/36	275,000	285,917
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	320,000	312,749
		2,278,274
Commercial Services 0.0% ‡
PayPal Holdings, Inc.
5.05%, due 6/1/52	95,000	90,221
Computers 0.7%
Apple, Inc.
4.50%, due 2/23/36	660,000	655,602
Dell International LLC
3.45%, due 12/15/51	95,000	66,848
5.25%, due 2/1/28	310,000	313,760
5.75%, due 2/1/33	180,000	186,327
HP, Inc.
6.00%, due 9/15/41	40,000	41,553
International Business Machines Corp.
3.50%, due 5/15/29	465,000	437,971
		1,702,061
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	275,000	264,873
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	97,529
		362,402
Diversified Financial Services 0.3%
AerCap Ireland Capital DAC
3.85%, due 10/29/41	150,000	118,808
Capital One Financial Corp.
5.268%, due 5/10/33 (a)	155,000	152,202

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Nomura Holdings, Inc.
2.999%, due 1/22/32	$ 200,000	$ 168,900
Visa, Inc.
4.30%, due 12/14/45	210,000	189,391
		629,301
Electric 1.9%
AEP Texas, Inc.
5.25%, due 5/15/52	95,000	89,179
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	315,000	265,849
Commonwealth Edison Co.
3.65%, due 6/15/46	195,000	150,099
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	410,000	428,604
DTE Electric Co.
3.375%, due 3/1/25	215,000	211,201
Duke Energy Carolinas LLC
3.875%, due 3/15/46	365,000	288,446
Duke Energy Corp.
4.50%, due 8/15/32	95,000	90,056
5.00%, due 8/15/52	95,000	85,991
Entergy Louisiana LLC
4.20%, due 4/1/50	365,000	300,482
Florida Power & Light Co.
3.80%, due 12/15/42	175,000	144,139
MidAmerican Energy Co.
3.95%, due 8/1/47	400,000	321,290
Ohio Power Co.
Series G
6.60%, due 2/15/33	200,000	215,703
PPL Electric Utilities Corp.
3.95%, due 6/1/47	130,000	105,416
Public Service Electric and Gas Co.
2.70%, due 5/1/50	235,000	153,973
Sempra
3.80%, due 2/1/38	275,000	228,625
Southern California Edison Co.
Series C
4.125%, due 3/1/48	275,000	221,979
Southern Co. (The)
4.40%, due 7/1/46	350,000	301,445
Virginia Electric and Power Co.
4.00%, due 1/15/43	410,000	339,667

	Principal Amount	Value
Corporate Bonds
Electric
Xcel Energy, Inc.
3.30%, due 6/1/25	$ 885,000	$ 861,330
		4,803,474
Entertainment 0.1%
Warnermedia Holdings, Inc.
5.141%, due 3/15/52	218,000	180,939
Environmental Control 0.3%
Republic Services, Inc.
3.20%, due 3/15/25	320,000	313,095
Waste Management, Inc.
3.15%, due 11/15/27	320,000	303,319
		616,414
Food 0.4%
General Mills, Inc.
4.20%, due 4/17/28	95,000	92,652
Kraft Heinz Foods Co.
4.375%, due 6/1/46	230,000	194,245
Kroger Co. (The)
2.20%, due 5/1/30	230,000	195,328
Sysco Corp.
3.25%, due 7/15/27	320,000	302,362
Tyson Foods, Inc.
5.10%, due 9/28/48	155,000	139,603
		924,190
Forest Products & Paper 0.2%
Suzano International Finance BV
5.50%, due 1/17/27	505,000	502,973
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	275,000	262,303
Healthcare-Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	185,000	180,791
4.90%, due 11/30/46	290,000	283,085
Boston Scientific Corp.
4.70%, due 3/1/49	80,000	74,068
Medtronic, Inc.
4.625%, due 3/15/45	209,000	196,276
Stryker Corp.
3.65%, due 3/7/28	275,000	263,211
		997,431

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.6%
Aetna, Inc.
6.625%, due 6/15/36	$ 275,000	$ 301,416
Elevance Health, Inc.
4.375%, due 12/1/47	320,000	274,864
HCA, Inc.
3.625%, due 3/15/32	85,000	75,245
4.625%, due 3/15/52	170,000	142,080
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	320,000	314,543
UnitedHealth Group, Inc.
4.25%, due 4/15/47	315,000	271,650
		1,379,798
Home Builders 0.1%
PulteGroup, Inc.
5.50%, due 3/1/26	220,000	220,112
Household Products & Wares 0.2%
Clorox Co. (The)
3.90%, due 5/15/28	275,000	266,307
Kimberly-Clark Corp.
2.75%, due 2/15/26	275,000	264,770
		531,077
Insurance 0.8%
Allstate Corp. (The)
5.35%, due 6/1/33	275,000	277,035
American International Group, Inc.
6.25%, due 5/1/36	350,000	367,490
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	425,000	388,284
MetLife, Inc.
3.60%, due 11/13/25	815,000	795,145
Prudential Financial, Inc.
3.70%, due 3/13/51	135,000	103,399
3.935%, due 12/7/49	155,000	122,397
		2,053,750
Internet 0.3%
Alibaba Group Holding Ltd.
2.70%, due 2/9/41	200,000	140,363
Amazon.com, Inc.
3.875%, due 8/22/37	535,000	482,965
		623,328
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	325,000	341,908

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.1%
Deere & Co.
3.90%, due 6/9/42	$ 180,000	$ 155,512
Media 0.8%
Charter Communications Operating LLC
4.908%, due 7/23/25	445,000	439,584
5.75%, due 4/1/48	420,000	353,684
Comcast Corp.
3.40%, due 7/15/46	795,000	593,563
Discovery Communications LLC
3.95%, due 3/20/28	121,000	114,580
Fox Corp.
5.576%, due 1/25/49	86,000	80,085
Paramount Global
4.95%, due 1/15/31	352,000	313,476
Walt Disney Co. (The)
3.60%, due 1/13/51	204,000	158,033
		2,053,005
Mining 0.1%
Barrick North America Finance LLC
5.70%, due 5/30/41	130,000	133,159
Newmont Corp.
2.25%, due 10/1/30	125,000	106,369
2.60%, due 7/15/32	105,000	87,879
		327,407
Miscellaneous—Manufacturing 0.2%
3M Co.
4.00%, due 9/14/48	135,000	108,430
Eaton Corp.
4.00%, due 11/2/32	275,000	259,839
General Electric Co.
4.125%, due 10/9/42	99,000	86,013
Parker-Hannifin Corp.
4.20%, due 11/21/34	95,000	87,949
		542,231
Oil & Gas 0.7%
BP Capital Markets America, Inc.
3.001%, due 3/17/52	115,000	77,871
3.588%, due 4/14/27	315,000	303,476
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	130,000	135,289
ConocoPhillips Co.
5.95%, due 3/15/46	200,000	212,029
EOG Resources, Inc.
3.90%, due 4/1/35	215,000	195,765

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Exxon Mobil Corp.
4.114%, due 3/1/46	$ 215,000	$ 185,437
Hess Corp.
7.125%, due 3/15/33	130,000	147,127
Phillips 66 Co.
4.68%, due 2/15/45	260,000	230,799
Shell International Finance BV
3.75%, due 9/12/46	325,000	262,429
		1,750,222
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	12,000	11,729
Pharmaceuticals 1.1%
AbbVie, Inc.
3.80%, due 3/15/25	185,000	182,353
4.70%, due 5/14/45	345,000	322,608
Allergan Funding SCS
3.80%, due 3/15/25	50,000	48,742
4.75%, due 3/15/45	25,000	18,334
AstraZeneca plc
6.45%, due 9/15/37	250,000	282,610
Bristol-Myers Squibb Co.
3.70%, due 3/15/52	75,000	57,588
Cigna Group (The)
4.90%, due 12/15/48	185,000	168,521
CVS Health Corp.
3.75%, due 4/1/30	50,000	46,591
5.05%, due 3/25/48	340,000	308,781
Eli Lilly & Co.
3.95%, due 3/15/49	155,000	130,903
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	320,000	311,141
Johnson & Johnson
4.95%, due 5/15/33	315,000	329,431
Merck & Co., Inc.
5.00%, due 5/17/53	220,000	215,389
Mylan, Inc.
5.20%, due 4/15/48	95,000	78,524
Pfizer, Inc.
4.00%, due 12/15/36	395,000	359,323
		2,860,839
Pipelines 1.0%
Enbridge, Inc.
4.50%, due 6/10/44	275,000	236,736

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
5.00%, due 5/15/50	$ 200,000	$ 175,474
Enterprise Products Operating LLC
3.70%, due 2/15/26	500,000	488,537
4.80%, due 2/1/49	260,000	239,465
Kinder Morgan, Inc.
4.30%, due 6/1/25	590,000	581,616
4.80%, due 2/1/33	240,000	229,432
5.45%, due 8/1/52	115,000	108,540
MPLX LP
4.95%, due 3/14/52	145,000	127,363
ONEOK, Inc.
5.20%, due 7/15/48	85,000	78,032
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	10,000	9,932
4.875%, due 5/15/48	150,000	133,392
Williams Cos., Inc. (The)
3.50%, due 10/15/51	65,000	46,193
		2,454,712
Real Estate Investment Trusts 0.4%
American Tower Corp.
2.30%, due 9/15/31	145,000	118,346
AvalonBay Communities, Inc.
2.90%, due 10/15/26	215,000	203,744
Crown Castle, Inc.
3.25%, due 1/15/51	95,000	64,982
ERP Operating LP
3.25%, due 8/1/27	275,000	259,228
Realty Income Corp.
4.65%, due 3/15/47	155,000	136,949
Simon Property Group LP
4.25%, due 11/30/46	260,000	214,082
		997,331
Retail 0.5%
Home Depot, Inc. (The)
2.375%, due 3/15/51	365,000	216,988
Lowe's Cos., Inc.
4.05%, due 5/3/47	185,000	148,982
McDonald's Corp.
4.20%, due 4/1/50	85,000	70,978
Starbucks Corp.
3.00%, due 2/14/32	260,000	227,438
Target Corp.
2.35%, due 2/15/30	185,000	162,694

	Principal Amount	Value
Corporate Bonds
Retail
Walmart, Inc.
4.30%, due 4/22/44	$ 340,000	$ 314,093
		1,141,173
Semiconductors 0.8%
Applied Materials, Inc.
5.10%, due 10/1/35	275,000	282,174
Broadcom, Inc.
4.926%, due 5/15/37 (c)	410,000	389,117
Intel Corp.
2.00%, due 8/12/31	338,000	277,750
4.75%, due 3/25/50	112,000	101,450
KLA Corp.
4.95%, due 7/15/52	105,000	101,204
NVIDIA Corp.
1.55%, due 6/15/28	460,000	410,104
2.00%, due 6/15/31	220,000	185,893
NXP BV
5.00%, due 1/15/33	75,000	73,379
QUALCOMM, Inc.
4.65%, due 5/20/35	115,000	114,015
		1,935,086
Software 1.2%
Fidelity National Information Services, Inc.
5.625%, due 7/15/52	75,000	73,836
Fiserv, Inc.
4.40%, due 7/1/49	105,000	89,081
Microsoft Corp.
2.921%, due 3/17/52	290,000	205,023
3.30%, due 2/6/27	240,000	232,628
Oracle Corp.
2.95%, due 5/15/25	2,100,000	2,044,810
4.00%, due 7/15/46	70,000	55,144
5.375%, due 7/15/40	210,000	203,704
Salesforce, Inc.
3.05%, due 7/15/61	65,000	42,394
		2,946,620
Telecommunications 1.0%
AT&T, Inc.
2.55%, due 12/1/33	507,000	406,094
3.50%, due 9/15/53	217,000	153,098
3.55%, due 9/15/55	261,000	182,498
Corning, Inc.
5.45%, due 11/15/79	30,000	28,407
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (d)	275,000	325,081

	Principal Amount	Value
Corporate Bonds
Telecommunications
Telefonica Emisiones SA
4.895%, due 3/6/48	$ 150,000	$ 131,895
T-Mobile USA, Inc.
3.40%, due 10/15/52	113,000	80,150
3.875%, due 4/15/30	430,000	402,817
Verizon Communications, Inc.
2.355%, due 3/15/32	128,000	105,190
3.00%, due 11/20/60	104,000	64,853
5.50%, due 3/16/47	470,000	482,829
Vodafone Group plc
4.25%, due 9/17/50	190,000	153,368
		2,516,280
Transportation 0.8%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	751,000	717,196
Canadian National Railway Co.
6.25%, due 8/1/34	275,000	303,866
CSX Corp.
3.35%, due 9/15/49	155,000	111,559
FedEx Corp.
2.40%, due 5/15/31	75,000	63,658
5.25%, due 5/15/50	75,000	71,837
Norfolk Southern Corp.
3.942%, due 11/1/47	156,000	124,307
Union Pacific Corp.
2.80%, due 2/14/32	180,000	156,235
3.50%, due 2/14/53	75,000	56,259
3.85%, due 2/14/72	40,000	29,823
United Parcel Service, Inc.
3.40%, due 11/15/46	505,000	391,075
		2,025,815
Total Corporate Bonds (Cost $66,435,072)		58,576,141
Foreign Government Bonds 3.0%
Canada 0.8%
Province of Ontario Canada
2.50%, due 4/27/26	1,205,000	1,150,384
Province of Quebec Canada
2.50%, due 4/20/26	820,000	783,170
		1,933,554
Japan 0.2%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	545,123

	Principal Amount	Value
Foreign Government Bonds
Mexico 1.1%
Mexico Government Bond
4.125%, due 1/21/26	$ 2,585,000	$ 2,535,985
4.875%, due 5/19/33	360,000	340,875
		2,876,860
Norway 0.2%
Equinor ASA
5.10%, due 8/17/40	405,000	404,373
Panama 0.3%
Panama Government Bond
3.75%, due 3/16/25	750,000	729,461
Philippines 0.2%
Philippines Government Bond
5.00%, due 1/13/37	600,000	594,702
Supranational 0.2%
European Investment Bank
2.375%, due 5/24/27	545,000	511,902
Total Foreign Government Bonds (Cost $8,157,464)		7,595,975
Mortgage-Backed Securities 1.6%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (e)	300,000	279,058
Series 2017-C8, Class A3
3.305%, due 6/15/50	163,342	153,960
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	281,345
Series 2015-GC35, Class A4
3.818%, due 11/10/48	300,000	290,293
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	300,000	277,676
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	2,000,000	1,845,103
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	280,932
Series 2014-GC22, Class A5
3.862%, due 6/10/47	300,000	299,281

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	$ 291,173	$ 283,324
Total Mortgage-Backed Securities (Cost $4,459,319)		3,990,972
U.S. Government & Federal Agencies 67.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.4%
FFCB
0.68%, due 1/13/27	1,125,000	1,011,279
5.30%, due 10/19/26	1,500,000	1,497,427
FHLMC
5.40%, due 2/24/26	700,000	699,392
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	29,137	26,908
2.50%, due 2/1/32	118,839	110,654
2.50%, due 2/1/33	110,080	101,607
2.50%, due 4/1/33	166,384	153,184
2.50%, due 6/1/33	23,717	21,836
2.50%, due 7/1/33	49,513	45,425
3.00%, due 9/1/27	41,331	40,016
3.00%, due 4/1/32	69,657	65,869
3.00%, due 6/1/32	18,286	17,279
3.00%, due 9/1/32	8,874	8,404
3.00%, due 10/1/32	39,181	37,055
3.00%, due 5/1/33	48,745	45,894
3.00%, due 9/1/33	37,118	34,946
3.50%, due 12/1/25	6,009	5,910
3.50%, due 5/1/33	41,109	39,617
3.50%, due 9/1/33	11,557	11,109
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	69,755	64,165
3.00%, due 11/1/37	34,214	31,272
3.00%, due 12/1/37	61,259	55,964
3.50%, due 2/1/37	65,281	61,704
3.50%, due 1/1/38	62,715	58,660
4.50%, due 5/1/38	32,825	32,273
5.50%, due 1/1/29	3,136	3,124
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	311,137	274,198
3.00%, due 12/1/46	20,707	18,198
3.00%, due 2/1/47	27,258	23,992
3.00%, due 3/1/47	122,698	107,971
3.00%, due 4/1/47	34,855	30,642
3.00%, due 1/1/48	225,191	197,692
3.00%, due 2/1/48	130,829	114,813
3.00%, due 3/1/48	119,325	104,742

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.00%, due 4/1/48	$ 464,048	$ 405,987
3.00%, due 6/1/48	214,776	188,483
3.50%, due 6/1/43	93,793	86,289
3.50%, due 9/1/44	71,626	65,688
3.50%, due 8/1/45	111,833	102,096
3.50%, due 8/1/46	150,709	138,557
3.50%, due 8/1/47	13,880	12,672
3.50%, due 9/1/47	34,383	31,368
3.50%, due 11/1/47	77,573	70,818
3.50%, due 12/1/47	160,609	146,273
3.50%, due 1/1/48	15,757	14,385
3.50%, due 3/1/48	232,960	212,671
3.50%, due 5/1/48	69,867	63,782
3.50%, due 8/1/48	116,382	106,246
3.50%, due 9/1/48	89,980	81,997
3.50%, due 11/1/48	31,846	29,056
3.50%, due 12/1/48	88,823	81,202
4.00%, due 4/1/46	131,858	125,030
4.00%, due 5/1/46	41,340	39,204
4.00%, due 4/1/47	30,422	28,818
4.00%, due 6/1/47	76,632	72,583
4.00%, due 8/1/47	147,944	140,021
4.00%, due 10/1/47	36,633	34,395
4.00%, due 12/1/47	95,807	90,577
4.00%, due 1/1/48	29,576	28,080
4.00%, due 5/1/48	40,573	38,434
4.00%, due 9/1/48	147,226	138,794
4.00%, due 12/1/48	81,147	76,398
4.50%, due 9/1/46	8,048	7,851
4.50%, due 9/1/46	25,358	24,738
4.50%, due 10/1/46	60,947	59,495
4.50%, due 2/1/47	13,195	12,861
4.50%, due 11/1/47	15,786	15,354
4.50%, due 2/1/48	31,429	30,521
4.50%, due 4/1/48	36,789	35,706
4.50%, due 6/1/48	20,137	19,549
4.50%, due 7/1/48	76,201	73,823
4.50%, due 8/1/48	74,460	72,088
5.00%, due 9/1/38	29,513	29,706
5.00%, due 11/1/41	40,780	40,745
5.00%, due 3/1/47	99,427	98,789
5.00%, due 9/1/48	141,493	140,112
5.00%, due 1/1/49	47,232	46,944
5.50%, due 7/1/38	45,108	45,871
UMBS Pool, 20 Year
2.00%, due 1/1/41	1,993,720	1,683,234

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
2.00%, due 11/1/50	$ 2,167,103	$ 1,727,496
2.00%, due 3/1/51	401,757	324,769
2.50%, due 5/1/50	1,877,645	1,578,556
2.50%, due 12/1/51	1,341,469	1,127,436
4.00%, due 7/1/52	1,094,221	1,014,953
4.50%, due 1/1/49	97,214	93,960
		16,107,682
Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.7%
UMBS, 10 Year
3.00%, due 4/1/25	3,622	3,567
UMBS, 15 Year
1.50%, due 3/1/36	1,103,445	961,453
1.50%, due 7/1/36	1,607,877	1,399,937
2.00%, due 9/1/36	2,193,067	1,964,106
2.50%, due 10/1/27	51,764	49,632
2.50%, due 4/1/30	45,169	43,214
2.50%, due 10/1/31	79,014	73,943
2.50%, due 2/1/32	96,402	89,884
2.50%, due 2/1/32	108,721	101,156
2.50%, due 8/1/32	313,376	290,371
2.50%, due 3/1/33	135,374	124,472
2.50%, due 6/1/33	75,433	69,865
3.00%, due 11/1/31	65,095	61,643
3.00%, due 1/1/32	62,965	59,471
3.00%, due 6/1/32	48,039	45,453
3.00%, due 1/1/33	68,245	64,011
3.00%, due 2/1/33	99,369	93,721
3.00%, due 4/1/33	90,237	84,851
3.00%, due 5/1/33	122,648	115,791
3.00%, due 9/1/33	19,546	18,378
3.50%, due 5/1/26	7,782	7,628
3.50%, due 11/1/31	12,327	11,954
3.50%, due 5/1/33	34,463	33,085
3.50%, due 6/1/33	51,555	49,749
3.50%, due 7/1/33	24,593	23,610
3.50%, due 9/1/33	30,826	29,594
4.00%, due 5/1/24	662	659
4.00%, due 11/1/29	18,991	18,673
UMBS, 20 Year
3.00%, due 2/1/37	100,195	92,440
3.00%, due 1/1/38	198,398	181,866
4.00%, due 2/1/37	17,014	16,393
4.00%, due 8/1/38	103,034	98,732
5.00%, due 8/1/31	8,178	8,114
5.50%, due 8/1/27	18,805	18,710

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 8/1/50	$ 1,538,300	$ 1,231,106
2.00%, due 8/1/50	1,631,405	1,309,668
2.00%, due 9/1/50	1,994,731	1,590,318
2.00%, due 2/1/51	1,595,448	1,270,259
2.00%, due 3/1/51	1,698,214	1,369,697
2.00%, due 5/1/51	1,950,774	1,552,349
2.00%, due 1/1/52	2,531,752	2,028,894
2.50%, due 4/1/46	22,689	19,382
2.50%, due 10/1/46	109,355	91,993
2.50%, due 11/1/50	1,632,726	1,357,891
2.50%, due 6/1/51	2,017,525	1,675,813
2.50%, due 12/1/51	669,940	555,392
2.50%, due 4/1/52	847,141	720,522
2.50%, due 4/1/52	1,860,330	1,566,199
3.00%, due 9/1/42	431,449	385,423
3.00%, due 3/1/43	1,244,377	1,110,967
3.00%, due 12/1/43	498,158	444,461
3.00%, due 10/1/44	328,410	293,241
3.00%, due 10/1/46	44,707	39,298
3.00%, due 12/1/46	552,421	484,168
3.00%, due 2/1/47	87,850	77,222
3.00%, due 8/1/47	446,313	394,006
3.00%, due 11/1/47	80,025	70,209
3.00%, due 6/1/48	45,437	39,788
3.00%, due 5/1/52	983,056	851,014
3.50%, due 5/1/45	393,492	362,752
3.50%, due 9/1/45	26,066	23,769
3.50%, due 12/1/45	70,011	63,839
3.50%, due 12/1/45	185,217	170,387
3.50%, due 1/1/46	127,806	117,921
3.50%, due 1/1/46	103,227	94,234
3.50%, due 4/1/46	43,620	39,775
3.50%, due 9/1/46	232,298	212,557
3.50%, due 10/1/46	105,561	96,253
3.50%, due 10/1/46	41,073	37,451
3.50%, due 1/1/47	79,485	72,784
3.50%, due 7/1/47	16,652	15,184
3.50%, due 7/1/47	97,724	89,718
3.50%, due 10/1/47	59,227	53,934
3.50%, due 11/1/47	196,118	178,825
3.50%, due 11/1/47	83,944	76,498
3.50%, due 11/1/47	226,526	206,551
3.50%, due 12/1/47	16,161	14,736
3.50%, due 8/1/48	105,292	95,951
3.50%, due 9/1/48	133,190	121,374
3.50%, due 2/1/49	249,685	226,895
3.50%, due 6/1/49	2,839	2,578

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 10/1/52	$ 610,706	$ 546,830
4.00%, due 8/1/44	108,422	102,458
4.00%, due 2/1/45	86,307	81,771
4.00%, due 9/1/45	16,618	15,739
4.00%, due 5/1/46	76,474	72,424
4.00%, due 9/1/46	30,268	28,669
4.00%, due 9/1/46	36,508	34,545
4.00%, due 2/1/47	16,145	15,292
4.00%, due 4/1/47	6,177	5,844
4.00%, due 5/1/47	45,853	43,207
4.00%, due 5/1/47	37,163	35,160
4.00%, due 6/1/47	144,825	137,523
4.00%, due 10/1/47	15,463	14,581
4.00%, due 11/1/47	15,153	14,291
4.00%, due 12/1/47	34,717	32,685
4.00%, due 1/1/48	84,263	79,486
4.00%, due 1/1/48	15,959	15,069
4.00%, due 1/1/48	89,664	84,465
4.00%, due 2/1/48	44,868	42,348
4.00%, due 6/1/48	209,997	197,464
4.00%, due 7/1/48	107,829	101,594
4.00%, due 7/1/48	34,773	32,706
4.00%, due 7/1/48	172,583	162,606
4.00%, due 8/1/48	27,627	26,030
4.00%, due 9/1/48	109,731	103,522
4.00%, due 9/1/48	26,815	25,181
4.00%, due 10/1/48	18,771	17,651
4.00%, due 11/1/48	48,222	45,374
4.00%, due 1/1/49	39,182	36,771
4.50%, due 7/1/46	16,176	15,771
4.50%, due 12/1/46	25,828	25,165
4.50%, due 4/1/47	249,445	241,206
4.50%, due 5/1/47	6,757	6,568
4.50%, due 7/1/47	104,861	101,153
4.50%, due 7/1/47	25,110	24,314
4.50%, due 8/1/47	1,364	1,324
4.50%, due 2/1/48	100,395	97,017
4.50%, due 4/1/48	15,629	15,145
4.50%, due 4/1/48	8,016	7,768
4.50%, due 4/1/48	32,276	31,336
4.50%, due 5/1/48	62,137	60,220
4.50%, due 6/1/48	33,896	32,804
4.50%, due 8/1/48	60,379	58,253
4.50%, due 10/1/48	20,620	19,943
4.50%, due 9/1/49	274,923	265,194
4.50%, due 11/1/52	1,095,961	1,043,611
5.00%, due 6/1/39	69,393	69,758

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.00%, due 6/1/40	$ 17,283	$ 17,247
5.00%, due 7/1/47	32,253	31,934
5.00%, due 1/1/48	38,981	38,688
5.00%, due 4/1/48	26,767	26,695
5.00%, due 5/1/48	33,927	33,481
5.00%, due 9/1/48	14,955	14,893
5.00%, due 2/1/53	465,627	454,541
5.50%, due 6/1/36	20,736	21,167
5.50%, due 5/1/44	44,610	45,537
5.50%, due 9/1/48	65,216	65,852
5.50%, due 11/1/52	1,602,491	1,599,031
UMBS, Single Family, 30 Year
6.00%, due 4/25/54 TBA (f)	1,100,000	1,110,014
		36,936,288
Government National Mortgage Association (Mortgage Pass-Through Securities) 5.4%
GNMA I, Single Family, 30 Year
3.00%, due 6/15/45	13,154	11,850
3.00%, due 10/15/45	7,687	6,945
3.00%, due 5/15/48	58,436	51,924
3.50%, due 3/15/45	6,465	6,019
3.50%, due 4/15/45	12,785	11,904
3.50%, due 5/15/48	22,905	20,948
4.00%, due 8/15/46	22,148	20,975
4.00%, due 11/15/47	53,894	51,020
4.00%, due 7/15/49	46,822	44,083
4.50%, due 8/15/46	48,317	47,194
4.50%, due 2/15/47	2,788	2,719
4.50%, due 4/15/47	16,757	16,676
4.50%, due 8/15/47	87,999	86,741
4.50%, due 8/15/47	121,426	120,701
5.00%, due 4/15/47	15,938	15,799
5.00%, due 12/15/47	18,178	17,910
GNMA II, Single Family, 30 Year
2.00%, due 6/20/51	4,455,159	3,650,070
2.50%, due 4/20/47	24,954	21,541
2.50%, due 5/20/51	4,528,235	3,860,843
3.00%, due 11/20/45	239,458	214,887
3.00%, due 8/20/46	79,633	71,205
3.00%, due 9/20/46	42,457	37,958
3.00%, due 10/20/46	267,503	239,122
3.00%, due 1/20/47	310,075	276,520
3.00%, due 5/20/47	54,380	48,608
3.00%, due 12/20/47	160,629	143,349
3.00%, due 2/20/48	177,024	157,927
3.00%, due 3/20/48	202,809	180,956
3.00%, due 9/20/51	1,303,934	1,151,014

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
3.50%, due 11/20/42	$ 100,433	$ 91,810
3.50%, due 9/20/44	131,745	121,895
3.50%, due 11/20/45	148,505	137,272
3.50%, due 7/20/46	15,330	14,162
3.50%, due 10/20/46	16,360	15,066
3.50%, due 11/20/46	198,780	183,607
3.50%, due 1/20/47	225,546	207,960
3.50%, due 5/20/47	162,966	150,475
3.50%, due 9/20/47	161,397	148,633
3.50%, due 10/20/47	290,611	267,610
3.50%, due 12/20/47	144,003	132,517
3.50%, due 7/20/48	77,535	71,378
3.50%, due 10/20/48	81,908	75,369
4.00%, due 12/20/46	13,659	12,963
4.00%, due 1/20/47	103,689	98,435
4.00%, due 2/20/47	24,891	23,632
4.00%, due 3/20/47	18,275	17,328
4.00%, due 4/20/47	39,150	37,116
4.00%, due 5/20/47	32,950	31,235
4.00%, due 7/20/47	12,795	12,150
4.00%, due 11/20/47	160,914	152,962
4.00%, due 12/20/47	35,485	33,661
4.00%, due 4/20/48	119,672	113,365
4.00%, due 5/20/48	53,367	50,538
4.00%, due 6/20/48	22,349	21,078
4.00%, due 8/20/48	150,728	142,203
4.00%, due 9/20/48	80,949	76,608
4.00%, due 3/20/49	20,224	19,121
4.50%, due 8/20/46	47,063	46,433
4.50%, due 4/20/47	36,892	36,194
4.50%, due 11/20/47	34,032	33,182
4.50%, due 1/20/48	78,042	76,058
4.50%, due 3/20/48	32,820	32,001
4.50%, due 5/20/48	27,034	26,321
4.50%, due 6/20/48	44,269	43,098
5.00%, due 8/20/45	59,882	60,392
5.00%, due 11/20/46	36,489	36,799
5.00%, due 11/20/47	33,470	33,415
5.00%, due 3/20/48	19,685	19,713
5.00%, due 6/20/48	40,561	40,418
		13,531,581
United States Treasury Bonds 4.0%
U.S. Treasury Bonds
2.75%, due 8/15/47	235,000	175,865
2.75%, due 11/15/47	300,000	224,156
2.875%, due 5/15/49	250,000	190,166

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
3.00%, due 2/15/47	$ 315,000	$ 247,804
3.00%, due 5/15/47	175,000	137,464
3.00%, due 2/15/48	1,730,000	1,353,117
3.00%, due 8/15/48	715,000	558,035
3.00%, due 2/15/49	845,000	658,803
3.00%, due 8/15/52	1,945,000	1,510,794
3.125%, due 5/15/48	1,310,000	1,047,693
3.375%, due 11/15/48	550,000	459,615
3.625%, due 5/15/53	415,000	364,616
4.00%, due 11/15/52	1,900,000	1,786,371
4.125%, due 8/15/53	350,000	336,383
4.25%, due 2/15/54	915,000	899,845
		9,950,727
United States Treasury Notes 36.6%
U.S. Treasury Notes
0.25%, due 5/15/24	1,300,000	1,292,048
0.25%, due 6/15/24	1,300,000	1,286,365
0.25%, due 5/31/25	1,850,000	1,752,152
0.25%, due 6/30/25	200,000	188,812
0.25%, due 8/31/25	150,000	140,637
0.375%, due 4/15/24	1,000,000	998,095
0.375%, due 7/15/24	400,000	394,340
0.375%, due 8/15/24	1,250,000	1,227,222
0.50%, due 8/31/27	800,000	702,750
1.00%, due 7/31/28	225,000	196,049
1.125%, due 2/29/28	400,000	354,328
1.25%, due 3/31/28	200,000	177,695
1.25%, due 5/31/28	875,000	774,136
1.25%, due 6/30/28	500,000	441,445
1.50%, due 1/31/27	325,000	299,711
1.75%, due 6/30/24	2,875,000	2,849,320
1.75%, due 7/31/24	2,100,000	2,075,309
1.875%, due 8/31/24	650,000	640,796
1.875%, due 2/28/27	475,000	441,973
1.875%, due 2/28/29	610,000	546,474
2.00%, due 4/30/24	2,535,000	2,528,159
2.125%, due 7/31/24	150,000	148,415
2.375%, due 3/31/29	2,725,000	2,497,420
2.375%, due 5/15/29	825,000	754,714
2.50%, due 4/30/24	300,000	299,307
2.50%, due 5/15/24	2,000,000	1,993,061
2.50%, due 5/31/24	3,200,000	3,185,281
2.50%, due 3/31/27	300,000	284,039
2.625%, due 7/31/29	700,000	646,762
2.75%, due 6/30/25	275,000	267,889
2.75%, due 7/31/27	775,000	736,008

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
2.75%, due 5/31/29	$ 675,000	$ 628,752
2.875%, due 5/31/25	1,800,000	1,757,812
2.875%, due 6/15/25	750,000	731,836
2.875%, due 4/30/29	400,000	375,187
3.00%, due 7/31/24	1,500,000	1,488,310
3.125%, due 8/15/25	3,175,000	3,102,694
3.125%, due 8/31/29	740,000	700,572
3.25%, due 8/31/24	1,600,000	1,586,500
3.25%, due 6/30/29	1,275,000	1,215,932
3.50%, due 9/15/25	1,575,000	1,545,592
3.50%, due 1/31/28	1,075,000	1,043,548
3.50%, due 1/31/30	1,810,000	1,741,701
3.625%, due 5/15/26	1,805,000	1,769,182
3.625%, due 3/31/28	250,000	243,711
3.75%, due 4/15/26	1,000,000	982,734
3.75%, due 12/31/28	300,000	293,602
3.75%, due 6/30/30	375,000	365,068
3.875%, due 1/15/26	500,000	492,852
3.875%, due 9/30/29	1,675,000	1,645,557
3.875%, due 11/30/29	1,425,000	1,399,283
4.00%, due 12/15/25	1,500,000	1,481,543
4.00%, due 2/15/26	1,000,000	987,578
4.00%, due 1/15/27	900,000	889,242
4.00%, due 2/29/28	500,000	494,160
4.00%, due 1/31/29	450,000	445,359
4.00%, due 10/31/29	1,520,000	1,502,009
4.00%, due 2/28/30	2,075,000	2,050,035
4.00%, due 1/31/31	275,000	271,391
4.00%, due 2/15/34	775,000	762,164
4.125%, due 6/15/26	1,450,000	1,435,727
4.125%, due 2/15/27	1,200,000	1,189,875
4.125%, due 10/31/27	960,000	952,387
4.125%, due 8/31/30	585,000	581,252
4.25%, due 9/30/24	2,375,000	2,363,102
4.25%, due 10/15/25	2,300,000	2,281,043
4.25%, due 12/31/25	1,500,000	1,487,637
4.25%, due 1/31/26	500,000	496,055
4.25%, due 3/15/27	1,200,000	1,194,469
4.25%, due 2/28/29	500,000	500,664
4.25%, due 2/28/31	350,000	350,602
4.375%, due 10/31/24	1,200,000	1,193,875
4.375%, due 8/15/26	1,300,000	1,295,023
4.375%, due 12/15/26	500,000	498,769
4.50%, due 11/15/25	3,000,000	2,986,523
4.50%, due 7/15/26	700,000	698,961
4.625%, due 6/30/25	200,000	199,273
4.625%, due 2/28/26	1,000,000	999,180

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.625%, due 3/15/26	$ 175,000	$ 174,850
4.625%, due 9/15/26	2,325,000	2,330,086
4.625%, due 10/15/26	1,385,000	1,388,949
4.625%, due 11/15/26	1,625,000	1,630,269
4.875%, due 10/31/30	795,000	823,912
5.00%, due 8/31/25	300,000	300,609
5.00%, due 10/31/25	2,275,000	2,281,398
		91,749,108
Total U.S. Government & Federal Agencies (Cost $177,707,764)		168,275,386
Total Long-Term Bonds (Cost $256,759,619)		238,438,474

	Shares

Exchange-Traded Fund 2.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	54,792	5,967,945
Total Exchange-Traded Fund (Cost $5,757,855)		5,967,945
Total Investments (Cost $262,517,474)	97.5%	244,406,419
Other Assets, Less Liabilities	2.5	6,270,987
Net Assets	100.0%	$ 250,677,406

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2024.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of March 31, 2024.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2024.
(f)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2024, the total net market value was $1,110,014, which represented 0.4% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.

Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	108	June 2024	$ 11,546,056	$ 11,557,688	$ 11,632
U.S. Treasury 10 Year Notes	108	June 2024	11,908,040	11,966,062	58,022
U.S. Treasury 10 Year Ultra Bonds	40	June 2024	4,544,120	4,584,375	40,255
U.S. Treasury Long Bonds	75	June 2024	8,842,629	9,032,813	190,184
U.S. Treasury Ultra Bonds	19	June 2024	2,380,104	2,451,000	70,896
Total Long Contracts					370,989
Short Contracts
U.S. Treasury 2 Year Notes	(37)	June 2024	(7,582,048)	(7,565,922)	16,126
Net Unrealized Appreciation					$ 387,115

1.	As of March 31, 2024, cash in the amount of $900,937 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.

Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 58,576,141	$ —	$ 58,576,141
Foreign Government Bonds	—	7,595,975	—	7,595,975
Mortgage-Backed Securities	—	3,990,972	—	3,990,972
U.S. Government & Federal Agencies	—	168,275,386	—	168,275,386
Total Long-Term Bonds	—	238,438,474	—	238,438,474
Exchange-Traded Fund	5,967,945	—	—	5,967,945
Total Investments in Securities	5,967,945	238,438,474	—	244,406,419
Other Financial Instruments
Futures Contracts (b)	387,115	—	—	387,115
Total Investments in Securities and Other Financial Instruments	$ 6,355,060	$ 238,438,474	$ —	$ 244,793,534

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 96.3%
Alternative 10.8%
Affiliated Investment Company 3.2%
IQ Merger Arbitrage ETF (a)	262,887	$ 8,275,683
Derivative Income Funds 6.2%
JPMorgan Equity Premium Income ETF	146,844	8,496,394
JPMorgan Nasdaq Equity Premium Income ETF	141,108	7,653,698
		16,150,092
Managed Futures Funds 0.8%
iMGP DBi Managed Futures Strategy ETF	48,784	1,399,125
KFA Mount Lucas Managed Futures Index Strategy ETF (a)(b)	16,360	489,000
Simplify Managed Futures Strategy ETF	10,589	264,196
		2,152,321
Merger Arbitrage Fund 0.6%
AltShares Merger Arbitrage ETF (a)(b)	59,586	1,619,547
Total Alternative (Cost $26,358,449)		28,197,643
Bonds 59.4%
Bank Loan Funds 17.9%
Invesco Senior Loan ETF	1,194,121	25,255,659
SPDR Blackstone Senior Loan ETF	513,619	21,628,496
		46,884,155
Convertible Bond Funds 11.0%
iShares Convertible Bond ETF (a)	108,262	8,642,556
SPDR Bloomberg Convertible Securities ETF	274,460	20,046,558
		28,689,114
Floating Rate—Investment Grade Funds 21.4%
iShares Floating Rate Bond ETF (a)	827,212	42,237,445
SPDR Bloomberg Investment Grade Floating Rate ETF	444,983	13,718,826
		55,956,271
Municipal Bond Funds 3.3%
iShares National Muni Bond ETF (a)	43,635	4,695,126
Vanguard Tax-Exempt Bond Index ETF (a)	77,392	3,916,035
		8,611,161
Short Duration Funds 4.6%
Schwab Short-Term U.S. Treasury ETF	85,818	4,137,286
Vanguard Short-Term Treasury ETF	138,272	8,029,455
		12,166,741
Treasury Inflation Protected Security Funds 1.2%
iShares 0-5 Year TIPS Bond ETF	13,530	1,345,288

	Shares	Value
Bonds
Treasury Inflation Protected Security Funds
Vanguard Short-Term Inflation-Protected Securities ETF	40,463	$ 1,937,773
		3,283,061
Total Bonds (Cost $152,132,611)		155,590,503
Commodity 0.8%
Agriculture Fund 0.8%
Invesco DB Agriculture Fund (b)	83,026	2,055,724
Equities 25.0%
BRIC Equity Funds 0.2%
iShares MSCI China ETF	12,144	482,481
SPDR S&P China ETF	880	57,886
		540,367
Emerging Equity Fund 0.7%
iShares MSCI India ETF	36,353	1,875,451
Emerging Small Cap Equity Fund 10.1%
SPDR S&P Emerging Markets Small-Cap ETF (a)	473,647	26,429,503
International Small Cap Equity Fund 6.4%
Schwab International Small-Cap Equity ETF (a)	467,320	16,730,056
Japan Equity Fund 0.2%
JPMorgan BetaBuilders Japan ETF (a)	8,264	483,857
U.S. Large Cap Core Funds 6.7%
Energy Select Sector SPDR Fund	3,863	364,706
Financial Select Sector SPDR Fund	262,225	11,044,917
First Trust Dow Jones Internet Index Fund (b)	5,204	1,067,288
Materials Select Sector SPDR Fund	14,068	1,306,776
Vanguard Energy ETF	608	80,074
Vanguard Financials ETF	29,038	2,973,201
Vanguard Materials ETF (a)	3,207	655,607
		17,492,569
U.S. Momentum Fund 0.4%
iShares MSCI USA Momentum Factor ETF (a)	4,891	916,329
U.S. Small Cap Core Funds 0.3%
iShares Core S&P Small-Cap ETF	4,121	455,453
Schwab U.S. Small-Cap ETF	1,944	95,723

	Shares	Value
Equities
U.S. Small Cap Core Funds
Vanguard Small-Cap ETF	1,368	$ 312,711
		863,887
Total Equities (Cost $58,206,096)		65,332,019
Real Estate 0.3%
U.S. REITs Funds 0.3%
Fidelity MSCI Real Estate Index ETF	920	24,003
iShares Core U.S. REIT ETF	1,044	56,167
Vanguard Real Estate ETF	9,051	782,730
Total Real Estate (Cost $866,050)		862,900
Total Exchange-Traded Funds (Cost $239,285,286)		252,038,789
Exchange-Traded Note 0.7%
Volatility 0.7%
Volatility 0.7%
iPath S&P 500 VIX Short-Term Futures ETN (a)(b)	147,634	1,914,813
Total Exchange-Traded Note (Cost $3,679,465)		1,914,813
Exchange-Traded Vehicles 2.5%
Commodities 0.4%
Broad Fund 0.2%
iShares GSCI Commodity Dynamic Roll Strategy ETF	16,375	442,125
Silver Funds 0.2%
abrdn Physical Silver Shares ETF (a)(b)	1,833	43,644
iShares Silver Trust (b)	18,835	428,496
		472,140
Total Commodities (Cost $863,243)		914,265
Currency 2.1%
U.S. Dollar Fund 2.1%
Invesco DB US Dollar Index Bullish Fund (b)	197,358	5,599,046
Total Exchange-Traded Vehicles (Cost $6,277,069)		6,513,311

Short-Term Investments 9.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	1,146,357	1,146,357

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies 9.0%
BlackRock Liquidity FedFund, 5.31% (c)(d)	3,000,000	$ 3,000,000
Dreyfus Treasury Obligations Cash Management Fund, 5.34% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 5.32% (c)(d)	19,417,853	19,417,853
Total Unaffiliated Investment Companies (Cost $23,417,853)		23,417,853
Total Short-Term Investments (Cost $24,564,210)		24,564,210
Total Investments (Cost $273,806,030)	108.9%	285,031,123
Other Assets, Less Liabilities	(8.9)	(23,261,282)
Net Assets	100.0%	$ 261,769,841

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $23,976,465; the total market value of collateral held by the Portfolio was $24,578,626. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,160,773. The Portfolio received cash collateral with a value of $23,417,853.
(b)	Non-income producing security.
(c)	Current yield as of March 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Merger Arbitrage ETF	$ 12,160	$ —	$ (3,899)	$ 37	$ (22)	$ 8,276	$ —	$ —	263
MainStay U.S. Government Liquidity Fund	2,889	5,545	(7,288)	—	—	1,146	14	—	1,146
	$15,049	$5,545	$(11,187)	$37	$(22)	$9,422	$14	$—

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	1	$ —
Morgan Stanley & Co.	abrdn Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1	—
Bank of America Merrill Lynch	AGF US Market Neutral Anti-Beta Fund	Federal Funds Composite Interest Rate	9/4/24	Monthly	(549)	—
Morgan Stanley & Co.	AGF US Market Neutral Anti-Beta Fund	Federal Fund Rate minus 10.73%	9/16/24	Monthly	(549)	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	47	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	47	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	10	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	10	—
Bank of America Merrill Lynch	Fidelity MSCI Real Estate Index ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	1	—
Morgan Stanley & Co.	Fidelity MSCI Real Estate Index ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	305	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	305	—
Bank of America Merrill Lynch	First Trust Dow Jones Internet Index Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	31	—
Morgan Stanley & Co.	First Trust Dow Jones Internet Index Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	31	—
Bank of America Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(207)	—
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Fund Rate minus 2.33%	9/16/24	Monthly	(207)	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	40	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	40	—
Bank of America Merrill Lynch	Invesco CurrencyShares Japanese Yen Trust	Federal Funds Composite Interest Rate	9/4/24	Monthly	(1,137)	—
Morgan Stanley & Co.	Invesco CurrencyShares Japanese Yen Trust	Federal Fund Rate minus 2.38%	9/16/24	Monthly	(1,137)	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	59	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 1.60%	9/16/24	Monthly	59	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	155	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate plus 1.60%	9/16/24	Monthly	155	—
Bank of America Merrill Lynch	Invesco Global Listed Private Equity ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(641)	—
Morgan Stanley & Co.	Invesco Global Listed Private Equity ETF	Federal Fund Rate minus 41.33%	9/16/24	Monthly	(641)	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	698	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	698	—
Bank of America Merrill Lynch	Invesco Short Term Treasury ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(58)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Invesco Short Term Treasury ETF	Federal Fund Rate minus 0.88%	9/16/24	Monthly	(58)	$ —
Bank of America Merrill Lynch	iPath S&P 500 VIX Short-Term Futures ETN	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	53	—
Morgan Stanley & Co.	iPath S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/16/24	Monthly	55	—
Bank of America Merrill Lynch	IQ Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	229	—
Morgan Stanley & Co.	IQ Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	229	—
Bank of America Merrill Lynch	IQ Ultra Short Duration ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(1)	—
Morgan Stanley & Co.	IQ Ultra Short Duration ETF	Federal Fund Rate minus 8.48%	9/16/24	Monthly	(1)	—
Bank of America Merrill Lynch	iShares 0-3 Month Treasury Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(646)	—
Morgan Stanley & Co.	iShares 0-3 Month Treasury Bond ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(646)	—
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	39	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	39	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	239	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	239	—
Bank of America Merrill Lynch	iShares Core S&P Mid-Cap ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(296)	—
Morgan Stanley & Co.	iShares Core S&P Mid-Cap ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(301)	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	13	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	13	—
Bank of America Merrill Lynch	iShares Core U.S. REIT ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	2	—
Morgan Stanley & Co.	iShares Core U.S. REIT ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	2	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	1,167	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,167	—
Bank of America Merrill Lynch	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	12	—
Morgan Stanley & Co.	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	13	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(559)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 7.48%	9/16/24	Monthly	(559)	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	14	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	14	—
Bank of America Merrill Lynch	iShares MSCI India ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	54	—
Morgan Stanley & Co.	iShares MSCI India ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	54	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	26	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	26	$ —
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	130	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	130	—
Bank of America Merrill Lynch	iShares Silver Trust	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	12	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	12	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	14	—
Morgan Stanley & Co.	JPMorgan BetaBuilders Japan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	14	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	235	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	235	—
Bank of America Merrill Lynch	JPMorgan Nasdaq Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	211	—
Morgan Stanley & Co.	JPMorgan Nasdaq Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	211	—
Bank of America Merrill Lynch	KFA Mount Lucas Managed Futures Index Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	14	—
Morgan Stanley & Co.	KFA Mount Lucas Managed Futures Index Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	14	—
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	38	—
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	38	—
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	462	—
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	462	—
Bank of America Merrill Lynch	Schwab Short-Term U.S. Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	119	—
Morgan Stanley & Co.	Schwab Short-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	119	—
Bank of America Merrill Lynch	Schwab U.S. Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	3	—
Morgan Stanley & Co.	Schwab U.S. Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	3	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	7	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	7	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	598	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	598	—
Bank of America Merrill Lynch	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(1,234)	—
Morgan Stanley & Co.	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(1,254)	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	554	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	554	—
Bank of America Merrill Lynch	SPDR Bloomberg Emerging Markets Local Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(197)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	SPDR Bloomberg Emerging Markets Local Bond ETF	Federal Fund Rate minus 0.88%	9/16/24	Monthly	(197)	$ —
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(1,011)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 5.88%	9/16/24	Monthly	(1,011)	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	379	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	379	—
Bank of America Merrill Lynch	SPDR S&P China ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	2	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	2	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	730	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	730	—
Bank of America Merrill Lynch	United States Natural Gas Fund LP	Federal Funds Composite Interest Rate	9/4/24	Monthly	(100)	—
Morgan Stanley & Co.	United States Natural Gas Fund LP	Federal Fund Rate minus 0.98%	9/16/24	Monthly	(100)	—
Bank of America Merrill Lynch	VanEck J. P. Morgan EM Local Currency Bond ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(310)	—
Morgan Stanley & Co.	VanEck J. P. Morgan EM Local Currency Bond ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(310)	—
Bank of America Merrill Lynch	Vanguard Energy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	2	—
Morgan Stanley & Co.	Vanguard Energy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	2	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	85	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	85	—
Bank of America Merrill Lynch	Vanguard Materials ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	19	—
Morgan Stanley & Co.	Vanguard Materials ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	19	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate	9/4/24	Monthly	(231)	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate minus 0.73%	9/16/24	Monthly	(228)	—
Bank of America Merrill Lynch	Vanguard Real Estate ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	22	—
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	22	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	56	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	56	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	222	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	222	—
Bank of America Merrill Lynch	Vanguard Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	9	—
Morgan Stanley & Co.	Vanguard Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	9	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	9/4/24	Monthly	112	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	112	$ —
						$ —

1.	As of March 31, 2024, cash in the amount $88,893 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2024.

Abbreviation(s):
BRIC—Brazil, Russia, India and China
DB—Deutsche Bank
EM—Emerging Markets
ETF—Exchange-Traded Fund
ETN—Exchange-Traded Note
GSCI—Goldman Sachs Commodity Index
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
VIX—CBOE Volatility Index
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 252,038,789	$ —	$ —	$ 252,038,789
Exchange-Traded Note	1,914,813	—	—	1,914,813
Exchange-Traded Vehicles	6,513,311	—	—	6,513,311
Short-Term Investments
Affiliated Investment Company	1,146,357	—	—	1,146,357
Unaffiliated Investment Companies	23,417,853	—	—	23,417,853
Total Short-Term Investments	24,564,210	—	—	24,564,210
Total Investments in Securities	$ 285,031,123	$ —	$ —	$ 285,031,123

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 35.5%
Asset-Backed Securities 2.7%
Automobile Asset-Backed Securities 0.2%
ACC Auto Trust
Series 2022-A, Class A
4.58%, due 7/15/26 (a)	$ 78,675	$ 78,360
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	176,586	173,838
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	549,231	535,601
JPMorgan Chase Bank NA (a)
Series 2021-1, Class B
0.875%, due 9/25/28	32,818	32,471
Series 2021-2, Class B
0.889%, due 12/26/28	105,113	103,248
LAD Auto Receivables Trust (a)
Series 2021-1A, Class A
1.30%, due 8/17/26	66,361	65,863
Series 2022-1A, Class A
5.21%, due 6/15/27	553,283	551,823
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	493,471	485,185
Series 2023-1A, Class A2
6.92%, due 8/15/28	395,790	398,687
Santander Bank Auto Credit-Linked Notes (a)
Series 2022-A, Class B
5.281%, due 5/15/32	470,672	468,044
Series 2022-B, Class A2
5.587%, due 8/16/32	179,796	179,573
Santander Bank NA
Series 2021-1A, Class B
1.833%, due 12/15/31 (a)	61,527	60,643
Tesla Auto Lease Trust
Series 2021-B, Class B
0.91%, due 9/22/25 (a)	258,000	255,718
		3,389,054
Home Equity Asset-Backed Securities 0.4%
RCKT Mortgage Trust (a)(b)
Series 2024-CES1, Class A1A
6.025%, due 2/25/44	945,619	944,349
Series 2023-CES3, Class A1A
7.113%, due 11/25/43	2,112,223	2,142,526
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2023-FIG4, Class A
6.718%, due 11/25/53	992,117	1,011,484

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2023-FIG3, Class A
7.067%, due 8/25/53	$ 1,840,824	$ 1,897,630
Towd Point Mortgage Trust
Series 2023-CES2, Class A1A
7.294%, due 10/25/63 (a)(b)	582,252	592,980
		6,588,969
Other Asset-Backed Securities 2.1%
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,098,374
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	223,172	199,516
ARES LX CLO Ltd.
Series 2021-60A, Class A
6.68% (3 Month SOFR + 1.382%), due 7/18/34 (a)(c)	322,000	322,149
CBAM Ltd. (a)(c)
Series 2019-11RA, Class A1
6.759% (3 Month SOFR + 1.442%), due 1/20/35	1,569,000	1,569,196
Series 2019-11RA, Class B
7.329% (3 Month SOFR + 2.012%), due 1/20/35	400,456	400,035
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	951,872	860,749
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	316,779
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,257,567	1,225,924
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,900,123	2,814,667
CIFC Funding Ltd. (a)(c)
Series 2021-7A, Class A1
6.707% (3 Month SOFR + 1.392%), due 1/23/35	483,000	483,022
Series 2021-7A, Class B
7.177% (3 Month SOFR + 1.862%), due 1/23/35	323,837	323,825
CIM Trust (a)(d)
Series 2021-NR4, Class A1
2.816%, due 10/25/61	236,472	230,378
Series 2021-NR1, Class A1
5.569%, due 7/25/55	279,692	276,773
CP EF Asset Securitization I LLC
Series 2022-1A, Class A
5.96%, due 4/15/30 (a)	212,303	210,796
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	660,420	661,726

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CRB Securitization Trust
Series 2023-1, Class A
6.96%, due 10/20/33 (a)	$ 266,553	$ 268,698
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	577,921
Series 2023-2A, Class A2
5.56%, due 11/20/48	1,402,000	1,372,639
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	919,965
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	877,385	853,505
Elmwood CLO II Ltd.
Series 2019-2A, Class AR
6.729% (3 Month SOFR + 1.412%), due 4/20/34 (a)(c)	485,000	485,418
Gracie Point International Funding LLC
Series 2024-1A, Class A
7.058% (SOFR 90A + 1.70%), due 3/1/28 (a)(c)	482,000	483,243
HPS Loan Management Ltd.
Series 2021-16A, Class B
7.277% (3 Month SOFR + 1.962%), due 1/23/35 (a)(c)	310,367	310,046
Libra Solutions LLC (a)
Series 2022-1A, Class A
4.75%, due 5/15/34	89,466	88,863
Series 2022-2A, Class A
6.85%, due 10/15/34	136,874	136,457
LL ABS Trust
Series 2022-2A, Class A
6.63%, due 5/15/30 (a)	26,673	26,683
Logan CLO II Ltd.
Series 2021-2A, Class A
6.729% (3 Month SOFR + 1.412%), due 1/20/35 (a)(c)	761,109	761,743
M&T Equipment Notes (a)
Series 2023-1A, Class A3
5.74%, due 7/15/30	331,000	331,356
Series 2023-1A, Class A2
6.09%, due 7/15/30	581,899	582,228
Marlette Funding Trust
Series 2023-2A, Class B
6.54%, due 6/15/33 (a)	338,000	339,657
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A
8.04%, due 9/20/27 (a)	1,065,000	1,073,933
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	431,639

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	$ 298,685	$ 278,543
Series 2020-PLS1, Class A
3.844%, due 12/25/25	159,277	152,673
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	792,761	735,275
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR
6.729% (3 Month SOFR + 1.412%), due 10/20/34 (a)(c)	454,000	454,079
Pagaya AI Debt Trust
Series 2022-1, Class A
2.03%, due 10/15/29 (a)	105,628	104,597
PRET LLC
Series 2023-RN1, Class A1
8.232%, due 9/25/53 (a)(d)	1,509,408	1,521,216
PRPM LLC (a)(d)
Series 2021-9, Class A1
2.363%, due 10/25/26	646,535	630,037
Series 2021-10, Class A1
2.487%, due 10/25/26	758,810	744,039
Series 2022-2, Class A1
5.00%, due 3/25/27	1,270,053	1,251,829
RAD CLO 21 Ltd.
Series 2023-21A, Class A
6.964% (3 Month SOFR + 1.59%), due 1/25/33 (a)(c)	835,946	839,495
Regatta XXIII Funding Ltd. (a)(c)
Series 2021-4A, Class A1
6.729% (3 Month SOFR + 1.412%), due 1/20/35	1,413,000	1,413,702
Series 2021-4A, Class B
7.279% (3 Month SOFR + 1.962%), due 1/20/35	343,955	343,971
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR
6.739% (3 Month SOFR + 1.422%), due 7/20/34 (a)(c)	448,000	448,047
Upstart Securitization Trust (a)
Series 2021-5, Class A
1.31%, due 11/20/31	6,410	6,393
Series 2022-1, Class A
3.12%, due 3/20/32	240,661	238,730
Series 2022-2, Class A
4.37%, due 5/20/32	193,595	193,257
Vantage Data Centers Issuer LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,091,000	1,022,089
Series 2021-1A, Class A2
2.165%, due 10/15/46	3,200,644	2,919,833

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	$ 705,000	$ 620,933
VCAT LLC
Series 2021-NPL1, Class A1
5.289%, due 12/26/50 (a)(d)	82,221	81,635
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	175,403	168,278
		35,206,554
Total Asset-Backed Securities (Cost $45,640,669)		45,184,577
Corporate Bonds 11.2%
Aerospace & Defense 0.2%
BAE Systems plc (a)
5.125%, due 3/26/29	590,000	592,041
5.25%, due 3/26/31	221,000	221,906
5.30%, due 3/26/34	862,000	866,321
TransDigm, Inc. (a)
6.375%, due 3/1/29	382,000	383,189
6.625%, due 3/1/32	1,722,000	1,739,721
		3,803,178
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
5.80%, due 3/8/29	1,254,000	1,258,990
6.125%, due 3/8/34	976,000	981,394
7.122%, due 11/7/33	715,000	769,276
7.20%, due 6/10/30	348,000	369,356
7.35%, due 3/6/30	354,000	377,420
		3,756,436
Banks 3.2%
Bank of America Corp. (e)
5.468%, due 1/23/35	1,162,000	1,169,574
5.872%, due 9/15/34	2,636,000	2,733,980
6.204%, due 11/10/28	1,776,000	1,837,193
Series X
6.25%, due 9/5/24 (f)	1,172,000	1,173,334
Bank of Montreal
3.088% (5 Year Treasury Constant Maturity Rate + 1.40%), due 1/10/37 (c)	1,270,000	1,037,553
Bank of New York Mellon Corp. (The) (e)
4.947%, due 4/26/27	806,000	802,321
6.474%, due 10/25/34	1,448,000	1,576,836
BNP Paribas SA (a)(e)
2.591%, due 1/20/28	728,000	674,095

	Principal Amount	Value
Corporate Bonds
Banks
BNP Paribas SA (a)(e)
5.176%, due 1/9/30	$ 997,000	$ 997,071
Citigroup, Inc. (e)
3.887%, due 1/10/28	2,060,000	1,986,397
5.827%, due 2/13/35	3,231,000	3,198,645
Series P
5.95%, due 5/15/25 (f)	584,000	583,123
Series M
6.30%, due 5/15/24 (f)	123,000	122,513
Fifth Third Bancorp
5.631%, due 1/29/32 (e)	373,000	373,382
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25	2,399,000	2,353,583
JPMorgan Chase & Co. (e)
Series FF
5.00%, due 8/1/24 (f)	441,000	439,559
5.012%, due 1/23/30	651,000	648,334
5.04%, due 1/23/28	820,000	817,172
5.299%, due 7/24/29	1,374,000	1,384,207
6.087%, due 10/23/29	1,391,000	1,446,100
6.254%, due 10/23/34	1,193,000	1,274,592
Mitsubishi UFJ Financial Group, Inc.
4.788% (1 Year Treasury Constant Maturity Rate + 1.70%), due 7/18/25 (c)	931,000	927,755
Morgan Stanley
1.593%, due 5/4/27 (e)	685,000	633,620
2.188%, due 4/28/26 (e)	1,231,000	1,187,609
2.943%, due 1/21/33 (e)	1,008,000	856,723
3.772%, due 1/24/29 (e)	134,000	127,551
4.35%, due 9/8/26	898,000	878,616
5.164%, due 4/20/29 (e)	1,265,000	1,263,979
5.424%, due 7/21/34 (e)	1,150,000	1,153,565
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	1,708,000	1,438,876
Nordea Bank Abp
5.375%, due 9/22/27 (a)	1,834,000	1,846,474
PNC Financial Services Group, Inc. (The) (e)
5.582%, due 6/12/29	1,009,000	1,021,290
6.875%, due 10/20/34	1,424,000	1,559,322
Sumitomo Mitsui Financial Group, Inc.
5.852%, due 7/13/30	472,000	489,755
Toronto-Dominion Bank (The)
5.523%, due 7/17/28	1,363,000	1,391,998
Truist Financial Corp. (e)
5.435%, due 1/24/30	590,000	589,312
5.711%, due 1/24/35	486,000	488,098
6.047%, due 6/8/27	779,000	789,514
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (c)	1,471,000	1,157,314

	Principal Amount	Value
Corporate Bonds
Banks
U.S. Bancorp
5.384%, due 1/23/30 (e)	$ 1,259,000	$ 1,264,561
5.678%, due 1/23/35 (e)	902,000	910,776
5.775%, due 6/12/29 (e)	1,244,000	1,265,710
UBS Group AG (a)(c)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30	1,146,000	1,147,699
5.699% (1 Year Treasury Constant Maturity Rate + 1.77%), due 2/8/35	967,000	971,894
Wells Fargo & Co. (e)
5.198%, due 1/23/30	1,781,000	1,777,246
5.499%, due 1/23/35	584,000	585,375
		52,354,196
Beverages 0.0% ‡
Diageo Capital plc
1.375%, due 9/29/25	461,000	436,222
Biotechnology 0.1%
Illumina, Inc.
5.80%, due 12/12/25	707,000	708,180
Royalty Pharma plc
3.55%, due 9/2/50	899,000	619,363
		1,327,543
Chemicals 0.3%
Celanese US Holdings LLC
6.33%, due 7/15/29	575,000	596,246
6.35%, due 11/15/28	581,000	601,892
6.55%, due 11/15/30	1,456,000	1,531,448
6.70%, due 11/15/33	1,419,000	1,512,975
		4,242,561
Commercial Services 0.1%
CoStar Group, Inc.
2.80%, due 7/15/30 (a)	711,000	606,103
Global Payments, Inc.
2.15%, due 1/15/27	651,000	600,734
4.80%, due 4/1/26	629,000	622,461
		1,829,298
Computers 0.2%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,461,758
Leidos, Inc.
2.30%, due 2/15/31	250,000	206,642
5.75%, due 3/15/33	832,000	852,931
		2,521,331

	Principal Amount	Value
Corporate Bonds
Cosmetics & Personal Care 0.0% ‡
Haleon US Capital LLC
3.375%, due 3/24/27	$ 753,000	$ 720,603
Distribution & Wholesale 0.2%
LKQ Corp.
5.75%, due 6/15/28	1,278,000	1,300,600
6.25%, due 6/15/33	1,199,000	1,248,447
		2,549,047
Diversified Financial Services 0.7%
AerCap Ireland Capital DAC
4.625%, due 10/15/27	610,000	594,686
Capital One Financial Corp. (e)
5.70%, due 2/1/30	329,000	331,809
6.312%, due 6/8/29	546,000	561,319
6.377%, due 6/8/34	1,152,000	1,196,368
7.624%, due 10/30/31	1,333,000	1,472,292
Charles Schwab Corp. (The)
6.136%, due 8/24/34 (e)	1,709,000	1,782,820
LPL Holdings, Inc.
6.75%, due 11/17/28	1,921,000	2,011,882
Macquarie Airfinance Holdings Ltd. (a)
6.40%, due 3/26/29	58,000	58,918
6.50%, due 3/26/31	71,000	72,266
Nasdaq, Inc.
5.35%, due 6/28/28	291,000	294,755
5.55%, due 2/15/34	1,947,000	1,979,842
5.95%, due 8/15/53	919,000	968,449
6.10%, due 6/28/63	390,000	415,854
		11,741,260
Electric 0.7%
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,325,000	1,345,209
Duke Energy Corp.
4.30%, due 3/15/28	920,000	898,807
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	820,223
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,127,534
Georgia Power Co.
4.65%, due 5/16/28	681,000	674,198
4.95%, due 5/17/33	1,077,000	1,061,894
5.25%, due 3/15/34	910,000	919,189
National Grid plc
5.602%, due 6/12/28	480,000	488,950
5.809%, due 6/12/33	1,006,000	1,027,717

	Principal Amount	Value
Corporate Bonds
Electric
Southern Co. (The)
5.70%, due 3/15/34 (g)	$ 973,000	$ 1,003,498
Xcel Energy, Inc.
5.45%, due 8/15/33	2,316,000	2,301,886
		11,669,105
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	728,000	735,485
6.625%, due 3/15/32	922,000	936,925
		1,672,410
Electronics 0.2%
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,227,007
4.90%, due 6/15/28	468,000	465,257
6.10%, due 3/15/33 (g)	1,656,000	1,730,001
		3,422,265
Food 0.6%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	871,000	880,244
JBS USA LUX SA
3.00%, due 5/15/32	795,000	648,371
3.625%, due 1/15/32	551,000	471,455
5.50%, due 1/15/30	1,130,000	1,113,632
Nestle Capital Corp. (a)
4.75%, due 3/12/31	1,940,000	1,933,981
4.875%, due 3/12/34	2,084,000	2,083,721
Pilgrim's Pride Corp.
6.25%, due 7/1/33	1,429,000	1,460,276
Sysco Corp.
5.75%, due 1/17/29	551,000	566,944
		9,158,624
Hand & Machine Tools 0.1%
Regal Rexnord Corp.
6.05%, due 4/15/28 (a)	1,026,000	1,040,121
Healthcare-Products 0.4%
Smith & Nephew plc
5.40%, due 3/20/34	920,000	915,457
Solventum Corp. (a)
5.45%, due 3/13/31	1,945,000	1,939,972
5.60%, due 3/23/34	2,564,000	2,572,385
6.00%, due 5/15/64	901,000	893,124
		6,320,938

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.8%
Centene Corp.
2.45%, due 7/15/28	$ 1,025,000	$ 908,881
3.00%, due 10/15/30 (g)	1,079,000	925,131
4.25%, due 12/15/27	3,132,000	2,986,297
HCA, Inc.
3.625%, due 3/15/32	663,000	586,912
5.20%, due 6/1/28	346,000	346,979
5.375%, due 9/1/26	220,000	219,949
5.45%, due 4/1/31	654,000	657,412
5.50%, due 6/1/33	1,130,000	1,134,067
5.60%, due 4/1/34	1,048,000	1,055,255
5.625%, due 9/1/28	310,000	313,852
5.875%, due 2/15/26	286,000	287,222
5.875%, due 2/1/29 (g)	459,000	469,299
Humana, Inc.
5.375%, due 4/15/31	1,294,000	1,294,697
5.75%, due 4/15/54	857,000	862,584
5.875%, due 3/1/33	334,000	344,668
5.95%, due 3/15/34	558,000	579,402
Universal Health Services, Inc.
2.65%, due 10/15/30	251,000	212,835
		13,185,442
Insurance 0.7%
Aon North America, Inc.
5.30%, due 3/1/31	1,411,000	1,421,543
5.45%, due 3/1/34 (g)	2,887,000	2,920,324
5.75%, due 3/1/54	1,360,000	1,394,278
Arthur J. Gallagher & Co.
5.45%, due 7/15/34	1,244,000	1,252,226
6.50%, due 2/15/34	648,000	696,840
Athene Global Funding (a)
2.646%, due 10/4/31	1,063,000	867,310
2.717%, due 1/7/29	1,235,000	1,088,198
Brown & Brown, Inc.
4.95%, due 3/17/52	1,071,000	945,480
		10,586,199
Investment Companies 0.2%
Blackstone Private Credit Fund (a)
6.25%, due 1/25/31	1,017,000	1,021,254
7.30%, due 11/27/28	947,000	987,343
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	154,633
7.75%, due 9/16/27	973,000	996,781
7.95%, due 6/13/28 (a)	558,000	578,910
		3,738,921

	Principal Amount	Value
Corporate Bonds
Media 0.3%
Charter Communications Operating LLC
6.65%, due 2/1/34	$ 4,263,000	$ 4,369,765
Oil & Gas 0.2%
EQT Corp.
5.70%, due 4/1/28	459,000	463,285
Occidental Petroleum Corp.
6.125%, due 1/1/31 (g)	835,000	864,734
6.625%, due 9/1/30	467,000	494,880
8.875%, due 7/15/30	663,000	770,194
Viper Energy, Inc.
7.375%, due 11/1/31 (a)	1,269,000	1,319,222
		3,912,315
Pharmaceuticals 0.0% ‡
AbbVie, Inc.
5.40%, due 3/15/54 (g)	556,000	572,288
Pipelines 0.4%
Cheniere Energy, Inc.
5.65%, due 4/15/34 (a)	1,344,000	1,353,597
Columbia Pipelines Operating Co. LLC (a)
5.927%, due 8/15/30	332,000	340,623
6.036%, due 11/15/33	799,000	827,800
6.497%, due 8/15/43	161,000	172,768
6.544%, due 11/15/53	833,000	902,492
DT Midstream, Inc.
4.375%, due 6/15/31 (a)(g)	967,000	875,738
Enbridge, Inc.
5.70%, due 3/8/33	709,000	726,125
6.20%, due 11/15/30	278,000	294,522
Energy Transfer LP
4.95%, due 6/15/28	116,000	115,068
5.55%, due 2/15/28	880,000	892,471
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	670,000	648,336
		7,149,540
Real Estate 0.2%
CBRE Services, Inc.
5.95%, due 8/15/34	3,197,000	3,281,018
Real Estate Investment Trusts 0.3%
Agree LP
2.00%, due 6/15/28	684,000	601,394
2.60%, due 6/15/33	513,000	402,822
2.90%, due 10/1/30	473,000	406,645

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
American Tower Corp.
5.20%, due 2/15/29	$ 713,000	$ 712,653
5.45%, due 2/15/34	1,141,000	1,142,860
GLP Capital LP
5.30%, due 1/15/29	86,000	84,562
5.375%, due 4/15/26	381,000	377,681
Sun Communities Operating LP
2.70%, due 7/15/31	1,283,000	1,056,547
		4,785,164
Semiconductors 0.4%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	660,513
Foundry JV Holdco LLC
5.875%, due 1/25/34 (a)	3,338,000	3,343,032
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	737,571
4.875%, due 6/22/28	883,000	871,330
5.75%, due 2/15/29	612,000	626,387
		6,238,833
Software 0.3%
Constellation Software, Inc. (a)
5.158%, due 2/16/29	391,000	390,584
5.461%, due 2/16/34 (g)	1,136,000	1,143,415
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,458,295
3.875%, due 2/15/31	1,122,000	1,000,698
4.00%, due 11/15/29	295,000	272,791
		4,265,783
Telecommunications 0.1%
AT&T, Inc.
3.65%, due 9/15/59	105,000	73,102
T-Mobile USA, Inc.
4.85%, due 1/15/29	934,000	927,082
5.15%, due 4/15/34	800,000	797,321
		1,797,505
Total Corporate Bonds (Cost $184,262,416)		182,447,911

	Principal Amount	Value
Foreign Government Bonds 0.1%
France 0.1%
Electricite de France SA (a)
5.70%, due 5/23/28	$ 557,000	$ 565,081
6.25%, due 5/23/33	873,000	914,408
		1,479,489
Total Foreign Government Bonds (Cost $1,432,380)		1,479,489
Mortgage-Backed Securities 5.7%
Agency (Collateralized Mortgage Obligations) 0.0% ‡
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	484,351	424,569
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	696,059	610,764
		1,035,333
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.7%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
6.505% (1 Month SOFR + 1.18%), due 9/15/34 (a)(c)	699,152	686,277
BAMLL Re-REMIC Trust (a)(b)
Series 2024-FRR2, Class D
1.259%, due 7/27/50	180,000	142,194
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	313,106
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	810,284
BPR Trust (a)
Series 2023-BRK2, Class A
6.899%, due 11/5/28 (b)	1,329,000	1,380,039
Series 2022-OANA, Class A
7.223% (1 Month SOFR + 1.898%), due 4/15/37 (c)	1,218,000	1,224,097
BX Commercial Mortgage Trust (a)(c)
Series 2021-VINO, Class A
6.092% (1 Month SOFR + 0.767%), due 5/15/38	845,772	839,429
Series 2020-VKNG, Class A
6.369% (1 Month SOFR + 1.044%), due 10/15/37	179,493	179,212
Series 2021-VOLT, Class B
6.39% (1 Month SOFR + 1.064%), due 9/15/36	937,000	926,459
Series 2021-VOLT, Class D
7.09% (1 Month SOFR + 1.764%), due 9/15/36	984,000	969,592
Series 2023-VLT2, Class A
7.606% (1 Month SOFR + 2.281%), due 6/15/40	328,000	329,332
Series 2023-VLT2, Class B
8.454% (1 Month SOFR + 3.129%), due 6/15/40	729,000	731,278

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	$ 284,000	$ 253,592
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	500,453
Series 2022-FOX2, Class A2
6.075% (1 Month SOFR + 0.749%), due 4/15/39 (c)	991,703	978,068
Series 2021-LBA, Class AJV
6.24% (1 Month SOFR + 0.914%), due 2/15/36 (c)	1,118,000	1,113,109
Series 2021-LBA, Class AV
6.24% (1 Month SOFR + 0.914%), due 2/15/36 (c)	887,289	883,407
Series 2019-MMP, Class C
6.819% (1 Month SOFR + 1.494%), due 8/15/36 (c)	292,536	279,528
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	367,804
CENT Trust
Series 2023-CITY, Class A
7.945% (1 Month SOFR + 2.62%), due 9/15/38 (a)(c)	1,337,000	1,350,356
Cold Storage Trust (a)(c)
Series 2020-ICE5, Class A
6.332% (1 Month SOFR + 1.014%), due 11/15/37	1,480,384	1,477,145
Series 2020-ICE5, Class B
6.732% (1 Month SOFR + 1.414%), due 11/15/37	657,621	656,388
Series 2020-ICE5, Class C
7.082% (1 Month SOFR + 1.764%), due 11/15/37	660,570	659,331
Credit Suisse Mortgage Capital Certificates (a)(c)
Series 2019-ICE4, Class A
6.353% (1 Month SOFR + 1.027%), due 5/15/36	1,555,131	1,555,134
Series 2019-ICE4, Class C
6.803% (1 Month SOFR + 1.477%), due 5/15/36	332,174	331,862
CSMC Trust
Series 2021-WEHO, Class A
9.409% (1 Month SOFR + 4.084%), due 4/15/26 (a)(c)	660,526	651,011
DC Commercial Mortgage Trust
Series 2023-DC, Class A
6.314%, due 9/12/40 (a)	1,114,000	1,138,773
Extended Stay America Trust
Series 2021-ESH, Class A
6.519% (1 Month SOFR + 1.194%), due 7/15/38 (a)(c)	493,698	493,543
FREMF Mortgage Trust (a)
REMIC, Series 2017-K729, Class D
(zero coupon), due 11/25/49	690,821	643,182
REMIC, Series 2017-K729, Class X2A
0.10%, due 11/25/49 (h)	5,409,979	1,362
REMIC, Series 2017-K729, Class X2B
0.10%, due 11/25/49 (h)	1,738,328	1,022

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Great Wolf Trust (a)(c)
Series 2019-WOLF, Class A
6.673% (1 Month SOFR + 1.348%), due 12/15/36	$ 204,455	$ 204,392
Series 2019-WOLF, Class B
6.973% (1 Month SOFR + 1.648%), due 12/15/36	232,597	232,234
Series 2019-WOLF, Class C
7.272% (1 Month SOFR + 1.947%), due 12/15/36	258,697	258,212
Hudsons Bay Simon JV Trust (a)
Series 2015-HB7, Class A7
3.914%, due 8/5/34	337,605	327,973
Series 2015-HB10, Class A10
4.155%, due 8/5/34	521,485	487,877
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2020-ACE, Class A
3.287%, due 1/10/37	1,235,000	1,203,381
Series 2020-ACE, Class B
3.64%, due 1/10/37	840,000	810,519
Life Mortgage Trust (a)(c)
Series 2021-BMR, Class A
6.139% (1 Month SOFR + 0.814%), due 3/15/38	2,072,101	2,049,002
Series 2021-BMR, Class C
6.539% (1 Month SOFR + 1.214%), due 3/15/38	908,264	896,060
Series 2022-BMR2, Class A1
6.621% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,220,229
Series 2022-BMR2, Class B
7.119% (1 Month SOFR + 1.794%), due 5/15/39	357,000	352,537
Med Trust (a)(c)
Series 2021-MDLN, Class A
6.389% (1 Month SOFR + 1.064%), due 11/15/38	289,610	288,886
Series 2021-MDLN, Class E
8.589% (1 Month SOFR + 3.264%), due 11/15/38	1,255,972	1,250,477
MHC Commercial Mortgage Trust (a)(c)
Series 2021-MHC, Class A
6.24% (1 Month SOFR + 0.915%), due 4/15/38	1,394,837	1,388,299
Series 2021-MHC, Class C
6.79% (1 Month SOFR + 1.465%), due 4/15/38	787,631	781,970
NCMF Trust
Series 2022-MFP, Class A
7.067% (1 Month SOFR + 1.742%), due 3/15/39 (a)(c)	639,000	635,451
NRTH Mortgage Trust
Series 2024-PARK, Class A
6.941% (1 Month SOFR + 1.641%), due 3/15/41 (a)(c)	2,293,000	2,295,871
OPEN Trust
Series 2023-AIR, Class C
10.561% (1 Month SOFR + 5.236%), due 10/15/28 (a)(c)	317,428	319,015
SMRT
Series 2022-MINI, Class A
6.326% (1 Month SOFR + 1.00%), due 1/15/39 (a)(c)	1,975,000	1,962,656

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SREIT Trust
Series 2021-MFP, Class A
6.171% (1 Month SOFR + 0.845%), due 11/15/38 (a)(c)	$ 130,133	$ 129,194
Trust (The)
Series 2023-MIC, Class A
8.437%, due 12/5/38 (a)(i)	933,823	1,002,058
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.58%, due 12/10/33 (a)(i)	1,489,099	1,556,167
VASA Trust
Series 2021-VASA, Class A
6.34% (1 Month SOFR + 1.014%), due 7/15/39 (a)(c)	525,000	479,347
VMC Finance LLC
Series 2021-HT1, Class A
7.091% (1 Month SOFR + 1.764%), due 1/18/37 (a)(c)	358,098	353,805
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
6.134%, due 3/15/40 (a)(i)	1,078,000	1,083,812
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
6.59% (1 Month SOFR + 1.264%), due 2/15/40 (a)(c)	219,896	218,252
		43,654,045
Whole Loan (Collateralized Mortgage Obligations) 3.0%
A&D Mortgage Trust (a)(d)
Series 2023-NQM2, Class A1
6.132%, due 5/25/68	918,158	912,847
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	444,343	451,744
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (b)	157,153	145,321
Series 2019-5, Class A1
2.593%, due 10/25/49 (b)	63,248	61,010
Series 2019-6, Class A1
2.62%, due 11/25/59 (b)	58,690	56,807
Series 2024-3, Class A1
4.80%, due 11/26/68 (d)	295,897	285,964
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (b)	1,706,147	1,424,566
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (c)	844,848	780,924
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
6.52% (SOFR 30A + 1.20%), due 2/25/50 (a)(c)	853,033	834,132

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
COLT Mortgage Loan Trust
Series 2020-3, Class A1
1.506%, due 4/27/65 (a)(b)	$ 46,341	$ 43,788
Connecticut Avenue Securities Trust (a)(c)
Series 2024-R01, Class 1M1
6.37% (SOFR 30A + 1.05%), due 1/25/44	692,435	692,557
Series 2023-R08, Class 1M1
6.82% (SOFR 30A + 1.50%), due 10/25/43	724,487	727,628
Series 2021-R03, Class 1M2
6.97% (SOFR 30A + 1.65%), due 12/25/41	612,000	614,636
Series 2023-R06, Class 1M1
7.02% (SOFR 30A + 1.70%), due 7/25/43	762,506	769,225
Series 2022-R05, Class 2M1
7.22% (SOFR 30A + 1.90%), due 4/25/42	503,650	506,784
Series 2023-R07, Class 2M1
7.271% (SOFR 30A + 1.95%), due 9/25/43	353,760	357,075
Series 2022-R03, Class 1M1
7.42% (SOFR 30A + 2.10%), due 3/25/42	494,255	501,344
Series 2023-R04, Class 1M1
7.621% (SOFR 30A + 2.30%), due 5/25/43	836,894	854,126
Series 2023-R03, Class 2M1
7.82% (SOFR 30A + 2.50%), due 4/25/43	657,933	670,926
Series 2022-R09, Class 2M1
7.821% (SOFR 30A + 2.50%), due 9/25/42	962,932	978,778
Series 2022-R02, Class 2M2
8.32% (SOFR 30A + 3.00%), due 1/25/42	706,000	725,439
Series 2022-R05, Class 2M2
8.32% (SOFR 30A + 3.00%), due 4/25/42	521,000	537,240
CRSO Trust
Series 2023-BRND
7.121%, due 7/10/28 (a)	1,975,000	2,069,435
FHLMC STACR REMIC Trust (a)(c)
Series 2021-DNA7, Class M1
6.17% (SOFR 30A + 0.85%), due 11/25/41	492,482	492,015
Series 2021-HQA4, Class M1
6.27% (SOFR 30A + 0.95%), due 12/25/41	1,076,591	1,071,286
Series 2022-DNA2, Class M1A
6.62% (SOFR 30A + 1.30%), due 2/25/42	197,780	198,244
Series 2021-DNA6, Class M2
6.82% (SOFR 30A + 1.50%), due 10/25/41	316,549	317,003
Series 2021-DNA1, Class M2
7.12% (SOFR 30A + 1.80%), due 1/25/51	258,705	260,719
Series 2023-HQA3, Class M1
7.17% (SOFR 30A + 1.85%), due 11/25/43	635,239	641,607
Series 2022-DNA3, Class M1A
7.32% (SOFR 30A + 2.00%), due 4/25/42	200,618	203,212
Series 2023-HQA2, Class M1A
7.32% (SOFR 30A + 2.00%), due 6/25/43	91,769	92,434

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(c)
Series 2022-HQA1, Class M1A
7.42% (SOFR 30A + 2.10%), due 3/25/42	$ 1,216,112	$ 1,228,029
Series 2023-DNA2, Class M1A
7.42% (SOFR 30A + 2.10%), due 4/25/43	364,595	371,256
Series 2021-HQA1, Class M2
7.57% (SOFR 30A + 2.25%), due 8/25/33	2,598,309	2,656,901
Series 2021-DNA2, Class M2
7.62% (SOFR 30A + 2.30%), due 8/25/33	1,588,552	1,619,958
Series 2022-HQA3, Class M1A
7.62% (SOFR 30A + 2.30%), due 8/25/42	322,686	329,558
Series 2021-HQA4, Class M2
7.67% (SOFR 30A + 2.35%), due 12/25/41	424,405	426,786
FIGRE Trust
Series 2024-HE1, Class A
6.165%, due 3/25/54 (a)(b)	799,000	799,336
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(b)	1,264,181	1,058,702
FNMA
Series 2021-R02, Class 2M2
7.32% (SOFR 30A + 2.00%), due 11/25/41 (a)(c)	1,891,000	1,901,740
GCAT Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	2,266,494	1,896,683
Series 2023-INV1, Class A1
6.00%, due 8/25/53	1,394,402	1,394,347
Series 2024-INV1, Class 2A2
6.50%, due 1/25/54	1,638,669	1,652,632
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1
5.941%, due 2/25/68 (a)(d)	679,319	673,046
Mello Mortgage Capital Acceptance (a)
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (b)	394,276	315,883
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (b)	768,407	641,590
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (c)	619,172	573,382
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (c)	760,399	703,478
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1
4.50%, due 2/25/58 (a)(b)	117,396	113,421
OBX Trust (a)(b)
Series 2021-INV3, Class A3
2.50%, due 10/25/51	374,216	299,811

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
OBX Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	$ 1,711,385	$ 1,428,940
Series 2022-INV1, Class A18
3.00%, due 12/25/51	725,860	598,806
Oceanview Mortgage Trust
Series 2022-1, Class A1
3.00%, due 12/25/51 (a)(b)	910,436	760,179
PRPM LLC (a)(d)
Series 2024-RCF2, Class A1
(zero coupon), due 3/25/54	415,000	394,989
Series 2020-4, Class A1
5.61%, due 10/25/25	484,078	482,985
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (c)	547,755	504,955
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (b)	3,083,000	3,099,500
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (b)	749,846	751,543
Series 2023-CES2, Class A1A
6.808%, due 9/25/43 (b)	1,169,778	1,183,644
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2024-CES1, Class A1
6.306%, due 3/25/54	712,280	712,264
Series 2023-SEQ3, Class A1
7.162%, due 6/1/53	376,188	378,812
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(b)	304,078	290,969
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	156,650	132,489
Series 2020-2, Class A19
3.50%, due 3/25/50 (b)	56,036	48,711
Towd Point Mortgage Trust
Series 2023-CES1, Class A1A
6.75%, due 7/25/63 (a)(b)	193,356	194,816
UWM Mortgage Trust (a)
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (b)	299,889	240,263
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (c)	733,732	679,358
		48,818,578
Total Mortgage-Backed Securities (Cost $95,284,159)		93,507,956

	Principal Amount	Value
U.S. Government & Federal Agencies 15.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.6%
FHLMC Gold Pools, 30 Year
4.00%, due 8/1/48	$ 140,398	$ 132,660
4.00%, due 9/1/48	90,279	84,856
FHLMC Gold Pools, Other
4.50%, due 5/1/44	284,902	276,941
4.50%, due 3/1/50	435,650	407,841
UMBS Pool, 15 Year
2.50%, due 12/1/33	658,338	615,149
2.50%, due 11/1/34	116,603	107,205
2.50%, due 11/1/34	178,300	163,755
2.50%, due 6/1/37	1,550,932	1,417,149
3.00%, due 5/1/31	538,888	512,904
3.00%, due 9/1/32	134,963	127,434
3.00%, due 10/1/32	47,097	44,466
3.00%, due 1/1/33	75,305	70,999
3.00%, due 10/1/34	80,587	75,475
3.00%, due 10/1/34	169,633	159,057
UMBS Pool, 30 Year
2.50%, due 8/1/50	60,120	50,918
2.50%, due 8/1/50	23,148	19,640
2.50%, due 9/1/50	111,425	94,539
2.50%, due 6/1/51	1,118,924	943,763
2.50%, due 9/1/51	2,145,261	1,798,199
2.50%, due 10/1/51	2,617,110	2,180,428
2.50%, due 11/1/51	834,796	703,013
2.50%, due 1/1/52	143,142	120,955
2.50%, due 1/1/52	229,584	193,802
2.50%, due 2/1/52	346,960	291,940
2.50%, due 3/1/52	53,804	45,241
2.50%, due 3/1/52	1,834,590	1,528,739
2.50%, due 5/1/52	766,643	639,078
3.00%, due 8/1/49	45,434	39,647
3.00%, due 12/1/49	48,875	42,720
3.00%, due 12/1/49	107,670	93,977
3.00%, due 2/1/52	194,641	170,558
3.00%, due 2/1/52	128,938	113,249
3.00%, due 3/1/52	195,632	171,621
3.00%, due 6/1/52	74,201	65,069
3.50%, due 7/1/46	78,414	72,294
3.50%, due 12/1/47	630,935	576,986
3.50%, due 2/1/48	150,953	137,962
3.50%, due 3/1/50	2,993	2,717
3.50%, due 4/1/52	55,635	50,707
3.50%, due 4/1/52	58,839	53,627
3.50%, due 4/1/52	203,116	185,001
3.50%, due 4/1/52	197,932	180,278
3.50%, due 4/1/52	184,674	168,390
3.50%, due 6/1/52	392,238	357,548

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
4.00%, due 3/1/47	$ 24,103	$ 22,828
4.00%, due 3/1/48	99,402	95,024
4.00%, due 4/1/48	1,751	1,645
4.00%, due 4/1/48	156,479	149,282
4.00%, due 4/1/48	16,423	15,496
4.00%, due 5/1/48	323,247	305,215
4.00%, due 11/1/48	29,344	27,610
4.00%, due 12/1/48	364,303	340,495
4.00%, due 7/1/49	259,943	243,111
4.00%, due 3/1/50	359,089	337,879
4.00%, due 6/1/50	583,263	549,629
4.00%, due 10/1/50	91,976	85,828
4.00%, due 11/1/50	629,563	588,161
4.50%, due 3/1/48	101,293	97,653
4.50%, due 12/1/48	144,311	141,657
4.50%, due 6/1/49	24,837	24,127
4.50%, due 7/1/49	202,202	195,295
4.50%, due 7/1/49	31,635	30,508
4.50%, due 8/1/49	186,114	179,680
4.50%, due 1/1/50	34,650	33,381
4.50%, due 1/1/50	126,015	121,744
4.50%, due 9/1/50	1,026,621	990,931
4.50%, due 10/1/50	552,052	531,279
4.50%, due 3/1/52	17,620	16,781
4.50%, due 8/1/52	1,573,575	1,499,788
5.00%, due 9/1/48	8,289	8,225
5.00%, due 8/1/52	821,181	816,021
5.00%, due 10/1/52	22,171	21,737
5.00%, due 10/1/52	719,971	706,751
5.00%, due 10/1/52	1,106,142	1,085,831
5.00%, due 1/1/53	35,745	35,002
5.00%, due 1/1/53	41,188	40,406
5.00%, due 3/1/53	304,752	297,613
5.00%, due 3/1/53	56,546	55,224
5.00%, due 3/1/53	151,080	147,938
5.00%, due 3/1/53	146,181	143,141
5.00%, due 4/1/53	180,848	177,524
5.00%, due 5/1/53	888,063	869,069
5.00%, due 5/1/53	371,042	363,102
5.00%, due 5/1/53	209,388	204,908
5.00%, due 5/1/53	40,301	39,501
5.00%, due 6/1/53	60,913	59,610
5.00%, due 6/1/53	53,550	52,248
5.00%, due 6/1/53	144,009	140,508
5.00%, due 6/1/53	138,263	135,008
5.00%, due 6/1/53	112,736	109,994
5.00%, due 6/1/53	141,478	138,067

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
5.00%, due 6/1/53	$ 85,427	$ 83,416
5.00%, due 6/1/53	79,754	77,873
5.00%, due 7/1/53	173,072	169,025
5.00%, due 7/1/53	268,516	267,507
5.00%, due 7/1/53	204,488	203,129
5.00%, due 7/1/53 (j)	542,776	530,867
5.00%, due 8/1/53	3,244,216	3,228,246
5.00%, due 9/1/53	60,885	60,084
5.50%, due 9/1/52	469,149	478,101
5.50%, due 10/1/52	25,724	25,830
5.50%, due 5/1/53	369,543	376,600
5.50%, due 5/1/53	31,800	31,807
5.50%, due 6/1/53	72,879	72,896
5.50%, due 6/1/53	112,255	111,845
5.50%, due 6/1/53	87,028	86,670
5.50%, due 6/1/53	136,358	135,955
5.50%, due 6/1/53	107,786	107,393
5.50%, due 7/1/53	266,632	265,597
5.50%, due 7/1/53	396,351	396,981
5.50%, due 7/1/53	254,860	255,265
5.50%, due 9/1/53 (j)	415,776	423,263
5.50%, due 4/1/54 (j)	281,859	286,624
6.00%, due 4/1/40	295,916	306,847
6.00%, due 1/1/53	854,760	865,206
6.00%, due 1/1/53	276,923	280,593
6.00%, due 9/1/53	3,214,556	3,290,013
6.00%, due 10/1/53	1,807,516	1,831,963
6.50%, due 11/1/53	1,121,396	1,162,608
		42,973,156
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.5%
FNMA, Other
2.50%, due 3/1/62	3,762,995	3,010,569
3.00%, due 2/1/43	12,198	10,830
3.00%, due 5/1/43	65,614	58,253
3.00%, due 2/1/57	748,246	640,695
3.00%, due 6/1/57	11,754	10,066
3.50%, due 8/1/56	908,094	805,948
4.50%, due 6/1/45	104,909	101,865
4.50%, due 7/1/50	902,304	844,712
5.00%, due 7/1/44	171,200	170,412
UMBS, 15 Year
2.50%, due 11/1/34	169,127	155,327
2.50%, due 12/1/36	1,375,327	1,258,466
3.00%, due 10/1/34	67,173	62,873
3.00%, due 11/1/34	16,639	15,602
3.00%, due 12/1/34	15,995	14,981

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.50%, due 8/1/50	$ 119,888	$ 101,360
2.50%, due 8/1/50	3,678,716	3,106,134
2.50%, due 1/1/52	754,843	635,228
2.50%, due 2/1/52	3,666,422	3,085,010
2.50%, due 2/1/52	3,422,578	2,853,893
2.50%, due 2/1/52	1,874,113	1,561,705
2.50%, due 3/1/52	562,960	474,233
2.50%, due 3/1/52	1,506,733	1,266,911
2.50%, due 3/1/52	44,531	37,629
2.50%, due 3/1/52	113,401	95,352
2.50%, due 3/1/52	104,061	87,560
2.50%, due 3/1/52	1,492,448	1,255,072
2.50%, due 3/1/52	131,681	110,722
2.50%, due 3/1/52	1,435,466	1,196,328
2.50%, due 5/1/52	3,735,093	3,132,278
3.00%, due 1/1/43	41,009	36,613
3.00%, due 3/1/47	388,756	342,557
3.00%, due 8/1/49	147,784	128,951
3.00%, due 9/1/49	701,692	611,833
3.00%, due 9/1/49	33,317	29,598
3.00%, due 7/1/50	1,138,403	989,908
3.00%, due 9/1/50	133,029	115,553
3.00%, due 3/1/52	710,102	618,916
3.00%, due 4/1/52	605,092	530,502
3.00%, due 4/1/52	517,486	453,198
3.00%, due 4/1/52	1,276,543	1,114,714
3.00%, due 6/1/52 (j)	785,026	677,502
3.00%, due 7/1/52	876,445	754,977
3.50%, due 8/1/47	63,890	58,798
3.50%, due 12/1/47	18,950	17,441
3.50%, due 12/1/47	30,107	27,670
3.50%, due 1/1/48	167,435	154,221
3.50%, due 3/1/48	29,858	27,478
3.50%, due 5/1/49	581,742	527,013
3.50%, due 2/1/51	759,528	690,233
3.50%, due 1/1/52	171,796	156,673
3.50%, due 2/1/52	452,528	412,508
3.50%, due 3/1/52	2,735,518	2,491,555
3.50%, due 3/1/52	307,157	279,952
3.50%, due 4/1/52	94,607	86,265
3.50%, due 4/1/52	279,303	254,527
3.50%, due 4/1/52	516,725	470,638
3.50%, due 4/1/52	85,330	77,482
3.50%, due 4/1/52	168,414	153,393
3.50%, due 4/1/52	387,463	352,957
3.50%, due 5/1/52	279,166	254,268
3.50%, due 6/1/52	1,657,463	1,509,636

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 6/1/52	$ 942,318	$ 858,729
3.50%, due 7/1/52	240,648	219,186
3.50%, due 7/1/52	87,314	79,615
3.50%, due 8/1/52	161,363	146,973
4.00%, due 5/1/45	40,519	38,147
4.00%, due 10/1/47	229,937	216,299
4.00%, due 11/1/47	319,475	302,881
4.00%, due 1/1/48	375,003	358,490
4.00%, due 1/1/48	658,093	627,841
4.00%, due 1/1/48	129,615	122,416
4.00%, due 3/1/48	112,121	107,183
4.00%, due 7/1/48	278,851	263,073
4.00%, due 8/1/48	85,396	80,458
4.00%, due 9/1/48	207,036	195,269
4.00%, due 10/1/48	104,877	98,488
4.00%, due 11/1/48	327,300	306,146
4.00%, due 12/1/48	51,123	48,041
4.00%, due 2/1/49	96,803	90,445
4.00%, due 6/1/49	42,482	39,751
4.00%, due 9/1/49	197,734	185,060
4.00%, due 11/1/49	700,010	657,423
4.00%, due 11/1/49	61,218	57,433
4.00%, due 3/1/50	211,595	198,743
4.00%, due 3/1/50	550,051	514,417
4.00%, due 3/1/50	1,022,150	961,882
4.00%, due 4/1/50	137,475	128,414
4.00%, due 8/1/50	116,747	109,128
4.00%, due 9/1/50	1,155,648	1,073,681
4.00%, due 10/1/50	1,115,854	1,047,868
4.00%, due 1/1/51	725,737	678,444
4.00%, due 3/1/51	2,866,484	2,685,063
4.00%, due 3/1/51	27,842	26,205
4.00%, due 3/1/51	55,182	51,491
4.00%, due 8/1/51	505,044	473,441
4.00%, due 10/1/51	400,835	374,967
4.00%, due 10/1/51	2,923,846	2,732,603
4.00%, due 4/1/52	431,306	404,754
4.50%, due 11/1/42	49,413	48,460
4.50%, due 10/1/44	150,246	147,309
4.50%, due 3/1/45	237,501	232,861
4.50%, due 2/1/46	248,990	244,189
4.50%, due 3/1/48	128,727	124,703
4.50%, due 6/1/48	245,260	236,924
4.50%, due 8/1/48	61,640	59,479
4.50%, due 6/1/49	20,561	19,846
4.50%, due 8/1/49	30,818	29,733
4.50%, due 1/1/50	547,685	530,678

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.50%, due 1/1/50	$ 40,588	$ 39,036
4.50%, due 10/1/50	671,901	649,256
4.50%, due 12/1/50	941,279	907,693
4.50%, due 4/1/52	20,976	19,974
4.50%, due 4/1/52	41,033	39,081
4.50%, due 4/1/52	71,576	68,171
4.50%, due 4/1/52	84,580	80,974
4.50%, due 4/1/52	32,573	31,023
4.50%, due 4/1/52	37,268	35,495
4.50%, due 5/1/52	113,579	108,175
4.50%, due 7/1/52	460,938	439,133
4.50%, due 7/1/53	439,483	426,620
4.50%, due 8/1/53	366,562	355,369
5.00%, due 5/1/48	96,782	95,963
5.00%, due 9/1/52	787,625	769,157
5.00%, due 10/1/52	160,912	157,958
5.00%, due 10/1/52	365,834	359,120
5.00%, due 11/1/52	898,180	881,694
5.00%, due 1/1/53	220,548	216,500
5.00%, due 1/1/53	71,477	70,036
5.00%, due 2/1/53	90,740	89,072
5.00%, due 3/1/53	192,654	188,148
5.00%, due 3/1/53	52,222	51,137
5.00%, due 4/1/53	50,171	48,998
5.00%, due 4/1/53	58,851	57,470
5.00%, due 4/1/53	243,761	238,044
5.00%, due 4/1/53	101,024	98,924
5.00%, due 5/1/53	51,465	50,395
5.00%, due 6/1/53	73,231	71,665
5.00%, due 6/1/53	62,725	61,420
5.00%, due 6/1/53	200,292	199,787
5.00%, due 7/1/53	698,696	696,936
5.00%, due 7/1/53	169,113	168,757
5.00%, due 8/1/53	63,108	61,898
5.00%, due 8/1/53	956,642	951,465
5.00%, due 9/1/53	223,802	222,521
5.00%, due 12/1/53	88,602	88,040
5.00%, due 3/1/54 (j)	1,031,804	1,009,173
5.50%, due 9/1/52	2,066,236	2,062,197
5.50%, due 11/1/52	781,772	785,800
5.50%, due 3/1/53	16,041	16,067
5.50%, due 4/1/53	7,670	7,682
5.50%, due 5/1/53	7,393	7,404
5.50%, due 5/1/53	14,192	14,215
5.50%, due 6/1/53	30,715	30,874
5.50%, due 6/1/53	1,940,892	1,950,902
5.50%, due 7/1/53	88,117	88,257

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.50%, due 7/1/53	$ 53,009	$ 53,283
5.50%, due 7/1/53	3,088,469	3,079,340
5.50%, due 9/1/53	3,307,266	3,324,326
5.50%, due 11/1/53 (j)	576,088	585,362
5.50%, due 3/1/54 (j)	1,052,696	1,070,492
6.00%, due 2/1/37	18,209	18,881
6.00%, due 1/1/53	564,682	572,204
6.00%, due 9/1/53	1,445,444	1,464,742
6.00%, due 1/1/54	622,554	630,851
UMBS, Single Family, 30 Year TBA (k)
5.00%, due 4/25/54	1,963,546	1,915,760
5.50%, due 4/25/54	2,791,630	2,777,773
		89,362,864
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.7%
GNMA I, 30 Year
4.00%, due 1/15/45	350,988	336,036
4.50%, due 8/15/46	390,076	381,098
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	263,931	249,192
4.00%, due 8/15/47	32,642	30,989
4.00%, due 11/15/47	20,365	19,411
4.00%, due 12/15/47	63,526	59,944
GNMA II, 30 Year
2.50%, due 1/20/52 (j)	3,027,685	2,542,376
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,441,441	2,082,505
2.50%, due 4/15/54 TBA (k)	6,336,314	5,396,110
3.00%, due 11/20/46	1,933,432	1,728,299
3.00%, due 4/20/51	1,877,135	1,660,153
3.00%, due 7/20/51	1,260,803	1,111,704
3.00%, due 8/20/51	2,877,426	2,537,142
3.50%, due 5/20/49	2,579,193	2,372,047
4.00%, due 8/20/47	13,618	12,776
4.00%, due 8/20/47	44,691	41,938
4.00%, due 8/20/47	13,238	12,430
4.00%, due 6/20/48	172,616	162,800
4.00%, due 4/15/54 TBA (k)	3,120,650	2,919,958
4.50%, due 2/20/48	35,676	34,780
4.50%, due 5/20/48	29,490	28,383
4.50%, due 5/20/48	76,854	74,020
4.50%, due 4/15/54 TBA (k)	1,844,638	1,772,381
5.00%, due 8/20/48	200,842	199,953
5.00%, due 4/15/54 TBA (k)	1,144,836	1,125,095
		26,891,520

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 4.9%
U.S. Treasury Bonds
4.125%, due 8/15/53	$ 29,422,800	$ 28,278,069
4.50%, due 2/15/44 (g)	18,883,000	18,986,266
4.75%, due 11/15/43	18,199,000	18,878,619
4.75%, due 11/15/53	13,059,700	13,941,230
		80,084,184
United States Treasury Notes 1.1%
U.S. Treasury Notes
4.00%, due 2/15/34	6,858,600	6,745,004
4.25%, due 2/28/29 (g)	11,886,600	11,902,387
		18,647,391
Total U.S. Government & Federal Agencies (Cost $260,510,099)		257,959,115
Total Long-Term Bonds (Cost $587,129,723)		580,579,048

	Shares

Common Stocks 63.1%
Aerospace & Defense 0.7%
General Dynamics Corp.	38,156	10,778,689
Banks 1.4%
JPMorgan Chase & Co.	114,581	22,950,574
Beverages 1.2%
Constellation Brands, Inc., Class A	32,275	8,771,054
Monster Beverage Corp. (l)	192,900	11,435,112
		20,206,166
Biotechnology 1.4%
AbbVie, Inc.	71,592	13,036,903
Amgen, Inc.	13,407	3,811,878
Vertex Pharmaceuticals, Inc. (l)	14,656	6,126,355
		22,975,136
Broadline Retail 2.3%
Amazon.com, Inc. (l)	209,522	37,793,578
Building Products 0.5%
Trane Technologies plc	29,828	8,954,366
Capital Markets 1.9%
Charles Schwab Corp. (The)	99,259	7,180,396
CME Group, Inc.	48,381	10,415,945

	Shares	Value
Common Stocks
Capital Markets
Morgan Stanley	149,635	$ 14,089,632
		31,685,973
Chemicals 0.5%
Corteva, Inc.	145,393	8,384,814
Communications Equipment 0.2%
Motorola Solutions, Inc.	9,479	3,364,855
Consumer Finance 1.5%
American Express Co.	107,922	24,572,760
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	17,578	12,878,170
Sysco Corp.	124,722	10,124,932
		23,003,102
Electrical Equipment 0.4%
Rockwell Automation, Inc.	22,190	6,464,613
Energy Equipment & Services 0.4%
Schlumberger NV	111,489	6,110,712
Entertainment 0.7%
Netflix, Inc. (l)	10,782	6,548,232
Walt Disney Co. (The)	43,073	5,270,412
		11,818,644
Financial Services 2.4%
Mastercard, Inc., Class A	81,431	39,214,727
Food Products 0.4%
Hershey Co. (The)	33,233	6,463,819
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	135,842	15,439,802
Edwards Lifesciences Corp. (l)	70,366	6,724,175
Stryker Corp.	27,383	9,799,554
		31,963,531
Health Care Providers & Services 2.1%
HCA Healthcare, Inc.	18,319	6,109,936
UnitedHealth Group, Inc.	57,015	28,205,321
		34,315,257

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 4.2%
Booking Holdings, Inc.	3,905	$ 14,166,871
Chipotle Mexican Grill, Inc. (l)	2,657	7,723,288
Hilton Worldwide Holdings, Inc.	89,643	19,121,748
McDonald's Corp.	64,251	18,115,570
Starbucks Corp.	110,648	10,112,121
		69,239,598
Household Products 0.8%
Procter & Gamble Co. (The)	77,405	12,558,961
Industrial Conglomerates 0.9%
Honeywell International, Inc.	68,682	14,096,981
Insurance 2.0%
Marsh & McLennan Cos., Inc.	37,077	7,637,120
Progressive Corp. (The)	120,435	24,908,367
		32,545,487
Interactive Media & Services 4.9%
Alphabet, Inc., Class C (l)	292,418	44,523,565
Meta Platforms, Inc., Class A	73,433	35,657,596
		80,181,161
IT Services 1.4%
Accenture plc, Class A	64,550	22,373,676
Life Sciences Tools & Services 1.1%
Danaher Corp.	19,304	4,820,595
Thermo Fisher Scientific, Inc.	22,478	13,064,438
		17,885,033
Machinery 1.0%
Deere & Co.	39,680	16,298,163
Media 0.6%
Comcast Corp., Class A	233,809	10,135,620
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp.	62,363	9,837,139
ConocoPhillips	111,006	14,128,844
		23,965,983
Pharmaceuticals 2.4%
Eli Lilly & Co.	24,954	19,413,214
Merck & Co., Inc.	102,969	13,586,760
Zoetis, Inc.	38,516	6,517,292
		39,517,266

	Shares	Value
Common Stocks
Professional Services 0.7%
Automatic Data Processing, Inc.	42,872	$ 10,706,853
Semiconductors & Semiconductor Equipment 7.2%
KLA Corp.	18,084	12,632,940
Lam Research Corp.	27,133	26,361,609
NVIDIA Corp.	74,219	67,061,319
Texas Instruments, Inc.	66,813	11,639,493
		117,695,361
Software 7.9%
Adobe, Inc. (l)	19,376	9,777,130
Cadence Design Systems, Inc. (l)	15,261	4,750,444
Intuit, Inc.	14,729	9,573,850
Microsoft Corp.	225,677	94,946,827
Oracle Corp.	78,324	9,838,278
		128,886,529
Specialty Retail 1.6%
Home Depot, Inc. (The)	36,157	13,869,825
TJX Cos., Inc. (The)	119,123	12,081,455
		25,951,280
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	249,580	42,797,978
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B	154,292	14,500,362
Total Common Stocks (Cost $589,784,651)		1,030,357,608
Short-Term Investments 2.7%
Affiliated Investment Company 2.6%
MainStay U.S. Government Liquidity Fund, 5.25% (m)	43,068,534	43,068,534
Unaffiliated Investment Companies 0.1%
Invesco Government & Agency Portfolio, 5.319% (m)(n)	547,363	547,363
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 5.324% (m)(n)	1,000,000	1,000,000
		1,547,363
Total Short-Term Investments (Cost $44,615,897)		44,615,897
Total Investments (Cost $1,221,530,271)	101.3%	1,655,552,553
Other Assets, Less Liabilities	(1.3)	(21,910,760)
Net Assets	100.0%	$ 1,633,641,793

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2024.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(d)	Step coupon—Rate shown was the rate in effect as of March 31, 2024.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2024.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $32,395,725; the total market value of collateral held by the Portfolio was $33,229,576. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $31,682,213. The Portfolio received cash collateral with a value of $1,547,363.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2024.
(j)	Delayed delivery security.
(k)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2024, the total net market value was $15,907,077, which represented 1.0% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(l)	Non-income producing security.
(m)	Current yield as of March 31, 2024.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 42,340	$ 69,081	$ (68,352)	$ —	$ —	$ 43,069	$ 672	$ —	43,069
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk

TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 45,184,577	$ —	$ 45,184,577
Corporate Bonds	—	182,447,911	—	182,447,911
Foreign Government Bonds	—	1,479,489	—	1,479,489
Mortgage-Backed Securities	—	93,507,956	—	93,507,956
U.S. Government & Federal Agencies	—	257,959,115	—	257,959,115
Total Long-Term Bonds	—	580,579,048	—	580,579,048
Common Stocks	1,030,357,608	—	—	1,030,357,608
Short-Term Investments
Affiliated Investment Company	43,068,534	—	—	43,068,534
Unaffiliated Investment Companies	1,547,363	—	—	1,547,363
Total Short-Term Investments	44,615,897	—	—	44,615,897
Total Investments in Securities	$ 1,074,973,505	$ 580,579,048	$ —	$ 1,655,552,553

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Wellington U.S. Equity Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 1.9%
General Dynamics Corp.	33,855	$ 9,563,699
RTX Corp.	104,816	10,222,704
		19,786,403
Banks 3.9%
Bank of America Corp.	369,659	14,017,469
JPMorgan Chase & Co.	129,401	25,919,021
		39,936,490
Beverages 2.0%
Constellation Brands, Inc., Class A	39,581	10,756,533
Monster Beverage Corp. (a)	166,850	9,890,868
		20,647,401
Biotechnology 1.6%
Regeneron Pharmaceuticals, Inc. (a)	8,436	8,119,566
Vertex Pharmaceuticals, Inc. (a)	20,491	8,565,443
		16,685,009
Broadline Retail 5.0%
Amazon.com, Inc. (a)	283,436	51,126,186
Building Products 0.8%
Builders FirstSource, Inc. (a)	41,414	8,636,890
Capital Markets 2.4%
Charles Schwab Corp. (The)	148,532	10,744,805
Morgan Stanley	145,680	13,717,229
		24,462,034
Chemicals 1.3%
PPG Industries, Inc.	20,264	2,936,254
Sherwin-Williams Co. (The)	30,029	10,429,972
		13,366,226
Consumer Finance 1.2%
American Express Co.	55,397	12,613,343
Electric Utilities 2.3%
American Electric Power Co., Inc.	78,760	6,781,236
Duke Energy Corp.	101,840	9,848,946
PG&E Corp.	405,452	6,795,376
		23,425,558
Electrical Equipment 1.8%
AMETEK, Inc.	59,825	10,941,992
Emerson Electric Co.	63,647	7,218,843
		18,160,835

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	39,283	$ 10,047,806
Energy Equipment & Services 0.4%
Schlumberger NV	77,913	4,270,411
Entertainment 1.5%
Netflix, Inc. (a)	24,557	14,914,203
Financial Services 2.0%
Mastercard, Inc., Class A	42,411	20,423,865
Ground Transportation 1.2%
Uber Technologies, Inc. (a)	158,606	12,211,076
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	107,347	12,201,060
Boston Scientific Corp. (a)	190,764	13,065,426
Edwards Lifesciences Corp. (a)	56,926	5,439,849
		30,706,335
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	36,335	17,974,924
Health Care REITs 0.8%
Welltower, Inc.	82,624	7,720,387
Hotels, Restaurants & Leisure 2.1%
Marriott International, Inc., Class A	47,375	11,953,186
McDonald's Corp.	34,582	9,750,395
		21,703,581
Household Products 1.9%
Procter & Gamble Co. (The)	118,024	19,149,394
Industrial REITs 1.1%
Prologis, Inc.	83,988	10,936,917
Insurance 3.5%
Arch Capital Group Ltd. (a)	85,606	7,913,419
Chubb Ltd.	49,481	12,822,011
Progressive Corp. (The)	70,909	14,665,399
		35,400,829

	Shares	Value
Common Stocks
Interactive Media & Services 8.6%
Alphabet, Inc. (a)
Class A	264,345	$ 39,897,591
Class C	60,074	9,146,867

Meta Platforms, Inc., Class A	78,482	38,109,290
		87,153,748
IT Services 1.1%
Accenture plc, Class A	31,460	10,904,351
Life Sciences Tools & Services 2.2%
Danaher Corp.	44,967	11,229,159
Thermo Fisher Scientific, Inc.	19,398	11,274,312
		22,503,471
Machinery 4.4%
Deere & Co.	29,494	12,114,365
Illinois Tool Works, Inc.	40,523	10,873,537
Nordson Corp.	36,364	9,983,372
Parker-Hannifin Corp.	20,806	11,563,767
		44,535,041
Oil, Gas & Consumable Fuels 3.4%
ConocoPhillips	65,072	8,282,364
Diamondback Energy, Inc.	34,944	6,924,853
EOG Resources, Inc.	80,818	10,331,773
EQT Corp.	49,634	1,839,932
Phillips 66	41,042	6,703,800
		34,082,722
Personal Care Products 1.2%
Estee Lauder Cos., Inc. (The), Class A	77,527	11,950,787
Pharmaceuticals 3.9%
Eli Lilly & Co.	30,343	23,605,640
Merck & Co., Inc.	117,680	15,527,876
		39,133,516
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices, Inc. (a)	39,154	7,066,905
Broadcom, Inc.	16,762	22,216,522
KLA Corp.	17,538	12,251,521
NVIDIA Corp.	61,744	55,789,409
Texas Instruments, Inc.	49,695	8,657,366
		105,981,723
Software 11.5%
Intuit, Inc.	17,652	11,473,800
Microsoft Corp.	180,754	76,046,823
Palo Alto Networks, Inc. (a)	21,737	6,176,134

	Shares	Value
Common Stocks
Software
Salesforce, Inc.	46,388	$ 13,971,138
Workday, Inc., Class A (a)	33,551	9,151,035
		116,818,930
Specialty Retail 2.2%
AutoZone, Inc. (a)	3,517	11,084,353
TJX Cos., Inc. (The)	106,941	10,845,956
		21,930,309
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	264,494	45,355,431
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica, Inc. (a)	14,259	5,570,278
NIKE, Inc., Class B	64,115	6,025,528
		11,595,806
Total Common Stocks (Cost $709,907,857)		1,006,251,938
Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	9,810,866	9,810,866
Total Short-Term Investment (Cost $9,810,866)		9,810,866
Total Investments (Cost $719,718,723)	100.0%	1,016,062,804
Other Assets, Less Liabilities	0.0‡	14,441
Net Assets	100.0%	$ 1,016,077,245

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,752	$ 43,512	$ (36,453)	$ —	$ —	$ 9,811	$ 88	$ —	9,811

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,006,251,938	$ —	$ —	$ 1,006,251,938
Short-Term Investment
Affiliated Investment Company	9,810,866	—	—	9,810,866
Total Investments in Securities	$ 1,016,062,804	$ —	$ —	$ 1,016,062,804

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.6%
Corporate Bonds 0.6%
Biotechnology 0.0% ‡
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 2,000	$ 2,153
Hotels, Restaurants & Leisure 0.6%
NCL Corp. Ltd.
5.375%, due 8/1/25	8,205,000	10,723,935
Total Corporate Bonds (Cost $9,214,587)		10,726,088
Total Long-Term Bonds (Cost $9,214,587)		10,726,088

Convertible Securities 87.6%
Convertible Bonds 83.3%
Automobile Components 1.2%
Patrick Industries, Inc.
1.75%, due 12/1/28	17,313,000	22,426,295
Automobiles 2.2%
Ford Motor Co.
(zero coupon), due 3/15/26	32,843,000	34,107,455
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	6,554,354
		40,661,809
Beverages 1.2%
MGP Ingredients, Inc.
1.875%, due 11/15/41	20,955,000	22,719,041
Biotechnology 6.9%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	5,427,365
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (a)	37,741,000	37,412,653
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	9,844,000	8,065,673
Exact Sciences Corp.
0.375%, due 3/1/28	34,798,000	32,167,271
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	18,801,000	18,313,176
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	13,035,000	12,897,089
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29 (b)	10,839,000	12,268,664
		126,551,891

	Principal Amount	Value
Convertible Bonds
Broadline Retail 1.2%
Etsy, Inc.
0.25%, due 6/15/28	$ 26,578,000	$ 20,996,620
Commercial Services & Supplies 1.3%
Tetra Tech, Inc.
2.25%, due 8/15/28 (b)	21,270,000	23,410,825
Communications Equipment 1.5%
Infinera Corp.
2.50%, due 3/1/27	4,490,000	4,611,230
Lumentum Holdings, Inc.
0.50%, due 12/15/26	26,640,000	23,505,397
		28,116,627
Consumer Staples Distribution & Retail 0.7%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	11,991,000	13,184,104
Electric Utilities 3.8%
NRG Energy, Inc.
2.75%, due 6/1/48	29,752,000	49,299,064
PG&E Corp.
4.25%, due 12/1/27 (b)	19,748,000	19,861,551
		69,160,615
Electrical Equipment 0.4%
Array Technologies, Inc.
1.00%, due 12/1/28	8,045,000	7,468,834
Electronic Equipment, Instruments & Components 0.6%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28 (b)	11,024,000	11,265,426
Energy Equipment & Services 1.3%
Oil States International, Inc.
4.75%, due 4/1/26	24,828,000	24,035,987
Entertainment 2.9%
Liberty Media Corp.
2.25%, due 8/15/27	14,461,000	14,861,075
3.75%, due 3/15/28	14,595,000	17,944,553
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (a)	16,943,000	20,406,149
		53,211,777

	Principal Amount	Value
Convertible Bonds
Financial Services 3.5%
Block, Inc.
0.125%, due 3/1/25	$ 20,457,000	$ 20,993,996
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,685,000	11,387,033
Global Payments, Inc.
1.50%, due 3/1/31 (b)	13,765,000	14,618,430
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	15,202,000	16,342,150
		63,341,609
Food Products 1.0%
Post Holdings, Inc.
2.50%, due 8/15/27	15,651,000	17,638,677
Ground Transportation 1.3%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28 (b)	18,821,000	23,328,629
Health Care Equipment & Supplies 12.2%
CONMED Corp.
2.25%, due 6/15/27	24,108,000	22,090,160
Dexcom, Inc.
0.25%, due 11/15/25	16,942,000	18,659,598
Envista Holdings Corp.
1.75%, due 8/15/28 (b)	14,683,000	12,966,924
Haemonetics Corp.
(zero coupon), due 3/1/26	9,354,000	8,634,677
Integer Holdings Corp.
2.125%, due 2/15/28	18,837,000	27,275,976
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,831,000	8,447,730
iRhythm Technologies, Inc.
1.50%, due 9/1/29 (b)	4,061,000	4,306,179
Lantheus Holdings, Inc.
2.625%, due 12/15/27	25,213,000	27,980,127
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	25,905,000	28,327,117
NuVasive, Inc.
0.375%, due 3/15/25	12,958,000	12,371,651
Omnicell, Inc.
0.25%, due 9/15/25	10,024,000	9,447,504
Shockwave Medical, Inc.
1.00%, due 8/15/28 (b)	14,655,000	18,776,719
TransMedics Group, Inc.
1.50%, due 6/1/28 (b)	20,422,000	22,483,785
		221,768,147

	Principal Amount	Value
Convertible Bonds
Health Care Technology 0.6%
Teladoc Health, Inc.
1.25%, due 6/1/27	$ 12,551,000	$ 10,605,595
Hotel & Resort REITs 0.9%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	5,287,840
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	13,238,000	11,854,629
		17,142,469
Hotels, Restaurants & Leisure 5.2%
Booking Holdings, Inc.
0.75%, due 5/1/25	11,000,000	21,285,000
Carnival Corp.
5.75%, due 12/1/27	10,962,000	16,552,620
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	8,491,231
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	2,553,908
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,060,000	2,914,650
NCL Corp. Ltd.
6.00%, due 5/15/24	1,756,000	2,683,344
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,850,000	10,960,950
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,185,000	1,109,160
Vail Resorts, Inc.
(zero coupon), due 1/1/26	30,094,000	27,686,480
		94,237,343
Interactive Media & Services 1.8%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	13,160,000	12,049,510
Snap, Inc.
(zero coupon), due 5/1/27	10,555,000	8,536,884
0.125%, due 3/1/28	12,850,000	9,823,825
Ziff Davis, Inc.
1.75%, due 11/1/26	3,285,000	3,124,692
		33,534,911
IT Services 2.2%
Akamai Technologies, Inc.
0.375%, due 9/1/27	18,297,000	19,349,078
MongoDB, Inc.
0.25%, due 1/15/26	7,540,000	13,237,867

	Principal Amount	Value
Convertible Bonds
IT Services
Okta, Inc.
0.125%, due 9/1/25	$ 7,194,000	$ 6,924,225
		39,511,170
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	10,533,338
Media 0.5%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	9,771,000	9,295,152
Oil, Gas & Consumable Fuels 4.4%
Kosmos Energy Ltd.
3.125%, due 3/15/30 (b)	4,315,000	4,738,949
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	6,828,000	8,338,695
Permian Resources Operating LLC
3.25%, due 4/1/28	7,534,000	22,319,475
Pioneer Natural Resources Co.
0.25%, due 5/15/25	15,534,000	44,494,813
		79,891,932
Passenger Airlines 2.1%
American Airlines Group, Inc.
6.50%, due 7/1/25	6,895,000	8,008,542
Southwest Airlines Co.
1.25%, due 5/1/25	29,005,000	29,461,829
		37,470,371
Pharmaceuticals 1.9%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29 (b)	18,758,000	18,867,010
Pacira BioSciences, Inc.
0.75%, due 8/1/25	17,427,000	16,599,218
		35,466,228
Professional Services 0.2%
Parsons Corp.
2.625%, due 3/1/29 (b)	4,035,000	4,388,062
Real Estate Management & Development 1.0%
Zillow Group, Inc.
2.75%, due 5/15/25 (a)	17,202,000	18,255,713

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment 5.3%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	$ 16,664,000	$ 15,376,706
Impinj, Inc.
1.125%, due 5/15/27	4,870,000	6,601,772
Microchip Technology, Inc.
0.125%, due 11/15/24	35,083,000	37,398,478
ON Semiconductor Corp.
0.50%, due 3/1/29	24,345,000	24,077,205
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	8,449,000	7,741,819
Wolfspeed, Inc.
0.25%, due 2/15/28	9,771,000	5,750,233
1.875%, due 12/1/29	1,000	562
		96,946,775
Software 11.2%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,474,414
BILL Holdings, Inc.
(zero coupon), due 12/1/25	5,190,000	4,857,840
Datadog, Inc.
0.125%, due 6/15/25	10,168,000	14,377,552
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	11,316,602
Envestnet, Inc.
2.625%, due 12/1/27	14,965,000	15,885,347
Five9, Inc.
1.00%, due 3/15/29 (b)	6,540,000	6,785,250
InterDigital, Inc.
2.00%, due 6/1/24	2,860,000	3,720,634
Model N, Inc.
1.875%, due 3/15/28	11,215,000	10,805,653
Nice Ltd.
(zero coupon), due 9/15/25	48,248,000	50,539,780
Nutanix, Inc.
0.25%, due 10/1/27	11,967,000	14,719,410
Palo Alto Networks, Inc.
0.375%, due 6/1/25	11,770,000	33,650,430
Progress Software Corp.
3.50%, due 3/1/30 (b)	4,025,000	4,085,375
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	2,667,000
Rapid7, Inc.
1.25%, due 3/15/29 (b)	6,375,000	6,496,182
Workiva, Inc.
1.25%, due 8/15/28 (b)	8,290,000	7,738,715

	Principal Amount	Value
Convertible Bonds
Software
Zscaler, Inc.
0.125%, due 7/1/25	$ 9,088,000	$ 12,427,390
		203,547,574
Specialty Retail 0.7%
Burlington Stores, Inc.
1.25%, due 12/15/27 (b)	10,100,000	12,907,800
Technology Hardware, Storage & Peripherals 1.5%
Seagate HDD Cayman
3.50%, due 6/1/28 (b)	4,885,000	6,235,702
Super Micro Computer, Inc.
(zero coupon), due 3/1/29 (b)	8,754,000	9,734,293
Western Digital Corp.
3.00%, due 11/15/28 (b)	7,380,000	10,833,840
		26,803,835
Total Convertible Bonds (Cost $1,474,422,931)		1,519,825,181

	Shares

Convertible Preferred Stocks 4.3%
Banks 1.6%
Bank of America Corp.
Series L
7.25% (c)	11,636	13,890,359
Wells Fargo & Co.
Series L
7.50% (c)	12,264	14,954,108
		28,844,467
Electric Utilities 1.0%
NextEra Energy, Inc.
6.926%	480,000	18,686,400
Financial Services 1.1%
Apollo Global Management, Inc.
6.75%	308,350	19,657,313

	Shares	Value
Convertible Preferred Stocks
Machinery 0.6%
Chart Industries, Inc.
Series B
6.75%	172,700	$ 11,089,067
Total Convertible Preferred Stocks (Cost $78,333,365)		78,277,247
Total Convertible Securities (Cost $1,552,756,296)		1,598,102,428
Common Stocks 1.3%
Life Sciences Tools & Services 1.0%
Danaher Corp.	76,813	19,181,742
Oil, Gas & Consumable Fuels 0.3%
Kosmos Energy Ltd. (d)	772,131	4,601,901
Total Common Stocks (Cost $24,614,987)		23,783,643
Short-Term Investments 12.9%
Affiliated Investment Company 9.0%
MainStay U.S. Government Liquidity Fund, 5.25% (e)(f)	163,605,001	163,605,001
Unaffiliated Investment Companies 3.9%
BlackRock Liquidity FedFund, 5.309% (f)(g)	12,000,000	12,000,000
Dreyfus Treasury Obligations Cash Management Fund, 5.337% (f)(g)	15,000,000	15,000,000
Fidelity Government Portfolio, 5.311% (f)(g)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 5.319% (f)(g)	11,131,767	11,131,767
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 5.324% (f)(g)	15,000,000	15,000,000
RBC U.S. Government Money Market Fund, 5.34% (f)(g)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, 5.317% (f)(g)	15,000,000	15,000,000
		71,131,767
Total Short-Term Investments (Cost $234,736,768)		234,736,768
Total Investments (Cost $1,821,322,638)	102.4%	1,867,348,927
Other Assets, Less Liabilities	(2.4)	(44,449,690)
Net Assets	100.0%	$ 1,822,899,237

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $69,196,363. The Portfolio received cash collateral with a value of $71,131,767.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	As of March 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(f)	Current yield as of March 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 133,029	$ 87,390	$ (56,814)	$ —	$ —	$ 163,605	$ 1,784	$ —	163,605
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 10,726,088	$ —	$ 10,726,088
Total Corporate Bonds	—	10,726,088	—	10,726,088
Convertible Securities
Convertible Bonds	—	1,519,825,181	—	1,519,825,181
Convertible Preferred Stocks	78,277,247	—	—	78,277,247
Total Convertible Securities	78,277,247	1,519,825,181	—	1,598,102,428
Common Stocks	23,783,643	—	—	23,783,643
Short-Term Investments
Affiliated Investment Company	163,605,001	—	—	163,605,001
Unaffiliated Investment Companies	71,131,767	—	—	71,131,767
Total Short-Term Investments	234,736,768	—	—	234,736,768
Total Investments in Securities	$ 336,797,658	$ 1,530,551,269	$ —	$ 1,867,348,927

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.9%
Asset-Backed Securities 2.0%
Other Asset-Backed Securities 2.0%
FirstEnergy Ohio PIRB Special Purpose Trust
Series 2013-1, Class A3
3.45%, due 1/15/36	$ 390,416	$ 365,194
United States Small Business Administration
Series 2012-20L, Class 1
1.93%, due 12/1/32	182,235	161,755
Series 2014-20H, Class 1
2.88%, due 8/1/34	200,194	184,053
Series 2015-20G, Class 1
2.88%, due 7/1/35	567,867	523,451
Series 2014-20I, Class 1
2.92%, due 9/1/34	219,276	201,776
Series 2014-20C, Class 1
3.21%, due 3/1/34	360,213	336,105
Series 2018-20B, Class 1
3.22%, due 2/1/38	1,024,170	938,193
Series 2018-20D, Class 1
3.31%, due 4/1/38	1,364,264	1,256,959
Total Asset-Backed Securities (Cost $4,426,425)		3,967,486
Corporate Bonds 1.4%
Electric 1.4%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,497,115	1,385,508
PG&E Energy Recovery Funding LLC
Series A-1
1.46%, due 7/15/31	1,554,485	1,371,959
		2,757,467
Total Corporate Bonds (Cost $3,047,753)		2,757,467
Mortgage-Backed Securities 22.5%
Agency (Collateralized Mortgage Obligations) 10.4%
FHLMC
REMIC, Series 5038, Class SA
(zero coupon) (SOFR 30A + 4.10%), due 11/25/50 (a)(b)	2,132,952	97,551
REMIC, Series 5057, Class SH
0.43% (SOFR 30A + 5.75%), due 12/25/50 (a)(b)	740,755	80,156
REMIC, Series 5019, Class PL
1.00%, due 10/25/50	582,899	429,474
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (a)	1,698,960	204,410

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5013, Class DI
3.00%, due 9/25/50 (a)	$ 1,525,076	$ 285,597
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (a)	499,252	78,223
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (a)	556,288	88,000
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (a)	1,383,682	184,081
REMIC, Series 5160
3.00%, due 10/25/51 (a)	661,559	75,218
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	111,442	102,606
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	126,483	116,528
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	168,661	154,030
FNMA
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (a)(b)	3,402,646	21,713
REMIC, Series 2022-10, Class SA
0.43% (SOFR 30A + 5.75%), due 2/25/52 (a)(b)	1,041,072	130,429
REMIC, Series 2016-19, Class SD
0.665% (SOFR 30A + 5.986%), due 4/25/46 (a)(b)	2,563,267	204,280
REMIC, Series 2020-74, Class DA
1.00%, due 10/25/50	524,265	371,087
REMIC, Series 2020-63, Class B
1.25%, due 9/25/50	219,986	165,485
REMIC, Series 2012-124, Class PG
2.00%, due 7/25/42	598,083	524,956
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (a)	1,756,888	256,120
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	180,067	160,357
REMIC, Series 2019-58, Class LP
3.00%, due 10/25/49	401,487	348,599
REMIC, Series 2019-77, Class LZ
3.00%, due 1/25/50	1,657,850	1,434,862
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (a)	950,225	156,074
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (a)	1,336,597	225,553
REMIC, Series 2020-10, Class LP
3.50%, due 3/25/50	1,267,005	1,103,625
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	1,225,424	1,106,762
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50	643,451	575,106

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	$ 968,902	$ 873,617
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,278,430	1,113,646
FNMA, Strips (a)
REMIC, Series 360, Class 2
5.00%, due 8/25/35	32,609	5,281
REMIC, Series 361, Class 2
6.00%, due 10/25/35	7,780	1,487
GNMA
REMIC, Series 2010-151, Class KO
(zero coupon), due 6/16/37	461,325	429,259
REMIC, Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (a)(b)	5,168,101	13,793
REMIC, Series 2020-34, Class SC
0.607% (1 Month SOFR + 5.936%), due 3/20/50 (a)(b)	857,146	101,479
REMIC, Series 2020-146, Class SA
0.857% (1 Month SOFR + 6.186%), due 10/20/50 (a)(b)	838,448	113,808
REMIC, Series 2021-57, Class SD
0.857% (1 Month SOFR + 6.186%), due 3/20/51 (a)(b)	1,184,684	142,570
REMIC, Series 2020-146, Class YK
1.00%, due 10/20/50	1,292,647	960,810
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	559,981	420,695
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	286,216	214,669
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (a)	2,244,263	219,266
REMIC, Series 2014-63, Class PG
2.50%, due 7/20/43	386,839	361,810
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	590,455	505,738
REMIC, Series 2023-19
2.50%, due 2/20/51 (a)	1,587,598	214,877
REMIC, Series 2021-188
2.50%, due 10/20/51 (a)	1,416,423	201,130
REMIC, Series 2019-3, Class A
3.00%, due 4/20/48	44,324	41,812
REMIC, Series 2019-59, Class KA
3.00%, due 12/20/48	335,499	302,129
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (a)	520,336	88,757
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (a)	2,649,917	403,872
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (a)	1,436,589	210,142

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-206, Class CN
3.00%, due 2/20/52	$ 1,158,288	$ 1,004,563
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	294,196	259,353
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	623,495	547,177
REMIC, Series 2019-110, Class FG
3.50% (1 Month SOFR + 0.764%), due 9/20/49 (b)	213,761	188,768
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	330,708	291,219
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	423,953	373,336
REMIC, Series 2021-175, Class DF
3.50% (SOFR 30A + 0.25%), due 10/20/51 (b)	1,830,141	1,608,516
REMIC, Series 2023-59, Class YC
6.939%, due 9/20/51 (c)	591,741	636,400
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	211,654	201,133
		20,731,994
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.6%
Arbor Multifamily Mortgage Securities Trust (d)
Series 2021-MF3, Class A5
2.575%, due 10/15/54	3,000,000	2,539,171
Series 2022-MF4, Class A5
3.293%, due 2/15/55 (e)	2,000,000	1,782,015
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (d)	1,750,000	1,625,395
FREMF Mortgage Trust (d)(e)
REMIC, Series 2019-K103, Class B
3.456%, due 12/25/51	2,144,000	1,945,336
REMIC, Series 2020-K104, Class C
3.541%, due 2/25/52	1,200,000	1,069,073
REMIC, Series 2016-K59, Class B
3.58%, due 11/25/49	500,000	477,204
REMIC, Series 2015-K49, Class C
3.721%, due 10/25/48	500,000	483,552
REMIC, Series 2016-K58, Class B
3.738%, due 9/25/49	1,000,000	959,113
REMIC, Series 2017-K71, Class B
3.752%, due 11/25/50	1,935,000	1,828,603
REMIC, Series 2014-K41, Class B
3.834%, due 11/25/47	2,700,000	2,660,963
REMIC, Series 2014-K40, Class B
4.052%, due 11/25/47	1,645,000	1,625,572

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (d)(e)
REMIC, Series 2016-K54, Class B
4.052%, due 4/25/48	$ 695,000	$ 675,507
REMIC, Series 2014-K38, Class B
4.148%, due 6/25/47	1,338,765	1,333,170
REMIC, Series 2016-K55, Class B
4.167%, due 4/25/49	1,570,000	1,526,928
REMIC, Series 2019-K87, Class C
4.325%, due 1/25/51	1,500,000	1,412,056
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (d)	1,265,000	1,080,253
		23,023,911
Whole Loan (Collateralized Mortgage Obligations) 0.5%
Citigroup Mortgage Loan Trust
Series 2006-AR6, Class 1A1
4.546%, due 8/25/36 (e)	44,868	39,036
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (c)(d)	1,185,676	974,216
		1,013,252
Total Mortgage-Backed Securities (Cost $50,285,119)		44,769,157
Municipal Bonds 2.9%
New Jersey 1.2%
New Jersey Turnpike Authority Revenue Bonds
Series A
7.102%, due 1/1/41	2,000,000	2,328,174
New York 1.7%
New York State Thruway Authority Revenue Bonds
Series M
2.90%, due 1/1/35	4,000,000	3,431,228
Total Municipal Bonds (Cost $7,277,603)		5,759,402
U.S. Government & Federal Agencies 68.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 16.2%
FHLMC Gold Pools, 30 Year
2.50%, due 8/1/46	520,653	445,270
3.00%, due 2/1/46	888,396	789,041

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.00%, due 4/1/47	$ 966,501	$ 851,204
3.50%, due 1/1/44	225,160	207,501
3.50%, due 1/1/48	869,385	793,669
4.00%, due 7/1/44	498,707	473,117
4.00%, due 12/1/46	328,554	311,813
4.00%, due 10/1/48	426,885	403,583
4.00%, due 3/1/49	171,498	160,078
4.50%, due 12/1/44	675,847	663,648
5.00%, due 11/1/41	506,127	509,428
FHLMC Gold Pools, Other
4.50%, due 3/1/41	98,935	96,660
Tennessee Valley Authority
4.65%, due 6/15/35	4,395,000	4,355,348
UMBS Pool, 15 Year
2.00%, due 6/1/35	587,643	522,754
2.50%, due 9/1/34	184,183	167,976
UMBS Pool, 30 Year
2.00%, due 7/1/50	2,465,366	1,972,490
2.00%, due 7/1/50	461,653	369,365
2.00%, due 8/1/50	1,131,767	903,237
2.00%, due 8/1/50	17,716	14,260
2.00%, due 8/1/50	1,647,900	1,313,598
2.00%, due 9/1/50	814,410	649,712
2.00%, due 11/1/50	1,508,856	1,207,207
2.50%, due 3/1/50	831,720	693,822
2.50%, due 7/1/50	1,412,820	1,178,867
2.50%, due 10/1/50	125,915	105,428
2.50%, due 1/1/51	311,264	258,686
2.50%, due 2/1/51	1,965,391	1,638,834
2.50%, due 5/1/51	1,096,890	914,379
3.00%, due 6/1/46	463,737	408,628
3.00%, due 8/1/49	857,736	747,758
3.00%, due 9/1/49	146,306	127,238
3.00%, due 11/1/49	495,373	434,045
3.00%, due 1/1/52	3,217,358	2,772,317
3.00%, due 4/1/52	941,364	810,680
3.50%, due 1/1/50	852,667	775,239
4.00%, due 5/1/52	890,875	826,301
4.00%, due 10/1/52	1,274,106	1,179,888
4.50%, due 11/1/52	593,429	565,073
4.50%, due 5/1/53	722,845	688,245
6.50%, due 12/1/53	773,252	792,824
		32,099,211
Federal National Mortgage Association (Mortgage Pass-Through Securities) 29.8%
FNMA, Other
2.50%, due 1/1/57	559,521	462,543

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
FNMA, Other
2.68%, due 5/1/25	$ 1,930,076	$ 1,874,266
2.73%, due 4/1/25	1,025,000	997,268
3.00%, due 9/1/46	386,637	333,960
3.00%, due 10/1/46	390,432	337,243
3.00%, due 10/1/48	7,521	6,675
3.00%, due 2/1/57	426,615	365,332
3.00%, due 6/1/57	486,552	416,681
4.38%, due 7/1/28	2,400,000	2,368,052
6.00%, due 4/1/37	4,258	4,315
6.50%, due 8/1/47	7,889	8,084
UMBS, 20 Year
2.00%, due 5/1/41	1,934,305	1,632,376
2.50%, due 6/1/41	1,581,493	1,378,601
2.50%, due 7/1/41	1,670,994	1,456,605
3.00%, due 10/1/32	252,319	236,136
UMBS, 30 Year
2.00%, due 6/1/50	1,332,070	1,063,198
2.00%, due 10/1/50	1,587,963	1,272,570
2.00%, due 3/1/51	1,992,311	1,600,394
2.50%, due 1/1/47	1,364,545	1,152,349
2.50%, due 9/1/49	1,111,612	927,499
2.50%, due 3/1/50	356,149	299,505
2.50%, due 3/1/50	957,104	798,168
2.50%, due 3/1/50	935,769	780,376
2.50%, due 4/1/50	1,704,497	1,430,562
2.50%, due 5/1/50	2,957,179	2,466,139
2.50%, due 7/1/50	1,400,563	1,168,707
2.50%, due 8/1/50	1,734,206	1,446,974
2.50%, due 8/1/50	1,955,668	1,645,962
2.50%, due 9/1/50	2,119,705	1,788,091
2.50%, due 10/1/50	1,471,430	1,226,774
2.50%, due 11/1/50	2,087,496	1,764,873
2.50%, due 1/1/51	1,630,439	1,366,417
2.50%, due 4/1/51	1,332,742	1,123,067
3.00%, due 10/1/44	802,738	716,780
3.00%, due 3/1/47	460,639	405,195
3.00%, due 12/1/47	573,973	505,003
3.00%, due 10/1/49	528,402	460,625
3.00%, due 3/1/50	816,247	709,655
3.00%, due 3/1/50	893,904	777,302
3.00%, due 5/1/50	729,192	633,168
3.00%, due 7/1/50	1,400,451	1,217,772
3.00%, due 11/1/51	2,392,414	2,061,622
3.50%, due 11/1/44	349,491	321,599
3.50%, due 3/1/45	416,293	380,453
3.50%, due 8/1/46	273,907	249,761
3.50%, due 10/1/47	170,919	155,847

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 2/1/48	$ 93,436	$ 85,197
3.50%, due 8/1/49	482,421	438,373
3.50%, due 9/1/50	1,466,065	1,355,794
4.00%, due 1/1/46	355,169	336,526
4.00%, due 9/1/47	138,920	131,010
4.00%, due 7/1/48	349,840	330,045
4.00%, due 8/1/48	1,756,086	1,654,544
4.00%, due 9/1/48	307,505	287,504
4.00%, due 4/1/49	88,541	82,872
4.00%, due 3/1/50	666,599	622,890
4.50%, due 2/1/41	1,169,127	1,146,586
4.50%, due 4/1/41	2,801,652	2,748,060
4.50%, due 8/1/42	458,907	450,057
4.50%, due 8/1/44	531,673	521,418
5.00%, due 9/1/41	1,003,936	1,001,798
5.00%, due 10/1/41	779,111	783,197
5.50%, due 7/1/41	1,446,666	1,476,717
6.00%, due 9/1/53	415,883	420,800
6.50%, due 9/1/53	1,618,486	1,653,508
		59,321,440
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
GNMA II, Other
2.50%, due 1/20/50	233,980	196,916
GNMA II, Single Family, 30 Year
4.00%, due 11/20/49	319,407	300,266
4.50%, due 7/20/49	260,544	253,167
		750,349
United States Treasury Bonds 1.7%
U.S. Treasury Bonds
3.00%, due 5/15/45	2,790,000	2,224,371
4.375%, due 11/15/39	1,200,000	1,210,594
		3,434,965
United States Treasury Inflation - Indexed Notes 2.6%
U.S. Treasury Inflation Linked Notes (f)
0.125%, due 1/15/30	3,320,510	3,005,623
0.125%, due 7/15/30	2,429,898	2,188,957
		5,194,580
United States Treasury Notes 17.4%
U.S. Treasury Notes
0.375%, due 9/15/24	1,600,000	1,565,219
0.375%, due 4/30/25	5,000,000	4,758,984
1.375%, due 10/31/28	3,050,000	2,686,621
1.50%, due 2/15/30	13,865,000	11,920,109
2.375%, due 8/15/24	395,000	390,660

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
2.625%, due 1/31/26	$ 5,900,000	$ 5,687,508
3.00%, due 10/31/25	7,805,000	7,593,107
		34,602,208
Total U.S. Government & Federal Agencies (Cost $155,235,028)		135,402,753
Total Long-Term Bonds (Cost $220,271,928)		192,656,265

	Shares

Short-Term Investments 2.6%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 5.25% (g)	1,390,838	1,390,838

	Principal Amount

U.S. Treasury Debt 1.9%
U.S. Treasury Bills (h)
5.286%, due 5/30/24	$ 1,350,000	1,338,357
5.287%, due 4/25/24	2,225,000	2,217,202
5.292%, due 4/4/24	250,000	249,892
		3,805,451
Total Short-Term Investments (Cost $5,196,382)		5,196,289
Total Investments (Cost $225,468,310)	99.5%	197,852,554
Other Assets, Less Liabilities	0.5	916,117
Net Assets	100.0%	$ 198,768,671

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2024.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2024.
(f)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(g)	Current yield as of March 31, 2024.
(h)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,270	$ 8,019	$ (7,898)	$ —	$ —	$ 1,391	$ 14	$ —	1,391
Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Notes	17	June 2024	$ 1,873,227	$ 1,883,547	$ 10,320
U.S. Treasury 10 Year Ultra Bonds	16	June 2024	1,823,037	1,833,750	10,713
Net Unrealized Appreciation					$ 21,033

1.	As of March 31, 2024, cash in the amount of $80,925 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,967,486	$ —	$ 3,967,486
Corporate Bonds	—	2,757,467	—	2,757,467
Mortgage-Backed Securities	—	44,769,157	—	44,769,157
Municipal Bonds	—	5,759,402	—	5,759,402
U.S. Government & Federal Agencies	—	135,402,753	—	135,402,753
Total Long-Term Bonds	—	192,656,265	—	192,656,265
Short-Term Investments
Affiliated Investment Company	1,390,838	—	—	1,390,838
U.S. Treasury Debt	—	3,805,451	—	3,805,451
Total Short-Term Investments	1,390,838	3,805,451	—	5,196,289
Total Investments in Securities	1,390,838	196,461,716	—	197,852,554
Other Financial Instruments
Futures Contracts (b)	21,033	—	—	21,033
Total Investments in Securities and Other Financial Instruments	$ 1,411,871	$ 196,461,716	$ —	$ 197,873,587

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Growth Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 1.5%
Airbus SE, ADR	99,439	$ 4,590,104
General Dynamics Corp.	18,233	5,150,640
		9,740,744
Biotechnology 0.9%
Vertex Pharmaceuticals, Inc. (a)	14,533	6,074,939
Broadline Retail 6.9%
Amazon.com, Inc. (a)	251,492	45,364,127
Capital Markets 5.8%
Ares Management Corp.	59,407	7,899,943
KKR & Co., Inc.	75,228	7,566,432
Morgan Stanley	66,287	6,241,584
MSCI, Inc.	11,244	6,301,700
S&P Global, Inc.	23,819	10,133,793
		38,143,452
Commercial Services & Supplies 1.7%
Copart, Inc. (a)	131,057	7,590,822
Waste Connections, Inc.	21,329	3,668,801
		11,259,623
Consumer Finance 1.2%
American Express Co.	34,012	7,744,192
Entertainment 2.2%
Netflix, Inc. (a)	17,691	10,744,275
Spotify Technology SA (a)	14,442	3,811,244
		14,555,519
Financial Services 4.8%
Corpay, Inc. (a)	31,835	9,822,371
Mastercard, Inc., Class A	37,118	17,874,915
Visa, Inc., Class A	13,951	3,893,445
		31,590,731
Ground Transportation 1.9%
Uber Technologies, Inc. (a)	157,955	12,160,955
Health Care Equipment & Supplies 1.1%
Boston Scientific Corp. (a)	56,976	3,902,286
Stryker Corp.	9,027	3,230,493
		7,132,779
Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	21,781	10,775,061

	Shares	Value
Common Stocks
Health Care REITs 1.3%
Welltower, Inc.	90,287	$ 8,436,417
Hotels, Restaurants & Leisure 4.0%
Airbnb, Inc., Class A (a)	40,076	6,610,937
Chipotle Mexican Grill, Inc. (a)	1,320	3,836,936
DraftKings, Inc., Class A (a)	155,355	7,054,671
Hilton Worldwide Holdings, Inc.	39,273	8,377,324
		25,879,868
Industrial REITs 0.8%
Prologis, Inc.	40,362	5,255,940
Insurance 2.5%
Marsh & McLennan Cos., Inc.	23,620	4,865,248
Progressive Corp. (The)	54,795	11,332,702
		16,197,950
Interactive Media & Services 9.9%
Alphabet, Inc., Class C (a)	215,414	32,798,936
Meta Platforms, Inc., Class A	63,156	30,667,290
ZoomInfo Technologies, Inc. (a)	82,710	1,325,841
		64,792,067
IT Services 2.1%
Gartner, Inc. (a)	10,930	5,210,003
MongoDB, Inc. (a)	8,772	3,145,990
Shopify, Inc., Class A (a)	66,514	5,132,886
		13,488,879
Life Sciences Tools & Services 1.7%
Danaher Corp.	37,629	9,396,714
Mettler-Toledo International, Inc. (a)	1,480	1,970,309
		11,367,023
Machinery 0.2%
IDEX Corp.	6,508	1,588,082
Pharmaceuticals 4.3%
Eli Lilly & Co.	26,723	20,789,425
Zoetis, Inc.	44,584	7,544,059
		28,333,484
Professional Services 1.3%
TransUnion	110,251	8,798,030
Semiconductors & Semiconductor Equipment 14.8%
Advanced Micro Devices, Inc. (a)	47,902	8,645,832
ARM Holdings plc, ADR (a)(b)	8,747	1,093,288

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
ASML Holding NV (Registered), ADR	8,507	$ 8,255,788
KLA Corp.	8,076	5,641,651
Marvell Technology, Inc.	85,504	6,060,523
Microchip Technology, Inc.	97,772	8,771,126
Monolithic Power Systems, Inc.	14,987	10,152,494
NVIDIA Corp.	53,966	48,761,519
		97,382,221
Software 17.9%
Atlassian Corp., Class A (a)	28,196	5,501,322
Cadence Design Systems, Inc. (a)	14,704	4,577,061
HubSpot, Inc. (a)	9,943	6,229,886
Intuit, Inc.	15,516	10,085,400
Microsoft Corp.	163,565	68,815,067
Salesforce, Inc.	28,968	8,724,582
ServiceNow, Inc. (a)	11,787	8,986,409
Workday, Inc., Class A (a)	17,130	4,672,207
		117,591,934
Specialized REITs 2.0%
American Tower Corp.	32,313	6,384,726
Equinix, Inc.	8,228	6,790,815
		13,175,541
Specialty Retail 1.6%
O'Reilly Automotive, Inc. (a)	1,596	1,801,692
TJX Cos., Inc. (The)	87,326	8,856,603
		10,658,295
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	182,424	31,282,068
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc. (a)	6,403	2,501,332
Total Common Stocks (Cost $472,515,868)		651,271,253
Short-Term Investments 1.0%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	5,400,423	5,400,423

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.319% (c)(d)	1,121,675	$ 1,121,675
Total Short-Term Investments (Cost $6,522,098)		6,522,098
Total Investments (Cost $479,037,966)	100.2%	657,793,351
Other Assets, Less Liabilities	(0.2)	(1,623,338)
Net Assets	100.0%	$ 656,170,013

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $1,093,163. The Portfolio received cash collateral with a value of $1,121,675.
(c)	Current yield as of March 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,733	$ 40,513	$ (38,846)	$ —	$ —	$ 5,400	$ 73	$ —	5,400
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 651,271,253	$ —	$ —	$ 651,271,253
Short-Term Investments
Affiliated Investment Company	5,400,423	—	—	5,400,423
Unaffiliated Investment Company	1,121,675	—	—	1,121,675
Total Short-Term Investments	6,522,098	—	—	6,522,098
Total Investments in Securities	$ 657,793,351	$ —	$ —	$ 657,793,351

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.4%
Convertible Bonds 1.1%
Energy-Alternate Sources 0.1%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 2,500,000	$ 2,228,125
2.50%, due 6/15/26	1,750,000	1,581,486
		3,809,611
Media 0.3%
Cable One, Inc.
(zero coupon), due 3/15/26	1,120,000	981,120
1.125%, due 3/15/28	2,655,000	2,006,118
DISH Network Corp.
3.375%, due 8/15/26	6,570,000	4,122,675
		7,109,913
Oil & Gas 0.5%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	1,134,000	12,969,724
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (c)	4,829,915	4,832,330
Total Convertible Bonds (Cost $19,076,439)		28,721,578
Corporate Bonds 86.6%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	10,265,000	9,006,819
3.75%, due 2/15/28	6,320,000	5,904,408
4.00%, due 2/15/30	6,400,000	5,816,634
4.875%, due 1/15/29	2,570,000	2,476,387
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	905,978
5.00%, due 8/15/27	6,070,000	5,842,134
		29,952,360
Aerospace & Defense 2.1%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	1,500,000	1,511,541
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	5,587,000	5,558,611
Rolls-Royce plc
5.75%, due 10/15/27 (a)	2,500,000	2,506,828
TransDigm, Inc.
4.625%, due 1/15/29	5,180,000	4,807,067
4.875%, due 5/1/29	4,155,000	3,865,026

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.375%, due 3/1/29 (a)	$ 17,780,000	$ 17,835,349
6.625%, due 3/1/32 (a)	6,730,000	6,799,258
6.75%, due 8/15/28 (a)	5,350,000	5,420,609
6.875%, due 12/15/30 (a)	2,500,000	2,548,488
7.125%, due 12/1/31 (a)	2,900,000	2,988,618
7.50%, due 3/15/27	2,780,000	2,782,294
		56,623,689
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	2,351,250	2,335,237
5.75%, due 4/20/29	3,750,000	3,686,082
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	1,499,775	1,484,523
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	3,692,001	3,712,366
		11,218,208
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
4.389%, due 1/8/26	750,000	731,537
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	12,500,000	12,920,388
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	3,775,000	3,853,131
		17,505,056
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	2,800,000	2,729,668
7.00%, due 4/15/28	1,000,000	1,021,801
8.25%, due 4/15/31	1,300,000	1,371,809
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	7,973,000	7,762,979
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	11,976,000	11,960,506
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	11,645,000	11,704,541
Phinia, Inc.
6.75%, due 4/15/29 (a)	3,060,000	3,089,507
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	9,125,000	7,995,419
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,095,000	5,561,310
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	1,650,000	1,711,381
7.125%, due 4/14/30	1,750,000	1,844,005
		56,752,926

	Principal Amount	Value
Corporate Bonds
Beverages 0.0% ‡
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (a)	$ 1,500,000	$ 1,379,364
Building Materials 1.4%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	3,000,000	3,044,358
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	7,000,000	7,067,151
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,804,691
Knife River Corp.
7.75%, due 5/1/31 (a)	3,765,000	3,941,379
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	2,500,000	2,394,979
Summit Materials LLC (a)
5.25%, due 1/15/29	4,380,000	4,268,035
6.50%, due 3/15/27	5,635,000	5,621,004
7.25%, due 1/15/31	2,405,000	2,499,726
		36,641,323
Chemicals 3.2%
ASP Unifrax Holdings, Inc. (a)
5.25%, due 9/30/28	5,505,000	3,550,056
7.50%, due 9/30/29	5,990,000	3,296,952
Avient Corp. (a)
5.75%, due 5/15/25	2,000,000	1,991,078
7.125%, due 8/1/30	3,405,000	3,491,174
CVR Partners LP
6.125%, due 6/15/28 (a)	1,700,000	1,633,708
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,575,000	8,982,558
Innophos Holdings, Inc.
9.375%, due 2/15/28 (a)	7,096,000	5,918,625
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(c)	5,105,000	4,364,775
Mativ Holdings, Inc.
6.875%, due 10/1/26 (a)	3,000,000	2,978,288
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,038,621
8.50%, due 11/15/28	2,985,000	3,177,141
9.00%, due 2/15/30	5,075,000	5,236,187
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	1,955,000	1,974,796
9.75%, due 11/15/28	7,825,000	8,335,320
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	5,500,000	5,123,362
6.625%, due 5/1/29	6,080,000	5,629,202

	Principal Amount	Value
Corporate Bonds
Chemicals
SCIL IV LLC
5.375%, due 11/1/26 (a)	$ 3,700,000	$ 3,590,963
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	9,314,760
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	1,360,000	1,377,086
		85,004,652
Coal 0.2%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	2,740,000	2,854,742
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,344,633
		4,199,375
Commercial Services 2.0%
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,430,000	2,307,990
Gartner, Inc.
3.75%, due 10/1/30 (a)	3,500,000	3,132,987
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,107,000	11,000,177
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,809,212
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,995,000	7,564,088
Service Corp. International
4.00%, due 5/15/31	6,650,000	5,891,609
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	1,750,000	1,795,665
United Rentals North America, Inc.
3.75%, due 1/15/32	2,000,000	1,745,971
3.875%, due 2/15/31	3,500,000	3,136,016
4.875%, due 1/15/28	1,000,000	973,155
5.50%, due 5/15/27	500,000	498,522
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	5,020,000	4,747,770
6.125%, due 6/15/25	4,705,000	4,683,125
7.375%, due 10/1/31	1,500,000	1,559,031
WW International, Inc.
4.50%, due 4/15/29 (a)	2,940,000	1,161,062
		54,006,380
Computers 0.1%
McAfee Corp.
7.375%, due 2/15/30 (a)	4,310,000	3,952,470

	Principal Amount	Value
Corporate Bonds
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	$ 6,780,000	$ 6,221,166
5.50%, due 6/1/28	4,000,000	3,909,964
		10,131,130
Distribution & Wholesale 0.8%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	5,540,000	5,514,667
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	5,450,000	5,457,710
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	3,120,000	2,856,308
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,020,046
7.75%, due 3/15/31	6,565,000	6,868,585
		21,717,316
Diversified Financial Services 2.4%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	6,787,000	7,026,031
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,580,000	4,359,861
10.00%, due 8/15/30	2,500,000	2,730,682
Credit Acceptance Corp.
6.625%, due 3/15/26	8,465,000	8,460,707
Enact Holdings, Inc.
6.50%, due 8/15/25 (a)	5,595,000	5,593,881
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	10,185,000	9,365,998
LPL Holdings, Inc. (a)
4.00%, due 3/15/29	5,300,000	4,872,816
4.375%, due 5/15/31	3,375,000	3,071,728
4.625%, due 11/15/27	3,865,000	3,709,174
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	1,450,000	1,499,156
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,413,060
5.75%, due 9/15/31	1,500,000	1,391,357
StoneX Group, Inc. (a)
7.875%, due 3/1/31	8,415,000	8,537,405
8.625%, due 6/15/25	1,298,000	1,303,605
		64,335,461
Electric 2.4%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	4,050,000	3,849,699
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,684,364

	Principal Amount	Value
Corporate Bonds
Electric
Keystone Power Pass-Through Holders LLC
13.00%, due 6/1/24 (a)(b)	$ 2,738,582	$ 1,755,431
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	3,331,000	2,858,245
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (a)	4,000,000	3,730,457
NRG Energy, Inc.
6.625%, due 1/15/27	2,555,000	2,556,275
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	4,205,000	3,919,671
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,593,804
5.25%, due 7/1/30	3,840,000	3,648,899
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	13,400,000	14,329,339
TransAlta Corp.
7.75%, due 11/15/29	3,300,000	3,430,314
Vistra Corp. (a)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,655,000	2,628,837
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	7,800,000	7,976,023
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	3,300,000	3,195,477
		64,156,835
Electrical Components & Equipment 0.7%
EnerSys
6.625%, due 1/15/32 (a)	1,900,000	1,913,792
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	4,060,000	4,101,741
6.625%, due 3/15/32	4,395,000	4,466,146
7.125%, due 6/15/25	4,535,000	4,537,940
7.25%, due 6/15/28	2,500,000	2,552,343
		17,571,962
Engineering & Construction 0.7%
Artera Services LLC
8.50%, due 2/15/31 (a)	4,310,000	4,418,797
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	4,100,000	3,647,738
Railworks Holdings LP
8.25%, due 11/15/28 (a)	2,495,000	2,475,451
TopBuild Corp.
4.125%, due 2/15/32 (a)	2,000,000	1,770,384
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,800,000	5,362,091
		17,674,461

	Principal Amount	Value
Corporate Bonds
Entertainment 3.7%
Affinity Interactive
6.875%, due 12/15/27 (a)	$ 3,939,000	$ 3,680,554
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,145,000	3,842,300
Caesars Entertainment, Inc. (a)
6.50%, due 2/15/32	3,515,000	3,545,953
7.00%, due 2/15/30	3,500,000	3,592,697
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	2,170,000	2,167,988
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	13,847,000	13,181,847
5.50%, due 4/1/27	9,376,000	9,202,901
5.75%, due 4/1/30	6,190,000	5,975,218
6.75%, due 5/1/31	3,340,000	3,358,657
International Game Technology plc
6.25%, due 1/15/27 (a)	7,225,000	7,277,230
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	6,285,087
6.75%, due 2/15/29	2,325,000	2,239,649
Light & Wonder International, Inc.
7.50%, due 9/1/31 (a)	4,400,000	4,575,573
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (a)	6,855,000	6,929,918
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	2,800,000	2,821,081
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	10,940,000	10,838,449
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,280,000	2,111,181
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,348,785
Vail Resorts, Inc.
6.25%, due 5/15/25 (a)	2,800,000	2,800,739
		98,775,807
Food 1.1%
B&G Foods, Inc.
5.25%, due 4/1/25	1,649,000	1,639,821
8.00%, due 9/15/28 (a)	3,250,000	3,384,254
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	4,850,795
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,053,050
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	10,530,000	9,305,479
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,590,000	5,473,617
		29,707,016

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper 1.5%
Mercer International, Inc.
5.125%, due 2/1/29	$ 15,935,000	$ 14,006,428
5.50%, due 1/15/26	4,495,000	4,369,674
12.875%, due 10/1/28 (a)	4,235,000	4,626,776
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	15,843,000	16,212,025
		39,214,903
Gas 0.3%
AmeriGas Partners LP
5.75%, due 5/20/27	1,500,000	1,465,147
5.875%, due 8/20/26	6,385,000	6,374,425
		7,839,572
Hand & Machine Tools 0.4%
Regal Rexnord Corp. (a)
6.05%, due 2/15/26	1,750,000	1,759,039
6.05%, due 4/15/28	1,750,000	1,774,086
6.30%, due 2/15/30	1,550,000	1,586,747
6.40%, due 4/15/33	1,000,000	1,037,126
Werner FinCo. LP (a)
11.50%, due 6/15/28	1,000,000	1,091,855
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	4,323,312	4,009,872
		11,258,725
Healthcare-Products 1.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	8,485,000	8,779,090
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	7,617,633
4.625%, due 2/1/28	2,000,000	1,925,474
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,350,000	4,686,051
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,022,332
4.625%, due 11/15/27	3,500,000	3,366,266
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	5,237,000	5,309,040
		40,705,886
Healthcare-Services 4.6%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,750,000	1,662,846
5.50%, due 7/1/28	1,850,000	1,800,951
Catalent Pharma Solutions, Inc. (a)
3.125%, due 2/15/29	5,695,000	5,442,022
3.50%, due 4/1/30	1,150,000	1,095,271
5.00%, due 7/15/27	4,500,000	4,431,240

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	$ 2,500,000	$ 2,038,531
DaVita, Inc. (a)
3.75%, due 2/15/31	2,700,000	2,260,607
4.625%, due 6/1/30	4,000,000	3,581,136
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,238,311
4.625%, due 4/1/31	3,875,000	3,523,153
4.75%, due 2/1/30	7,650,000	7,167,725
HCA, Inc.
5.375%, due 2/1/25	6,530,000	6,511,040
5.875%, due 2/15/26	7,600,000	7,632,469
7.50%, due 11/6/33	10,500,000	11,745,365
7.58%, due 9/15/25	3,507,000	3,588,844
7.69%, due 6/15/25	9,035,000	9,142,715
8.36%, due 4/15/24	4,450,000	4,453,266
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	2,650,000	2,444,989
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,803,458
6.50%, due 5/15/30	2,000,000	2,041,030
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,900,000	4,037,357
11.00%, due 10/15/30	5,025,000	5,370,675
ModivCare, Inc.
5.875%, due 11/15/25 (a)	2,500,000	2,434,630
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (a)	12,915,000	12,932,384
Select Medical Corp.
6.25%, due 8/15/26 (a)	2,000,000	2,003,712
Tenet Healthcare Corp.
6.75%, due 5/15/31 (a)	2,500,000	2,545,575
		123,929,302
Holding Companies-Diversified 0.9%
Benteler International AG
10.50%, due 5/15/28 (a)	9,735,000	10,527,896
Stena International SA (a)
7.25%, due 1/15/31	7,325,000	7,306,343
7.625%, due 2/15/31	5,355,000	5,419,469
		23,253,708
Home Builders 1.8%
Adams Homes, Inc.
7.50%, due 2/15/25 (a)	1,500,000	1,499,473
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,450,000	4,353,557

	Principal Amount	Value
Corporate Bonds
Home Builders
Century Communities, Inc.
3.875%, due 8/15/29 (a)	$ 4,370,000	$ 3,934,469
6.75%, due 6/1/27	6,775,000	6,802,324
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,945,000	6,759,442
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,523,932
4.95%, due 2/1/28	3,000,000	2,861,592
Meritage Homes Corp.
3.875%, due 4/15/29 (a)	2,223,000	2,042,568
Shea Homes LP
4.75%, due 2/15/28	7,300,000	6,943,370
4.75%, due 4/1/29	1,628,000	1,534,222
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,335,443
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,785,000	6,716,908
		48,307,300
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,020,000	1,812,138
4.125%, due 4/30/31 (a)	4,323,000	3,810,380
		5,622,518
Housewares 0.5%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	6,500,000	5,605,174
4.375%, due 2/1/32	3,235,000	2,789,015
4.50%, due 10/15/29	6,400,000	5,791,958
		14,186,147
Insurance 1.2%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	5,500,000	5,090,604
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,473,104
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	1,000,000	991,567
HUB International Ltd. (a)
7.25%, due 6/15/30	2,140,000	2,199,272
7.375%, due 1/31/32	1,300,000	1,308,754
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,516,101
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	4,500,000	4,545,126
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	3,950,000	4,016,004

	Principal Amount	Value
Corporate Bonds
Insurance
Ryan Specialty LLC
4.375%, due 2/1/30 (a)	$ 1,000,000	$ 934,628
USI, Inc.
7.50%, due 1/15/32 (a)	2,710,000	2,714,992
		32,790,152
Internet 1.3%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,860,000	5,697,577
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	4,100,000	4,158,712
Netflix, Inc.
5.875%, due 11/15/28	6,500,000	6,756,931
Uber Technologies, Inc.
7.50%, due 9/15/27 (a)	6,065,000	6,210,609
VeriSign, Inc.
4.75%, due 7/15/27	6,000,000	5,909,458
5.25%, due 4/1/25	6,809,000	6,780,104
		35,513,391
Investment Companies 0.6%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	1,810,000	1,617,697
5.25%, due 4/15/29	7,000,000	6,650,927
Icahn Enterprises LP
5.25%, due 5/15/27	4,000,000	3,614,963
6.25%, due 5/15/26	4,000,000	3,861,300
		15,744,887
Iron & Steel 1.4%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,510,770
Big River Steel LLC
6.625%, due 1/31/29 (a)	7,595,000	7,637,714
Mineral Resources Ltd. (a)
8.125%, due 5/1/27	12,500,000	12,645,218
8.50%, due 5/1/30	4,625,000	4,763,921
9.25%, due 10/1/28	5,480,000	5,771,534
		38,329,157
Leisure Time 1.8%
Carnival Corp. (a)
4.00%, due 8/1/28	8,500,000	7,917,707
5.75%, due 3/1/27	13,600,000	13,460,403
6.00%, due 5/1/29	7,280,000	7,183,247
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	5,500,000	5,999,724
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	2,000,000	1,875,759

	Principal Amount	Value
Corporate Bonds
Leisure Time
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	$ 2,000,000	$ 1,971,796
5.50%, due 4/1/28	5,000,000	4,942,019
7.25%, due 1/15/30	3,450,000	3,584,488
		46,935,143
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,203,599
4.75%, due 6/15/31 (a)	13,995,000	12,860,665
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	9,375,610
4.875%, due 1/15/30	9,020,000	8,648,384
5.75%, due 5/1/28 (a)	2,200,000	2,196,730
6.125%, due 4/1/32 (a)	2,000,000	2,008,508
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	3,030,000	2,656,171
Station Casinos LLC
4.50%, due 2/15/28 (a)	1,500,000	1,413,052
		50,362,719
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	2,150,000	2,029,789
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	6,285,134
		8,314,923
Machinery-Diversified 0.7%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(g)(h)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,115,338
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	3,540,000	3,838,068
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	3,053,000	2,993,256
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	9,040,000	8,733,451
		18,680,113
Media 6.4%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	4,175,000	3,729,719
Cable One, Inc.
4.00%, due 11/15/30 (a)	5,650,000	4,409,411
CCO Holdings LLC
4.25%, due 2/1/31 (a)	12,120,000	9,897,796

	Principal Amount	Value
Corporate Bonds
Media
CCO Holdings LLC
4.25%, due 1/15/34 (a)	$ 6,565,000	$ 4,955,616
4.50%, due 8/15/30 (a)	10,500,000	8,799,496
4.50%, due 5/1/32	11,250,000	9,040,435
4.75%, due 3/1/30 (a)	7,715,000	6,624,413
5.00%, due 2/1/28 (a)	8,550,000	7,959,238
5.125%, due 5/1/27 (a)	12,000,000	11,433,258
5.375%, due 6/1/29 (a)	4,780,000	4,375,840
CSC Holdings LLC (a)
5.50%, due 4/15/27	1,000,000	894,714
5.75%, due 1/15/30	5,400,000	2,858,615
6.50%, due 2/1/29	3,090,000	2,618,190
7.50%, due 4/1/28	2,250,000	1,516,615
11.25%, due 5/15/28	3,405,000	3,374,161
11.75%, due 1/31/29	4,010,000	4,016,254
Directv Financing LLC (a)
5.875%, due 8/15/27	15,145,000	14,327,718
8.875%, due 2/1/30	5,015,000	5,002,888
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	4,895,000	4,099,433
6.75%, due 10/15/27	13,896,000	13,041,653
News Corp. (a)
3.875%, due 5/15/29	10,070,000	9,208,534
5.125%, due 2/15/32	3,885,000	3,648,351
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	4,805,000	3,820,786
Sirius XM Radio, Inc.
4.00%, due 7/15/28 (a)	2,750,000	2,515,896
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(f)(h)	7,000,000	6,508,600
Videotron Ltd. (a)
5.125%, due 4/15/27	3,835,000	3,753,717
5.375%, due 6/15/24	9,580,000	9,549,723
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	6,385,000	5,402,718
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	4,600,000	3,949,576
		171,333,364
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,206,984
6.375%, due 6/15/30	3,030,000	3,045,680
		5,252,664
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	4,670,000	4,757,114

	Principal Amount	Value
Corporate Bonds
Mining
Century Aluminum Co.
7.50%, due 4/1/28 (a)	$ 9,235,000	$ 9,199,281
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	7,640,000	7,385,934
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	4,300,000	4,130,826
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	4,615,000	4,424,700
8.625%, due 6/1/31	1,525,000	1,482,423
9.375%, due 3/1/29	4,350,000	4,506,230
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	9,760,000	8,955,560
		44,842,068
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,388,145
5.625%, due 7/1/27	7,240,000	7,131,271
Calderys Financing LLC
11.25%, due 6/1/28 (a)	2,260,000	2,431,331
Enpro, Inc.
5.75%, due 10/15/26	4,240,000	4,226,121
Hillenbrand, Inc.
5.75%, due 6/15/25	2,000,000	1,997,019
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	4,735,000	4,557,064
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	3,230,000	3,316,929
		26,047,880
Office Furnishings 0.2%
Interface, Inc.
5.50%, due 12/1/28 (a)	4,445,000	4,223,478
Oil & Gas 6.4%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	3,400,000	3,408,506
9.00%, due 11/1/27	2,684,000	3,377,948
California Resources Corp.
7.125%, due 2/1/26 (a)	3,000,000	3,017,661
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,319,832
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	3,500,000	3,337,749
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,015,000	6,348,279
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	10,805,000	10,922,450

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Gulfport Energy Corp.
8.00%, due 5/17/26	$ 394,094	$ 399,963
Gulfport Energy Operating Corp.
8.00%, due 5/17/26 (a)	8,284,024	8,407,398
HF Sinclair Corp. (a)
5.00%, due 2/1/28	2,845,000	2,763,795
6.375%, due 4/15/27	1,565,000	1,573,805
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,568,200
6.00%, due 4/15/30	1,000,000	979,108
Marathon Oil Corp.
4.40%, due 7/15/27	3,000,000	2,915,224
Matador Resources Co.
5.875%, due 9/15/26	7,550,000	7,550,808
6.50%, due 4/15/32 (a)	3,690,000	3,694,475
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (a)	2,095,000	2,092,726
Noble Finance II LLC
8.00%, due 4/15/30 (a)	1,985,000	2,067,675
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,237,648
6.45%, due 9/15/36	3,100,000	3,305,422
Parkland Corp. (a)
4.50%, due 10/1/29	5,500,000	5,087,051
4.625%, due 5/1/30	4,900,000	4,517,301
5.875%, due 7/15/27	3,630,000	3,598,545
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	5,700,000	5,634,425
6.875%, due 4/1/27	5,958,000	5,960,240
7.75%, due 2/15/26	5,640,000	5,713,077
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	932,350
8.25%, due 1/15/29	1,615,000	1,679,928
Rockcliff Energy II LLC
5.50%, due 10/15/29 (a)	9,910,000	9,273,981
Southwestern Energy Co.
5.375%, due 3/15/30	2,580,000	2,483,149
5.70%, due 1/23/25 (i)	1,008,000	1,003,276
8.375%, due 9/15/28	1,600,000	1,659,296
Sunoco LP
6.00%, due 4/15/27	2,000,000	1,992,011
Talos Production, Inc. (a)
9.00%, due 2/1/29	5,250,000	5,575,332
9.375%, due 2/1/31	6,000,000	6,396,348
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	2,630,000	2,699,448
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	6,180,300	6,187,395

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	$ 2,500,000	$ 2,601,778
Transocean, Inc.
8.75%, due 2/15/30 (a)	7,672,500	7,999,932
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	3,930,000	3,962,466
7.875%, due 4/15/32 (a)	2,075,000	2,107,926
10.125%, due 1/15/28	4,645,000	4,874,482
		171,228,409
Oil & Gas Services 0.9%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	8,135,000	7,962,299
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	6,438,627
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	2,921,176
Weatherford International Ltd. (a)
6.50%, due 9/15/28	3,801,000	3,920,302
8.625%, due 4/30/30	3,240,000	3,382,459
		24,624,863
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	2,810,000	2,754,356
5.375%, due 1/15/28	5,200,000	4,992,254
		7,746,610
Pharmaceuticals 2.9%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,396,000	3,328,089
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	2,949,705
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	1,750,000	779,785
11.00%, due 9/30/28	5,225,000	3,487,688
14.00%, due 10/15/30	347,000	199,626
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	5,750,000	5,923,029
Jazz Securities DAC
4.375%, due 1/15/29 (a)	8,790,000	8,188,216
Organon & Co. (a)
4.125%, due 4/30/28	7,400,000	6,895,997
5.125%, due 4/30/31	5,260,000	4,676,705
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	6,310,000	5,777,969
6.625%, due 4/1/30	9,835,000	9,761,375
Par Pharmaceutical, Inc.
8.50%, due 4/1/27 (a)(j)	16,391,000	10,745,191

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	$ 10,940,000	$ 9,524,884
5.125%, due 1/15/28	4,895,000	4,766,351
		77,004,610
Pipelines 4.7%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	2,000,000	1,974,958
5.75%, due 1/15/28	1,265,000	1,245,519
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,036,551
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,975,000	1,788,607
Energy Transfer LP
4.40%, due 3/15/27	3,978,000	3,892,669
8.00%, due 4/1/29 (a)	2,150,000	2,231,578
EQM Midstream Partners LP
5.50%, due 7/15/28	720,000	710,122
6.50%, due 7/1/27 (a)	1,850,000	1,866,361
7.50%, due 6/1/30 (a)	1,480,000	1,582,039
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,115,000	8,455,181
Genesis Energy LP
6.25%, due 5/15/26	3,596,000	3,573,314
7.75%, due 2/1/28	4,250,000	4,271,875
8.00%, due 1/15/27	9,870,000	9,984,768
8.25%, due 1/15/29	2,230,000	2,289,309
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	6,965,000	7,062,029
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	3,300,000	3,273,623
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	5,621,612
MPLX LP
4.875%, due 12/1/24	2,500,000	2,486,458
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	5,060,000	4,871,972
8.75%, due 3/15/29	2,000,000	1,992,376
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,220,316
Plains All American Pipeline LP
Series B
9.679% (3 Month SOFR + 4.372%), due 4/29/24 (d)(e)	14,265,000	14,174,798
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,069,997
Rockies Express Pipeline LLC
4.80%, due 5/15/30 (a)	1,500,000	1,386,560

	Principal Amount	Value
Corporate Bonds
Pipelines
Summit Midstream Holdings LLC
9.00%, due 10/15/26 (a)(i)	$ 3,720,000	$ 3,762,211
Tallgrass Energy Partners LP (a)
6.00%, due 3/1/27	2,750,000	2,707,147
7.375%, due 2/15/29	5,500,000	5,532,876
TransMontaigne Partners LP
6.125%, due 2/15/26	8,330,000	7,892,675
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	5,450,000	5,560,014
9.50%, due 2/1/29	4,975,000	5,362,368
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	1,962,215
		126,842,098
Real Estate Investment Trusts 1.9%
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,365,000	3,116,351
GLP Capital LP
5.30%, due 1/15/29	5,700,000	5,604,719
5.375%, due 4/15/26	956,000	947,673
MPT Operating Partnership LP
4.625%, due 8/1/29	5,500,000	4,221,079
5.00%, due 10/15/27	9,866,000	8,262,775
5.25%, due 8/1/26	1,825,000	1,670,651
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,081,000	1,943,136
4.75%, due 10/15/27	7,640,000	7,355,875
6.50%, due 4/1/32 (a)	5,850,000	5,869,744
7.25%, due 7/15/28 (a)	2,215,000	2,281,038
VICI Properties LP (a)
4.625%, due 6/15/25	2,800,000	2,757,059
5.75%, due 2/1/27	6,175,000	6,167,202
		50,197,302
Retail 6.1%
1011778 BC ULC (a)
3.875%, due 1/15/28	6,165,000	5,793,956
4.00%, due 10/15/30	14,205,000	12,656,679
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,409,108
4.625%, due 11/15/29 (a)	3,945,000	3,640,546
4.75%, due 3/1/30	5,212,000	4,800,085
5.00%, due 2/15/32 (a)	2,350,000	2,129,198
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	4,700,000	4,655,581
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	3,005,000	3,028,376

	Principal Amount	Value
Corporate Bonds
Retail
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	$ 4,165,000	$ 3,838,651
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	7,000,000	6,474,238
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	4,993,005
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	11,516,737
8.25%, due 8/1/31	4,265,000	4,461,860
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,845,268
5.625%, due 5/1/27	2,994,000	2,966,294
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	22,850,000	22,376,304
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	4,930,000	4,372,043
Patrick Industries, Inc. (a)
4.75%, due 5/1/29	1,795,000	1,676,751
7.50%, due 10/15/27	5,615,000	5,666,692
PetSmart, Inc.
7.75%, due 2/15/29 (a)	4,285,000	4,171,629
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,500,000	3,138,786
4.875%, due 11/15/31	3,210,000	2,810,078
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,074,892
4.625%, due 1/31/32	10,950,000	10,104,861
4.75%, due 1/15/30 (a)	9,687,000	9,187,772
5.375%, due 4/1/32	8,235,000	7,968,647
6.875%, due 11/15/37	2,000,000	2,200,660
		161,958,697
Software 4.0%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	4,405,000	4,331,077
Camelot Finance SA
4.50%, due 11/1/26 (a)	4,480,000	4,310,461
Central Parent LLC
8.00%, due 6/15/29 (a)	5,250,000	5,442,339
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	8,174,076
4.875%, due 7/1/29	16,500,000	15,264,661
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	3,219,000	3,183,089
MSCI, Inc. (a)
3.25%, due 8/15/33	2,000,000	1,647,665
3.625%, due 9/1/30	3,635,000	3,226,356
3.625%, due 11/1/31	2,800,000	2,430,049

	Principal Amount	Value
Corporate Bonds
Software
MSCI, Inc. (a)
3.875%, due 2/15/31	$ 9,700,000	$ 8,651,306
4.00%, due 11/15/29	8,000,000	7,397,729
Open Text Corp. (a)
3.875%, due 2/15/28	4,560,000	4,222,938
3.875%, due 12/1/29	2,500,000	2,227,500
6.90%, due 12/1/27	3,150,000	3,257,068
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	8,499,000	7,614,045
4.125%, due 12/1/31	1,500,000	1,316,386
PTC, Inc. (a)
3.625%, due 2/15/25	1,500,000	1,468,678
4.00%, due 2/15/28	9,236,000	8,631,677
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	5,885,000	5,754,103
UKG, Inc.
6.875%, due 2/1/31 (a)	4,290,000	4,370,339
Veritas US, Inc.
7.50%, due 9/1/25 (a)	4,390,000	4,025,028
		106,946,570
Telecommunications 2.6%
Connect Finco SARL
6.75%, due 10/1/26 (a)	14,105,000	13,826,780
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	1,000,000	928,213
5.875%, due 10/15/27	2,825,000	2,734,986
Level 3 Financing, Inc.
3.75%, due 7/15/29 (a)	1,500,000	667,500
Sprint Capital Corp.
6.875%, due 11/15/28	30,000,000	31,969,110
T-Mobile USA, Inc.
3.375%, due 4/15/29	1,500,000	1,387,246
4.75%, due 2/1/28	6,000,000	5,920,377
5.375%, due 4/15/27	8,875,000	8,913,109
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	3,200,000	3,209,263
		69,556,584
Transportation 0.9%
GN Bondco LLC
9.50%, due 10/15/31 (a)	5,220,000	5,210,667
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	5,899,193

	Principal Amount	Value
Corporate Bonds
Transportation
Watco Cos. LLC
6.50%, due 6/15/27 (a)	$ 14,453,000	$ 14,285,532
		25,395,392
Total Corporate Bonds (Cost $2,392,667,507)		2,315,494,926
Loan Assignments 5.7%
Aerospace & Defense 0.2%
Chromalloy Corp.
Term Loan
9.058%, due 3/21/31	6,100,000	6,069,500
Automobile 0.3%
Dealer Tire Financial LLC
Term Loan B3
9.08% (1 Month SOFR + 3.75%), due 12/14/27 (d)	3,950,100	3,974,788
Tenneco, Inc.
First Lien Term Loan B 10.402% - 10.419%
(3 Month SOFR + 4.75%, 3 Month SOFR + 5.00%), due 11/17/28 (d)	5,550,000	5,206,594
		9,181,382
Banking 0.1%
Jane Street Group LLC
2024 Repricing Term Loan
7.942% (1 Month SOFR + 2.50%), due 1/26/28 (d)	3,490,979	3,490,979
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 10/22/25 (d)	3,434,215	3,429,743
Capital Equipment 0.1%
TK Elevator Midco GmbH
USD Facility Term Loan B2
8.791%, due 4/30/30	3,850,000	3,860,426
Cargo Transport 0.2%
GN Loanco LLC
Term Loan B
9.827% (1 Month SOFR + 4.50%), due 12/19/30 (d)	5,480,444	5,393,097
Chemicals, Plastics & Rubber 0.4%
Innophos Holdings, Inc.
Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 2/5/27 (d)	1,824,000	1,814,880

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Jazz Pharmaceuticals plc
Additional Dollar Tranche Term Loan B1
8.445% (1 Month SOFR + 3.00%), due 5/5/28 (d)	$ 8,113,692	$ 8,150,877
		9,965,757
Electronics 0.1%
Camelot U.S. Acquisition LLC
Amendment No. 6 Refinancing Term Loan
8.077% (1 Month SOFR + 2.75%), due 1/31/31 (d)	2,500,000	2,497,918
Energy (Electricity) 0.1%
Talen Energy Supply LLC
Initial Term Loan B
9.826% (3 Month SOFR + 4.50%), due 5/17/30 (d)	2,377,037	2,384,466
Finance 0.6%
AAdvantage Loyality IP Ltd.
Initial Term Loan
10.329% (3 Month SOFR + 4.75%), due 4/20/28 (d)	1,700,000	1,764,280
Mativ Holdings, Inc.
Term Loan B
9.195% (1 Month SOFR + 3.75%), due 4/20/28 (d)	2,270,705	2,267,867
Osaic Holdings, Inc.
Term Loan B2
9.827% (1 Month SOFR + 4.50%), due 8/17/28 (d)	4,243,125	4,248,429
RealTruck Group, Inc. (d)
Initial Term Loan
8.945% (1 Month SOFR + 3.50%), due 1/31/28	3,306,266	3,271,137
Second Amendment Incremental Term Loan
10.445% (1 Month SOFR + 5.00%), due 1/31/28	2,550,000	2,524,500
Superannuation and Investments Finco Pty. Ltd.
Initial U.S. Term Loan
9.195% (1 Month SOFR + 3.75%), due 12/1/28 (d)	2,639,250	2,638,149
		16,714,362
Healthcare, Education & Childcare 0.3%
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
14.50% (1 Month PRIME + 6.00%), due 3/27/28 (d)	5,100,000	3,315,000
LifePoint Health, Inc.
2023 Refinancing Term Loan
11.087% (3 Month SOFR + 5.50%), due 11/16/28 (d)	4,250,000	4,256,375
		7,571,375
High Tech Industries 0.2%
Open Text Corp.
2023 Replacement Term Loan
8.177% (1 Month SOFR + 2.75%), due 1/31/30 (d)	4,588,825	4,589,780

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
Incremental Term Loan B1
8.04% (3 Month SOFR + 2.75%), due 2/6/31 (d)	$ 2,500,000	$ 2,498,750
Insurance 0.1%
USI, Inc.
2023 Term Loan B
8.302% (3 Month SOFR + 3.00%), due 11/22/29 (d)	3,383,000	3,382,472
Leisure, Amusement, Motion Pictures & Entertainment 0.3%
Carnival Corp. (d)
Initial Advance Term Loan
8.319% (1 Month SOFR + 3.00%), due 8/9/27	4,466,250	4,467,644
2021 Incremental Advance Term Loan B
8.695% (1 Month SOFR + 3.25%), due 10/18/28	3,323,500	3,323,500
		7,791,144
Media 0.3%
DIRECTV Financing LLC
2024 Refinancing Term Loan B
10.695% (1 Month SOFR + 5.25%), due 8/2/29 (d)	7,046,393	7,030,038
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.442% (1 Month SOFR + 4.00%), due 6/9/28 (d)	5,695,857	4,926,916
Oil & Gas 0.7%
New Fortress Energy, Inc.
Initial Term Loan
10.317% (3 Month SOFR + 5.00%), due 10/30/28 (d)	5,586,000	5,599,965
NGL Energy Operating LLC
Initial Term Loan
9.83% (1 Month SOFR + 4.50%), due 2/3/31 (d)	2,000,000	2,003,500
PetroQuest Energy LLC (b)(f)
Term Loan
15.00% (15.00% PIK), due 11/8/25 (c)	7,231,046	3,470,903
2020 Term Loan
15.00% (15.00% PIK) (1 Month LIBOR + 6.50%), due 9/19/26 (c)(d)	706,318	706,318
Term Loan
15.00% (1 Month LIBOR + 6.50%), due 1/1/28 (d)	919,199	919,199
Prairie Acquiror LP
Initial Term Loan B2
10.08% (1 Month SOFR + 4.75%), due 8/1/29 (d)	2,298,278	2,287,503

	Principal Amount	Value
Loan Assignments
Oil & Gas
TransMontaigne Operating Co. LP
Tranche Term Loan B
8.942% (1 Month SOFR + 3.50%), due 11/17/28 (d)	$ 3,323,500	$ 3,320,532
		18,307,920
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
Initial Term Loan
8.945% (1 Month SOFR + 3.50%), due 4/13/28 (d)	1,550,000	662,625
Retail 0.9%
Great Outdoors Group LLC
Term Loan B2
9.195% (1 Month SOFR + 3.75%), due 3/6/28 (d)	23,629,051	23,625,766
Services Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
9.942% (1 Month SOFR + 4.50%), due 9/29/28 (d)	2,212,964	2,216,653
Software 0.2%
Cloud Software Group, Inc. (d)
First Lien Term Loan A
9.909% (3 Month SOFR + 4.50%), due 9/29/28	2,966,351	2,951,890
First Lien Dollar Term Loan B
9.909% (3 Month SOFR + 4.50%), due 3/30/29	2,969,940	2,952,233
		5,904,123
Utilities 0.1%
PG&E Corp.
Term Loan
7.83% (1 Month SOFR + 2.50%), due 6/23/27 (d)	2,250,000	2,250,000
Total Loan Assignments (Cost $156,248,269)		153,745,192
Total Long-Term Bonds (Cost $2,567,992,215)		2,497,961,696

	Shares

Common Stocks 1.4%
Consumer Staples Distribution & Retail 0.0% ‡
ASG Warrant Corp. (b)(f)(k)	3,368	—
Distributors 0.0% ‡
ATD New Holdings, Inc. (k)	44,740	1,327,302

	Shares	Value
Common Stocks
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (b)(f)(k)	11,280	$ —
Electrical Equipment 0.1%
Energy Technologies, Inc. (b)(f)(k)	4,822	1,509,286
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (k)	161,661	3,229,987
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (h)	115,826	1,331,999
Oil, Gas & Consumable Fuels 1.1%
Chord Energy Corp.	13,354	2,380,217
Gulfport Energy Corp. (k)	126,408	20,240,449
PetroQuest Energy, Inc. (b)(f)(k)	82,247	—
Talos Energy, Inc. (k)	550,880	7,673,758
		30,294,424
Total Common Stocks (Cost $66,664,195)		37,692,998
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (b)(f)(k)	10,741	9,666,900
Total Preferred Stock (Cost $10,297,701)		9,666,900

	Number of Warrants

Warrants 0.0% ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (k)	9,742	190,554
Total Warrants (Cost $3,897)		190,554
Total Investments (Cost $2,644,958,008)	95.2%	2,545,512,148
Other Assets, Less Liabilities	4.8	128,161,036
Net Assets	100.0%	$ 2,673,673,184

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of March 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $41,516,233, which represented 1.6% of the Portfolio’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Step coupon—Rate shown was the rate in effect as of March 31, 2024.
(j)	Issue in default.
(k)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 28,721,578	$ —	$ 28,721,578
Corporate Bonds	—	2,307,230,895	8,264,031	2,315,494,926
Loan Assignments	—	148,648,772	5,096,420	153,745,192
Total Long-Term Bonds	—	2,484,601,245	13,360,451	2,497,961,696
Common Stocks	33,524,411	2,659,301	1,509,286	37,692,998
Preferred Stock	—	—	9,666,900	9,666,900
Warrants	190,554	—	—	190,554
Total Investments in Securities	$ 33,714,965	$ 2,487,260,546	$ 24,536,637	$ 2,545,512,148

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP PineStone International Equity Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Australia 1.9%
Commonwealth Bank of Australia (Banks)	117,309	$ 9,199,320
Canada 3.1%
Canadian National Railway Co. (Ground Transportation)	116,518	15,346,586
Denmark 7.4%
Novo Nordisk A/S, Class B (Pharmaceuticals)	285,830	36,613,658
France 16.6%
Air Liquide SA (Chemicals)	100,610	20,931,451
EssilorLuxottica SA (Health Care Equipment & Supplies)	89,853	20,327,880
L'Oreal SA (Personal Care Products)	35,467	16,784,316
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	26,741	24,051,851
		82,095,498
Germany 5.1%
Rational AG (Machinery)	9,174	7,907,999
SAP SE (Software)	88,385	17,207,611
		25,115,610
India 1.6%
HDFC Bank Ltd., ADR (Banks)	145,606	8,149,568
Japan 6.7%
Keyence Corp. (Electronic Equipment, Instruments & Components)	38,100	17,640,567
Shimano, Inc. (Leisure Products)	62,200	9,288,089
Unicharm Corp. (Household Products)	201,600	6,417,693
		33,346,349
Netherlands 4.5%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	23,101	22,235,867
Switzerland 10.3%
Alcon, Inc. (Health Care Equipment & Supplies)	145,238	12,036,467
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	109,643	16,716,652
Geberit AG (Registered) (Building Products)	16,241	9,598,551
Schindler Holding AG (Machinery)	49,542	12,475,454
		50,827,124
Taiwan 7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	263,533	35,853,665
United Kingdom 23.9%
Ashtead Group plc (Trading Companies & Distributors)	142,963	10,176,858
Bunzl plc (Trading Companies & Distributors)	237,174	9,124,162
Diageo plc (Beverages)	409,362	15,115,364
Howden Joinery Group plc (Trading Companies & Distributors)	1,111,305	12,719,081
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	200,466	20,853,757
Intertek Group plc (Professional Services)	157,516	9,910,620
London Stock Exchange Group plc (Capital Markets)	194,037	23,241,371
Spirax-Sarco Engineering plc (Machinery)	70,914	8,995,162

	Shares	Value
Common Stocks
United Kingdom
Unilever plc (Personal Care Products)	163,474	$ 8,204,450
		118,340,825
United States 11.3%
Aon plc, Class A (Insurance)	28,932	9,655,187
Nestle SA (Registered) (Food Products)	219,686	23,324,205
Roche Holding AG (Pharmaceuticals)	25,884	6,592,621
S&P Global, Inc. (Capital Markets)	37,929	16,136,893
		55,708,906
Total Common Stocks (Cost $430,992,811)		492,832,976
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 5.25% (a)	779,027	779,027
Total Short-Term Investment (Cost $779,027)		779,027
Total Investments (Cost $431,771,838)	99.9%	493,612,003
Other Assets, Less Liabilities	0.1	626,333
Net Assets	100.0%	$ 494,238,336

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 83	$ 19,170	$ (18,474)	$ —	$ —	$ 779	$ 10	$ —	779
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$ —	$ 36,613,658	$ —	$ 36,613,658
All Other Countries	456,219,318	—	—	456,219,318
Total Common Stocks	456,219,318	36,613,658	—	492,832,976
Short-Term Investment
Affiliated Investment Company	779,027	—	—	779,027
Total Investments in Securities	$ 456,998,345	$ 36,613,658	$ —	$ 493,612,003

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 1.5%
Axon Enterprise, Inc. (a)	6,542	$ 2,046,861
Boeing Co. (The) (a)	53,287	10,283,858
General Dynamics Corp.	21,094	5,958,844
Howmet Aerospace, Inc.	36,329	2,485,993
Huntington Ingalls Industries, Inc.	3,678	1,072,027
L3Harris Technologies, Inc.	17,610	3,752,691
Lockheed Martin Corp.	19,982	9,089,212
Northrop Grumman Corp.	13,104	6,272,361
RTX Corp.	123,277	12,023,206
Textron, Inc.	18,204	1,746,310
TransDigm Group, Inc.	5,166	6,362,445
		61,093,808
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	10,834	824,901
Expeditors International of Washington, Inc.	13,503	1,641,560
FedEx Corp.	21,360	6,188,846
United Parcel Service, Inc., Class B	67,198	9,987,639
		18,642,946
Automobile Components 0.1%
Aptiv plc (a)	25,925	2,064,926
BorgWarner, Inc.	21,349	741,665
		2,806,591
Automobiles 1.3%
Ford Motor Co.	362,611	4,815,474
General Motors Co.	107,259	4,864,196
Tesla, Inc. (a)	257,434	45,254,323
		54,933,993
Banks 3.3%
Bank of America Corp.	639,686	24,256,893
Citigroup, Inc.	176,819	11,182,034
Citizens Financial Group, Inc.	43,301	1,571,393
Comerica, Inc.	12,248	673,518
Fifth Third Bancorp	63,250	2,353,532
Huntington Bancshares, Inc.	134,491	1,876,149
JPMorgan Chase & Co.	268,606	53,801,782
KeyCorp	86,956	1,374,774
M&T Bank Corp.	15,437	2,245,157
PNC Financial Services Group, Inc. (The)	36,981	5,976,130
Regions Financial Corp.	85,850	1,806,284
Truist Financial Corp.	123,919	4,830,363
U.S. Bancorp	144,663	6,466,436
Wells Fargo & Co.	334,373	19,380,259
		137,794,704

	Shares	Value
Common Stocks
Beverages 1.4%
Brown-Forman Corp., Class B	16,800	$ 867,216
Coca-Cola Co. (The)	361,523	22,117,977
Constellation Brands, Inc., Class A	14,946	4,061,725
Keurig Dr Pepper, Inc.	96,766	2,967,813
Molson Coors Beverage Co., Class B	17,198	1,156,565
Monster Beverage Corp. (a)	68,634	4,068,624
PepsiCo, Inc.	127,699	22,348,602
		57,588,522
Biotechnology 1.9%
AbbVie, Inc.	164,038	29,871,320
Amgen, Inc.	49,705	14,132,126
Biogen, Inc. (a)	13,458	2,901,948
Gilead Sciences, Inc.	115,767	8,479,933
Incyte Corp. (a)	17,276	984,214
Moderna, Inc. (a)	30,809	3,283,007
Regeneron Pharmaceuticals, Inc. (a)	9,815	9,446,839
Vertex Pharmaceuticals, Inc. (a)	23,943	10,008,413
		79,107,800
Broadline Retail 3.8%
Amazon.com, Inc. (a)	849,288	153,194,570
eBay, Inc.	48,203	2,544,154
Etsy, Inc. (a)	11,122	764,304
		156,503,028
Building Products 0.5%
A O Smith Corp.	11,408	1,020,560
Allegion plc	8,153	1,098,291
Builders FirstSource, Inc. (a)	11,461	2,390,191
Carrier Global Corp.	77,625	4,512,341
Johnson Controls International plc	63,318	4,135,932
Masco Corp.	20,419	1,610,651
Trane Technologies plc	21,143	6,347,128
		21,115,094
Capital Markets 2.8%
Ameriprise Financial, Inc.	9,310	4,081,876
Bank of New York Mellon Corp. (The)	70,551	4,065,149
BlackRock, Inc.	12,992	10,831,430
Blackstone, Inc.	66,836	8,780,245
Cboe Global Markets, Inc.	9,804	1,801,289
Charles Schwab Corp. (The)	138,271	10,002,524
CME Group, Inc.	33,447	7,200,805
FactSet Research Systems, Inc.	3,539	1,608,086
Franklin Resources, Inc.	27,886	783,876
Goldman Sachs Group, Inc. (The)	30,299	12,655,589
Intercontinental Exchange, Inc.	53,202	7,311,551
Invesco Ltd.	41,753	692,682

	Shares	Value
Common Stocks
Capital Markets
MarketAxess Holdings, Inc.	3,520	$ 771,760
Moody's Corp.	14,622	5,746,885
Morgan Stanley	116,398	10,960,036
MSCI, Inc.	7,348	4,118,187
Nasdaq, Inc.	31,616	1,994,970
Northern Trust Corp.	19,058	1,694,637
Raymond James Financial, Inc.	17,479	2,244,653
S&P Global, Inc.	29,852	12,700,533
State Street Corp.	28,054	2,169,135
T. Rowe Price Group, Inc.	20,803	2,536,302
		114,752,200
Chemicals 1.6%
Air Products and Chemicals, Inc.	20,654	5,003,845
Albemarle Corp. (b)	10,899	1,435,834
Celanese Corp.	9,301	1,598,470
CF Industries Holdings, Inc.	17,745	1,476,561
Corteva, Inc.	65,203	3,760,257
Dow, Inc.	65,251	3,779,990
DuPont de Nemours, Inc.	39,962	3,063,886
Eastman Chemical Co.	10,898	1,092,198
Ecolab, Inc.	23,578	5,444,160
FMC Corp.	11,587	738,092
International Flavors & Fragrances, Inc.	23,709	2,038,737
Linde plc	45,052	20,918,545
LyondellBasell Industries NV, Class A	23,781	2,432,321
Mosaic Co. (The)	30,355	985,323
PPG Industries, Inc.	21,900	3,173,310
Sherwin-Williams Co. (The)	21,879	7,599,233
		64,540,762
Commercial Services & Supplies 0.6%
Cintas Corp.	8,006	5,500,362
Copart, Inc. (a)	81,186	4,702,293
Republic Services, Inc.	19,002	3,637,743
Rollins, Inc.	26,074	1,206,444
Veralto Corp.	20,375	1,806,448
Waste Management, Inc.	34,054	7,258,610
		24,111,900
Communications Equipment 0.8%
Arista Networks, Inc. (a)	23,413	6,789,302
Cisco Systems, Inc.	377,541	18,843,071
F5, Inc. (a)	5,464	1,035,920
Juniper Networks, Inc.	29,909	1,108,427
Motorola Solutions, Inc.	15,420	5,473,792
		33,250,512

	Shares	Value
Common Stocks
Construction & Engineering 0.1%
Quanta Services, Inc.	13,499	$ 3,507,040
Construction Materials 0.2%
Martin Marietta Materials, Inc.	5,743	3,525,857
Vulcan Materials Co.	12,341	3,368,106
		6,893,963
Consumer Finance 0.5%
American Express Co.	53,132	12,097,625
Capital One Financial Corp.	35,343	5,262,220
Discover Financial Services	23,224	3,044,434
Synchrony Financial	37,800	1,629,936
		22,034,215
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	41,227	30,204,137
Dollar General Corp.	20,394	3,182,688
Dollar Tree, Inc. (a)	19,231	2,560,608
Kroger Co. (The)	61,495	3,513,209
Sysco Corp.	46,254	3,754,900
Target Corp.	42,893	7,601,068
Walgreens Boots Alliance, Inc.	66,503	1,442,450
Walmart, Inc.	397,719	23,930,752
		76,189,812
Containers & Packaging 0.2%
Amcor plc	134,238	1,276,603
Avery Dennison Corp.	7,479	1,669,687
Ball Corp.	29,284	1,972,570
International Paper Co.	32,137	1,253,986
Packaging Corp. of America	8,265	1,568,532
Westrock Co.	23,875	1,180,619
		8,921,997
Distributors 0.1%
Genuine Parts Co.	13,021	2,017,343
LKQ Corp.	24,853	1,327,399
Pool Corp.	3,592	1,449,372
		4,794,114
Diversified Telecommunication Services 0.7%
AT&T, Inc.	664,313	11,691,909
Verizon Communications, Inc.	390,622	16,390,499
		28,082,408
Electric Utilities 1.5%
Alliant Energy Corp.	23,700	1,194,480
American Electric Power Co., Inc.	48,860	4,206,846
Constellation Energy Corp.	29,674	5,485,239

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	71,634	$ 6,927,724
Edison International	35,638	2,520,676
Entergy Corp.	19,641	2,075,661
Evergy, Inc.	21,336	1,138,916
Eversource Energy	32,444	1,939,178
Exelon Corp.	92,487	3,474,737
FirstEnergy Corp.	47,964	1,852,370
NextEra Energy, Inc.	190,626	12,182,908
NRG Energy, Inc.	20,968	1,419,324
PG&E Corp.	198,152	3,321,027
Pinnacle West Capital Corp.	10,532	787,056
PPL Corp.	68,461	1,884,731
Southern Co. (The)	101,330	7,269,414
Xcel Energy, Inc.	51,250	2,754,687
		60,434,974
Electrical Equipment 0.7%
AMETEK, Inc.	21,444	3,922,108
Eaton Corp. plc	37,099	11,600,115
Emerson Electric Co.	53,117	6,024,530
Generac Holdings, Inc. (a)	5,706	719,755
Hubbell, Inc.	4,981	2,067,364
Rockwell Automation, Inc.	10,650	3,102,664
		27,436,536
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	55,733	6,428,802
CDW Corp.	12,442	3,182,415
Corning, Inc.	71,316	2,350,575
Jabil, Inc.	11,850	1,587,307
Keysight Technologies, Inc. (a)	16,229	2,537,891
TE Connectivity Ltd.	28,691	4,167,081
Teledyne Technologies, Inc. (a)	4,382	1,881,280
Trimble, Inc. (a)	23,105	1,487,038
Zebra Technologies Corp., Class A (a)	4,770	1,437,869
		25,060,258
Energy Equipment & Services 0.3%
Baker Hughes Co.	92,993	3,115,266
Halliburton Co.	82,700	3,260,034
Schlumberger NV	132,620	7,268,902
		13,644,202
Entertainment 1.3%
Electronic Arts, Inc.	22,604	2,998,873
Live Nation Entertainment, Inc. (a)	13,178	1,393,837
Netflix, Inc. (a)	40,208	24,419,524
Take-Two Interactive Software, Inc. (a)	14,732	2,187,555
Walt Disney Co. (The)	170,427	20,853,448

	Shares	Value
Common Stocks
Entertainment
Warner Bros Discovery, Inc. (a)	206,101	$ 1,799,262
		53,652,499
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B (a)	169,046	71,087,224
Corpay, Inc. (a)	6,706	2,069,069
Fidelity National Information Services, Inc.	55,048	4,083,461
Fiserv, Inc. (a)	55,764	8,912,202
Global Payments, Inc.	24,184	3,232,433
Jack Henry & Associates, Inc.	6,764	1,175,110
Mastercard, Inc., Class A	76,654	36,914,267
PayPal Holdings, Inc. (a)	99,576	6,670,596
Visa, Inc., Class A	146,947	41,009,969
		175,154,331
Food Products 0.8%
Archer-Daniels-Midland Co.	49,538	3,111,482
Bunge Global SA	13,494	1,383,405
Campbell Soup Co.	18,280	812,546
Conagra Brands, Inc.	44,392	1,315,779
General Mills, Inc.	52,763	3,691,827
Hershey Co. (The)	13,921	2,707,634
Hormel Foods Corp.	26,900	938,541
J M Smucker Co. (The)	9,857	1,240,701
Kellanova	24,495	1,403,319
Kraft Heinz Co. (The)	74,045	2,732,260
Lamb Weston Holdings, Inc.	13,414	1,428,993
McCormick & Co., Inc. (Non-Voting)	23,362	1,794,435
Mondelez International, Inc., Class A	125,102	8,757,140
Tyson Foods, Inc., Class A	26,604	1,562,453
		32,880,515
Gas Utilities 0.0% ‡
Atmos Energy Corp.	14,015	1,665,963
Ground Transportation 1.1%
CSX Corp.	183,604	6,806,200
JB Hunt Transport Services, Inc.	7,576	1,509,518
Norfolk Southern Corp.	20,987	5,348,957
Old Dominion Freight Line, Inc.	16,626	3,646,248
Uber Technologies, Inc. (a)	191,197	14,720,257
Union Pacific Corp.	56,655	13,933,164
		45,964,344
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	161,299	18,333,244
Align Technology, Inc. (a)	6,615	2,169,191
Baxter International, Inc.	47,183	2,016,601

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Becton Dickinson & Co.	26,842	$ 6,642,053
Boston Scientific Corp. (a)	136,113	9,322,379
Cooper Cos., Inc. (The)	18,465	1,873,459
Dentsply Sirona, Inc.	5,903	195,921
Dexcom, Inc. (a)	35,819	4,968,095
Edwards Lifesciences Corp. (a)	56,350	5,384,806
GE HealthCare Technologies, Inc.	37,654	3,423,125
Hologic, Inc. (a)	21,809	1,700,230
IDEXX Laboratories, Inc. (a)	7,718	4,167,180
Insulet Corp. (a)	6,485	1,111,529
Intuitive Surgical, Inc. (a)	32,735	13,064,211
Medtronic plc	123,539	10,766,424
ResMed, Inc.	13,661	2,705,288
STERIS plc	9,176	2,062,948
Stryker Corp.	31,417	11,243,202
Teleflex, Inc.	4,365	987,232
Zimmer Biomet Holdings, Inc.	19,409	2,561,600
		104,698,718
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	22,599	2,528,828
Cencora, Inc.	15,383	3,737,915
Centene Corp. (a)	49,659	3,897,238
Cigna Group (The)	27,177	9,870,415
CVS Health Corp.	116,924	9,325,858
DaVita, Inc. (a)	5,003	690,664
Elevance Health, Inc.	21,830	11,319,728
HCA Healthcare, Inc.	18,403	6,137,953
Henry Schein, Inc. (a)	12,073	911,753
Humana, Inc.	11,356	3,937,352
Laboratory Corp. of America Holdings	7,885	1,722,557
McKesson Corp.	12,209	6,554,402
Molina Healthcare, Inc. (a)	5,389	2,213,963
Quest Diagnostics, Inc.	10,313	1,372,764
UnitedHealth Group, Inc.	85,936	42,512,539
Universal Health Services, Inc., Class B	5,666	1,033,818
		107,767,747
Health Care REITs 0.2%
Healthpeak Properties, Inc.	65,773	1,233,244
Ventas, Inc.	37,372	1,627,177
Welltower, Inc.	51,423	4,804,965
		7,665,386
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	65,518	1,354,912

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A (a)	40,468	$ 6,675,601
Booking Holdings, Inc.	3,242	11,761,587
Caesars Entertainment, Inc. (a)	20,034	876,287
Carnival Corp. (a)	93,573	1,528,983
Chipotle Mexican Grill, Inc. (a)	2,548	7,406,450
Darden Restaurants, Inc.	11,095	1,854,529
Domino's Pizza, Inc.	3,240	1,609,891
Expedia Group, Inc. (a)	12,149	1,673,525
Hilton Worldwide Holdings, Inc.	23,428	4,997,427
Las Vegas Sands Corp.	34,310	1,773,827
Marriott International, Inc., Class A	22,921	5,783,198
McDonald's Corp.	67,392	19,001,174
MGM Resorts International (a)	25,380	1,198,190
Norwegian Cruise Line Holdings Ltd. (a)	39,512	826,986
Royal Caribbean Cruises Ltd. (a)	21,919	3,046,960
Starbucks Corp.	105,194	9,613,680
Wynn Resorts Ltd.	8,854	905,144
Yum! Brands, Inc.	26,108	3,619,874
		84,153,313
Household Durables 0.4%
DR Horton, Inc.	27,746	4,565,604
Garmin Ltd.	14,216	2,116,336
Lennar Corp., Class A	22,964	3,949,349
Mohawk Industries, Inc. (a)	4,909	642,539
NVR, Inc. (a)	297	2,405,688
PulteGroup, Inc.	19,708	2,377,179
		16,056,695
Household Products 1.2%
Church & Dwight Co., Inc.	22,883	2,386,926
Clorox Co. (The)	11,531	1,765,511
Colgate-Palmolive Co.	76,500	6,888,825
Kimberly-Clark Corp.	31,300	4,048,655
Procter & Gamble Co. (The)	218,621	35,471,257
		50,561,174
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	62,192	1,115,103
Industrial Conglomerates 0.9%
3M Co.	51,352	5,446,907
General Electric Co.	101,118	17,749,242
Honeywell International, Inc.	61,252	12,571,973
		35,768,122
Industrial REITs 0.3%
Prologis, Inc.	85,847	11,178,996

	Shares	Value
Common Stocks
Insurance 2.1%
Aflac, Inc.	48,910	$ 4,199,413
Allstate Corp. (The)	24,389	4,219,541
American International Group, Inc.	65,227	5,098,795
Aon plc, Class A	18,602	6,207,859
Arch Capital Group Ltd. (a)	34,470	3,186,407
Arthur J. Gallagher & Co.	20,143	5,036,556
Assurant, Inc.	4,826	908,446
Brown & Brown, Inc.	21,939	1,920,540
Chubb Ltd.	37,654	9,757,281
Cincinnati Financial Corp.	14,587	1,811,268
Everest Group Ltd.	4,031	1,602,323
Globe Life, Inc.	7,955	925,723
Hartford Financial Services Group, Inc. (The)	27,734	2,857,989
Loews Corp.	16,929	1,325,371
Marsh & McLennan Cos., Inc.	45,712	9,415,758
MetLife, Inc.	57,035	4,226,864
Principal Financial Group, Inc.	20,371	1,758,221
Progressive Corp. (The)	54,381	11,247,078
Prudential Financial, Inc.	33,541	3,937,713
Travelers Cos., Inc. (The)	21,202	4,879,428
W R Berkley Corp.	18,830	1,665,325
Willis Towers Watson plc	9,527	2,619,925
		88,807,824
Interactive Media & Services 6.1%
Alphabet, Inc. (a)
Class A	547,524	82,637,797
Class C	458,401	69,796,136

Match Group, Inc. (a)	25,245	915,889
Meta Platforms, Inc., Class A	204,408	99,256,437
		252,606,259
IT Services 1.2%
Accenture plc, Class A	58,254	20,191,419
Akamai Technologies, Inc. (a)	14,009	1,523,619
Cognizant Technology Solutions Corp., Class A	46,270	3,391,128
EPAM Systems, Inc. (a)	5,359	1,479,942
Gartner, Inc. (a)	7,240	3,451,091
International Business Machines Corp.	85,015	16,234,464
VeriSign, Inc. (a)	8,188	1,551,708
		47,823,371
Leisure Products 0.0% ‡
Hasbro, Inc.	12,113	684,627
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	27,227	3,961,801
Bio-Rad Laboratories, Inc., Class A (a)	1,944	672,371

	Shares	Value
Common Stocks
Life Sciences Tools & Services
Bio-Techne Corp.	14,605	$ 1,028,046
Charles River Laboratories International, Inc. (a)	4,764	1,290,806
Danaher Corp.	61,102	15,258,391
Illumina, Inc. (a)	14,749	2,025,333
IQVIA Holdings, Inc. (a)	16,956	4,288,003
Mettler-Toledo International, Inc. (a)	1,996	2,657,255
Revvity, Inc.	11,462	1,203,510
Thermo Fisher Scientific, Inc.	35,898	20,864,276
Waters Corp. (a)	5,491	1,890,167
West Pharmaceutical Services, Inc.	6,872	2,719,319
		57,859,278
Machinery 1.8%
Caterpillar, Inc.	47,300	17,332,139
Cummins, Inc.	13,175	3,882,014
Deere & Co.	24,193	9,937,033
Dover Corp.	12,992	2,302,053
Fortive Corp.	32,584	2,802,876
IDEX Corp.	7,024	1,713,996
Illinois Tool Works, Inc.	25,263	6,778,821
Ingersoll Rand, Inc.	37,610	3,571,070
Nordson Corp.	5,041	1,383,956
Otis Worldwide Corp.	37,671	3,739,600
PACCAR, Inc.	48,599	6,020,930
Parker-Hannifin Corp.	11,932	6,631,686
Pentair plc	15,352	1,311,675
Snap-on, Inc.	4,902	1,452,070
Stanley Black & Decker, Inc.	14,239	1,394,425
Westinghouse Air Brake Technologies Corp.	16,640	2,424,115
Xylem, Inc.	22,390	2,893,684
		75,572,143
Media 0.6%
Charter Communications, Inc., Class A (a)	9,175	2,666,530
Comcast Corp., Class A	368,151	15,959,346
Fox Corp.
Class A	22,233	695,226
Class B	12,253	350,681

Interpublic Group of Cos., Inc. (The)	35,572	1,160,714
News Corp.
Class A	35,347	925,385
Class B	10,663	288,541

Omnicom Group, Inc.	18,383	1,778,739
Paramount Global, Class B	44,809	527,402
		24,352,564
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	133,232	6,264,569
Newmont Corp.	107,079	3,837,711

	Shares	Value
Common Stocks
Metals & Mining
Nucor Corp.	22,841	$ 4,520,234
Steel Dynamics, Inc.	14,127	2,094,045
		16,716,559
Multi-Utilities 0.6%
Ameren Corp.	24,421	1,806,177
CenterPoint Energy, Inc.	58,626	1,670,255
CMS Energy Corp.	27,357	1,650,721
Consolidated Edison, Inc.	32,063	2,911,641
Dominion Energy, Inc.	77,748	3,824,424
DTE Energy Co.	19,182	2,151,070
NiSource, Inc.	38,381	1,061,618
Public Service Enterprise Group, Inc.	46,281	3,090,645
Sempra	58,471	4,199,972
WEC Energy Group, Inc.	29,296	2,405,788
		24,772,311
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	14,631	1,886,082
Boston Properties, Inc.	13,410	875,807
		2,761,889
Oil, Gas & Consumable Fuels 3.6%
APA Corp.	28,157	968,038
Chevron Corp.	161,149	25,419,643
ConocoPhillips	109,458	13,931,814
Coterra Energy, Inc.	69,861	1,947,725
Devon Energy Corp.	59,506	2,986,011
Diamondback Energy, Inc.	16,630	3,295,567
EOG Resources, Inc.	54,181	6,926,499
EQT Corp.	38,203	1,416,185
Exxon Mobil Corp.	368,949	42,886,632
Hess Corp.	25,575	3,903,768
Kinder Morgan, Inc.	179,605	3,293,956
Marathon Oil Corp.	54,355	1,540,421
Marathon Petroleum Corp.	34,191	6,889,487
Occidental Petroleum Corp.	61,153	3,974,333
ONEOK, Inc.	54,125	4,339,201
Phillips 66	39,952	6,525,760
Pioneer Natural Resources Co.	21,706	5,697,825
Targa Resources Corp.	20,709	2,319,201
Valero Energy Corp.	31,632	5,399,266
Williams Cos., Inc. (The)	113,026	4,404,623
		148,065,955
Passenger Airlines 0.2%
American Airlines Group, Inc. (a)	60,789	933,111
Delta Air Lines, Inc.	59,496	2,848,073
Southwest Airlines Co.	55,437	1,618,206

	Shares	Value
Common Stocks
Passenger Airlines
United Airlines Holdings, Inc. (a)	30,461	$ 1,458,473
		6,857,863
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	21,642	3,336,115
Kenvue, Inc.	160,131	3,436,411
		6,772,526
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	189,051	10,252,235
Catalent, Inc. (a)	16,793	947,965
Eli Lilly & Co.	74,089	57,638,278
Johnson & Johnson	223,662	35,381,092
Merck & Co., Inc.	235,438	31,066,044
Pfizer, Inc.	524,613	14,558,011
Viatris, Inc.	111,421	1,330,367
Zoetis, Inc.	42,657	7,217,991
		158,391,983
Professional Services 0.7%
Automatic Data Processing, Inc.	38,167	9,531,827
Broadridge Financial Solutions, Inc.	10,942	2,241,578
Dayforce, Inc. (a)	14,506	960,442
Equifax, Inc.	11,456	3,064,709
Jacobs Solutions, Inc.	11,674	1,794,644
Leidos Holdings, Inc.	12,771	1,674,151
Paychex, Inc.	29,754	3,653,791
Paycom Software, Inc.	4,464	888,381
Robert Half, Inc.	9,676	767,113
Verisk Analytics, Inc.	13,470	3,175,283
		27,751,919
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A (a)	27,630	2,686,741
CoStar Group, Inc. (a)	37,941	3,665,101
		6,351,842
Residential REITs 0.3%
AvalonBay Communities, Inc.	13,179	2,445,495
Camden Property Trust	9,916	975,734
Equity Residential	32,069	2,023,875
Essex Property Trust, Inc.	5,961	1,459,312
Invitation Homes, Inc.	53,426	1,902,500
Mid-America Apartment Communities, Inc.	10,838	1,426,064
UDR, Inc.	28,106	1,051,446
		11,284,426
Retail REITs 0.3%
Federal Realty OP LP	6,823	696,765

	Shares	Value
Common Stocks
Retail REITs
Kimco Realty Corp.	61,892	$ 1,213,702
Realty Income Corp.	77,269	4,180,253
Regency Centers Corp.	15,257	923,964
Simon Property Group, Inc.	30,281	4,738,673
		11,753,357
Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc. (a)	150,124	27,095,881
Analog Devices, Inc.	46,069	9,111,988
Applied Materials, Inc.	77,308	15,943,229
Broadcom, Inc.	40,886	54,190,713
Enphase Energy, Inc. (a)	12,613	1,525,921
First Solar, Inc. (a)	9,923	1,675,002
Intel Corp.	392,827	17,351,169
KLA Corp.	12,565	8,777,532
Lam Research Corp.	12,181	11,834,694
Microchip Technology, Inc.	50,208	4,504,160
Micron Technology, Inc.	102,565	12,091,388
Monolithic Power Systems, Inc.	4,462	3,022,648
NVIDIA Corp.	229,490	207,357,984
NXP Semiconductors NV	23,949	5,933,844
ON Semiconductor Corp. (a)	39,704	2,920,229
Qorvo, Inc. (a)	8,970	1,030,025
QUALCOMM, Inc.	103,689	17,554,548
Skyworks Solutions, Inc.	14,887	1,612,560
Teradyne, Inc.	14,199	1,602,073
Texas Instruments, Inc.	84,483	14,717,783
		419,853,371
Software 10.6%
Adobe, Inc. (a)	41,996	21,191,182
ANSYS, Inc. (a)	8,076	2,803,664
Autodesk, Inc. (a)	19,875	5,175,848
Cadence Design Systems, Inc. (a)	25,278	7,868,536
Fair Isaac Corp. (a)	2,309	2,885,349
Fortinet, Inc. (a)	59,218	4,045,182
Gen Digital, Inc.	52,075	1,166,480
Intuit, Inc.	26,009	16,905,850
Microsoft Corp.	690,368	290,451,625
Oracle Corp.	148,135	18,607,237
Palo Alto Networks, Inc. (a)	29,295	8,323,588
PTC, Inc. (a)	11,108	2,098,746
Roper Technologies, Inc.	9,925	5,566,337
Salesforce, Inc.	89,938	27,087,527
ServiceNow, Inc. (a)	19,047	14,521,433
Synopsys, Inc. (a)	14,171	8,098,726
Tyler Technologies, Inc. (a)	3,914	1,663,489
		438,460,799

	Shares	Value
Common Stocks
Specialized REITs 1.0%
American Tower Corp.	43,312	$ 8,558,018
Crown Castle, Inc.	40,294	4,264,314
Digital Realty Trust, Inc.	28,138	4,052,997
Equinix, Inc.	8,723	7,199,354
Extra Space Storage, Inc.	19,623	2,884,581
Iron Mountain, Inc.	27,119	2,175,215
Public Storage	14,703	4,264,752
SBA Communications Corp.	10,020	2,171,334
VICI Properties, Inc.	96,083	2,862,313
Weyerhaeuser Co.	67,800	2,434,698
		40,867,576
Specialty Retail 2.0%
AutoZone, Inc. (a)	1,607	5,064,701
Bath & Body Works, Inc.	20,992	1,050,020
Best Buy Co., Inc.	17,811	1,461,036
CarMax, Inc. (a)	14,673	1,278,165
Home Depot, Inc. (The)	92,471	35,471,876
Lowe's Cos., Inc.	53,434	13,611,243
O'Reilly Automotive, Inc. (a)	5,489	6,196,422
Ross Stores, Inc.	31,280	4,590,653
TJX Cos., Inc. (The)	105,888	10,739,161
Tractor Supply Co.	10,041	2,627,930
Ulta Beauty, Inc. (a)	4,512	2,359,235
		84,450,442
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc. (c)	1,348,635	231,263,930
Hewlett Packard Enterprise Co.	120,784	2,141,500
HP, Inc.	81,018	2,448,364
NetApp, Inc.	19,143	2,009,441
Seagate Technology Holdings plc	18,103	1,684,484
Super Micro Computer, Inc. (a)	4,521	4,566,346
Western Digital Corp. (a)	30,114	2,054,979
		246,169,044
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp. (a)	2,385	2,244,905
Lululemon Athletica, Inc. (a)	10,669	4,167,845
NIKE, Inc., Class B	113,093	10,628,480
Ralph Lauren Corp.	3,628	681,193
Tapestry, Inc.	21,286	1,010,659
VF Corp.	9,210	141,282
		18,874,364
Tobacco 0.5%
Altria Group, Inc.	163,845	7,146,919
Philip Morris International, Inc.	144,240	13,215,269
		20,362,188

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.3%
Fastenal Co.	53,167	$ 4,101,302
United Rentals, Inc.	6,243	4,501,890
WW Grainger, Inc.	4,104	4,174,999
		12,778,191
Water Utilities 0.0% ‡
American Water Works Co., Inc.	18,083	2,209,923
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	48,520	7,919,434
Total Common Stocks (d) (Cost $1,047,053,575)		4,094,011,225

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)(f)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Principal Amount

Short-Term Investment 1.1%
U.S. Treasury Debt 1.1%
U.S. Treasury Bills
5.28%, due 6/25/24 (c)(g)	$ 45,300,000	44,746,847
Total Short-Term Investment (Cost $44,743,614)		44,746,847
Total Investments (Cost $1,091,801,437)	100.0%	4,138,762,320
Other Assets, Less Liabilities	0.0‡	570,400
Net Assets	100.0%	$ 4,139,332,720

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $1,403,662. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,432,439.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Portfolio’s net assets.

(e)	Illiquid security—As of March 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 22	$ 2,906	$ (2,928)	$ —	$ —	$ —	$ 1	$ —	—
Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	168	June 2024	$ 44,058,824	$ 44,591,400	$ 532,576

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 4,094,011,225	$ —	$ —	$ 4,094,011,225
Rights	—	—	4,248	4,248
Short-Term Investment
U.S. Treasury Debt	—	44,746,847	—	44,746,847
Total Investments in Securities	4,094,011,225	44,746,847	4,248	4,138,762,320
Other Financial Instruments
Futures Contracts (b)	532,576	—	—	532,576
Total Investments in Securities and Other Financial Instruments	$ 4,094,543,801	$ 44,746,847	$ 4,248	$ 4,139,294,896

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Small Cap Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 94.5%
Aerospace & Defense 1.4%
BWX Technologies, Inc.	30,628	$ 3,143,045
Spirit AeroSystems Holdings, Inc., Class A (a)	61,770	2,228,044
		5,371,089
Automobile Components 2.2%
Dana, Inc.	80,027	1,016,343
Goodyear Tire & Rubber Co. (The) (a)	184,635	2,535,038
Phinia, Inc.	62,970	2,419,937
Visteon Corp. (a)	8,585	1,009,682
XPEL, Inc. (a)	30,638	1,655,065
		8,636,065
Banks 8.0%
Bank OZK	47,280	2,149,349
Banner Corp.	31,802	1,526,496
Cadence Bank	138,494	4,016,326
Columbia Banking System, Inc.	85,553	1,655,450
First Hawaiian, Inc.	92,293	2,026,754
First Interstate BancSystem, Inc., Class A	70,167	1,909,244
FNB Corp.	136,274	1,921,463
Home BancShares, Inc.	91,351	2,244,494
OFG Bancorp	40,384	1,486,535
Old National Bancorp	117,843	2,051,647
Pacific Premier Bancorp, Inc.	82,935	1,990,440
Sandy Spring Bancorp, Inc.	81,211	1,882,471
Stellar Bancorp, Inc.	61,821	1,505,960
United Community Banks, Inc.	54,969	1,446,784
Veritex Holdings, Inc.	67,216	1,377,256
WSFS Financial Corp.	30,457	1,374,829
		30,565,498
Beverages 0.6%
Celsius Holdings, Inc. (a)	27,404	2,272,340
Biotechnology 6.0%
4D Molecular Therapeutics, Inc. (a)	2,988	95,198
89bio, Inc. (a)	6,277	73,064
ACADIA Pharmaceuticals, Inc. (a)	8,890	164,376
Agios Pharmaceuticals, Inc. (a)	6,112	178,715
Akero Therapeutics, Inc. (a)	4,708	118,924
Alkermes plc (a)	11,064	299,503
Alpine Immune Sciences, Inc. (a)	2,983	118,246
ALX Oncology Holdings, Inc. (a)(b)	2,807	31,298
Amicus Therapeutics, Inc. (a)	25,685	302,569
Apogee Therapeutics, Inc. (a)(b)	11,959	794,676
Arcellx, Inc. (a)	2,408	167,476
Arcutis Biotherapeutics, Inc. (a)	7,140	70,757
Ardelyx, Inc. (a)	16,054	117,194

	Shares	Value
Common Stocks
Biotechnology
Arrowhead Pharmaceuticals, Inc. (a)	7,818	$ 223,595
Avidity Biosciences, Inc. (a)	5,941	151,614
Beam Therapeutics, Inc. (a)(b)	5,054	166,984
Biohaven Ltd. (a)	4,338	237,245
Biomea Fusion, Inc. (a)(b)	2,140	31,993
Blueprint Medicines Corp. (a)	14,685	1,393,019
Cabaletta Bio, Inc. (a)	3,046	51,965
Caribou Biosciences, Inc. (a)	8,802	45,242
Celldex Therapeutics, Inc. (a)	24,557	1,030,657
Crinetics Pharmaceuticals, Inc. (a)	15,066	705,240
Cytokinetics, Inc. (a)	18,771	1,316,035
Day One Biopharmaceuticals, Inc. (a)	5,663	93,553
Denali Therapeutics, Inc. (a)	8,188	168,018
Disc Medicine, Inc. (a)	1,545	96,192
Dyne Therapeutics, Inc. (a)	3,894	110,551
Fate Therapeutics, Inc. (a)	6,604	48,473
Geron Corp. (a)	48,538	160,175
Halozyme Therapeutics, Inc. (a)	55,025	2,238,417
Immunocore Holdings plc, ADR (a)	12,418	807,170
Immunovant, Inc. (a)	4,693	151,631
Inozyme Pharma, Inc. (a)(b)	5,621	43,057
Intellia Therapeutics, Inc. (a)	18,497	508,853
Iovance Biotherapeutics, Inc. (a)	16,907	250,562
Ironwood Pharmaceuticals, Inc. (a)	14,587	127,053
Krystal Biotech, Inc. (a)	1,428	254,084
Kura Oncology, Inc. (a)	5,273	112,473
Kymera Therapeutics, Inc. (a)	4,260	171,252
MacroGenics, Inc. (a)	4,567	67,226
Mersana Therapeutics, Inc. (a)	9,333	41,812
Merus NV (a)	14,432	649,873
Morphic Holding, Inc. (a)	14,465	509,168
Myriad Genetics, Inc. (a)	5,829	124,274
Nkarta, Inc. (a)	3,840	41,510
Nurix Therapeutics, Inc. (a)	4,913	72,221
Nuvalent, Inc., Class A (a)	2,505	188,101
Olema Pharmaceuticals, Inc. (a)	4,182	47,340
Prothena Corp. plc (a)	12,398	307,099
PTC Therapeutics, Inc. (a)	19,898	578,833
REGENXBIO, Inc. (a)	4,118	86,766
Relay Therapeutics, Inc. (a)	8,198	68,043
Replimune Group, Inc. (a)	6,926	56,585
REVOLUTION Medicines, Inc. (a)	41,438	1,335,547
Rhythm Pharmaceuticals, Inc. (a)	3,158	136,836
Rocket Pharmaceuticals, Inc. (a)	43,039	1,159,471
Sage Therapeutics, Inc. (a)	5,234	98,085
Sana Biotechnology, Inc. (a)	5,273	52,730
Savara, Inc. (a)(b)	15,231	75,850
SpringWorks Therapeutics, Inc. (a)	4,304	211,843

	Shares	Value
Common Stocks
Biotechnology
Syndax Pharmaceuticals, Inc. (a)	31,326	$ 745,559
TG Therapeutics, Inc. (a)	8,934	135,886
Travere Therapeutics, Inc. (a)	8,524	65,720
Twist Bioscience Corp. (a)	4,304	147,670
UroGen Pharma Ltd. (a)(b)	3,529	52,935
Vaxcyte, Inc. (a)	23,486	1,604,329
Vera Therapeutics, Inc. (a)	2,335	100,685
Veracyte, Inc. (a)	7,189	159,308
Vericel Corp. (a)	3,217	167,348
Verve Therapeutics, Inc. (a)	4,499	59,747
Viking Therapeutics, Inc. (a)	5,395	442,390
Viridian Therapeutics, Inc. (a)	5,088	89,091
Voyager Therapeutics, Inc. (a)	4,947	46,057
Xencor, Inc. (a)	6,492	143,668
Y-mAbs Therapeutics, Inc. (a)(b)	3,446	56,032
Zymeworks, Inc. (a)	5,931	62,394
		23,215,131
Broadline Retail 0.3%
Global-e Online Ltd. (a)	34,197	1,243,061
Building Products 1.2%
AZEK Co., Inc. (The) (a)	54,912	2,757,681
Zurn Elkay Water Solutions Corp.	54,541	1,825,487
		4,583,168
Capital Markets 0.4%
PJT Partners, Inc., Class A	17,442	1,644,083
Chemicals 3.1%
Arcadium Lithium plc (a)(b)	164,863	710,559
Cabot Corp.	26,184	2,414,165
Mativ Holdings, Inc.	116,224	2,179,200
Minerals Technologies, Inc.	33,981	2,558,090
Quaker Chemical Corp.	9,547	1,959,522
Sensient Technologies Corp.	31,836	2,202,733
		12,024,269
Commercial Services & Supplies 2.8%
Brady Corp., Class A	39,799	2,359,285
Casella Waste Systems, Inc., Class A (a)	17,683	1,748,318
Interface, Inc.	190,424	3,202,932
Loomis AB	62,013	1,731,080
MillerKnoll, Inc.	73,957	1,831,175
		10,872,790
Communications Equipment 0.6%
Infinera Corp. (a)(b)	384,055	2,315,852

	Shares	Value
Common Stocks
Construction & Engineering 0.8%
Ameresco, Inc., Class A (a)	25,697	$ 620,069
Fluor Corp. (a)	58,034	2,453,677
		3,073,746
Consumer Finance 2.3%
Bread Financial Holdings, Inc.	65,826	2,451,360
Enova International, Inc. (a)	37,694	2,368,314
Navient Corp.	123,207	2,143,802
PROG Holdings, Inc.	51,835	1,785,197
		8,748,673
Containers & Packaging 0.4%
Greif, Inc., Class A	20,200	1,394,810
Diversified Consumer Services 2.4%
Adtalem Global Education, Inc. (a)	35,760	1,838,064
Duolingo, Inc. (a)	2,232	492,335
European Wax Center, Inc., Class A (a)	66,427	862,222
H&R Block, Inc.	73,665	3,617,688
Laureate Education, Inc.	164,036	2,390,005
		9,200,314
Electric Utilities 0.4%
Portland General Electric Co.	36,100	1,516,200
Electrical Equipment 0.8%
Acuity Brands, Inc.	4,017	1,079,488
NEXTracker, Inc., Class A (a)	20,645	1,161,694
Shoals Technologies Group, Inc., Class A (a)	83,359	931,954
		3,173,136
Electronic Equipment, Instruments & Components 2.4%
CTS Corp.	44,867	2,099,327
Fabrinet (a)	2,827	534,360
Napco Security Technologies, Inc.	58,878	2,364,540
Novanta, Inc. (a)	12,935	2,260,650
TTM Technologies, Inc. (a)	137,156	2,146,491
		9,405,368
Energy Equipment & Services 4.5%
Cactus, Inc., Class A	37,340	1,870,360
ChampionX Corp.	61,156	2,194,889
DMC Global, Inc. (a)	98,249	1,914,873
Helix Energy Solutions Group, Inc. (a)	173,475	1,880,469
Liberty Energy, Inc.	103,769	2,150,094
Patterson-UTI Energy, Inc.	109,222	1,304,111
Seadrill Ltd. (a)	27,235	1,369,920
Select Water Solutions, Inc.	220,751	2,037,532

	Shares	Value
Common Stocks
Energy Equipment & Services
Tidewater, Inc. (a)	28,917	$ 2,660,364
		17,382,612
Entertainment 0.3%
Eventbrite, Inc., Class A (a)	192,793	1,056,506
Financial Services 2.8%
Federal Agricultural Mortgage Corp., Class C	10,911	2,148,158
NMI Holdings, Inc., Class A (a)	61,163	1,978,011
Radian Group, Inc.	81,130	2,715,421
Remitly Global, Inc. (a)	102,673	2,129,438
Shift4 Payments, Inc., Class A (a)	27,051	1,787,260
		10,758,288
Food Products 1.0%
Freshpet, Inc. (a)	32,353	3,748,419
Gas Utilities 1.6%
New Jersey Resources Corp.	50,442	2,164,466
Spire, Inc.	33,170	2,035,643
UGI Corp.	77,970	1,913,384
		6,113,493
Ground Transportation 1.0%
Marten Transport Ltd.	88,624	1,637,771
Ryder System, Inc.	18,888	2,270,149
		3,907,920
Health Care Equipment & Supplies 3.9%
Artivion, Inc. (a)	108,306	2,291,755
Glaukos Corp. (a)	8,231	776,101
Globus Medical, Inc., Class A (a)	31,299	1,678,878
Inari Medical, Inc. (a)	18,712	897,802
Inspire Medical Systems, Inc. (a)	8,358	1,795,215
Omnicell, Inc. (a)	57,848	1,690,897
PROCEPT BioRobotics Corp. (a)	53,842	2,660,871
Shockwave Medical, Inc. (a)	5,503	1,791,942
SI-BONE, Inc. (a)	81,991	1,342,193
		14,925,654
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc. (a)	18,135	1,436,655
Hims & Hers Health, Inc. (a)	231,944	3,588,174
Premier, Inc., Class A	51,355	1,134,945
Progyny, Inc. (a)	55,150	2,103,972
		8,263,746
Health Care REITs 0.6%
CareTrust REIT, Inc.	100,071	2,438,730

	Shares	Value
Common Stocks
Health Care Technology 0.4%
Veradigm, Inc. (a)	198,644	$ 1,529,559
Hotel & Resort REITs 1.2%
Pebblebrook Hotel Trust	144,234	2,222,646
Ryman Hospitality Properties, Inc.	19,416	2,244,684
		4,467,330
Hotels, Restaurants & Leisure 2.2%
Cracker Barrel Old Country Store, Inc. (b)	27,577	2,005,675
Hilton Grand Vacations, Inc. (a)	57,182	2,699,562
Monarch Casino & Resort, Inc.	28,667	2,149,739
Wingstop, Inc.	4,295	1,573,688
		8,428,664
Household Durables 2.0%
Helen of Troy Ltd. (a)	16,671	1,921,166
Skyline Champion Corp. (a)	68,352	5,810,604
		7,731,770
Household Products 0.4%
Energizer Holdings, Inc.	54,792	1,613,076
Insurance 2.0%
Kemper Corp.	31,870	1,973,390
Lancashire Holdings Ltd.	244,353	1,909,059
ProAssurance Corp. (a)	129,672	1,667,582
SiriusPoint Ltd. (a)	170,601	2,168,339
		7,718,370
Interactive Media & Services 0.9%
Taboola.com Ltd. (a)	583,382	2,590,216
Ziff Davis, Inc. (a)	14,831	934,946
		3,525,162
IT Services 0.3%
Squarespace, Inc., Class A (a)	28,955	1,055,120
Leisure Products 0.6%
Sturm Ruger & Co., Inc.	30,866	1,424,466
YETI Holdings, Inc. (a)	22,428	864,599
		2,289,065
Machinery 2.9%
Blue Bird Corp. (a)	87,244	3,344,935
Greenbrier Cos., Inc. (The)	49,862	2,597,810
Kennametal, Inc.	73,885	1,842,692
Middleby Corp. (The) (a)	7,589	1,220,235

	Shares	Value
Common Stocks
Machinery
REV Group, Inc.	95,530	$ 2,110,258
		11,115,930
Media 1.5%
Criteo SA, Sponsored ADR (a)	42,962	1,506,677
Magnite, Inc. (a)	235,482	2,531,432
National CineMedia, Inc. (a)(b)	346,481	1,784,377
		5,822,486
Metals & Mining 1.5%
Carpenter Technology Corp.	38,006	2,714,388
Kaiser Aluminum Corp.	25,349	2,265,187
MP Materials Corp. (a)(b)	54,370	777,491
		5,757,066
Mortgage Real Estate Investment Trusts 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	42,466	1,206,034
Rithm Capital Corp.	166,269	1,855,562
		3,061,596
Office REITs 0.6%
Piedmont Office Realty Trust, Inc., Class A	311,436	2,189,395
Oil, Gas & Consumable Fuels 1.5%
PBF Energy, Inc., Class A	46,300	2,665,491
Viper Energy, Inc.	80,851	3,109,529
		5,775,020
Personal Care Products 1.5%
Edgewell Personal Care Co.	43,505	1,681,033
elf Beauty, Inc. (a)	21,701	4,254,047
		5,935,080
Pharmaceuticals 1.6%
Amylyx Pharmaceuticals, Inc. (a)(b)	5,268	14,961
Arvinas, Inc. (a)	3,329	137,421
Axsome Therapeutics, Inc. (a)(b)	2,627	209,635
Corcept Therapeutics, Inc. (a)	7,306	184,038
Harmony Biosciences Holdings, Inc. (a)	3,743	125,690
Innoviva, Inc. (a)	10,064	153,375
Intra-Cellular Therapies, Inc. (a)	18,878	1,306,358
Ligand Pharmaceuticals, Inc. (a)	1,925	140,718
Longboard Pharmaceuticals, Inc. (a)(b)	15,939	344,282
Marinus Pharmaceuticals, Inc. (a)	6,151	55,605
Neumora Therapeutics, Inc. (a)	2,214	30,443
Pacira BioSciences, Inc. (a)	68,319	1,996,281
Phathom Pharmaceuticals, Inc. (a)(b)	4,581	48,650
Phibro Animal Health Corp., Class A	5,147	66,551
Revance Therapeutics, Inc. (a)	11,722	57,672

	Shares	Value
Common Stocks
Pharmaceuticals
Structure Therapeutics, Inc., ADR (a)	6,658	$ 285,362
Supernus Pharmaceuticals, Inc. (a)	5,736	195,655
Tarsus Pharmaceuticals, Inc. (a)	2,018	73,354
Theravance Biopharma, Inc. (a)(b)	11,726	105,182
Verona Pharma plc, ADR (a)(b)	33,756	543,134
WaVe Life Sciences Ltd. (a)	8,597	53,044
		6,127,411
Professional Services 2.0%
ExlService Holdings, Inc. (a)	71,370	2,269,566
TriNet Group, Inc.	17,313	2,293,799
Verra Mobility Corp. (a)	117,743	2,940,043
		7,503,408
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.	54,180	1,851,331
Semiconductors & Semiconductor Equipment 3.1%
Ichor Holdings Ltd. (a)	51,878	2,003,529
MKS Instruments, Inc.	9,339	1,242,087
Semtech Corp. (a)	80,539	2,214,017
Silicon Motion Technology Corp., ADR	33,698	2,592,724
SiTime Corp. (a)	7,175	668,925
Synaptics, Inc. (a)	9,579	934,527
Tower Semiconductor Ltd. (a)	67,615	2,261,722
		11,917,531
Software 6.6%
Adeia, Inc.	149,299	1,630,345
Agilysys, Inc. (a)	24,746	2,085,098
Clearwater Analytics Holdings, Inc., Class A (a)	70,926	1,254,681
CyberArk Software Ltd. (a)	9,178	2,437,952
DoubleVerify Holdings, Inc. (a)	46,226	1,625,306
Five9, Inc. (a)	19,519	1,212,325
Intapp, Inc. (a)	18,819	645,492
InterDigital, Inc. (b)	20,355	2,166,993
Jamf Holding Corp. (a)	65,408	1,200,237
Manhattan Associates, Inc. (a)	4,466	1,117,527
NCR Voyix Corp. (a)	165,031	2,084,342
PowerSchool Holdings, Inc., Class A (a)	71,301	1,517,998
SolarWinds Corp. (a)	155,752	1,965,590
Verint Systems, Inc. (a)	74,652	2,474,714
Xperi, Inc. (a)	165,907	2,000,839
		25,419,439
Specialized REITs 0.6%
Uniti Group, Inc.	367,701	2,169,436

	Shares	Value
Common Stocks
Specialty Retail 0.6%
Abercrombie & Fitch Co., Class A (a)	9,064	$ 1,135,991
Boot Barn Holdings, Inc. (a)	10,887	1,035,898
		2,171,889
Textiles, Apparel & Luxury Goods 2.0%
Carter's, Inc.	23,568	1,995,738
Crocs, Inc. (a)	8,866	1,274,931
Kontoor Brands, Inc.	33,879	2,041,210
Steven Madden Ltd.	54,073	2,286,206
		7,598,085
Trading Companies & Distributors 3.2%
Air Lease Corp.	47,013	2,418,349
Applied Industrial Technologies, Inc.	14,247	2,814,495
MRC Global, Inc. (a)	261,646	3,288,890
Rush Enterprises, Inc., Class A	31,192	1,669,396
Xometry, Inc., Class A (a)(b)	121,854	2,058,114
		12,249,244
Total Common Stocks (Cost $325,817,907)		362,873,424
Exchange-Traded Funds 2.6%
iShares Russell 2000 ETF (b)	14,411	3,030,634
iShares Russell 2000 Growth ETF (b)	5,925	1,604,490
iShares Russell 2000 Value ETF (b)	34,836	5,532,305
Total Exchange-Traded Funds (Cost $9,519,559)		10,167,429
Short-Term Investments 5.2%
Affiliated Investment Company 2.8%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	10,628,968	10,628,968
Unaffiliated Investment Companies 2.4%
Fidelity Government Portfolio, 5.311% (c)(d)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 5.319% (c)(d)	6,205,352	6,205,352
RBC U.S. Government Money Market Fund, 5.34% (c)(d)	1,000,000	1,000,000
		9,205,352
Total Short-Term Investments (Cost $19,834,320)		19,834,320
Total Investments (Cost $355,171,786)	102.3%	392,875,173
Other Assets, Less Liabilities	(2.3)	(8,858,058)
Net Assets	100.0%	$ 384,017,115

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $14,828,951; the total market value of collateral held by the Portfolio was $15,146,432. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,941,080. The Portfolio received cash collateral with a value of $9,205,352.
(c)	Current yield as of March 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,754	$ 31,136	$ (30,261)	$ —	$ —	$ 10,629	$ 82	$ —	10,629
Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	75	June 2024	$ 7,871,189	$ 8,047,125	$ 175,936

1.	As of March 31, 2024, cash in the amount of $536,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 362,873,424	$ —	$ —	$ 362,873,424
Exchange-Traded Funds	10,167,429	—	—	10,167,429
Short-Term Investments
Affiliated Investment Company	10,628,968	—	—	10,628,968
Unaffiliated Investment Companies	9,205,352	—	—	9,205,352
Total Short-Term Investments	19,834,320	—	—	19,834,320
Total Investments in Securities	392,875,173	—	—	392,875,173
Other Financial Instruments
Futures Contracts (b)	175,936	—	—	175,936
Total Investments in Securities and Other Financial Instruments	$ 393,051,109	$ —	$ —	$ 393,051,109

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Strategic Bond Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.4%
Asset-Backed Securities 12.3%
Automobile Asset-Backed Securities 8.4%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,574,288	$ 1,540,119
Series 2022-1, Class D
2.46%, due 3/13/28	3,265,000	3,173,983
Series 2021-2, Class E
2.54%, due 7/13/27	2,240,000	2,172,592
Series 2021-4, Class E
3.12%, due 2/14/28	1,600,000	1,546,137
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	1,560,000	1,475,573
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	2,330,000	2,192,603
Series 2021-4A, Class D
1.99%, due 9/15/27	1,375,000	1,289,981
Series 2021-3A, Class E
2.65%, due 9/15/28	905,000	847,116
Series 2020-3A, Class E
3.62%, due 10/15/27	2,150,000	2,096,153
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, due 4/15/27	1,710,000	1,626,752
Series 2021-1A, Class E
2.21%, due 2/15/28 (a)	1,500,000	1,419,401
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	3,825,000	3,555,515
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,340,000	1,268,967
Series 2021-4, Class D
2.26%, due 12/15/27	3,765,000	3,455,072
Series 2020-1, Class D
2.48%, due 3/16/26	860,161	844,661
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,346,040
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	925,023
Series 2019-2, Class E
4.52%, due 12/15/26	1,258,000	1,236,218
Series 2020-3, Class E
4.98%, due 12/15/27	1,295,000	1,262,126
Series 2022-2, Class D
5.80%, due 4/17/28	1,995,000	1,880,244

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, due 2/15/36 (a)	$ 1,405,000	$ 1,431,460
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	3,630,000	3,440,617
Series 2021-4A, Class D
2.48%, due 10/15/27	2,285,000	2,161,451
Series 2021-2A, Class E
2.87%, due 5/15/28	2,410,000	2,286,130
Series 2021-1A, Class E
3.14%, due 1/18/28	1,140,000	1,094,417
Series 2021-3A, Class E
3.20%, due 10/16/28	2,780,000	2,594,905
Series 2020-1A, Class D
3.68%, due 11/16/26	1,430,000	1,419,436
Series 2022-3A, Class E
8.35%, due 10/15/29	685,000	691,842
Hertz Vehicle Financing III LP
Series 2021-2A, Class C
2.52%, due 12/27/27 (a)	3,007,000	2,744,892
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	1,155,000	1,127,767
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	1,115,000	1,116,489
		56,263,682
Other Asset-Backed Securities 3.9%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,351,023	1,237,847
Series 2019-1, Class B
3.85%, due 2/15/28	1,017,721	940,835
Series 2021-1, Class B
3.95%, due 7/11/30	1,297,500	1,193,574
Series 2015-2, Class A
4.00%, due 9/22/27	310,507	291,187
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	955,000	961,639
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,345,000	1,333,613
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,358,172	1,269,782

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class B1
1.98%, due 3/15/61	$ 5,579,289	$ 4,909,241
Series 2020-1, Class A2
1.99%, due 7/15/60	1,302,628	1,119,682
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	1,196,429
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	1,630,000	1,560,422
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	749,923	684,915
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,157,599
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	699,910
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	3,775,000	3,170,111
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class C
7.30%, due 4/20/40 (a)	623,675	633,483
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,642,388
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	638,602	637,413
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,335,705	1,331,190
		25,971,260
Total Asset-Backed Securities (Cost $84,559,327)		82,234,942
Corporate Bonds 36.5%
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,160,000	859,647
BAT International Finance plc
4.448%, due 3/16/28	650,000	631,181
		1,490,828

	Principal Amount	Value
Corporate Bonds
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	$ 1,230,000	$ 1,221,624
5.75%, due 4/20/29	3,255,000	3,199,520
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	688,633	681,629
4.75%, due 10/20/28	2,245,000	2,195,738
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,332,500	1,339,850
		8,638,361
Apparel 0.2%
Tapestry, Inc.
7.85%, due 11/27/33	1,040,000	1,128,698
Auto Manufacturers 2.3%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,085,000	1,052,198
4.125%, due 8/17/27	1,380,000	1,309,512
6.80%, due 5/12/28	2,175,000	2,259,583
6.95%, due 3/6/26	1,150,000	1,171,914
7.20%, due 6/10/30	965,000	1,024,221
General Motors Financial Co., Inc.
2.35%, due 1/8/31 (b)	908,000	749,762
2.70%, due 6/10/31	2,255,000	1,879,683
4.30%, due 4/6/29	1,400,000	1,338,179
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	5,030,000	4,551,427
		15,336,479
Banks 13.7%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (c)	3,000,000	2,891,575
6.35%, due 3/14/34	1,600,000	1,601,152
Bank of America Corp.
2.087%, due 6/14/29 (d)	920,000	812,984
2.687%, due 4/22/32 (d)	2,520,000	2,133,055
3.384%, due 4/2/26 (d)	2,185,000	2,137,079
Series MM
4.30%, due 1/28/25 (d)(e)	1,741,000	1,695,976
8.57%, due 11/15/24	455,000	463,788
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (c)(e)	2,340,000	1,918,305
5.20%, due 5/12/26	1,725,000	1,707,235
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (c)(e)	1,000,000	997,939
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	1,720,000	1,513,210
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (c)(e)	1,600,000	1,450,824
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (c)(e)	2,250,000	1,856,085

	Principal Amount	Value
Corporate Bonds
Banks
BPCE SA (a)
2.045%, due 10/19/27 (d)	$ 1,370,000	$ 1,249,907
5.125%, due 1/18/28	585,000	582,550
6.714%, due 10/19/29 (d)	700,000	732,346
Citigroup, Inc.
2.52%, due 11/3/32 (d)	1,465,000	1,201,412
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (c)(e)	1,915,000	1,763,972
5.50%, due 9/13/25	2,710,000	2,708,760
Series M
6.30%, due 5/15/24 (d)(e)	3,975,000	3,959,255
Comerica, Inc.
5.982%, due 1/30/30 (d)	1,680,000	1,659,798
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(c)(e)	2,965,000	2,604,140
Deutsche Bank AG
3.035%, due 5/28/32 (d)	640,000	539,041
4.875% (USISDA05 + 2.553%), due 12/1/32 (c)	4,285,000	4,020,136
Fifth Third Bank NA
3.85%, due 3/15/26	1,375,000	1,324,158
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,698,434
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (d)	1,555,000	1,429,391
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (c)(e)	1,035,000	960,665
6.75%, due 10/1/37	1,828,000	1,997,158
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (d)	2,150,000	2,143,810
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(c)	2,515,000	2,102,652
KeyCorp
6.401%, due 3/6/35 (b)(d)	1,985,000	2,027,093
Lloyds Banking Group plc
4.582%, due 12/10/25	2,500,000	2,451,149
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (c)	1,095,000	1,054,543
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(d)	2,065,000	1,717,498
Morgan Stanley
2.484%, due 9/16/36 (d)	2,895,000	2,289,611
5.00%, due 11/24/25	2,190,000	2,176,461
NatWest Group plc (c)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)	2,055,000	1,918,058
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (e)	2,740,000	2,131,108
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35	1,090,000	1,105,187
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,665,000	1,672,987
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	1,270,000	1,298,959

	Principal Amount	Value
Corporate Bonds
Banks
Societe Generale SA (a)(c)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	$ 1,540,000	$ 1,390,684
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,470,359
Synchrony Bank
5.40%, due 8/22/25	1,970,000	1,952,012
UBS Group AG (a)
3.091%, due 5/14/32 (d)	895,000	761,259
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(e)	2,715,000	2,232,602
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (c)	590,000	578,117
6.442%, due 8/11/28 (d)	830,000	854,510
Wells Fargo & Co.
3.00%, due 10/23/26	1,640,000	1,552,486
3.35%, due 3/2/33 (d)	1,510,000	1,310,118
5.499%, due 1/23/35 (b)(d)	330,000	330,777
5.557%, due 7/25/34 (d)	395,000	396,525
Series U
5.875% (3 Month LIBOR + 3.99%), due 6/15/25 (c)(e)	595,000	593,691
Series S
5.90%, due 6/15/24 (e)(f)	2,725,000	2,713,492
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (c)	1,825,000	1,499,116
		91,335,194
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,645,000	2,701,339
Chemicals 0.8%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	3,185,000	2,727,326
Braskem Netherlands Finance BV (a)
4.50%, due 1/10/28	1,015,000	911,255
8.50%, due 1/12/31	610,000	632,562
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	1,560,000	1,390,529
		5,661,672
Commercial Services 0.4%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,960,000	1,827,262
California Institute of Technology
3.65%, due 9/1/2119	1,144,000	794,097
		2,621,359
Computers 0.1%
Dell International LLC
8.10%, due 7/15/36	670,000	809,923

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 3.3%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	$ 2,200,000	$ 1,990,605
Air Lease Corp.
2.30%, due 2/1/25	1,820,000	1,767,446
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(c)(e)	1,320,000	1,257,332
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	3,544,290
8.00%, due 11/1/31	2,010,000	2,238,923
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,340,000	2,173,112
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,545,000	1,459,040
Capital One Financial Corp. (d)
6.051%, due 2/1/35	635,000	646,498
6.312%, due 6/8/29	1,875,000	1,927,606
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,594,837
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,985,000	1,972,159
OneMain Finance Corp.
3.50%, due 1/15/27	1,175,000	1,090,753
		21,662,601
Electric 2.5%
AEP Texas, Inc.
4.70%, due 5/15/32	1,460,000	1,393,446
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,850,000	1,878,216
Appalachian Power Co.
5.65%, due 4/1/34	1,235,000	1,246,416
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	666,000	640,621
Calpine Corp.
5.125%, due 3/15/28 (a)	1,260,000	1,209,277
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (c)(e)	1,045,000	978,294
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,654,550
IPALCO Enterprises, Inc.
5.75%, due 4/1/34 (a)	1,465,000	1,460,353
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,460,000	1,680,811
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (c)	2,935,000	2,707,673
Virginia Electric and Power Co.
5.70%, due 8/15/53	1,585,000	1,630,035

	Principal Amount	Value
Corporate Bonds
Electric
WEC Energy Group, Inc.
7.681% (3 Month SOFR + 2.374%), due 5/15/67 (c)	$ 340	$ 330
		16,480,022
Electronics 0.3%
Arrow Electronics, Inc.
6.125%, due 3/1/26	1,830,000	1,828,375
Environmental Control 0.1%
Covanta Holding Corp.
4.875%, due 12/1/29 (a)	1,025,000	918,657
Food 0.8%
JBS USA LUX SA
5.75%, due 4/1/33	2,290,000	2,256,044
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,075,000	1,131,067
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,659,854
		5,046,965
Gas 1.1%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	1,300,000	1,342,933
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,004,888
5.50%, due 10/1/26	2,120,000	2,120,463
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,330,000	1,213,694
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	2,010,000	1,313,108
		6,995,086
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,890,000	2,832,955
Insurance 1.2%
Lincoln National Corp.
7.938% (3 Month SOFR + 2.619%), due 5/17/66 (c)	6,418,000	5,135,703
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	870,000	878,724
Protective Life Corp.
8.45%, due 10/15/39	1,564,000	1,922,256
		7,936,683

	Principal Amount	Value
Corporate Bonds
Iron & Steel 0.2%
Algoma Steel, Inc.
9.125%, due 4/15/29 (a)	$ 1,320,000	$ 1,333,200
Lodging 0.3%
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,860,000	1,772,097
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,445,000	993,083
Mining 0.5%
First Quantum Minerals Ltd.
9.375%, due 3/1/29 (a)	1,596,000	1,653,320
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,875,000	1,925,625
		3,578,945
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
7.304% (3 Month SOFR + 1.997%), due 2/15/42 (a)(c)	3,055,000	2,658,201
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(g)	920,000	713,000
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	166,000	162,681
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	943,000	943,533
		1,106,214
Pharmaceuticals 0.6%
Bayer US Finance LLC
6.875%, due 11/21/53 (a)	1,020,000	1,046,484
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	10,000	9,349
4.75%, due 5/9/27	2,855,000	2,763,854
7.875%, due 9/15/29	10,000	10,734
		3,830,421
Pipelines 3.6%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,825,000	1,474,102
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)(b)	2,715,000	2,419,797

	Principal Amount	Value
Corporate Bonds
Pipelines
DCP Midstream Operating LP
3.25%, due 2/15/32	$ 2,490,000	$ 2,144,576
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,660,000	1,505,244
Enbridge, Inc.
5.70%, due 3/8/33	545,000	558,164
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (c)(e)	3,435,000	3,366,788
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	785,000	777,525
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	1,864,644
MPLX LP
4.00%, due 3/15/28	2,500,000	2,407,220
4.125%, due 3/1/27	1,780,000	1,734,657
Plains All American Pipeline LP
3.80%, due 9/15/30 (b)	1,330,000	1,218,697
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	211,000	210,937
Targa Resources Corp.
4.20%, due 2/1/33	935,000	852,437
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	980,000	1,056,189
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	2,100,000	1,878,502
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,000,000	710,655
		24,180,134
Real Estate Investment Trusts 0.8%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	2,254,000	2,114,679
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,409,000	3,198,526
		5,313,205
Retail 0.2%
AutoNation, Inc.
4.75%, due 6/1/30	926,000	889,119
Nordstrom, Inc.
4.25%, due 8/1/31	625,000	548,786
		1,437,905
Semiconductors 0.1%
Broadcom, Inc.
3.75%, due 2/15/51 (a)	910,000	689,285

	Principal Amount	Value
Corporate Bonds
Telecommunications 0.3%
Altice France SA
5.125%, due 7/15/29 (a)	$ 1,707,000	$ 1,153,989
AT&T, Inc.
3.50%, due 9/15/53	1,405,000	991,259
		2,145,248
Total Corporate Bonds (Cost $260,711,193)		243,176,135
Foreign Government Bonds 2.7%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31	565,000	493,226
Chile 0.8%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,600,000	1,647,088
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	4,005,000	3,419,870
		5,066,958
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	2,065,000	1,606,416
4.50%, due 1/28/26	650,000	634,747
		2,241,163
Israel 0.2%
Israel Government Bond
5.75%, due 3/12/54	1,800,000	1,722,996
Mexico 1.3%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,315,000	1,891,239
4.677%, due 2/9/51	2,765,000	1,955,359
Petroleos Mexicanos
6.50%, due 3/13/27	3,570,000	3,362,576
6.75%, due 9/21/47	1,945,000	1,293,726
		8,502,900
Total Foreign Government Bonds (Cost $21,233,691)		18,027,243

	Principal Amount	Value
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Second Refinancing Term Loan
9.43% (1 Month SOFR + 4.00%), due 11/2/27 (c)	$ 932,045	$ 905,832
High Tech Industries 0.2%
Ahead DB Holdings LLC
First Lien 2024 Incremental Term Loan
9.559% (3 Month SOFR + 4.25%), due 2/1/31 (c)	1,490,000	1,491,631
Total Loan Assignments (Cost $2,402,839)		2,397,463
Mortgage-Backed Securities 41.8%
Agency (Collateralized Mortgage Obligations) 9.1%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,930,825	1,499,444
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,420,314	1,680,055
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (c)(i)	3,687,315	85,510
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (c)(i)	2,275,931	11,471
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (c)(i)	8,762,655	264,134
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (c)(i)	3,045,365	72,084
REMIC, Series 5326
(zero coupon), due 8/25/53	729,108	571,847
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,854,535	2,316,058
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	1,291,293	1,030,588
REMIC, Series 5363
(zero coupon), due 12/25/53	1,386,675	1,155,853
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,112,650	772,621
REMIC, Series 4993, Class KS
0.615% (SOFR 30A + 5.936%), due 7/25/50 (c)(i)	4,756,321	631,556
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (i)	976,308	152,587
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (i)	4,871,646	586,131
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (i)	2,097,869	258,483
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (i)	3,463,437	588,940

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (i)	$ 2,629,917	$ 450,583
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (i)	1,550,656	242,958
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (i)	4,226,924	648,078
REMIC, Series 5191
3.50%, due 9/25/50 (i)	2,195,802	419,949
REMIC, Series 5036
3.50%, due 11/25/50 (i)	2,681,782	519,538
REMIC, Series 5040
3.50%, due 11/25/50 (i)	1,426,606	273,934
REMIC, Series 5164, Class FA
4.00% (SOFR 30A + 0.25%), due 11/25/51 (c)	1,384,499	1,181,116
FHLMC, Strips
REMIC, Series 311
(zero coupon), due 8/15/43	780,191	584,806
REMIC, Series 311, Class S1
0.517% (SOFR 30A + 5.836%), due 8/15/43 (c)(i)	4,552,177	434,944
REMIC, Series 389, Class C35
2.00%, due 6/15/52 (i)	3,695,385	466,277
FNMA
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (c)(i)	12,867,444	114,690
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (c)(i)	10,225,101	65,249
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (c)(i)	1,717,666	3,158
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,372,493	1,080,471
REMIC, Series 2023-41
(zero coupon), due 9/25/53	1,146,997	869,925
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,471,961	1,118,868
REMIC, Series 2023-51
(zero coupon), due 11/25/53	1,381,552	1,124,696
REMIC, Series 2022-10, Class SA
0.43% (SOFR 30A + 5.75%), due 2/25/52 (c)(i)	2,418,933	303,052
REMIC, Series 2021-40, Class SI
0.515% (SOFR 30A + 5.836%), due 9/25/47 (c)(i)	2,946,077	295,149
REMIC, Series 2016-57, Class SN
0.615% (SOFR 30A + 5.936%), due 6/25/46 (c)(i)	2,258,411	236,524
REMIC, Series 2019-32, Class SB
0.615% (SOFR 30A + 5.936%), due 6/25/49 (c)(i)	2,338,182	224,756
REMIC, Series 2020-23, Class PS
0.615% (SOFR 30A + 5.936%), due 2/25/50 (c)(i)	2,708,419	315,524

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2016-19, Class SD
0.665% (SOFR 30A + 5.986%), due 4/25/46 (c)(i)	$ 4,502,711	$ 358,845
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (i)	1,576,940	219,688
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	1,949,789	302,723
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (i)	5,735,778	770,328
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	763,566	97,622
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	3,967,913	669,591
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	2,595,282	513,154
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,301,675	1,133,894
FNMA, Strips
REMIC, Series 426, Class C32
1.50%, due 2/25/52 (i)	6,790,490	632,271
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (c)(i)	656,449	7,310
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (c)(i)	3,889,279	43,785
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (c)(i)	5,348,101	71,075
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (c)(i)	7,301,936	59,328
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (c)(i)	7,033,766	85,607
REMIC, Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (c)(i)	6,775,516	51,436
REMIC, Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (c)(i)	1,110,637	1,823
REMIC, Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (c)(i)	2,482,812	3,450
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (c)(i)	12,168,885	96,799
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (c)(i)	4,574,721	149,162
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (c)(i)	9,113,581	173,630
REMIC, Series 2021-214, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (c)(i)	42,257,275	124,845
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (c)(i)	4,960,661	11,011

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (c)(i)	$ 7,096,287	$ 45,888
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (c)(i)	35,872,537	266,881
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (c)(i)	3,646,965	58,110
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (c)(i)	7,699,104	98,565
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (c)(i)	3,858,088	47,944
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (c)(i)	19,448,696	296,353
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,414,343	1,088,528
REMIC, Series 2023-53
(zero coupon), due 4/20/53	881,823	716,414
REMIC, Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (c)(i)	8,855,960	316,598
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,228,195	1,032,841
REMIC, Series 2020-183, Class HT
0.451% (SOFR 30A + 5.77%), due 12/20/50 (c)(i)	4,339,297	442,811
REMIC, Series 2023-60, Class ES
0.561% (SOFR 30A + 11.20%), due 4/20/53 (c)	2,027,705	1,803,348
REMIC, Series 2022-190, Class HS
0.607% (1 Month SOFR + 5.936%), due 2/20/50 (c)(i)	8,739,116	927,232
REMIC, Series 2020-34, Class SC
0.607% (1 Month SOFR + 5.936%), due 3/20/50 (c)(i)	2,906,920	344,155
REMIC, Series 2020-146, Class SA
0.857% (1 Month SOFR + 6.186%), due 10/20/50 (c)(i)	2,853,272	387,294
REMIC, Series 2020-167, Class SN
0.857% (1 Month SOFR + 6.186%), due 11/20/50 (c)(i)	1,408,447	178,616
REMIC, Series 2021-179, Class SA
0.857% (1 Month SOFR + 6.186%), due 11/20/50 (c)(i)	4,253,523	534,559
REMIC, Series 2020-189, Class SU
0.857% (1 Month SOFR + 6.186%), due 12/20/50 (c)(i)	940,733	123,028
REMIC, Series 2021-46, Class TS
0.857% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	2,017,159	255,087
REMIC, Series 2021-57, Class SA
0.857% (1 Month SOFR + 6.186%), due 3/20/51 (c)(i)	3,260,661	420,250
REMIC, Series 2021-96, Class NS
0.857% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	5,241,163	649,790
REMIC, Series 2021-96, Class SN
0.857% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	3,652,744	424,276
REMIC, Series 2021-97, Class SM
0.857% (1 Month SOFR + 6.186%), due 6/20/51 (c)(i)	3,854,453	501,061

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-122, Class HS
0.857% (1 Month SOFR + 6.186%), due 7/20/51 (c)(i)	$ 3,431,971	$ 450,247
REMIC, Series 2022-137, Class S
0.857% (1 Month SOFR + 6.186%), due 7/20/51 (c)(i)	3,687,028	494,023
REMIC, Series 2021-96, Class JS
0.907% (1 Month SOFR + 6.236%), due 6/20/51 (c)(i)	3,455,054	373,410
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,947,771	2,139,483
REMIC, Series 2023-86, Class SE
1.331% (SOFR 30A + 6.65%), due 9/20/50 (c)(i)	2,583,356	339,784
REMIC, Series 2023-66, Class MP
1.661% (SOFR 30A + 12.30%), due 5/20/53 (c)	2,108,394	1,997,328
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	1,883,783	186,229
REMIC, Series 2020-176, Class AI
2.00%, due 11/20/50 (i)	11,695,364	1,127,123
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (i)	2,151,221	233,152
REMIC, Series 2020-188
2.00%, due 12/20/50 (i)	4,038,569	447,401
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (i)	4,191,976	409,558
REMIC, Series 2021-49, Class YI
2.00%, due 3/20/51 (i)	544,476	57,065
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	751,536	609,291
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (i)	3,124,903	363,407
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (i)	5,036,048	500,019
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	1,489,764	1,276,015
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (i)	791,247	103,990
REMIC, Series 2020-122, Class IW
2.50%, due 7/20/50 (i)	2,638,314	338,168
REMIC, Series 2020-151, Class TI
2.50%, due 10/20/50 (i)	2,460,996	346,274
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (c)(i)	4,826,456	563,117
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	1,397,009	175,153
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (i)	3,039,074	408,944
REMIC, Series 2021-149, Class CI
2.50%, due 8/20/51 (i)	3,885,718	492,315

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-177, Class CI
2.50%, due 10/20/51 (i)	$ 2,877,418	$ 368,372
REMIC, Series 2022-83
2.50%, due 11/20/51 (i)	4,169,902	577,603
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (i)	5,208,576	827,760
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	517,826	80,569
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (c)	955,085	818,550
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	1,741,448	297,049
REMIC, Series 2022-207
3.00%, due 8/20/51 (i)	2,712,009	427,714
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (i)	4,509,988	659,713
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	3,706,949	573,808
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (i)	3,523,487	554,931
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (c)	1,408,485	1,222,685
REMIC, Series 2023-63, Class MA
3.50%, due 5/20/50	1,475,436	1,328,834
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (i)	3,185,291	545,454
		60,903,151
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.8%
BAMLL Commercial Mortgage Securities Trust (a)(c)
Series 2022-DKLX, Class E
9.453% (1 Month SOFR + 4.127%), due 1/15/39	1,335,000	1,301,138
Series 2022-DKLX, Class F
10.283% (1 Month SOFR + 4.957%), due 1/15/39	1,850,000	1,791,571
BANK
Series 2019-BN22, Class D
2.50%, due 11/15/62 (a)	2,045,000	1,402,480
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	2,375,000	1,609,642
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (f)	2,005,000	1,704,223
Bayview Commercial Asset Trust (a)(c)
Series 2005-3A, Class A1
5.764% (1 Month SOFR + 0.594%), due 11/25/35	768,326	722,338
Series 2007-4A, Class A1
6.119% (1 Month SOFR + 0.789%), due 9/25/37	801,661	741,706

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BBCMS Mortgage Trust (a)(c)
Series 2018-TALL, Class A
6.245% (1 Month SOFR + 0.919%), due 3/15/37	$ 1,175,000	$ 1,128,101
Series 2018-TALL, Class B
6.494% (1 Month SOFR + 1.168%), due 3/15/37	590,000	548,793
Series 2018-TALL, Class C
6.644% (1 Month SOFR + 1.318%), due 3/15/37	3,205,000	2,949,669
Series 2018-TALL, Class D
6.972% (1 Month SOFR + 1.646%), due 3/15/37	1,695,000	1,500,513
Benchmark Mortgage Trust (j)
Series 2019-B14, Class C
3.772%, due 12/15/62	895,000	659,782
Series 2018-B3, Class C
4.521%, due 4/10/51	1,305,000	1,050,984
BPR Trust (a)(c)
Series 2021-TY, Class D
7.79% (1 Month SOFR + 2.464%), due 9/15/38	700,000	689,938
Series 2021-TY, Class E
9.04% (1 Month SOFR + 3.714%), due 9/15/38	830,000	819,641
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (j)	1,050,000	911,423
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	865,000	743,425
Series 2021-VOLT, Class E
7.44% (1 Month SOFR + 2.114%), due 9/15/36 (c)	1,850,000	1,823,406
BX Trust (a)
Series 2019-OC11, Class E
3.944%, due 12/9/41 (j)	2,265,000	1,954,444
Series 2021-ARIA, Class E
7.684% (1 Month SOFR + 2.359%), due 10/15/36 (c)	3,200,000	3,134,000
Series 2024-BIO, Class C
7.965% (1 Month SOFR + 2.64%), due 2/15/41 (c)	750,000	749,765
BXHPP Trust
Series 2021-FILM, Class C
6.539% (1 Month SOFR + 1.214%), due 8/15/36 (a)(c)	1,395,000	1,304,177
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
8.514% (1 Month SOFR + 3.188%), due 3/15/35 (a)(c)	1,995,000	1,980,037
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	734,000	572,313
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B
4.345%, due 10/10/47 (f)	1,575,000	1,518,436
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	2,150,000	1,862,312

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust (j)
Series 2016-DC2, Class D
3.907%, due 2/10/49 (a)	$ 1,460,000	$ 1,228,957
Series 2014-CR15, Class D
4.006%, due 2/10/47 (a)	1,940,000	1,747,261
Series 2015-CR22, Class C
4.066%, due 3/10/48	1,485,000	1,341,839
Series 2013-CR7, Class E
4.243%, due 3/10/46 (a)	1,724,000	1,481,532
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,657,500	2,002,114
DROP Mortgage Trust
Series 2021-FILE, Class A
6.589% (1 Month SOFR + 1.264%), due 10/15/43 (a)(c)	2,190,000	2,105,952
Extended Stay America Trust
Series 2021-ESH, Class E
8.289% (1 Month SOFR + 2.964%), due 7/15/38 (a)(c)	1,636,518	1,633,961
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.08%, due 11/10/39 (a)(f)	2,165,000	2,260,971
GNMA (i)(j)
REMIC, Series 2020-177
0.819%, due 6/16/62	5,314,784	317,957
REMIC, Series 2023-194, Class CI
0.877%, due 10/16/65	6,869,819	481,817
REMIC, Series 2021-164
0.949%, due 10/16/63	5,929,022	420,414
REMIC, Series 2020-168, Class IA
0.978%, due 12/16/62	4,414,827	306,103
REMIC, Series 2021-47
0.992%, due 3/16/61	10,301,805	727,114
REMIC, Series 2022-185, Class DI
1.024%, due 10/16/65	3,877,876	295,879
Great Wolf Trust
Series 2024-WOLF, Class E
8.939% (1 Month SOFR + 3.639%), due 3/15/39 (a)(c)	2,580,000	2,584,031
GS Mortgage Securities Trust
Series 2010-C1, Class D
6.36%, due 8/10/43 (a)(j)	1,650,000	1,423,481
Hudson Yards Mortgage Trust
Series 2019-30HY, Class D
3.443%, due 7/10/39 (a)(j)	745,000	625,800
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(j)
Series 2021-1MEM, Class C
2.654%, due 10/9/42	1,370,000	950,780
Series 2022-DATA, Class C
3.916%, due 6/10/42	1,270,000	1,088,709

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(j)
Series 2012-C6, Class E
4.964%, due 5/15/45	$ 1,678,288	$ 1,473,774
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	333,959
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,645,000	1,194,023
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	2,005,000	1,780,506
Multifamily Connecticut Avenue Securities Trust (a)(c)
Series 2019-01, Class M10
8.685% (SOFR 30A + 3.364%), due 10/25/49	2,973,965	2,926,592
Series 2020-01, Class M10
9.185% (SOFR 30A + 3.864%), due 3/25/50	3,397,982	3,355,727
Series 2019-01, Class B10
10.935% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,464,385
Series 2023-01, Class M10
11.82% (SOFR 30A + 6.50%), due 11/25/53	3,105,000	3,229,305
Series 2020-01, Class CE
12.935% (SOFR 30A + 7.614%), due 3/25/50	1,870,000	1,849,671
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,435,000	2,933,334
ORL Trust (a)(c)
Series 2023-GLKS, Class C
8.976% (1 Month SOFR + 3.651%), due 10/19/36	660,000	662,063
Series 2023-GLKS, Class D
9.626% (1 Month SOFR + 4.301%), due 10/19/36	1,115,000	1,118,833
SLG Office Trust
Series 2021-OVA, Class F
2.851%, due 7/15/41 (a)	2,130,000	1,553,051
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B
3.649%, due 3/10/46 (a)(f)	2,026,585	1,848,092
		84,922,244
Whole Loan (Collateralized Mortgage Obligations) 19.9%
American Home Mortgage Investment Trust
Series 2005-4, Class 3A1
6.044% (1 Month SOFR + 0.714%), due 11/25/45 (c)	1,127,560	774,915
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(f)(i)	50,291,024	566,559

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(c)
Series 2020-R02, Class 2M2
7.435% (SOFR 30A + 2.114%), due 1/25/40	$ 1,063,272	$ 1,074,543
Series 2024-R02, Class 1B1
7.82% (SOFR 30A + 2.50%), due 2/25/44	600,000	603,750
Series 2024-R01, Class 1B1
8.02% (SOFR 30A + 2.70%), due 1/25/44	3,345,000	3,363,062
Series 2021-R01, Class 1B1
8.42% (SOFR 30A + 3.10%), due 10/25/41	4,745,000	4,881,262
Series 2024-R02, Class 1B2
9.02% (SOFR 30A + 3.70%), due 2/25/44	1,000,000	1,007,500
Series 2024-R01, Class 1B2
9.32% (SOFR 30A + 4.00%), due 1/25/44	900,000	914,657
Series 2019-R03, Class 1B1
9.535% (SOFR 30A + 4.214%), due 9/25/31	1,209,812	1,283,851
Series 2021-R03, Class 1B2
10.82% (SOFR 30A + 5.50%), due 12/25/41	2,755,000	2,882,216
Series 2022-R08, Class 1B1
10.92% (SOFR 30A + 5.60%), due 7/25/42	1,085,000	1,194,758
Series 2021-R01, Class 1B2
11.32% (SOFR 30A + 6.00%), due 10/25/41	3,170,000	3,344,303
Series 2022-R01, Class 1B2
11.32% (SOFR 30A + 6.00%), due 12/25/41	2,900,000	3,051,614
Series 2020-SBT1, Class 1B1
12.185% (SOFR 30A + 6.864%), due 2/25/40	1,900,000	2,043,428
Series 2022-R05, Class 2B2
12.32% (SOFR 30A + 7.00%), due 4/25/42	2,620,000	2,852,689
Series 2022-R02, Class 2B2
12.97% (SOFR 30A + 7.65%), due 1/25/42	1,100,000	1,199,000
Series 2019-HRP1, Class B1
14.685% (SOFR 30A + 9.364%), due 11/25/39	3,205,000	3,567,475
Series 2022-R04, Class 1B2
14.82% (SOFR 30A + 9.50%), due 3/25/42	2,890,000	3,283,928
Series 2022-R03, Class 1B2
15.17% (SOFR 30A + 9.85%), due 3/25/42	650,000	748,806
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(f)	1,333,470	1,153,136
FHLMC STACR REMIC Trust (a)(c)
Series 2021-DNA1, Class B1
7.97% (SOFR 30A + 2.65%), due 1/25/51	2,795,000	2,959,130
Series 2021-HQA1, Class B1
8.32% (SOFR 30A + 3.00%), due 8/25/33	4,325,000	4,598,919
Series 2020-DNA6, Class B1
8.32% (SOFR 30A + 3.00%), due 12/25/50	750,000	788,675
Series 2021-DNA5, Class B1
8.37% (SOFR 30A + 3.05%), due 1/25/34	3,175,000	3,357,531

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(c)
Series 2021-HQA2, Class B1
8.47% (SOFR 30A + 3.15%), due 12/25/33	$ 3,090,000	$ 3,326,342
Series 2021-DNA2, Class B1
8.72% (SOFR 30A + 3.40%), due 8/25/33	1,765,000	1,920,244
Series 2021-DNA3, Class B1
8.82% (SOFR 30A + 3.50%), due 10/25/33	1,490,000	1,638,729
Series 2021-HQA4, Class B1
9.07% (SOFR 30A + 3.75%), due 12/25/41	1,300,000	1,338,880
Series 2020-HQA5, Class B1
9.32% (SOFR 30A + 4.00%), due 11/25/50	825,000	926,876
Series 2021-DNA1, Class B2
10.07% (SOFR 30A + 4.75%), due 1/25/51	3,270,500	3,450,333
Series 2020-DNA2, Class B2
10.235% (SOFR 30A + 4.914%), due 2/25/50	2,605,000	2,791,518
Series 2021-HQA1, Class B2
10.32% (SOFR 30A + 5.00%), due 8/25/33	3,200,000	3,379,889
Series 2020-HQA1, Class B2
10.535% (SOFR 30A + 5.214%), due 1/25/50	2,421,000	2,550,500
Series 2022-HQA1, Class M2
10.57% (SOFR 30A + 5.25%), due 3/25/42	1,770,000	1,917,949
Series 2022-HQA3, Class M2
10.67% (SOFR 30A + 5.35%), due 8/25/42	2,385,000	2,589,735
Series 2020-DNA1, Class B2
10.685% (SOFR 30A + 5.364%), due 1/25/50	750,000	809,267
Series 2021-HQA2, Class B2
10.77% (SOFR 30A + 5.45%), due 12/25/33	3,440,000	3,740,818
Series 2021-DNA5, Class B2
10.82% (SOFR 30A + 5.50%), due 1/25/34	3,190,000	3,503,035
Series 2021-DNA2, Class B2
11.32% (SOFR 30A + 6.00%), due 8/25/33	1,270,000	1,449,221
Series 2022-HQA2, Class M2
11.32% (SOFR 30A + 6.00%), due 7/25/42	3,378,000	3,759,190
Series 2021-DNA3, Class B2
11.57% (SOFR 30A + 6.25%), due 10/25/33	2,030,000	2,358,047
Series 2021-HQA3, Class B2
11.57% (SOFR 30A + 6.25%), due 9/25/41	1,865,000	1,946,501
Series 2021-HQA4, Class B2
12.32% (SOFR 30A + 7.00%), due 12/25/41	2,715,000	2,884,772
Series 2022-HQA1, Class B1
12.32% (SOFR 30A + 7.00%), due 3/25/42	2,905,000	3,198,325
Series 2022-DNA1, Class B2
12.42% (SOFR 30A + 7.10%), due 1/25/42	2,200,000	2,365,233
Series 2020-HQA5, Class B2
12.72% (SOFR 30A + 7.40%), due 11/25/50	1,500,000	1,781,122
Series 2021-DNA7, Class B2
13.12% (SOFR 30A + 7.80%), due 11/25/41	3,493,874	3,807,661

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Trust (a)(c)
Series 2019-HQA3, Class B2
12.935% (SOFR 30A + 7.614%), due 9/25/49	$ 1,365,000	$ 1,537,658
Series 2018-HQA2, Class B2
16.435% (SOFR 30A + 11.114%), due 10/25/48	2,795,000	3,536,369
FNMA
Series 2018-C06, Class 2B1
9.535% (SOFR 30A + 4.214%), due 3/25/31 (c)	2,530,000	2,758,834
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.52% (SOFR 30A + 6.20%), due 11/25/41 (a)(c)	3,995,000	4,208,059
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(f)	372,430	350,637
GCAT Trust (a)(f)
Series 2021-NQM4, Class A1
1.093%, due 8/25/66	1,357,964	1,095,627
Series 2022-NQM1, Class A1
3.333%, due 2/25/67	1,180,417	1,097,018
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
5.884% (1 Month SOFR + 0.554%), due 6/25/37 (c)	442,023	381,655
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4, Class A1
1.957%, due 10/25/61 (a)(f)	3,976,858	3,283,065
Sequoia Mortgage Trust (a)
Series 2021-4, Class A1
0.167%, due 6/25/51 (i)(j)	35,800,948	320,877
Series 2018-7, Class B3
4.257%, due 9/25/48 (f)	1,448,473	1,253,501
STACR Trust
Series 2018-HRP2, Class B1
9.635% (SOFR 30A + 4.314%), due 2/25/47 (a)(c)	3,480,000	3,861,149
		132,614,343
Total Mortgage-Backed Securities (Cost $274,563,422)		278,439,738
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	3,030,000	2,098,834
Total Municipal Bond (Cost $3,030,000)		2,098,834

	Principal Amount	Value
U.S. Government & Federal Agencies 4.4%
United States Treasury Notes 4.4%
U.S. Treasury Notes
4.00%, due 1/15/27	$ 3,000,000	$ 2,964,141
4.00%, due 1/31/31	19,130,000	18,878,919
4.00%, due 2/15/34	4,390,000	4,317,291
4.25%, due 1/31/26	3,250,000	3,224,355
		29,384,706
Total U.S. Government & Federal Agencies (Cost $29,506,605)		29,384,706
Total Long-Term Bonds (Cost $676,007,077)		655,759,061

	Shares

Short-Term Investments 1.0%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 5.25% (k)	4,572,180	4,572,180
Unaffiliated Investment Companies 0.3%
Dreyfus Treasury Obligations Cash Management Fund, 5.337% (k)(l)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 5.319% (k)(l)	922,825	922,825
		1,922,825
Total Short-Term Investments (Cost $6,495,005)		6,495,005
Total Investments (Cost $682,502,082)	99.4%	662,254,066
Other Assets, Less Liabilities	0.6	4,325,605
Net Assets	100.0%	$ 666,579,671

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $1,863,755. The Portfolio received cash collateral with a value of $1,922,825.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2024.
(g)	Illiquid security—As of March 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $713,000, which represented 0.1% of the Portfolio’s net assets.
(h)	Step coupon—Rate shown was the rate in effect as of March 31, 2024.

(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2024.
(k)	Current yield as of March 31, 2024.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 5,193	$ 43,583	$ (44,204)	$ —	$ —	$ 4,572	$ 70	$ —	4,572
Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Schatz	914	June 2024	$ 104,273,588	$ 104,227,483	$ (46,105)
U.S. Treasury 10 Year Notes	14	June 2024	1,543,501	1,551,156	7,655
U.S. Treasury 10 Year Ultra Bonds	911	June 2024	103,804,028	104,409,141	605,113
U.S. Treasury Long Bonds	59	June 2024	7,025,750	7,105,812	80,062
U.S. Treasury Ultra Bonds	50	June 2024	6,405,881	6,450,000	44,119
Total Long Contracts					690,844
Short Contracts
U.S. Treasury 2 Year Notes	(493)	June 2024	(101,028,439)	(100,810,797)	217,642
U.S. Treasury 5 Year Notes	(119)	June 2024	(12,723,875)	(12,734,860)	(10,985)
Total Short Contracts					206,657
Net Unrealized Appreciation					$ 897,501

1.	As of March 31, 2024, cash in the amount of $4,019,525 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USISDA—U.S. International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 82,234,942	$ —	$ 82,234,942
Corporate Bonds	—	243,176,135	—	243,176,135
Foreign Government Bonds	—	18,027,243	—	18,027,243
Loan Assignments	—	2,397,463	—	2,397,463
Mortgage-Backed Securities	—	278,439,738	—	278,439,738
Municipal Bond	—	2,098,834	—	2,098,834
U.S. Government & Federal Agencies	—	29,384,706	—	29,384,706
Total Long-Term Bonds	—	655,759,061	—	655,759,061
Short-Term Investments
Affiliated Investment Company	4,572,180	—	—	4,572,180
Unaffiliated Investment Companies	1,922,825	—	—	1,922,825
Total Short-Term Investments	6,495,005	—	—	6,495,005
Total Investments in Securities	6,495,005	655,759,061	—	662,254,066
Other Financial Instruments
Futures Contracts (b)	954,591	—	—	954,591
Total Investments in Securities and Other Financial Instruments	$ 7,449,596	$ 655,759,061	$ —	$ 663,208,657
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (57,090)	$ —	$ —	$ (57,090)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Natural Resources Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Australia 1.1%
South32 Ltd. (Metals & Mining)	1,969,585	$ 3,850,440
Canada 12.9%
Cameco Corp. (Oil, Gas & Consumable Fuels)	268,839	11,646,106
Capstone Copper Corp. (Metals & Mining) (a)	1,511,283	9,617,408
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)	317,312	3,785,583
NexGen Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	625,925	4,865,815
Nutrien Ltd. (Chemicals)	55,328	3,004,864
Teck Resources Ltd., Class B (Metals & Mining)	264,280	12,098,738
		45,018,514
Chile 1.0%
Antofagasta plc (Metals & Mining)	138,604	3,567,007
Ireland 1.4%
Smurfit Kappa Group plc (Containers & Packaging)	108,130	4,940,441
Netherlands 3.8%
Shell plc (Oil, Gas & Consumable Fuels)	403,748	13,376,752
Norway 0.9%
Equinor ASA, Sponsored ADR (Oil, Gas & Consumable Fuels)	63,331	1,711,837
Norsk Hydro ASA (Metals & Mining)	259,465	1,430,800
		3,142,637
United States 77.0%
Alcoa Corp. (Metals & Mining)	218,556	7,385,007
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	496,054	14,385,566
Bunge Global SA (Food Products)	40,395	4,141,295
CF Industries Holdings, Inc. (Chemicals)	177,763	14,791,659
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) (b)	71,139	6,319,277
Chevron Corp. (Oil, Gas & Consumable Fuels)	53,329	8,412,117
ConocoPhillips (Oil, Gas & Consumable Fuels)	122,185	15,551,707
CRH plc (Construction Materials)	105,989	9,142,611
Darling Ingredients, Inc. (Food Products) (a)	175,878	8,180,086
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	60,994	12,087,181
EQT Corp. (Oil, Gas & Consumable Fuels)	431,929	16,011,608
Fluor Corp. (Construction & Engineering) (a)	108,805	4,600,275
Freeport-McMoRan, Inc. (Metals & Mining)	359,118	16,885,728
International Paper Co. (Containers & Packaging)	62,401	2,434,887
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	263,200	7,459,088
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	66,303	13,360,055
Mosaic Co. (The) (Chemicals)	95,203	3,090,289
Newmont Corp. (Metals & Mining)	368,696	13,214,065
NOV, Inc. (Energy Equipment & Services)	146,566	2,860,968
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	245,133	15,931,194
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	384,669	6,793,255

	Shares	Value
Common Stocks
United States
Phillips 66 (Oil, Gas & Consumable Fuels)	100,322	$ 16,386,596
Schlumberger NV (Energy Equipment & Services)	275,606	15,105,965
Transocean Ltd. (Energy Equipment & Services) (a)	1,678,801	10,542,870
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	38,896	6,639,158
Vulcan Materials Co. (Construction Materials)	5,916	1,614,595
Weatherford International plc (Energy Equipment & Services) (a)	134,544	15,529,069
		268,856,171
Zambia 0.5%
First Quantum Minerals Ltd. (Metals & Mining)	153,408	1,648,976
Total Common Stocks (Cost $286,234,158)		344,400,938
Short-Term Investments 2.3%
Affiliated Investment Company 1.2%
United States 1.2%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	4,241,582	4,241,582
Unaffiliated Investment Companies 1.1%
United States 1.1%
Dreyfus Treasury Obligations Cash Management Fund, 5.337% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 5.319% (c)(d)	2,690,085	2,690,085
		3,690,085
Total Short-Term Investments (Cost $7,931,667)		7,931,667
Total Investments (Cost $294,165,825)	100.9%	352,332,605
Other Assets, Less Liabilities	(0.9)	(3,270,145)
Net Assets	100.0%	$ 349,062,460

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $3,882,228; the total market value of collateral held by the Portfolio was $3,962,398. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $272,313. The Portfolio received cash collateral with a value of $3,690,085.
(c)	Current yield as of March 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,388	$ 22,464	$ (19,610)	$ —	$ —	$ 4,242	$ 31	$ —	4,242
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Norway	$ 1,711,837	$ 1,430,800	$ —	$ 3,142,637
All Other Countries	341,258,301	—	—	341,258,301
Total Common Stocks	342,970,138	1,430,800	—	344,400,938
Short-Term Investments
Affiliated Investment Company	4,241,582	—	—	4,241,582
Unaffiliated Investment Companies	3,690,085	—	—	3,690,085
Total Short-Term Investments	7,931,667	—	—	7,931,667
Total Investments in Securities	$ 350,901,805	$ 1,430,800	$ —	$ 352,332,605

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 92.0%
Equity Funds 59.1%
IQ 500 International ETF (a)	495,381	$ 16,996,869
IQ Candriam International Equity ETF (a)	545,467	16,293,645
IQ Candriam U.S. Large Cap Equity ETF (a)	674,880	29,937,677
IQ Candriam U.S. Mid Cap Equity ETF (a)	489,462	15,829,005
IQ CBRE NextGen Real Estate ETF (a)	879,849	17,360,917
IQ FTSE International Equity Currency Neutral ETF	596,017	15,991,136
IQ U.S. Small Cap ETF	186,002	6,938,098
MainStay Epoch Capital Growth Fund Class I	181,686	2,756,626
MainStay Epoch International Choice Fund Class I (a)	398,839	16,254,558
MainStay Fiera SMID Growth Fund Class R6 (a)	933,956	16,755,170
MainStay PineStone U.S. Equity Fund Class R6 (a)	1,509,552	27,868,899
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	3,002,254	29,793,771
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,727,090	19,747,680
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	1,400,330	25,252,578
MainStay VP MacKay Convertible Portfolio Initial Class	1,065,456	15,751,489
MainStay VP PineStone International Equity Portfolio Initial Class (a)	1,359,460	15,654,321
MainStay VP Small Cap Growth Portfolio Initial Class	1,179,874	13,371,045
MainStay VP Wellington Growth Portfolio Initial Class	1,107,968	30,450,067
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	1,748,863	15,909,933
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	1,083,570	9,958,228
MainStay VP Wellington U.S. Equity Portfolio Initial Class	660,629	19,552,715
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,073,895	31,722,750
MainStay WMC Enduring Capital Fund Class R6 (a)	324,891	12,347,587
MainStay WMC International Research Equity Fund Class I (a)	2,169,819	16,512,972
MainStay WMC Value Fund Class R6 (a)	721,186	22,924,410
Total Equity Funds (Cost $420,760,724)		461,932,146
Fixed Income Funds 32.9%
IQ MacKay ESG Core Plus Bond ETF (a)	1,791,719	37,617,140
IQ Mackay ESG High Income ETF (a)	336,698	8,934,282
MainStay MacKay Short Duration High Income Fund Class I	2,224,444	21,117,092
MainStay Mackay U.S. Infrastructure Bond Fund Class R6 (a)	1,811,318	13,666,939
MainStay Short Term Bond Fund Class I (a)	1,712,574	15,558,050
MainStay VP Floating Rate Portfolio Initial Class (a)	2,725,066	23,421,666
MainStay VP Indexed Bond Portfolio Initial Class (a)	13,823,793	119,560,599
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	976,028	9,015,378
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	994,715	7,743,860
Total Fixed Income Funds (Cost $281,061,040)		256,635,006
Total Affiliated Investment Companies (Cost $701,821,764)		718,567,152

	Shares	Value
Short-Term Investment 7.6%
Affiliated Investment Company 7.6%
MainStay U.S. Government Liquidity Fund, 5.25% (a)(b)	59,061,143	$ 59,061,143
Total Short-Term Investment (Cost $59,061,143)	7.6%	59,061,143
Total Investments (Cost $760,882,907)	99.6%	777,628,295
Other Assets, Less Liabilities	0.4	3,181,704
Net Assets	100.0%	$ 780,809,999

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(b)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 19,290	$ 233	$ (3,264)	$ 449	$ 289	$ 16,997	$ —	$ —	495
IQ Candriam International Equity ETF	19,435	—	(4,283)	1,172	(30)	16,294	65	—	545
IQ Candriam U.S. Large Cap Equity ETF	29,989	—	(1,699)	536	1,112	29,938	85	—	675
IQ Candriam U.S. Mid Cap Equity ETF	16,282	—	(1,565)	131	981	15,829	47	—	489
IQ CBRE NextGen Real Estate ETF	17,946	319	(300)	11	(615)	17,361	77	—	880
IQ FTSE International Equity Currency Neutral ETF	15,757	—	(962)	187	1,009	15,991	19	—	596
IQ MacKay ESG Core Plus Bond ETF	34,291	3,443	—	—	(117)	37,617	315	—	1,792
IQ Mackay ESG High Income ETF	9,005	88	(150)	4	(13)	8,934	106	—	337
IQ U.S. Small Cap ETF	7,598	—	(877)	56	161	6,938	24	—	186
MainStay Epoch Capital Growth Fund Class I	2,859	—	(334)	23	209	2,757	—	—	182
MainStay Epoch International Choice Fund Class I	14,377	1,949	(459)	49	338	16,254	—	—	399
MainStay Fiera SMID Growth Fund Class R6	17,011	—	(1,525)	102	1,167	16,755	—	—	934
MainStay MacKay Short Duration High Income Fund Class I (a)	20,779	414	(102)	(3)	29	21,117	347	—	2,224
MainStay Mackay U.S. Infrastructure Bond Fund Class R6	10,274	3,480	(6)	—(b)	(81)	13,667	147	—	1,811
MainStay PineStone U.S. Equity Fund Class R6	26,890	12	(736)	64	1,639	27,869	—	—	1,510
MainStay Short Term Bond Fund Class I	15,425	317	(114)	—	(70)	15,558	193	—	1,713
MainStay U.S. Government Liquidity Fund	73,467	28,697	(43,103)	—	—	59,061	974	—	59,061
MainStay VP American Century Sustainable Equity Portfolio Initial Class	26,357	1,442	(1,028)	74	2,949	29,794	—	—	3,002
MainStay VP Bond Portfolio Initial Class	7,054	—	(7,022)	241	(273)	—	—	—	—
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	19,839	—	(887)	(285)	1,081	19,748	—	—	2,727
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	21,906	1,911	(619)	128	1,927	25,253	—	—	1,400
MainStay VP Floating Rate Portfolio Initial Class	23,170	655	(428)	(15)	40	23,422	484	—	2,725
MainStay VP Indexed Bond Portfolio Initial Class	120,255	1,872	(1,483)	(419)	(664)	119,561	—	—	13,824

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP MacKay Convertible Portfolio Initial Class	$ —	$ 15,884	$ —	$ —	$ (133)	$ 15,751	$ 374	$ —	1,065
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	8,986	42	(171)	(4)	162	9,015	—	—	976
MainStay VP PIMCO Real Return Portfolio Initial Class	7,769	56	(92)	(11)	22	7,744	—	—	995
MainStay VP PineStone International Equity Portfolio Initial Class	14,312	1,833	(1,515)	(853)	1,877	15,654	—	—	1,359
MainStay VP S&P 500 Index Portfolio Initial Class	12,019	—	(12,275)	2,775	(2,519)	—	—	—	—
MainStay VP Small Cap Growth Portfolio Initial Class	13,843	—	(1,144)	(873)	1,545	13,371	—	—	1,180
MainStay VP Wellington Growth Portfolio Initial Class	30,611	—	(3,809)	(1,122)	4,770	30,450	—	—	1,108
MainStay VP Wellington Mid Cap Portfolio Initial Class	16,403	—	(1,695)	(624)	1,826	15,910	—	—	1,749
MainStay VP Wellington Small Cap Portfolio Initial Class	10,774	—	(1,368)	(396)	948	9,958	—	—	1,084
MainStay VP Wellington U.S. Equity Portfolio Initial Class	16,168	1,743	(568)	(58)	2,268	19,553	—	—	661
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	31,228	—	(3,464)	430	3,529	31,723	—	—	1,074
MainStay WMC Enduring Capital Fund Class R6	12,307	—	(1,098)	90	1,048	12,347	—	—	325
MainStay WMC International Research Equity Fund Class I	14,410	1,969	(651)	(122)	907	16,513	—	—	2,170
MainStay WMC Value Fund Class R6	19,598	2,301	(229)	5	1,249	22,924	—	—	721
	$777,684	$68,660	$(99,025)	$1,742	$28,567	$777,628	$3,257	$—

(a)	Prior to February 28, 2024, known as MainStay MacKay Short Duration High Yield Fund Class I.
(b)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/3/24	Daily	(11,942)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/3/24	Daily	(14,084)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	20,245	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/3/24	Daily	30,872	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.57%	12/3/24	Daily	(7,995)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/3/24	Daily	(39,897)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/3/24	Daily	20,300	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/3/24	Daily	8,131	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	23,630	—
JPMorgan Chase Bank NA	JPNYOIH Index	1 day FEDF plus 0.48%	2/14/25	Daily	9,085	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.10%	4/9/24 - 5/7/24	Daily	(36,631)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.36% - 0.51%	5/7/24	Daily	12,304	$ —
Citibank NA	S&P 500 Total Return Index	1 day FEDF	12/3/24	Daily	3,425	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/3/24	Daily	40,254	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.35%	12/3/24	Daily	7,686	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 0.50%	12/3/24	Daily	(8,295)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of March 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(3,687)	(538,466)	—	4.51
Apollo Commercial Real Estate Finance, Inc.	(580)	(84,704)	—	0.71
Atlantica Sustainable Infrastructure plc	(322)	(46,989)	—	0.39
Brandywine Realty Trust	(554)	(80,895)	—	0.68
Carnival Corp.	(8,898)	(1,299,504)	—	10.88
Chart Industries, Inc.	(3,440)	(502,352)	—	4.21
Coherent Corp.	(2,087)	(304,872)	—	2.55
CommScope Holding Co, Inc.	(82)	(12,004)	—	0.10
Crane NXT Co	(2,193)	(320,330)	—	2.68
Cushman & Wakefield plc	(702)	(102,510)	—	0.86
Delta Air Lines, Inc.	(7,928)	(1,157,885)	—	9.70
Designer Brands, Inc.	(551)	(80,508)	—	0.67
DigitalBridge Group, Inc.	(1,023)	(149,469)	—	1.25
Elanco Animal Health, Inc.	(3,783)	(552,489)	—	4.63
Entegris, Inc.	(5,479)	(800,151)	—	6.70
Fidelity National Information Services, Inc.	(7,762)	(1,133,635)	—	9.49
Hanesbrands, Inc.	(1,707)	(249,297)	—	2.09
JetBlue Airways Corp.	(1,387)	(202,593)	—	1.70
Lumen Technologies, Inc.	(1,429)	(208,680)	—	1.75
MKS Instruments, Inc.	(2,059)	(300,704)	—	2.52
Oatly Group AB	(139)	(20,291)	—	0.17
Opendoor Technologies, Inc.	(1,603)	(234,184)	—	1.96
Par Pacific Holdings, Inc.	(941)	(137,410)	—	1.15
PureCycle Technologies, Inc.	(420)	(61,359)	—	0.51
Scorpio Tankers, Inc.	(2,354)	(343,771)	—	2.88
Topgolf Callaway Brands Corp.	(716)	(104,608)	—	0.88
Uber Technologies, Inc.	(14,083)	(2,056,863)	—	17.22
United Airlines Holdings, Inc.	(5,857)	(855,401)	—	7.16
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of March 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AppLovin Corp.	(5,827)	(712,303)	—	5.06
Array Technologies Inc.	(2,320)	(283,636)	—	2.01
Asana Inc.	(1,135)	(138,784)	—	0.99
BILL Holdings Inc.	(4,033)	(493,034)	—	3.50
BioCryst Pharmaceuticals Inc.	(360)	(43,989)	—	0.31
Bloom Energy Corp.	(1,062)	(129,852)	—	0.92
Bridgebio Pharma Inc.	(3,278)	(400,741)	—	2.84
Carnival Corp.	(7,629)	(932,545)	—	6.62
Children's Place Inc./The	(211)	(25,852)	—	0.18
Cinemark Holdings Inc.	(1,616)	(197,596)	—	1.40
Coeur Mining Inc.	(799)	(97,663)	—	0.69

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Cytokinetics Inc.	(2,652)	(324,151)	—	2.30
DigitalBridge Group, Inc.	(1,241)	(151,720)	—	1.08
Emergent BioSolutions Inc.	(157)	(19,193)	—	0.14
Enviva Inc.	(14)	(1,764)	—	0.01
Exact Sciences Corp.	(4,029)	(492,457)	—	3.50
Fastly Inc.	(1,482)	(181,211)	—	1.29
Gap Inc./The	(7,296)	(891,913)	—	6.33
Guardant Health Inc.	(1,199)	(146,561)	—	1.04
IAC Inc.	(1,209)	(147,829)	—	1.05
Infinera Corp.	(495)	(60,540)	—	0.43
Insmed Inc.	(1,104)	(134,985)	—	0.96
JetBlue Airways Corp.	(1,683)	(205,700)	—	1.46
Kyndryl Holdings Inc.	(996)	(121,775)	—	0.86
Lyft Inc.	(8,738)	(1,068,169)	—	7.58
NeoGenomics Inc.	(778)	(95,082)	—	0.67
Oscar Health Inc.	(3,082)	(376,802)	—	2.68
Pacific Biosciences of California Inc.	(410)	(50,092)	—	0.36
Peloton Interactive Inc.	(1,023)	(125,087)	—	0.89
Q2 Holdings Inc.	(1,464)	(178,940)	—	1.27
Redfin Corp.	(559)	(68,293)	—	0.48
Revance Therapeutics Inc.	(166)	(20,276)	—	0.14
RingCentral Inc.	(2,295)	(280,567)	—	1.99
Rivian Automotive Inc.	(3,500)	(427,867)	—	3.04
Royal Caribbean Cruises Ltd.	(10,804)	(1,320,663)	—	9.38
Scotts Miracle-Gro Co/The	(1,857)	(226,943)	—	1.61
Spirit AeroSystems Holdings Inc.	(1,531)	(187,154)	—	1.33
Spirit Airlines Inc.	(222)	(27,091)	—	0.19
Sweetgreen Inc.	(1,700)	(207,817)	—	1.48
TG Therapeutics Inc.	(1,574)	(192,369)	—	1.37
Twist Bioscience Corp.	(1,702)	(208,091)	—	1.48
Vistra Corp.	(8,411)	(1,028,105)	—	7.30
Warner Bros Discovery Inc.	(2,817)	(344,358)	—	2.44
Wix.com Ltd.	(2,692)	(329,026)	—	2.34
Wolfspeed Inc.	(1,914)	(233,941)	—	1.66
WW International Inc.	(317)	(38,796)	—	0.28
Wynn Resorts Ltd.	(4,972)	(607,814)	—	4.32
Xerox Holdings Corp.	(859)	(104,989)	—	0.75

1.	As of March 31, 2024, cash in the amount $678,569 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 461,932,146	$ —	$ —	$ 461,932,146
Fixed Income Funds	256,635,006	—	—	256,635,006
Total Affiliated Investment Companies	718,567,152	—	—	718,567,152
Short-Term Investment
Affiliated Investment Company	59,061,143	—	—	59,061,143
Total Investments in Securities	$ 777,628,295	$ —	$ —	$ 777,628,295

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 92.4%
Equity Funds 79.5%
IQ 500 International ETF (a)	1,075,543	$ 36,902,633
IQ Candriam International Equity ETF (a)	1,182,999	35,337,363
IQ Candriam U.S. Large Cap Equity ETF (a)	1,274,769	56,548,753
IQ Candriam U.S. Mid Cap Equity ETF (a)	1,296,725	41,935,568
IQ CBRE NextGen Real Estate ETF (a)	1,395,486	27,535,311
IQ FTSE International Equity Currency Neutral ETF	936,564	25,128,012
IQ U.S. Small Cap ETF (a)	854,639	31,879,060
MainStay Epoch Capital Growth Fund Class I	285,392	4,330,106
MainStay Epoch International Choice Fund Class I (a)	868,009	35,375,464
MainStay Fiera SMID Growth Fund Class R6 (a)	2,379,986	42,696,942
MainStay PineStone U.S. Equity Fund Class R6 (a)	2,946,254	54,392,856
MainStay VP American Century Sustainable Equity Portfolio Initial Class (a)	5,690,478	56,471,164
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,998,121	43,434,195
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,842,463	51,258,986
MainStay VP MacKay Convertible Portfolio Initial Class	1,673,634	24,742,669
MainStay VP PineStone International Equity Portfolio Initial Class (a)	2,950,783	33,978,560
MainStay VP Small Cap Growth Portfolio Initial Class (a)	3,439,899	38,983,001
MainStay VP Wellington Growth Portfolio Initial Class (a)	2,069,607	56,878,603
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	4,608,857	41,928,159
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	3,846,443	35,349,582
MainStay VP Wellington U.S. Equity Portfolio Initial Class	1,131,314	33,483,621
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,974,919	58,338,909
MainStay WMC Enduring Capital Fund Class R6 (a)	666,836	25,343,296
MainStay WMC International Research Equity Fund Class I (a)	4,706,090	35,814,754
MainStay WMC Value Fund Class R6 (a)	1,535,292	48,802,492
Total Equity Funds (Cost $884,130,555)		976,870,059
Fixed Income Funds 12.9%
IQ MacKay ESG Core Plus Bond ETF	255,879	5,372,180
IQ Mackay ESG High Income ETF (a)	549,588	14,583,318
MainStay MacKay Short Duration High Income Fund Class I	3,376,252	32,051,439
MainStay Mackay U.S. Infrastructure Bond Fund Class R6	258,714	1,952,077
MainStay Short Term Bond Fund Class I (a)	2,690,122	24,438,681
MainStay VP Floating Rate Portfolio Initial Class (a)	4,280,537	36,790,787
MainStay VP Indexed Bond Portfolio Initial Class (a)	1,974,032	17,073,202
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,593,136	14,715,478
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,563,050	12,168,342
Total Fixed Income Funds (Cost $158,679,622)		159,145,504
Total Affiliated Investment Companies (Cost $1,042,810,177)		1,136,015,563

	Shares	Value
Short-Term Investment 7.2%
Affiliated Investment Company 7.2%
MainStay U.S. Government Liquidity Fund, 5.25% (a)(b)	88,429,356	$ 88,429,356
Total Short-Term Investment (Cost $88,429,356)	7.2%	88,429,356
Total Investments (Cost $1,131,239,533)	99.6%	1,224,444,919
Other Assets, Less Liabilities	0.4	5,022,901
Net Assets	100.0%	$ 1,229,467,820

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of March 31, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(b)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 39,762	$ 704	$ (5,189)	$ 723	$ 903	$ 36,903	$ —	$ —	1,076
IQ Candriam International Equity ETF	40,064	—	(7,169)	2,038	404	35,337	140	—	1,183
IQ Candriam U.S. Large Cap Equity ETF	55,506	—	(2,041)	621	2,463	56,549	161	—	1,275
IQ Candriam U.S. Mid Cap Equity ETF	42,600	—	(3,602)	325	2,613	41,936	124	—	1,297
IQ CBRE NextGen Real Estate ETF	27,934	637	(97)	4	(943)	27,535	121	—	1,395
IQ FTSE International Equity Currency Neutral ETF	24,520	—	(1,267)	214	1,661	25,128	30	—	937
IQ MacKay ESG Core Plus Bond ETF	5,340	128	(78)	3	(21)	5,372	45	—	256
IQ Mackay ESG High Income ETF	14,605	218	(225)	5	(20)	14,583	172	—	550
IQ U.S. Small Cap ETF	34,045	12	(3,170)	27	965	31,879	112	—	855
MainStay Epoch Capital Growth Fund Class I	4,406	—	(441)	33	332	4,330	—	—	285
MainStay Epoch International Choice Fund Class I	32,296	3,174	(922)	83	744	35,375	—	—	868
MainStay Fiera SMID Growth Fund Class R6	43,725	—	(4,288)	309	2,951	42,697	—	—	2,380
MainStay MacKay Short Duration High Income Fund Class I (a)	31,600	733	(321)	(9)	48	32,051	525	—	3,376
MainStay Mackay U.S. Infrastructure Bond Fund Class R6	1,933	46	(14)	—(b)	(13)	1,952	22	—	259
MainStay PineStone U.S. Equity Fund Class R6	52,082	22	(1,018)	86	3,221	54,393	—	—	2,946
MainStay Short Term Bond Fund Class I	24,075	624	(150)	—	(110)	24,439	302	—	2,690
MainStay U.S. Government Liquidity Fund	112,556	49,073	(73,200)	—	—	88,429	1,501	—	88,429
MainStay VP American Century Sustainable Equity Portfolio Initial Class	50,219	2,351	(1,817)	327	5,391	56,471	—	—	5,690
MainStay VP Bond Portfolio Initial Class	33	—	(33)	2	(2)	—	—	—	—
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	43,672	2	(1,977)	(1,053)	2,790	43,434	—	—	5,998
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	45,277	3,013	(1,205)	106	4,068	51,259	—	—	2,842

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP Floating Rate Portfolio Initial Class	$ 36,164	$ 1,097	$ (510)	$ (18)	$ 58	$ 36,791	$ 757	$ —	4,281
MainStay VP Indexed Bond Portfolio Initial Class	17,063	354	(190)	9	(163)	17,073	—	—	1,974
MainStay VP MacKay Convertible Portfolio Initial Class	—	24,951	—	—	(208)	24,743	588	—	1,674
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	14,575	98	(214)	3	254	14,716	—	—	1,593
MainStay VP PIMCO Real Return Portfolio Initial Class	12,123	180	(153)	(7)	25	12,168	—	—	1,563
MainStay VP PineStone International Equity Portfolio Initial Class	32,597	2,831	(3,719)	(1,475)	3,745	33,979	—	—	2,951
MainStay VP S&P 500 Index Portfolio Initial Class	18,636	—	(19,030)	3,568	(3,174)	—	—	—	—
MainStay VP Small Cap Growth Portfolio Initial Class	40,283	—	(3,226)	(834)	2,760	38,983	—	—	3,440
MainStay VP Wellington Growth Portfolio Initial Class	56,331	—	(6,173)	(1,494)	8,215	56,879	—	—	2,070
MainStay VP Wellington Mid Cap Portfolio Initial Class	42,720	—	(3,948)	(1,538)	4,694	41,928	—	—	4,609
MainStay VP Wellington Small Cap Portfolio Initial Class	37,627	—	(4,216)	(1,325)	3,264	35,350	—	—	3,846
MainStay VP Wellington U.S. Equity Portfolio Initial Class	27,630	2,891	(808)	(76)	3,847	33,484	—	—	1,131
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	56,928	—	(5,815)	1,064	6,162	58,339	—	—	1,975
MainStay WMC Enduring Capital Fund Class R6	24,892	—	(1,877)	159	2,169	25,343	—	—	667
MainStay WMC International Research Equity Fund Class I	32,381	3,222	(1,490)	(344)	2,046	35,815	—	—	4,706
MainStay WMC Value Fund Class R6	42,923	3,711	(501)	12	2,657	48,802	—	—	1,535
	$1,219,123	$100,072	$(160,094)	$1,548	$63,796	$1,224,445	$4,600	$—

(a)	Prior to February 28, 2024, known as MainStay MacKay Short Duration High Yield Fund Class I.
(b)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/3/24	Daily	(18,586)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/3/24	Daily	(21,950)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	31,800	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/3/24	Daily	48,365	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.57%	12/3/24	Daily	(12,520)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/3/24	Daily	(62,667)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.55%	12/3/24	Daily	31,731	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/3/24	Daily	12,748	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	37,117	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
JPMorgan Chase Bank NA	JPNYOIH Index	1 day FEDF plus 0.48%	2/14/25	Daily	14,278	$ —
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15% - plus 0.10%	4/9/24 - 5/7/24	Daily	(54,736)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.36% - 0.51%	5/7/24	Daily	19,287	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF	12/3/24	Daily	502	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/3/24	Daily	63,228	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.35%	12/3/24	Daily	13,513	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 0.50%	12/3/24	Daily	(12,946)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of March 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(5,738)	(838,070)	—	4.51
Apollo Commercial Real Estate Finance, Inc.	(903)	(131,834)	—	0.71
Atlantica Sustainable Infrastructure plc	(501)	(73,134)	—	0.39
Brandywine Realty Trust	(862)	(125,906)	—	0.68
Carnival Corp.	(13,848)	(2,022,554)	—	10.88
Chart Industries, Inc.	(5,353)	(781,862)	—	4.21
Coherent Corp.	(3,249)	(474,505)	—	2.55
CommScope Holding Co, Inc.	(128)	(18,684)	—	0.10
Crane NXT Co	(3,414)	(498,563)	—	2.68
Cushman & Wakefield plc	(1,092)	(159,547)	—	0.86
Delta Air Lines, Inc.	(12,339)	(1,802,138)	—	9.70
Designer Brands, Inc.	(858)	(125,303)	—	0.67
DigitalBridge Group, Inc.	(1,593)	(232,633)	—	1.25
Elanco Animal Health, Inc.	(5,888)	(859,897)	—	4.63
Entegris, Inc.	(8,527)	(1,245,358)	—	6.70
Fidelity National Information Services, Inc.	(12,081)	(1,764,394)	—	9.49
Hanesbrands, Inc.	(2,657)	(388,007)	—	2.09
JetBlue Airways Corp.	(2,159)	(315,317)	—	1.70
Lumen Technologies, Inc.	(2,224)	(324,791)	—	1.75
MKS Instruments, Inc.	(3,205)	(468,018)	—	2.52
Oatly Group AB	(216)	(31,581)	—	0.17
Opendoor Technologies, Inc.	(2,496)	(364,485)	—	1.96
Par Pacific Holdings, Inc.	(1,464)	(213,866)	—	1.15
PureCycle Technologies, Inc.	(654)	(95,500)	—	0.51
Scorpio Tankers, Inc.	(3,663)	(535,047)	—	2.88
Topgolf Callaway Brands Corp.	(1,115)	(162,813)	—	0.88
Uber Technologies, Inc.	(21,919)	(3,201,311)	—	17.22
United Airlines Holdings, Inc.	(9,116)	(1,331,350)	—	7.16
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of March 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AppLovin Corp.	(9,081)	(1,110,120)	—	5.06
Array Technologies Inc.	(3,616)	(442,045)	—	2.01
Asana Inc.	(1,769)	(216,294)	—	0.99
BILL Holdings Inc.	(6,286)	(768,391)	—	3.50
BioCryst Pharmaceuticals Inc.	(561)	(68,557)	—	0.31
Bloom Energy Corp.	(1,656)	(202,374)	—	0.92
Bridgebio Pharma Inc.	(5,109)	(624,553)	—	2.84
Carnival Corp.	(11,889)	(1,453,366)	—	6.62
Children's Place Inc./The	(330)	(40,289)	—	0.18

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Cinemark Holdings Inc.	(2,519)	(307,952)	—	1.40
Coeur Mining Inc.	(1,245)	(152,207)	—	0.69
Cytokinetics Inc.	(4,133)	(505,188)	—	2.30
DigitalBridge Group, Inc.	(1,934)	(236,454)	—	1.08
Emergent BioSolutions Inc.	(245)	(29,913)	—	0.14
Enviva Inc.	(22)	(2,749)	—	0.01
Exact Sciences Corp.	(6,279)	(767,491)	—	3.50
Fastly Inc.	(2,310)	(282,416)	—	1.29
Gap Inc./The	(11,371)	(1,390,040)	—	6.33
Guardant Health Inc.	(1,869)	(228,415)	—	1.04
IAC Inc.	(1,885)	(230,391)	—	1.05
Infinera Corp.	(772)	(94,350)	—	0.43
Insmed Inc.	(1,721)	(210,374)	—	0.96
JetBlue Airways Corp.	(2,623)	(320,582)	—	1.46
Kyndryl Holdings Inc.	(1,553)	(189,785)	—	0.86
Lyft Inc.	(13,619)	(1,664,735)	—	7.58
NeoGenomics Inc.	(1,212)	(148,185)	—	0.67
Oscar Health Inc.	(4,804)	(587,243)	—	2.68
Pacific Biosciences of California Inc.	(639)	(78,069)	—	0.36
Peloton Interactive Inc.	(1,595)	(194,947)	—	0.89
Q2 Holdings Inc.	(2,281)	(278,876)	—	1.27
Redfin Corp.	(871)	(106,434)	—	0.48
Revance Therapeutics Inc.	(259)	(31,600)	—	0.14
RingCentral Inc.	(3,577)	(437,262)	—	1.99
Rivian Automotive Inc.	(5,455)	(666,828)	—	3.04
Royal Caribbean Cruises Ltd.	(16,838)	(2,058,245)	—	9.38
Scotts Miracle-Gro Co/The	(2,893)	(353,689)	—	1.61
Spirit AeroSystems Holdings Inc.	(2,386)	(291,679)	—	1.33
Spirit Airlines Inc.	(345)	(42,221)	—	0.19
Sweetgreen Inc.	(2,650)	(323,881)	—	1.48
TG Therapeutics Inc.	(2,453)	(299,806)	—	1.37
Twist Bioscience Corp.	(2,653)	(324,309)	—	1.48
Vistra Corp.	(13,108)	(1,602,295)	—	7.30
Warner Bros Discovery Inc.	(4,390)	(536,681)	—	2.44
Wix.com Ltd.	(4,195)	(512,786)	—	2.34
Wolfspeed Inc.	(2,983)	(364,596)	—	1.66
WW International Inc.	(495)	(60,464)	—	0.28
Wynn Resorts Ltd.	(7,749)	(947,275)	—	4.32
Xerox Holdings Corp.	(1,339)	(163,625)	—	0.75

1.	As of March 31, 2024, cash in the amount $2,190,777 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 976,870,059	$ —	$ —	$ 976,870,059
Fixed Income Funds	159,145,504	—	—	159,145,504
Total Affiliated Investment Companies	1,136,015,563	—	—	1,136,015,563
Short-Term Investment
Affiliated Investment Company	88,429,356	—	—	88,429,356
Total Investments in Securities	$ 1,224,444,919	$ —	$ —	$ 1,224,444,919

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 115.3%
Asset-Backed Securities 9.2%
Home Equity Asset-Backed Securities 1.4%
Argent Securities Trust
Series 2006-W4, Class A2C
5.764% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 277,606	$ 66,237
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
5.233% (1 Month SOFR + 0.734%), due 1/25/32 (a)	380,003	366,555
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
5.664% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	753,759	486,427
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
5.634% (1 Month SOFR + 0.304%), due 11/25/37 (a)	1,148,834	1,061,194
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
5.564% (1 Month SOFR + 0.234%), due 12/25/36 (a)	365,817	316,327
GSAA Home Equity Trust
Series 2006-17, Class A3A
5.924% (1 Month SOFR + 0.594%), due 11/25/36 (a)	964,854	300,680
Home Equity Asset Trust
Series 2005-8, Class M2
6.119% (1 Month SOFR + 0.789%), due 2/25/36 (a)	177,291	170,492
Lehman XS Trust
Series 2007-20N, Class A1
7.744% (1 Month SOFR + 2.414%), due 12/25/37 (a)	24,034	22,737
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
5.684% (1 Month SOFR + 0.354%), due 8/25/36 (a)	215,161	84,580
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
5.594% (1 Month SOFR + 0.264%), due 10/25/36 (a)	109,037	35,643
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
6.224% (1 Month SOFR + 0.894%), due 1/25/35 (a)	90,654	88,139
New Century Home Equity Loan Trust
Series 2004-4, Class M1
6.209% (1 Month SOFR + 0.879%), due 2/25/35 (a)	46,657	44,669
Option One Mortgage Loan Trust
Series 2006-1, Class M1
5.984% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,200,000	1,084,678
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
6.314% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,238,000	1,133,681
RASC Trust (a)
Series 2006-EMX4, Class A4
5.904% (1 Month SOFR + 0.344%), due 6/25/36	365,233	352,404
Series 2005-EMX1, Class M2
6.539% (1 Month SOFR + 1.209%), due 3/25/35	631,322	619,123

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saxon Asset Securities Trust
Series 2007-3, Class 1A
5.754% (1 Month SOFR + 0.424%), due 9/25/37 (a)	$ 78,881	$ 73,985
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
5.744% (1 Month SOFR + 0.414%), due 7/25/36	321,109	127,419
Series 2006-HE1, Class A2C
5.764% (1 Month SOFR + 0.434%), due 7/25/36	521,590	180,338
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
5.624% (1 Month SOFR + 0.294%), due 7/25/37	142,509	125,183
Series 2007-OPT1, Class 1A1
5.644% (1 Month SOFR + 0.314%), due 6/25/37	244,996	165,442
		6,905,933
Other Asset-Backed Securities 7.8%
ACAS CLO Ltd.
Series 2015-1A, Class AR3
6.45% (3 Month SOFR + 1.152%), due 10/18/28 (a)(b)	252,250	252,408
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR
6.626% (3 Month SOFR + 1.312%), due 7/15/30 (a)(b)	234,900	234,791
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2
6.716% (3 Month SOFR + 1.402%), due 7/15/32 (a)(b)	300,000	300,000
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR
6.719% (3 Month SOFR + 1.402%), due 7/22/32 (a)(b)	300,000	300,004
Adagio CLO VIII DAC
Series VIII-A, Class AN
4.872% (3 Month EURIBOR + 0.93%), due 4/15/32 (a)(b)	EUR 1,200,000	1,285,105
Anchorage Capital Europe CLO 1 DAC
Series 1A, Class A1R
4.712% (3 Month EURIBOR + 0.78%), due 1/15/31 (a)(b)	1,094,852	1,169,899
Apidos CLO XXVI
Series 2017-26A, Class A1AR
6.46% (3 Month SOFR + 1.162%), due 7/18/29 (a)(b)	$ 483,501	483,337
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2022-FL1, Class A
6.769% (SOFR 30A + 1.45%), due 1/15/37	1,400,000	1,389,064
Series 2021-FL4, Class A
6.79% (1 Month SOFR + 1.464%), due 11/15/36	600,000	595,505
Ares European CLO VI DAC
Series 2013-6A, Class ARR
4.552% (3 Month EURIBOR + 0.61%), due 4/15/30 (a)(b)	EUR 470,370	505,258
Ares European CLO X DAC
Series 10A, Class AR
4.722% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	993,002	1,063,816

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Ares XL CLO Ltd.
Series 2016-40A, Class A1RR
6.446% (3 Month SOFR + 1.132%), due 1/15/29 (a)(b)	$ 558,774	$ 558,637
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
6.726% (3 Month SOFR + 1.412%), due 1/16/30 (a)(b)	436,563	436,564
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class AR
7.064% (3 Month SOFR + 1.75%), due 7/15/30 (a)(b)	379,540	381,384
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
5.07% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)(b)	EUR 500,000	536,514
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R
6.526% (3 Month SOFR + 1.212%), due 10/15/30 (a)(b)	$ 339,597	339,590
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R
6.608% (3 Month SOFR + 1.292%), due 1/17/32 (a)(b)	300,000	300,074
Black Diamond CLO DAC
Series 2017-2A, Class A1
4.83% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)(b)	EUR 549,856	591,578
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
4.842% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,177,755
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
6.518% (3 Month SOFR + 1.212%), due 8/14/30 (a)(b)	$ 299,177	299,182
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
4.651% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 997,817	1,069,036
Carlyle U.S. CLO Ltd.
Series 2017-1A, Class A1R
6.579% (3 Month SOFR + 1.262%), due 4/20/31 (a)(b)	$ 560,867	561,033
CIFC European Funding CLO III DAC
Series 3A, Class A
4.992% (3 Month EURIBOR + 1.05%), due 1/15/34 (a)(b)	EUR 1,200,000	1,285,111
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
6.53% (3 Month SOFR + 1.212%), due 10/24/30	$ 304,697	305,019
Series 2018-3A, Class A
6.66% (3 Month SOFR + 1.362%), due 7/18/31	487,930	488,294
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
6.609% (3 Month SOFR + 1.292%), due 4/20/30 (a)(b)	161,186	161,235
Cumulus Static CLO DAC
Series 2023-1A, Class A
5.499% (3 Month EURIBOR + 1.50%), due 4/25/33 (a)(b)	EUR 1,000,000	1,079,235

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
4.761% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	EUR 492,512	$ 527,138
Elmwood CLO 24 Ltd.
Series 2023-3A, Class A1
7.044% (3 Month SOFR + 1.70%), due 12/11/33 (a)(b)	$ 1,000,000	1,000,171
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
6.666% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	382,167	381,512
HalseyPoint CLO 3 Ltd.
Series 2020-3A, Class A1A
7.029% (3 Month SOFR + 1.712%), due 11/30/32 (a)(b)	500,000	500,029
Invesco Euro CLO I DAC
Series 1A, Class A1R
4.592% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)(b)	EUR 500,000	531,993
LCM 30 Ltd.
Series 30A, Class AR
6.659% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 1,350,000	1,350,370
LCM Loan Income Fund I Ltd.
Series 1A, Class A
6.609% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	915,265	915,478
LCM XIII LP
Series 13A, Class AR3
6.441% (3 Month SOFR + 1.132%), due 7/19/27 (a)(b)	9,764	9,764
LCM XV LP
Series 15A, Class AR2
6.579% (3 Month SOFR + 1.262%), due 7/20/30 (a)(b)	202,715	202,715
LCM XXV Ltd.
Series 25A, Class AR
6.418% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	876,570	876,072
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.869% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	599,916	596,542
Lockwood Grove CLO Ltd.
Series 2014-1A, Class A1RR
6.756% (3 Month SOFR + 1.432%), due 1/25/30 (a)(b)	126,821	126,918
Madison Park Euro Funding IX DAC
Series 9A, Class AR
4.822% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)(b)	EUR 500,000	531,501
Magnetite XVIII Ltd.
Series 2016-18A, Class AR2
6.449% (3 Month SOFR + 1.142%), due 11/15/28 (a)(b)	$ 129,858	129,851
Man GLG Euro CLO II DAC
Series 2A, Class A1R
4.812% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	EUR 38,833	41,884
MidOcean Credit CLO II
Series 2013-2A, Class ARR
6.611% (3 Month SOFR + 1.292%), due 1/29/30 (a)(b)	$ 60,387	60,387

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd.
Series 2023-53A, Class A
6.929% (3 Month SOFR + 1.59%), due 10/24/32 (a)(b)	$ 700,000	$ 704,366
OCP Euro CLO DAC
Series 2017-2A, Class A
4.762% (3 Month EURIBOR + 0.82%), due 1/15/32 (a)(b)	EUR 595,886	640,717
OSD CLO Ltd.
Series 2021-23A, Class A
6.448% (3 Month SOFR + 1.132%), due 4/17/31 (a)(b)	$ 1,066,171	1,065,701
OZLM VIII Ltd.
Series 2014-8A, Class A1R3
6.558% (3 Month SOFR + 1.242%), due 10/17/29 (a)(b)	163,070	162,944
OZLM XI Ltd.
Series 2015-11A, Class A1R
6.829% (3 Month SOFR + 1.512%), due 10/30/30 (a)(b)	411,744	411,766
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
6.739% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	200,000	199,404
Palmer Square European Loan Funding DAC
Series 2023-3A, Class A
5.494% (3 Month EURIBOR + 1.50%), due 5/15/33 (a)(b)	EUR 500,000	539,984
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-4A, Class A1
6.376% (3 Month SOFR + 1.062%), due 10/15/29	$ 291,094	290,722
Series 2021-3A, Class A1
6.379% (3 Month SOFR + 1.062%), due 7/20/29	661,851	661,960
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
6.70% (3 Month SOFR + 1.382%), due 7/24/32 (a)(b)	1,700,000	1,700,003
Romark CLO Ltd.
Series 2017-1A, Class A1R
6.607% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	291,024	291,098
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
6.717% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	262,227	262,279
SLM Student Loan Trust
Series 2004-3A, Class A6B
6.172% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	269,209	265,146
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
6.789% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	500,000	499,419
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR
6.477% (3 Month SOFR + 1.162%), due 1/23/29 (a)(b)	33,344	33,331
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR
6.656% (3 Month SOFR + 1.342%), due 7/15/31 (a)(b)	300,000	300,004

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Toro European CLO DAC (a)(b)
Series 5A, Class A
4.682% (3 Month EURIBOR + 0.74%), due 10/15/30	EUR 295,819	$ 317,931
Series 5A, Class ANV
4.682% (3 Month EURIBOR + 0.74%), due 10/15/30	414,147	445,104
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
6.709% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 600,000	600,181
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
6.479% (3 Month SOFR + 1.162%), due 10/20/28 (a)(b)	128,042	127,940
Venture XXV CLO Ltd.
Series 2016-25A, Class ARR
6.599% (3 Month SOFR + 1.282%), due 4/20/29 (a)(b)	40,624	40,622
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR
6.544% (3 Month SOFR + 1.212%), due 6/20/29 (a)(b)	6,905	6,903
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
6.699% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	400,000	399,980
VMC Finance LLC
Series 2022-FL5, Class A
7.219% (SOFR 30A + 1.90%), due 2/18/39 (a)(b)	2,483,677	2,454,013
VOYA CLO
Series 2017-2A, Class A1R
6.556% (3 Month SOFR + 1.242%), due 6/7/30 (a)(b)	177,038	177,038
Wellfleet CLO Ltd.
Series 2015-1A, Class AR4
6.469% (3 Month SOFR + 1.152%), due 7/20/29 (a)(b)	95,226	95,225
		37,625,534
Total Asset-Backed Securities (Cost $45,753,836)		44,531,467
Corporate Bonds 0.4%
Banks 0.2%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	187,094
Lloyds Banking Group plc
Series Reg S
4.947% (5 Year EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(d)	EUR 200,000	211,931
Nykredit Realkredit A/S
Series Reg S
1.00%, due 10/1/50	DKK 34,231	3,836
Series Reg S
1.50%, due 10/1/52	320,178	35,631

	Principal Amount	Value
Corporate Bonds
Banks
Nykredit Realkredit A/S
Series Reg S
1.50%, due 10/1/52	DKK 5,741,978	$ 667,517
Series Reg S
1.50%, due 10/1/53	99,676	9,940
Series Reg S
2.50%, due 10/1/47	1,586	212
UBS Group AG
Series Reg S
7.75%, due 3/1/29 (c)	EUR 100,000	123,006
		1,239,167
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 66,000	58,700
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 19,406	2,244
Series Reg S
1.00%, due 10/1/50	1,599,644	178,963
Series CCE
1.50%, due 10/1/53	1,980,242	220,040
Series 111E
2.50%, due 10/1/47	4,147	553
Nordea Kredit Realkreditaktieselskab
1.00%, due 10/1/53	89,172	9,873
1.50%, due 10/1/53	529,844	58,913
1.50%, due 10/1/53	13,879	1,612
1.50%, due 10/1/53	500,000	49,900
Series Reg S
2.00%, due 10/1/53 (b)	399,685	47,490
2.50%, due 10/1/47	1,830	246
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	5,937	621
Series Reg S
1.50%, due 10/1/53	792,029	92,161
Series Reg S
2.00%, due 10/1/53	360,541	39,515
Series Reg S
2.50%, due 4/1/47	8,384	1,123
		761,954
Total Corporate Bonds (Cost $2,504,529)		2,001,121

	Principal Amount	Value
Foreign Government Bonds 6.3%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,081,458	$ 852,791
France 1.3%
France Government Bond (b)(e)
Series Reg S
0.10%, due 3/1/26	EUR 3,631,650	3,884,146
Series Reg S
0.10%, due 7/25/31	821,324	867,834
Series Reg S
0.25%, due 7/25/24	1,623,310	1,767,875
		6,519,855
Italy 3.0%
Italy Buoni Poliennali Del Tesoro (b)(e)
Series Reg S
0.40%, due 5/15/30	1,546,558	1,578,472
Series Reg S
1.40%, due 5/26/25	11,503,220	12,279,321
Series Reg S
1.80%, due 5/15/36	596,676	646,257
		14,504,050
Japan 1.7%
Japan Government CPI Linked Bond (e)
0.10%, due 3/10/28	JPY 465,467,070	3,223,954
0.10%, due 3/10/29	687,478,910	4,782,107
		8,006,061
Peru 0.1%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	267,252
6.15%, due 8/12/32	900,000	227,189
		494,441
Total Foreign Government Bonds (Cost $33,535,071)		30,377,198
Mortgage-Backed Securities 2.5%
Agency (Collateralized Mortgage Obligations) 1.5%
FHLMC (a)
REMIC, Series 4779, Class WF
5.798% (SOFR 30A + 0.464%), due 7/15/44	$ 119,369	117,997
REMIC, Series 4694, Class FA
5.833% (SOFR 30A + 0.514%), due 6/15/47	793,737	775,841
FHLMC, Strips
REMIC, Series 278, Class F1
5.883% (SOFR 30A + 0.564%), due 9/15/42 (a)	136,206	133,980

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA (a)
REMIC, Series 2023-H20, Class FA
6.219% (SOFR 30A + 0.90%), due 7/20/73	$ 5,057,716	$ 5,068,078
REMIC, Series 2018-H15, Class FG
6.246% (12 Month SOFR + 0.865%), due 8/20/68	317,266	312,306
REMIC, Series 2023-H11, Class FC
6.419% (SOFR 30A + 1.10%), due 5/20/73	509,007	510,484
REMIC, Series 2017-H10, Class FB
6.464% (12 Month SOFR + 1.465%), due 4/20/67	179,481	180,607
		7,099,293
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.3%
GS Mortgage Securities Corp. Trust
Series 2022-GTWY, Class A
8.726% (1 Month SOFR + 3.40%), due 8/15/39 (a)(b)	1,300,000	1,304,875
Whole Loan (Collateralized Mortgage Obligations) 0.7%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	24,702	13,637
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	527,829	191,350
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	25,285	11,796
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.692%, due 3/25/37 (f)	151,480	124,545
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	114,811	108,232
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
6.272% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 16,101	20,274
Series 2007-3X, Class A3A
6.272% (SONIA3M IR + 1.069%), due 6/13/45	60,390	75,911
Series 2007-3X, Class A3C
6.272% (SONIA3M IR + 1.069%), due 6/13/45	16,101	20,274
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
5.804% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 56,806	49,662
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
5.924% (1 Month SOFR + 0.594%), due 7/25/35	83,482	75,192
Series 2005-AR14, Class 1A1A
6.004% (1 Month SOFR + 0.674%), due 7/25/35	639,704	451,664

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.058%, due 7/25/35 (f)	$ 136,685	$ 62,092
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	160,608	150,730
Series 2018-3A, Class A1
4.50%, due 5/25/58	95,417	91,616
OBX Trust
Series 2018-1, Class A2
6.094% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	20,489	19,681
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
7.244% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	95,411
RALI Trust
Series 2006-QH1, Class A1
5.824% (1 Month SOFR + 0.494%), due 12/25/36 (a)	702,996	599,186
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	219,072	72,640
Residential Mortgage Securities 32 plc
Series 32A, Class A
6.447% (SONIA3M IR + 1.25%), due 6/20/70 (a)(b)	GBP 102,152	129,090
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
6.064% (1 Month SOFR + 0.734%), due 6/25/44 (a)	$ 333,955	303,552
Towd Point Mortgage Funding Granite 4 plc
Series 2019-GR4A, Class A1
6.385% (SONIA3M IR + 1.144%), due 10/20/51 (a)(b)	GBP 365,883	461,890
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
5.764% (1 Month SOFR + 0.434%), due 2/25/37 (a)	$ 348,815	259,273
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	31,085	22,019
		3,409,717
Total Mortgage-Backed Securities (Cost $12,512,998)		11,813,885
U.S. Government & Federal Agencies 96.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	180,074	142,622
3.00%, due 1/1/52	384,691	331,234
		473,856

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.3%
FNMA (a)
5.136% (11th District Cost of Funds Index + 1.927%), due 12/1/36	$ 32,706	$ 32,340
6.288% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	94,141	93,793
6.403% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	113,960	117,239
UMBS, 30 Year
4.00%, due 8/1/52	440,697	408,746
4.50%, due 7/1/52	552,661	526,261
4.50%, due 3/1/53	480,607	457,647
UMBS, Single Family, 30 Year TBA (h)
3.50%, due 4/25/54	300,000	268,463
4.00%, due 4/25/54	10,000,000	9,260,016
4.50%, due 4/25/54	19,700,000	18,758,781
5.00%, due 4/25/54	9,000,000	8,780,969
6.00%, due 4/25/54	10,800,000	10,898,323
		49,602,578
Government National Mortgage Association (Mortgage Pass-Through Security) 2.6%
GNMA II, Single Family, 30 Year
3.50%, due 4/15/54 TBA (h)	13,900,000	12,647,295
United States Treasury Inflation - Indexed Notes 83.9%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	5,816,484	3,475,462
0.125%, due 2/15/52 (i)	1,994,256	1,172,755
0.25%, due 2/15/50	3,574,868	2,255,858
0.625%, due 2/15/43	2,387,799	1,832,534
0.75%, due 2/15/42	7,138,479	5,694,410
0.75%, due 2/15/45	10,137,310	7,775,601
0.875%, due 2/15/47	13,981,433	10,775,972
1.00%, due 2/15/46	7,796,824	6,239,207
1.00%, due 2/15/48	4,762,628	3,748,952
1.00%, due 2/15/49	7,292,617	5,711,758
1.375%, due 2/15/44	14,411,173	12,634,201
1.50%, due 2/15/53	2,386,365	2,082,791
1.75%, due 1/15/28	15,051,568	14,924,840
2.00%, due 1/15/26	7,207,035	7,173,901
2.125%, due 2/15/40	4,937,178	4,995,570
2.125%, due 2/15/41	6,802,331	6,888,409
2.125%, due 2/15/54	2,411,832	2,437,030
2.375%, due 1/15/25	14,872,967	14,858,326
2.375%, due 1/15/27	30,587	30,830
2.50%, due 1/15/29	5,932,745	6,094,488
3.375%, due 4/15/32 (i)	568,182	629,299
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 10/15/24	11,419,950	11,349,156
0.125%, due 4/15/25	3,343,256	3,260,418
0.125%, due 10/15/25 (i)	10,341,168	10,036,619
0.125%, due 4/15/26 (i)	4,998,170	4,786,768

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 7/15/26	$ 11,078,229	$ 10,617,406
0.125%, due 10/15/26	2,595,941	2,476,375
0.125%, due 4/15/27	12,671,144	11,938,723
0.125%, due 1/15/30	2,709,152	2,452,241
0.125%, due 7/15/30	18,067,858	16,276,308
0.125%, due 1/15/31	19,477,783	17,327,649
0.125%, due 7/15/31	15,304,576	13,539,670
0.125%, due 1/15/32	23,809,640	20,798,325
0.25%, due 1/15/25	11,849,474	11,646,955
0.25%, due 7/15/29	20,545,639	18,943,668
0.375%, due 7/15/25	13,005,500	12,721,400
0.375%, due 1/15/27	5,081,584	4,846,803
0.375%, due 7/15/27	2,672,917	2,543,276
0.50%, due 1/15/28	4,766,296	4,509,785
0.625%, due 1/15/26	5,490,498	5,332,566
0.625%, due 7/15/32 (j)	39,063,200	35,420,639
0.75%, due 7/15/28 (i)	15,862,130	15,152,935
0.875%, due 1/15/29	4,635,365	4,418,429
1.125%, due 1/15/33	3,106,170	2,913,003
1.25%, due 4/15/28	1,953,637	1,897,765
1.375%, due 7/15/33	19,396,050	18,613,980
1.625%, due 10/15/27	10,515,615	10,414,220
2.375%, due 10/15/28 (j)	9,465,142	9,684,419
		405,351,695
Total U.S. Government & Federal Agencies (Cost $514,735,417)		468,075,424
Total Long-Term Bonds (Cost $609,041,851)		556,799,095

	Shares

Short-Term Investments 66.0%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 5.25% (k)	884,888	884,888

	Principal Amount

Repurchase Agreements 65.8%
BNP Paribas S.A. 5.40%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $42,928,315 (Collateralized by United States Treasury Note with a rate of 1.13% and maturity date of 08/31/2028, with a Principal Amount of $50,000,000 and a Market Value of $43,806,301)	$ 42,896,143	42,896,143

	Principal Amount	Value
Short-Term Investments
Repurchase Agreements
BNP Paribas S.A.
5.40%, dated 3/28/24
due 4/2/24
Proceeds at Maturity $17,516,985
(Collateralized by United States Treasury Note with a rate of 1.13% and maturity date of 08/31/2028, with a Principal Amount of $20,402,600 and a Market Value of $17,875,249)	$ 17,503,857	$ 17,503,857
BofA Securities, Inc. 5.45%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $18,687,134 (Collateralized by United States Treasury Bond with a rate of 3.13% and maturity date of 11/15/2041, with a Principal Amount of $22,375,000 and a Market Value of $19,096,451)	18,673,000	18,673,000
BofA Securities, Inc. 5.45%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $41,758,585 (Collateralized by United States Treasury Bond with a rate of 3.13% and maturity date of 11/15/2041, with a Principal Amount of $50,000,000 and a Market Value of $42,673,633)	41,727,000	41,727,000
Deutsche Bank Securities Inc. 5.42%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $29,761,243 (Collateralized by United States Treasury Bond with a rate of 2.00% and maturity date of 02/15/2050, with a Principal Amount of $48,496,000 and a Market Value of $30,565,558)	29,738,856	29,738,856
Deutsche Bank Securities Inc. 5.42%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $30,684,225 (Collateralized by United States Treasury Bond with a rate of 2.00% and maturity date of 02/15/2050, with a Principal Amount of $50,000,000 and a Market Value of $31,513,483)	30,661,144	30,661,144
Deutsche Bank Securities Inc. 5.45%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $15,011,354 (Collateralized by United States Treasury Bond with a rate of 1.13% and maturity date of 05/15/2040, with a Principal Amount of $24,463,000 and a Market Value of $15,426,003)	15,000,000	15,000,000
Deutsche Bank Securities Inc. 5.45%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $1,200,908 (Collateralized by United States Treasury Inflation Protected Bond with a rate of 0.75% and maturity date of 07/15/2028, with a Principal Amount of $1,286,417 and a Market Value of $1,232,410)	1,200,000	1,200,000
J.P. Morgan Securities LLC 5.45%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $49,185,248 (Collateralized by United States Treasury Bond with a rate of 5.00% and maturity date of 09/30/2025, with a Principal Amount of $50,000,000 and a Market Value of $50,150,380)	49,148,046	49,148,046

	Principal Amount	Value
Short-Term Investments
Repurchase Agreements
J.P. Morgan Securities LLC
5.45%, dated 3/28/24
due 4/2/24
Proceeds at Maturity $11,260,471
(Collateralized by United States Treasury Bond with a rate of 5.00% and maturity date of 09/30/2025, with a Principal Amount of $11,447,000 and a Market Value of $11,481,428)	$ 11,251,954	$ 11,251,954
J.P. Morgan Securities LLC 5.45%, dated 3/28/24 due 4/2/24 Proceeds at Maturity $60,445,719 (Collateralized by United States Treasury Inflation Protected Bond with a rate of 0.13% and maturity date of 07/15/2024, with a Principal Amount of $61,568,685 and a Market Value of $61,661,420)	60,400,000	60,400,000
Total Repurchase Agreements (Cost $318,200,000)		318,200,000
Total Short-Term Investments (Cost $319,084,888)		319,084,888
Total Investments (Cost $928,126,739)	181.3%	875,883,983
Other Assets, Less Liabilities	(81.3)	(392,885,331)
Net Assets	100.0%	$ 482,998,652

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Floating rate—Rate shown was the rate in effect as of March 31, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2024.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2024.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2024.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2024, the total net market value was $60,613,847, which represented 12.5% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for future, swaps, TBA, foreign currency forward contracts and repurchase agreement.
(j)	Delayed delivery security.
(k)	Current yield as of March 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,123	$ 25,232	$ (25,470)	$ —	$ —	$ 885	$ 14	$ —	885
Foreign Currency Forward Contracts
As of March 31, 2024, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	804,759	CAD	1,088,450	JPMorgan Chase Bank N.A.	5/2/24	$ 855
USD	1,846,956	DKK	12,706,287	Bank of America N.A.	4/2/24	9,154
USD	798,054	DKK	5,472,504	Bank of America N.A.	5/2/24	5,338
USD	1,013,270	DKK	6,967,242	BNP Paribas S.A.	5/2/24	4,035
USD	220,904	DKK	1,516,168	JPMorgan Chase Bank N.A.	4/2/24	1,610
USD	35,363,832	EUR	32,653,000	Bank of America N.A.	4/2/24	136,143
USD	709,807	EUR	656,000	BNP Paribas S.A.	4/2/24	2,081
USD	708,698	EUR	656,000	BNP Paribas S.A.	5/2/24	122
USD	34,586,850	EUR	31,921,000	Morgan Stanley & Co. International	5/2/24	107,478
USD	139,341	GBP	109,838	Bank of America N.A.	4/2/24	709
USD	751,143	GBP	594,000	Barclays Capital	5/2/24	1,303
USD	612,391	GBP	484,162	BNP Paribas S.A.	4/2/24	1,306
USD	4,575,405	JPY	688,457,477	BNP Paribas S.A.	5/2/24	6,668
USD	8,039,054	JPY	1,205,805,111	Morgan Stanley & Co. International	4/2/24	73,635
USD	3,395,279	JPY	511,064,185	Morgan Stanley & Co. International	5/2/24	3,758
USD	768,719	PEN	2,820,431	BNP Paribas S.A.*	6/20/24	11,604
Total Unrealized Appreciation						365,799
DKK	1,760,000	USD	256,609	Barclays Capital	4/2/24	(2,047)
EUR	732,000	USD	794,070	Bank of America N.A.	4/2/24	(4,352)
EUR	31,921,000	USD	34,544,906	Morgan Stanley & Co. International	4/2/24	(106,935)
NZD	255,861	USD	155,664	BNP Paribas S.A.	4/2/24	(2,799)
USD	806,865	CAD	1,095,518	Morgan Stanley & Co. International	4/2/24	(1,904)
Total Unrealized Depreciation						(118,037)
Net Unrealized Appreciation						$ 247,762

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of March 31, 2024, cash collateral of $75,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of March 31, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Australia 10 Year Bonds	82	June 2024	$ 6,181,443	$ 6,229,263	$ 47,820
Euro-Bobl	1	June 2024	127,070	127,574	504
Euro-Bund	84	June 2024	11,910,900	12,087,349	176,449
U.S. Treasury 5 Year Notes	138	June 2024	14,716,695	14,768,156	51,461

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Ultra Bonds	297	June 2024	$ 33,903,331	$ 34,038,984	$ 135,653
Total Long Contracts					411,887
Short Contracts
Euro-BTP	(31)	June 2024	(3,924,515)	(3,980,212)	(55,697)
Euro-Buxl	(28)	June 2024	(4,018,270)	(4,102,219)	(83,949)
Euro-OAT	(10)	June 2024	(1,369,848)	(1,382,762)	(12,914)
Euro-Schatz	(315)	June 2024	(35,905,302)	(35,920,850)	(15,548)
Short-Term Euro-BTP	(57)	June 2024	(6,500,538)	(6,511,032)	(10,494)
U.S. Treasury 2 Year Notes	(159)	June 2024	(32,480,547)	(32,513,016)	(32,469)
U.S. Treasury 10 Year Notes	(566)	June 2024	(62,296,366)	(62,711,031)	(414,665)
U.S. Treasury Long Bonds	(50)	June 2024	(5,924,475)	(6,021,875)	(97,400)
U.S. Treasury Ultra Bonds	(95)	June 2024	(12,148,722)	(12,255,000)	(106,278)
Total Short Contracts					(829,414)
Net Unrealized Depreciation					$ (417,527)

1.	As of March 31, 2024, cash in the amount of $1,118,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2024.
As of March 31, 2024, the Portfolio held the following options agreements:
Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Cap-OTC USA Non-Revised Consumer Price Index- Urban (CPI-U), American Style -Call	JPMorgan Chase Bank N.A.	$ 238.643	Maximum of [0, Final Index/Initial Index - (1 + 4.00%10)]	5/16/24	300,000	$ 300,000	$ (26)	$ (88,924)
Written Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-3 Month Euro Euribor	ICE Clear Europe	$ 96.75	4/12/24	(173)	EUR (432,500)	$ (116,165)	$ (1,167)
As of March 31, 2024, the Portfolio held the following swaptions agreements:
Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (81,010)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (423,105)
Call-2-Year Interest Rate Swap	BNP Paribas S.A.	3.80	4/16/24	(18,000,000)	$ (18,000,000)	(83,057)	(447)
Call-2-Year Interest Rate Swap	Barclays Capital	4.27	5/13/24	(18,300,000)	(18,300,000)	(79,056)	(26,134)
						$(424,973)	$(449,686)

Swap Contracts
As of March 31, 2024, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 87,100,000	EUR	2/26/25	Fixed 3.475%	1 day ESTR	At Maturity/At Maturity	$ 25,276	$ 2,773	$ (22,503)
27,900,000	USD	12/20/25	Fixed 4.25%	1 day SOFR	Annually/Annually	149,404	199,935	50,531
14,000,000	JPY	9/20/27	Fixed 0.30%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	(1,672)	539	2,211
50,000,000	JPY	3/20/28	Fixed 0.30%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	(6,584)	2,598	9,182
420,000,000	JPY	9/14/28	Fixed 0.55%	1 day TONAR	Annually/Annually	(4,342)	(9,526)	(5,184)
106,980,000	JPY	3/20/29	Fixed 0.45%	1 day TONAR + 0.06%	Semi-Annually/Semi-Annually	(24,615)	4,012	28,627
386,000,000	JPY	12/15/31	Fixed 0.50%	1 day TONAR	Annually/Annually	401	37,934	37,533
5,900,000	EUR	8/15/32	6 month EURIBOR	Fixed 2.879%	Semi-Annually/Annually	—	142,806	142,806
9,600,000	USD	2/13/34	1 day SOFR	Fixed 3.085%	Annually/Annually	(84,239)	(592,765)	(508,526)
31,800,000	EUR	9/18/34	6 month EURIBOR	Fixed 2.75%	Semi-Annually/Annually	532,699	715,535	182,836
1,400,000	EUR	11/4/52	Fixed 0.19%	6 month EURIBOR	Annually/Semi-Annually	—	661,108	661,108
7,000,000	USD	2/13/54	Fixed 2.865%	1 day SOFR	Annually/Annually	133,645	950,981	817,336
2,800,000	USD	6/20/54	Fixed 3.50%	1 day SOFR	Annually/Annually	74,604	46,623	(27,981)
12,000,000	EUR	9/18/54	Fixed 2.50%	6 month EURIBOR	Annually/Semi-Annually	(588,066)	(609,328)	(21,262)
						$ 206,511	$ 1,553,225	$ 1,346,714
As of March 31, 2024, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 2,000,000	USD	9/8/24	1 Month USD-CPI	Fixed 2.51%	At Maturity	$ —	$ (13,333)	$ (13,333)
1,700,000	USD	9/12/24	1 Month USD-CPI	Fixed 2.56%	At Maturity	—	(10,248)	(10,248)
1,200,000	USD	9/12/24	1 Month USD-CPI	Fixed 2.565%	At Maturity	—	(7,175)	(7,175)
200,000	EUR	9/15/24	1 Month EUR-CPI	Fixed 3.52%	At Maturity	(88)	(1,940)	(1,852)
1,200,000	EUR	9/15/24	1 Month EUR-CPI	Fixed 3.72%	At Maturity	(452)	(6,370)	(5,918)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	74,633	578,999	504,366
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	30,943	274,317	243,374
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	5,117	175,586	170,469
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	1,207	77,394	76,187
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	4,248	102,225	97,977
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	1,721	40,848	39,127
500,000	EUR	5/15/27	Fixed 3.13%	1 Month EUR-CPI	At Maturity	—	6,197	6,197
800,000	EUR	6/15/27	1 Month EUR-CPI	Fixed 1.36%	At Maturity	2,009	(127,350)	(129,359)
1,000,000	EUR	3/15/28	1 Month EUR-CPI	Fixed 1.535%	At Maturity	16,082	(145,258)	(161,340)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(5,516)	(71,154)	(65,638)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(3,921)	(47,528)	(43,607)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	20,192	20,192
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	29,867	29,867
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(150,041)	(412,132)	(262,091)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(211,262)	(448,215)	(236,953)
4,500,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(110,006)	(931,446)	(821,440)
800,000	EUR	5/15/32	Fixed 2.6%	1 Month EUR-CPI	At Maturity	6,334	16,728	10,394
800,000	EUR	5/15/32	Fixed 2.6%	1 Month EUR-CPI	At Maturity	382	16,728	16,346
800,000	EUR	6/15/32	Fixed 2.72%	1 Month EUR-CPI	At Maturity	1,273	(7,494)	(8,767)
1,000,000	EUR	6/15/32	Fixed 2.72%	1 Month EUR-CPI	At Maturity	(7,866)	(9,367)	(1,501)
700,000	EUR	6/15/32	Fixed 2.57%	1 Month EUR-CPI	At Maturity	—	5,209	5,209
800,000	EUR	7/15/32	Fixed 2.47%	1 Month EUR-CPI	At Maturity	—	14,314	14,314
200,000	EUR	3/15/33	Fixed 1.71%	1 Month EUR-CPI	At Maturity	(9,241)	31,110	40,351
700,000	EUR	11/15/33	1 Month EUR-CPI	Fixed 2.356%	At Maturity	—	14,363	14,363
1,000,000	EUR	11/15/33	1 Month EUR-CPI	Fixed 2.39%	At Maturity	943	24,108	23,165
1,000,000	EUR	11/15/33	1 Month EUR-CPI	Fixed 2.356%	At Maturity	(2,546)	20,519	23,065

Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 900,000	EUR	11/15/33	1 Month EUR-CPI	Fixed 2.363%	At Maturity	$ —	$ 19,084	$ 19,084
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	(8,604)	(8,604)
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,767)	(17,649)	(7,882)
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	(4,765)	(4,765)
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	112	(4,765)	(4,877)
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	121	(4,430)	(4,551)
1,000,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.7%	At Maturity	6,474	76,310	69,836
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	39,469	39,469
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	828	29,602	28,774
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,754	19,735	17,981
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	9,092	9,092
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,868	27,275	23,407
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	21,518	21,518
300,000	EUR	11/15/53	Fixed 2.62%	1 Month EUR-CPI	At Maturity	—	(15,459)	(15,459)
300,000	EUR	11/15/53	Fixed 2.548%	1 Month EUR-CPI	At Maturity	(917)	(8,011)	(7,094)
						$ (353,574)	$ (611,904)	$ (258,330)
Open OTC debt total return swap agreements as of March 31, 2024 were as follows2:
Swap Counterparty	Reference Obligation	Floating Rate[3]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[4]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 01/15/2030	1 day SOFR + 0.16%	4/25/24	Daily	$ 15,000	$ 3,294
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/15/2025	1 day SOFR + 0.15%	4/15/24	Daily	5,000	2,432
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 day SOFR + 0.15%	4/15/24	Daily	10,000	42,681
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 day SOFR + 0.16%	4/25/24	Daily	10,000	8,765
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 10/15/2026	1 day SOFR + 0.15%	4/15/24	Daily	25,000	1,310
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 day SOFR + 0.15%	4/15/24	Daily	10,000	14,035
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 day SOFR + 0.15%	4/15/24	Daily	10,000	18,732
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 day SOFR + 5.49%	4/30/24	Daily	15,000	(7,807)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 01/15/2026	1 day SOFR + 5.49%	4/30/24	Daily	5,000	(3,237)
						$ 80,205

1.	As of March 31, 2024, cash in the amount of $1,178,000 was on deposit with a broker for centrally cleared swap agreements.
2.	As of March 31, 2024, cash in the amount $30,000 was due to broker for OTC debt total return swap agreements.
3.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
4.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
Abbreviation(s):
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
CLO—Collateralized Loan Obligation

CPI—Consumer Price Index
DKK—Denmark Krone
ESTR—Euro Short Term Rate
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
NZD—New Zealand Dollar
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
SONIA3M IR—Sterling Overnight Interbank Average 3 Month Index Rate
TBA—To Be Announced
TONAR—Tokyo Overnight Average Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 44,531,467	$ —	$ 44,531,467
Corporate Bonds	—	2,001,121	—	2,001,121
Foreign Government Bonds	—	30,377,198	—	30,377,198
Mortgage-Backed Securities	—	11,813,885	—	11,813,885
U.S. Government & Federal Agencies	—	468,075,424	—	468,075,424
Total Long-Term Bonds	—	556,799,095	—	556,799,095
Short-Term Investments
Affiliated Investment Company	884,888	—	—	884,888
Repurchase Agreements	—	318,200,000	—	318,200,000
Total Short-Term Investments	884,888	318,200,000	—	319,084,888
Total Investments in Securities	884,888	874,999,095	—	875,883,983
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	365,799	—	365,799
Futures Contracts	411,887	—	—	411,887
Interest Rate Swap Contracts	—	1,932,170	—	1,932,170
Inflation Swap Contracts	—	1,564,124	—	1,564,124
OTC Debt Total Return Swap Contracts	—	91,249	—	91,249
Total Other Financial Instruments	411,887	3,953,342	—	4,365,229
Total Investments in Securities and Other Financial Instruments	$ 1,296,775	$ 878,952,437	$ —	$ 880,249,212
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (118,037)	$ —	$ (118,037)
Futures Contracts (b)	(829,414)	—	—	(829,414)
Written Options	—	(620,787)	—	(620,787)
Interest Rate Swap Contracts (b)	—	(585,456)	—	(585,456)
Inflation Swap Contracts (b)	—	(1,822,454)	—	(1,822,454)
OTC Debt Total Return Swap Contracts (b)	—	(11,044)	—	(11,044)
Total Other Financial Instruments	$ (829,414)	$ (3,157,778)	$ —	$ (3,987,192)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BNP Paribas S.A.	5.43%	3/1/2024	4/2/2024	$3,441,741	$3,442,030
BNP Paribas S.A.	5.42	3/6/2024	4/17/2024	1,346,428	1,348,469
BNP Paribas S.A.	5.42	3/15/2024	4/18/2024	9,386,654	9,399,497
BNP Paribas S.A.	5.42	3/15/2024	4/18/2024	3,388,773	3,394,583
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	14,968,546	14,970,357
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	7,222,854	7,223,694
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	15,034,306	15,035,935
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	6,148,595	6,149,317
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	5,014,453	5,015,023
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	6,906,672	6,907,477
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	5,709,490	5,710,291
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	12,654,747	12,656,430
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	7,778,499	7,779,623
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	6,245,821	6,246,709
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	10,782,796	10,784,348
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	3,748,225	3,748,780
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	5,707,437	5,708,263
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	3,465,887	3,466,561
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	2,552,637	2,552,830
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	4,529,240	4,529,612
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	4,441,820	4,442,209
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	19,012,039	19,013,394
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	11,672,359	11,673,132
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	5,351,010	5,351,438
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	10,646,564	10,647,316
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	4,864,032	4,864,384
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	12,757,638	12,758,543
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	15,225,373	15,226,758
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	11,371,163	11,371,857
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	2,458,798	2,459,000
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	3,267,323	3,267,540
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	16,319,136	16,320,334
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	9,138,827	9,139,452
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	17,373,441	17,374,825
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	4,007,572	4,007,831
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	13,574,565	13,575,755
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	2,485,866	2,486,028
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	20,850,327	20,852,176
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	11,983,359	11,984,141
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	26,069,155	26,071,649
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	10,523,816	10,524,827
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	2,925,693	2,925,978
BNP Paribas S.A.	5.45	3/25/2024	4/2/2024	18,697,638	18,699,564
BNP Paribas S.A.	5.48	3/28/2024	4/4/2024	1,562,544	1,562,983
				$392,613,859	$392,670,943
(a) During the period ended March 31, 2024, the Portfolio’s average amount of borrowing was $15,570,086 at a weighted average interest rate of 5.46%.
(b) Payable for sale-buyback transactions includes $57,084 of deferred price drop.

MainStay VP Small Cap Growth Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 95.6%
Aerospace & Defense 1.9%
Curtiss-Wright Corp.	10,970	$ 2,807,662
Hexcel Corp.	39,043	2,844,282
Woodward, Inc.	18,708	2,883,277
		8,535,221
Automobile Components 0.6%
Modine Manufacturing Co. (a)	22,353	2,127,782
XPEL, Inc. (a)	8,922	481,967
		2,609,749
Banks 1.6%
Bancorp, Inc. (The) (a)	49,783	1,665,739
Prosperity Bancshares, Inc.	81,224	5,342,915
		7,008,654
Biotechnology 5.9%
Alkermes plc (a)	117,721	3,186,707
Ascendis Pharma A/S, ADR (a)	18,266	2,761,271
Blueprint Medicines Corp. (a)	58,927	5,589,815
Cytokinetics, Inc. (a)	20,751	1,454,853
Immunome, Inc. (a)(b)	19,204	473,955
Natera, Inc. (a)	50,490	4,617,815
Neurocrine Biosciences, Inc. (a)	34,464	4,753,275
Vaxcyte, Inc. (a)	48,641	3,322,667
		26,160,358
Building Products 4.1%
AAON, Inc.	29,477	2,596,924
AZEK Co., Inc. (The) (a)	144,074	7,235,396
Simpson Manufacturing Co., Inc.	14,819	3,040,563
Trex Co., Inc. (a)	25,028	2,496,543
Zurn Elkay Water Solutions Corp.	88,994	2,978,629
		18,348,055
Capital Markets 3.8%
Evercore, Inc., Class A	14,555	2,803,148
Hamilton Lane, Inc., Class A	42,547	4,797,600
Houlihan Lokey, Inc.	50,527	6,477,056
StepStone Group, Inc., Class A	85,630	3,060,416
		17,138,220
Chemicals 2.9%
Arcadium Lithium plc (a)	353,062	1,521,697
HB Fuller Co.	52,851	4,214,339
Innospec, Inc.	26,346	3,397,053
Quaker Chemical Corp.	17,804	3,654,271
		12,787,360
Commercial Services & Supplies 6.9%
Casella Waste Systems, Inc., Class A (a)	72,105	7,129,021

	Shares	Value
Common Stocks
Commercial Services & Supplies
Montrose Environmental Group, Inc. (a)	56,342	$ 2,206,916
MSA Safety, Inc.	20,734	4,013,895
Rentokil Initial plc, Sponsored ADR (b)	97,457	2,938,329
Tetra Tech, Inc.	32,144	5,937,318
Waste Connections, Inc.	48,759	8,387,036
		30,612,515
Communications Equipment 0.6%
Infinera Corp. (a)(b)	446,057	2,689,724
Construction & Engineering 2.2%
Comfort Systems USA, Inc.	15,809	5,022,677
Fluor Corp. (a)	48,838	2,064,871
Valmont Industries, Inc.	12,673	2,892,993
		9,980,541
Consumer Finance 0.2%
SoFi Technologies, Inc. (a)(b)	139,219	1,016,299
Consumer Staples Distribution & Retail 1.2%
Casey's General Stores, Inc.	16,707	5,320,344
Diversified Consumer Services 3.1%
Bright Horizons Family Solutions, Inc. (a)	90,835	10,297,055
Mister Car Wash, Inc. (a)(b)	457,445	3,545,199
		13,842,254
Diversified Telecommunication Services 0.6%
Cogent Communications Holdings, Inc.	42,328	2,765,288
Electrical Equipment 0.8%
Atkore, Inc.	18,200	3,464,552
Electronic Equipment, Instruments & Components 1.7%
Littelfuse, Inc.	10,262	2,486,995
Novanta, Inc. (a)	29,949	5,234,187
		7,721,182
Energy Equipment & Services 3.2%
Cactus, Inc., Class A	95,156	4,766,364
ChampionX Corp.	144,236	5,176,630
TechnipFMC plc	179,983	4,519,373
		14,462,367
Entertainment 0.5%
Take-Two Interactive Software, Inc. (a)	14,358	2,132,019

	Shares	Value
Common Stocks
Financial Services 0.9%
WEX, Inc. (a)	16,700	$ 3,966,751
Food Products 0.8%
Freshpet, Inc. (a)	20,015	2,318,938
Simply Good Foods Co. (The) (a)	30,705	1,044,891
		3,363,829
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	12,046	662,771
Saia, Inc. (a)	3,550	2,076,750
		2,739,521
Health Care Equipment & Supplies 4.3%
Establishment Labs Holdings, Inc. (a)(b)	76,353	3,886,368
Glaukos Corp. (a)	33,143	3,125,054
Globus Medical, Inc., Class A (a)	33,531	1,798,603
Inari Medical, Inc. (a)	88,001	4,222,288
OrthoPediatrics Corp. (a)	52,493	1,530,696
SI-BONE, Inc. (a)	131,917	2,159,481
TransMedics Group, Inc. (a)	35,226	2,604,610
		19,327,100
Health Care Providers & Services 6.2%
Accolade, Inc. (a)	188,512	1,975,606
agilon health, Inc. (a)(b)	88,472	539,679
Encompass Health Corp.	52,567	4,340,983
Ensign Group, Inc. (The)	39,876	4,961,372
HealthEquity, Inc. (a)	51,672	4,217,985
LifeStance Health Group, Inc. (a)(b)	185,862	1,146,768
NeoGenomics, Inc. (a)	290,298	4,563,485
Option Care Health, Inc. (a)	90,393	3,031,781
Surgery Partners, Inc. (a)	94,924	2,831,583
		27,609,242
Health Care Technology 0.9%
Definitive Healthcare Corp. (a)	122,760	990,673
Phreesia, Inc. (a)	124,426	2,977,514
		3,968,187
Hotels, Restaurants & Leisure 2.6%
Churchill Downs, Inc.	45,809	5,668,864
First Watch Restaurant Group, Inc. (a)	38,169	939,721
Kura Sushi USA, Inc., Class A (a)(b)	17,348	1,997,795
Texas Roadhouse, Inc.	19,466	3,006,913
		11,613,293
Household Durables 1.0%
TopBuild Corp. (a)	7,073	3,117,283

	Shares	Value
Common Stocks
Household Durables
Vizio Holding Corp., Class A (a)	130,650	$ 1,429,311
		4,546,594
Industrial REITs 2.1%
Americold Realty Trust, Inc.	83,058	2,069,805
EastGroup Properties, Inc.	18,086	3,251,320
Terreno Realty Corp.	58,527	3,886,193
		9,207,318
Insurance 1.8%
Goosehead Insurance, Inc., Class A (a)	25,459	1,696,079
Kinsale Capital Group, Inc.	7,411	3,888,848
Selective Insurance Group, Inc.	23,103	2,522,154
		8,107,081
Interactive Media & Services 0.8%
Pinterest, Inc., Class A (a)	100,201	3,473,969
IT Services 1.1%
Endava plc, Sponsored ADR (a)	44,995	1,711,610
Globant SA (a)	16,163	3,263,310
		4,974,920
Leisure Products 0.2%
Clarus Corp.	151,928	1,025,514
Life Sciences Tools & Services 2.8%
Azenta, Inc. (a)	32,714	1,972,000
Bio-Techne Corp.	29,142	2,051,305
Bruker Corp.	50,314	4,726,497
Medpace Holdings, Inc. (a)	8,951	3,617,547
		12,367,349
Machinery 2.8%
Enpro, Inc.	9,071	1,530,913
IDEX Corp.	9,427	2,300,376
John Bean Technologies Corp.	53,805	5,643,606
Mueller Water Products, Inc., Class A	106,813	1,718,621
SPX Technologies, Inc. (a)	10,912	1,343,595
		12,537,111
Media 0.7%
New York Times Co. (The), Class A	70,549	3,049,128
Metals & Mining 0.6%
Materion Corp.	20,790	2,739,083

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 1.5%
Matador Resources Co.	59,833	$ 3,995,049
Range Resources Corp.	73,585	2,533,532
		6,528,581
Personal Care Products 0.7%
BellRing Brands, Inc. (a)	53,954	3,184,905
Pharmaceuticals 0.1%
Arvinas, Inc. (a)	8,788	362,769
Professional Services 1.4%
CBIZ, Inc. (a)	38,678	3,036,223
FTI Consulting, Inc. (a)	15,115	3,178,533
		6,214,756
Real Estate Management & Development 0.3%
DigitalBridge Group, Inc.	76,031	1,465,117
Semiconductors & Semiconductor Equipment 6.3%
Credo Technology Group Holding Ltd. (a)	137,817	2,920,342
Entegris, Inc.	34,432	4,839,073
Lattice Semiconductor Corp. (a)	25,124	1,965,451
MACOM Technology Solutions Holdings, Inc. (a)	32,162	3,075,974
Onto Innovation, Inc. (a)	21,906	3,966,738
PDF Solutions, Inc. (a)	37,243	1,253,972
Power Integrations, Inc.	58,614	4,193,832
Rambus, Inc. (a)	40,710	2,516,285
SiTime Corp. (a)	36,918	3,441,865
		28,173,532
Software 11.2%
Bentley Systems, Inc., Class B	20,442	1,067,481
BlackLine, Inc. (a)	51,275	3,311,339
Box, Inc., Class A (a)	118,355	3,351,814
CCC Intelligent Solutions Holdings, Inc. (a)	327,496	3,916,852
Clear Secure, Inc., Class A	106,805	2,271,742
Clearwater Analytics Holdings, Inc., Class A (a)	141,269	2,499,049
Descartes Systems Group, Inc. (The) (a)	40,456	3,702,938
Dynatrace, Inc. (a)	72,438	3,364,021
Envestnet, Inc. (a)	52,591	3,045,545
Freshworks, Inc., Class A (a)	124,741	2,271,534
Guidewire Software, Inc. (a)	17,807	2,078,255
JFrog Ltd. (a)	62,217	2,751,236
Procore Technologies, Inc. (a)	40,321	3,313,176
PROS Holdings, Inc. (a)	86,753	3,151,736
Sprout Social, Inc., Class A (a)	85,037	5,077,559

	Shares	Value
Common Stocks
Software
Workiva, Inc. (a)	58,436	$ 4,955,373
		50,129,650
Specialty Retail 0.7%
Boot Barn Holdings, Inc. (a)	34,299	3,263,550
Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc. (a)	35,816	6,251,683
Total Common Stocks (Cost $354,210,271)		426,785,235
Exchange-Traded Fund 1.0%
SPDR S&P Biotech ETF (b)	47,547	4,511,735
Total Exchange-Traded Fund (Cost $3,834,104)		4,511,735
Short-Term Investments 4.3%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	10,034,598	10,034,598
Unaffiliated Investment Companies 2.1%
Goldman Sachs Financial Square Government Fund, 5.31% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 5.319% (c)(d)	8,257,861	8,257,861
		9,257,861
Total Short-Term Investments (Cost $19,292,459)		19,292,459
Total Investments (Cost $377,336,834)	100.9%	450,589,429
Other Assets, Less Liabilities	(0.9)	(3,919,332)
Net Assets	100.0%	$ 446,670,097

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $17,603,912; the total market value of collateral held by the Portfolio was $18,099,987. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,842,126. The Portfolio received cash collateral with a value of $9,257,861.
(c)	Current yield as of March 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 16,936	$ 32,323	$ (39,224)	$ —	$ —	$ 10,035	$ 146	$ —	10,035
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 426,785,235	$ —	$ —	$ 426,785,235
Exchange-Traded Fund	4,511,735	—	—	4,511,735
Short-Term Investments
Affiliated Investment Company	10,034,598	—	—	10,034,598
Unaffiliated Investment Companies	9,257,861	—	—	9,257,861
Total Short-Term Investments	19,292,459	—	—	19,292,459
Total Investments in Securities	$ 450,589,429	$ —	$ —	$ 450,589,429

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP American Century Sustainable Equity Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	4,533	$ 2,061,926
Air Freight & Logistics 1.0%
FedEx Corp.	5,694	1,649,780
United Parcel Service, Inc., Class B	21,680	3,222,298
		4,872,078
Automobile Components 0.7%
Aptiv plc (a)	40,369	3,215,391
Automobiles 0.8%
Tesla, Inc. (a)	21,193	3,725,517
Banks 3.4%
Bank of America Corp.	115,339	4,373,655
JPMorgan Chase & Co.	39,717	7,955,315
Regions Financial Corp.	169,059	3,557,001
		15,885,971
Beverages 1.2%
PepsiCo, Inc.	32,058	5,610,471
Biotechnology 2.4%
AbbVie, Inc.	33,518	6,103,628
Amgen, Inc.	11,326	3,220,208
Vertex Pharmaceuticals, Inc. (a)	4,509	1,884,807
		11,208,643
Broadline Retail 3.3%
Amazon.com, Inc. (a)	87,004	15,693,781
Building Products 1.5%
Johnson Controls International plc	68,689	4,486,765
Masco Corp.	30,128	2,376,497
		6,863,262
Capital Markets 4.0%
Ameriprise Financial, Inc.	6,732	2,951,578
BlackRock, Inc.	4,199	3,500,706
Intercontinental Exchange, Inc.	15,363	2,111,337
Morgan Stanley	60,819	5,726,717
S&P Global, Inc.	10,977	4,670,165
		18,960,503
Chemicals 1.9%
Ecolab, Inc.	14,273	3,295,636

	Shares	Value
Common Stocks
Chemicals
Linde plc	11,733	$ 5,447,866
		8,743,502
Communications Equipment 1.0%
Cisco Systems, Inc.	95,700	4,776,387
Consumer Finance 0.6%
American Express Co.	13,101	2,982,967
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale Corp.	4,583	3,357,643
Sysco Corp.	51,785	4,203,906
Target Corp.	25,893	4,588,499
		12,150,048
Containers & Packaging 0.5%
Ball Corp.	33,957	2,287,344
Distributors 0.6%
LKQ Corp.	54,390	2,904,970
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	123,349	5,175,724
Electric Utilities 1.3%
NextEra Energy, Inc.	93,952	6,004,472
Electrical Equipment 1.3%
Eaton Corp. plc	17,467	5,461,582
Generac Holdings, Inc. (a)	4,322	545,177
		6,006,759
Electronic Equipment, Instruments & Components 1.9%
CDW Corp.	18,573	4,750,602
Keysight Technologies, Inc. (a)	26,591	4,158,301
		8,908,903
Energy Equipment & Services 1.2%
Schlumberger NV	100,709	5,519,860
Entertainment 1.0%
Electronic Arts, Inc.	11,796	1,564,976
Liberty Media Corp.-Liberty Formula One, Class C (a)	9,042	593,155
Walt Disney Co. (The)	19,381	2,371,459
		4,529,590

	Shares	Value
Common Stocks
Financial Services 2.9%
Block, Inc. (a)	12,350	$ 1,044,563
Mastercard, Inc., Class A	9,188	4,424,665
Visa, Inc., Class A (b)	29,107	8,123,182
		13,592,410
Food Products 0.7%
Mondelez International, Inc., Class A	43,550	3,048,500
Ground Transportation 1.4%
Uber Technologies, Inc. (a)	33,561	2,583,861
Union Pacific Corp.	16,921	4,161,382
		6,745,243
Health Care Equipment & Supplies 0.8%
Dexcom, Inc. (a)	6,559	909,733
Intuitive Surgical, Inc. (a)	6,868	2,740,950
		3,650,683
Health Care Providers & Services 2.8%
Cigna Group (The)	14,248	5,174,731
UnitedHealth Group, Inc.	15,879	7,855,341
		13,030,072
Hotels, Restaurants & Leisure 1.1%
Airbnb, Inc., Class A (a)	7,170	1,182,763
Chipotle Mexican Grill, Inc. (a)	466	1,354,555
Starbucks Corp.	28,625	2,616,039
		5,153,357
Household Products 1.1%
Colgate-Palmolive Co.	15,183	1,367,229
Procter & Gamble Co. (The)	24,471	3,970,420
		5,337,649
Industrial Conglomerates 0.7%
Honeywell International, Inc.	16,164	3,317,661
Industrial REITs 1.6%
Prologis, Inc.	57,055	7,429,702
Insurance 2.3%
Marsh & McLennan Cos., Inc.	13,933	2,869,919
MetLife, Inc.	31,791	2,356,031
Progressive Corp. (The)	14,993	3,100,852
Prudential Financial, Inc.	20,914	2,455,304
		10,782,106

	Shares	Value
Common Stocks
Interactive Media & Services 6.3%
Alphabet, Inc., Class A (a)	123,507	$ 18,640,912
Meta Platforms, Inc., Class A	22,935	11,136,777
		29,777,689
IT Services 2.0%
Accenture plc, Class A	13,765	4,771,087
International Business Machines Corp.	23,841	4,552,677
		9,323,764
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc.	32,836	4,777,966
Danaher Corp.	23,001	5,743,810
Thermo Fisher Scientific, Inc.	7,102	4,127,753
		14,649,529
Machinery 2.6%
Cummins, Inc.	12,540	3,694,911
Deere & Co.	5,184	2,129,276
Parker-Hannifin Corp.	6,003	3,336,408
Xylem, Inc.	21,692	2,803,474
		11,964,069
Oil, Gas & Consumable Fuels 2.5%
ConocoPhillips	51,652	6,574,267
EOG Resources, Inc.	41,535	5,309,834
		11,884,101
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	37,636	2,041,000
Eli Lilly & Co.	4,054	3,153,850
Merck & Co., Inc.	40,078	5,288,292
Novo Nordisk A/S, Class B	28,153	3,606,285
Zoetis, Inc.	17,487	2,958,975
		17,048,402
Semiconductors & Semiconductor Equipment 9.7%
Advanced Micro Devices, Inc. (a)	39,666	7,159,316
Analog Devices, Inc.	22,390	4,428,518
Applied Materials, Inc.	21,811	4,498,083
ASML Holding NV	2,311	2,224,453
Broadcom, Inc.	1,601	2,121,981
NVIDIA Corp.	27,659	24,991,566
		45,423,917
Software 12.0%
Adobe, Inc. (a)	2,502	1,262,509
Cadence Design Systems, Inc. (a)	14,542	4,526,634
Crowdstrike Holdings, Inc., Class A (a)	2,854	914,964
Microsoft Corp.	97,655	41,085,412
Salesforce, Inc.	18,858	5,679,652

	Shares	Value
Common Stocks
Software
ServiceNow, Inc. (a)	1,671	$ 1,273,970
Workday, Inc., Class A (a)	6,246	1,703,597
		56,446,738
Specialized REITs 0.6%
Equinix, Inc.	3,430	2,830,882
Specialty Retail 3.6%
CarMax, Inc. (a)	19,551	1,703,088
Home Depot, Inc. (The)	20,931	8,029,131
TJX Cos., Inc. (The)	46,319	4,697,673
Tractor Supply Co.	9,419	2,465,141
		16,895,033
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	111,618	19,140,255
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp. (a)	2,511	2,363,504
Total Common Stocks (Cost $372,909,942)		467,923,335
Exchange-Traded Fund 0.2%
SPDR S&P 500 ETF Trust	1,347	704,575
Total Exchange-Traded Fund (Cost $693,148)		704,575
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	467,836	467,836
Total Short-Term Investment (Cost $467,836)		467,836
Total Investments (Cost $374,070,926)	100.0%	469,095,746
Other Assets, Less Liabilities	0.0‡	4,442
Net Assets	100.0%	$ 469,100,188

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $229,962. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $285,782.

(c)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 906	$ 14,069	$ (14,507)	$ —	$ —	$ 468	$ 12	$ —	468
Foreign Currency Forward Contracts
As of March 31, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	657,399	EUR	604,561	Bank of America N.A.	6/28/24	$ 2,826
USD	657,228	EUR	604,561	JPMorgan Chase Bank N.A.	6/28/24	2,655
USD	657,580	EUR	604,561	Morgan Stanley & Co.	6/28/24	3,007
Total Unrealized Appreciation						8,488
EUR	44,984	USD	48,845	Bank of America N.A.	6/28/24	(140)
Total Unrealized Depreciation						(140)
Net Unrealized Appreciation						$ 8,348

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 13,442,117	$ 3,606,285	$ —	$ 17,048,402
All Other Industries	450,874,933	—	—	450,874,933
Total Common Stocks	464,317,050	3,606,285	—	467,923,335
Exchange-Traded Fund	704,575	—	—	704,575
Short-Term Investment
Affiliated Investment Company	467,836	—	—	467,836
Total Investments in Securities	465,489,461	3,606,285	—	469,095,746
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	8,488	—	8,488
Total Investments in Securities and Other Financial Instruments	$ 465,489,461	$ 3,614,773	$ —	$ 469,104,234
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (140)	$ —	$ (140)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Mid Cap Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 1.0%
Axon Enterprise, Inc. (a)	23,549	$ 7,368,011
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	61,904	7,525,669
Automobile Components 2.2%
Gentex Corp.	274,979	9,932,241
Goodyear Tire & Rubber Co. (The) (a)	335,597	4,607,747
Visteon Corp. (a)	11,028	1,297,003
		15,836,991
Banks 6.5%
Cadence Bank	245,039	7,106,131
Cullen	54,410	6,124,934
First Citizens BancShares, Inc., Class A	5,694	9,309,690
M&T Bank Corp.	91,296	13,278,090
Prosperity Bancshares, Inc.	66,044	4,344,374
SouthState Corp.	80,485	6,843,640
		47,006,859
Beverages 0.5%
Celsius Holdings, Inc. (a)	43,879	3,638,447
Biotechnology 3.3%
Apellis Pharmaceuticals, Inc. (a)	61,452	3,612,149
Exact Sciences Corp. (a)	38,416	2,653,009
Neurocrine Biosciences, Inc. (a)	26,888	3,708,393
PTC Therapeutics, Inc. (a)	92,613	2,694,112
Sarepta Therapeutics, Inc. (a)	13,944	1,805,190
Ultragenyx Pharmaceutical, Inc. (a)	52,001	2,427,927
United Therapeutics Corp. (a)	31,098	7,143,832
		24,044,612
Building Products 3.3%
Builders FirstSource, Inc. (a)	39,556	8,249,404
Fortune Brands Innovations, Inc.	72,197	6,112,920
Lennox International, Inc.	19,255	9,411,074
		23,773,398
Capital Markets 2.7%
Hamilton Lane, Inc., Class A	34,535	3,894,167
Morningstar, Inc.	16,458	5,075,153
StepStone Group, Inc., Class A	166,945	5,966,614
TPG, Inc.	96,040	4,292,988
		19,228,922
Chemicals 5.7%
Celanese Corp.	81,476	14,002,465

	Shares	Value
Common Stocks
Chemicals
Element Solutions, Inc.	346,576	$ 8,657,469
FMC Corp.	133,251	8,488,089
Huntsman Corp.	223,049	5,805,965
Ingevity Corp. (a)	95,219	4,541,946
		41,495,934
Commercial Services & Supplies 0.0% ‡
Rollins, Inc.	2,180	100,869
Consumer Finance 1.2%
Credit Acceptance Corp. (a)	16,170	8,918,563
Consumer Staples Distribution & Retail 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	33,316	2,520,355
U.S. Foods Holding Corp. (a)	118,970	6,420,811
		8,941,166
Containers & Packaging 2.4%
Ball Corp.	58,387	3,932,949
Graphic Packaging Holding Co.	241,946	7,059,984
Silgan Holdings, Inc.	135,632	6,586,290
		17,579,223
Electric Utilities 0.8%
Alliant Energy Corp.	111,404	5,614,762
Electrical Equipment 0.9%
Acuity Brands, Inc.	20,252	5,442,320
NEXTracker, Inc., Class A (a)	21,458	1,207,442
		6,649,762
Electronic Equipment, Instruments & Components 3.3%
Belden, Inc.	49,668	4,599,753
CDW Corp.	15,378	3,933,385
Coherent Corp. (a)	78,206	4,740,848
Flex Ltd. (a)	375,342	10,738,535
		24,012,521
Financial Services 3.4%
Nuvei Corp.	129,702	4,101,177
Shift4 Payments, Inc., Class A (a)(b)	52,205	3,449,184
Voya Financial, Inc.	80,776	5,970,962
WEX, Inc. (a)	46,629	11,075,787
		24,597,110
Food Products 0.6%
Post Holdings, Inc. (a)	42,183	4,483,209

	Shares	Value
Common Stocks
Gas Utilities 0.8%
Atmos Energy Corp.	46,704	$ 5,551,704
Ground Transportation 2.7%
JB Hunt Transport Services, Inc.	24,136	4,809,098
Knight-Swift Transportation Holdings, Inc.	158,145	8,701,138
U-Haul Holding Co.	94,218	6,282,456
		19,792,692
Health Care Equipment & Supplies 3.4%
Dentsply Sirona, Inc.	157,916	5,241,232
Hologic, Inc. (a)	49,283	3,842,103
Inspire Medical Systems, Inc. (a)	18,837	4,045,999
Integra LifeSciences Holdings Corp. (a)	140,959	4,996,996
Shockwave Medical, Inc. (a)	21,109	6,873,724
		25,000,054
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc. (a)	65,288	5,172,115
agilon health, Inc. (a)(b)	262,497	1,601,232
Molina Healthcare, Inc. (a)	16,773	6,890,852
		13,664,199
Hotels, Restaurants & Leisure 3.7%
Choice Hotels International, Inc. (b)	39,163	4,948,245
Denny's Corp. (a)	381,321	3,416,636
Domino's Pizza, Inc.	204	101,364
DraftKings, Inc., Class A (a)	132,312	6,008,288
Hyatt Hotels Corp., Class A	38,750	6,185,275
Wyndham Hotels & Resorts, Inc.	80,815	6,202,551
		26,862,359
Household Durables 1.6%
NVR, Inc. (a)	1,459	11,817,842
Independent Power and Renewable Electricity Producers 0.8%
Vistra Corp.	80,484	5,605,711
Industrial REITs 0.2%
Rexford Industrial Realty, Inc.	35,121	1,766,586
Insurance 5.8%
Everest Group Ltd.	17,877	7,106,107
Globe Life, Inc.	34,444	4,008,248
Hanover Insurance Group, Inc. (The)	41,788	5,690,272
Kemper Corp.	158,292	9,801,441
Markel Group, Inc. (a)	5,884	8,952,388
W R Berkley Corp.	36,583	3,235,401

	Shares	Value
Common Stocks
Insurance
White Mountains Insurance Group Ltd.	2,020	$ 3,624,486
		42,418,343
Interactive Media & Services 0.5%
Cargurus, Inc. (a)	168,979	3,900,035
IT Services 0.8%
MongoDB, Inc. (a)	8,677	3,111,919
VeriSign, Inc. (a)	12,780	2,421,938
		5,533,857
Life Sciences Tools & Services 0.9%
Bio-Techne Corp.	33,042	2,325,826
ICON plc (a)	11,801	3,964,546
		6,290,372
Machinery 7.1%
Fortive Corp.	65,433	5,628,547
Graco, Inc.	80,151	7,490,912
IDEX Corp.	25,259	6,163,701
Ingersoll Rand, Inc.	54,690	5,192,816
John Bean Technologies Corp.	50,915	5,340,474
Lincoln Electric Holdings, Inc.	19,342	4,940,721
Middleby Corp. (The) (a)	44,641	7,177,826
Westinghouse Air Brake Technologies Corp.	66,554	9,695,587
		51,630,584
Media 0.3%
Cable One, Inc.	5,207	2,203,238
Metals & Mining 0.4%
Steel Dynamics, Inc.	18,336	2,717,945
Multi-Utilities 0.6%
NiSource, Inc.	144,892	4,007,713
Oil, Gas & Consumable Fuels 5.3%
Diamondback Energy, Inc.	27,585	5,466,520
Marathon Oil Corp.	496,653	14,075,146
Ovintiv, Inc.	154,636	8,025,608
Targa Resources Corp.	98,584	11,040,422
		38,607,696
Personal Care Products 0.6%
elf Beauty, Inc. (a)	20,750	4,067,622

	Shares	Value
Common Stocks
Pharmaceuticals 0.4%
Jazz Pharmaceuticals plc (a)	21,080	$ 2,538,454
Professional Services 3.8%
Dayforce, Inc. (a)	78,621	5,205,496
Genpact Ltd.	222,396	7,327,948
Leidos Holdings, Inc.	44,254	5,801,257
Robert Half, Inc.	49,715	3,941,405
Science Applications International Corp.	33,035	4,307,434
TransUnion	15,646	1,248,551
		27,832,091
Retail REITs 0.9%
Brixmor Property Group, Inc.	291,645	6,839,075
Semiconductors & Semiconductor Equipment 4.9%
Entegris, Inc.	28,379	3,988,385
Lattice Semiconductor Corp. (a)	53,674	4,198,917
MKS Instruments, Inc.	102,847	13,678,651
Onto Innovation, Inc. (a)	24,046	4,354,250
Rambus, Inc. (a)	67,735	4,186,700
Silicon Motion Technology Corp., ADR	71,050	5,466,587
		35,873,490
Software 4.6%
CyberArk Software Ltd. (a)	17,691	4,699,260
Dynatrace, Inc. (a)	131,717	6,116,937
Fair Isaac Corp. (a)	5,217	6,519,215
HubSpot, Inc. (a)	6,130	3,840,813
Informatica, Inc., Class A (a)	144,952	5,073,320
PTC, Inc. (a)	22,518	4,254,551
Unity Software, Inc. (a)	110,388	2,947,360
		33,451,456
Specialized REITs 2.1%
Extra Space Storage, Inc.	15,578	2,289,966
Gaming and Leisure Properties, Inc.	124,266	5,724,935
Lamar Advertising Co., Class A	57,839	6,906,555
		14,921,456
Specialty Retail 2.5%
CarMax, Inc. (a)	82,381	7,176,209
Floor & Decor Holdings, Inc., Class A (a)	30,865	4,000,721
Valvoline, Inc. (a)	150,464	6,706,181
		17,883,111
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp. (a)	6,108	5,749,216

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods
Steven Madden Ltd.	123,528	$ 5,222,764
		10,971,980
Trading Companies & Distributors 1.6%
AerCap Holdings NV (a)	65,197	5,666,271
Watsco, Inc.	13,182	5,694,229
		11,360,500
Total Common Stocks (Cost $580,971,348)		723,926,193
Short-Term Investments 1.0%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 5.25% (c)	4,340,920	4,340,920
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 5.319% (c)(d)	3,048,611	3,048,611
Total Short-Term Investments (Cost $7,389,531)		7,389,531
Total Investments (Cost $588,360,879)	100.7%	731,315,724
Other Assets, Less Liabilities	(0.7)	(5,144,639)
Net Assets	100.0%	$ 726,171,085

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $9,778,251; the total market value of collateral held by the Portfolio was $10,085,421. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,036,810. The Portfolio received cash collateral with a value of $3,048,611.
(c)	Current yield as of March 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,471	$ 29,260	$ (26,390)	$ —	$ —	$ 4,341	$ 34	$ —	4,341

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 723,926,193	$ —	$ —	$ 723,926,193
Short-Term Investments
Affiliated Investment Company	4,340,920	—	—	4,340,920
Unaffiliated Investment Company	3,048,611	—	—	3,048,611
Total Short-Term Investments	7,389,531	—	—	7,389,531
Total Investments in Securities	$ 731,315,724	$ —	$ —	$ 731,315,724

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Winslow Large Cap Growth Portfolio
Portfolio of Investments March 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Automobiles 0.5%
Tesla, Inc. (a)	46,990	$ 8,260,372
Broadline Retail 7.2%
Amazon.com, Inc. (a)	654,750	118,103,805
Building Products 1.6%
Trane Technologies plc	87,500	26,267,500
Capital Markets 2.5%
KKR & Co., Inc.	250,800	25,225,464
MSCI, Inc.	27,600	15,468,420
		40,693,884
Chemicals 1.1%
Linde plc	37,490	17,407,357
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	25,740	18,857,896
Electrical Equipment 1.1%
AMETEK, Inc.	96,890	17,721,181
Entertainment 2.0%
Netflix, Inc. (a)	52,830	32,085,244
Financial Services 3.1%
Mastercard, Inc., Class A	51,940	25,012,746
Visa, Inc., Class A	92,750	25,884,670
		50,897,416
Ground Transportation 1.5%
Uber Technologies, Inc. (a)	329,520	25,369,745
Health Care Equipment & Supplies 8.0%
Abbott Laboratories	153,600	17,458,176
Boston Scientific Corp. (a)	311,390	21,327,101
Edwards Lifesciences Corp. (a)	307,600	29,394,256
IDEXX Laboratories, Inc. (a)	34,640	18,703,175
Intuitive Surgical, Inc. (a)	109,330	43,632,510
		130,515,218
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc.	81,050	40,095,435

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 6.1%
Booking Holdings, Inc.	8,370	$ 30,365,356
Chipotle Mexican Grill, Inc. (a)	10,640	30,928,033
Hilton Worldwide Holdings, Inc.	80,680	17,209,851
McDonald's Corp.	74,350	20,962,982
		99,466,222
Industrial Conglomerates 1.0%
General Electric Co.	94,800	16,640,244
Interactive Media & Services 9.8%
Alphabet, Inc. (a)
Class A	274,210	41,386,515
Class C	250,150	38,087,839

Meta Platforms, Inc., Class A	166,300	80,751,954
		160,226,308
IT Services 1.1%
Accenture plc, Class A	53,350	18,491,643
Machinery 1.6%
Parker-Hannifin Corp.	47,500	26,400,025
Pharmaceuticals 1.6%
Eli Lilly & Co.	34,420	26,777,383
Semiconductors & Semiconductor Equipment 15.3%
Advanced Micro Devices, Inc. (a)	57,000	10,287,930
ASML Holding NV (Registered), ADR	28,730	27,881,603
Broadcom, Inc.	41,140	54,527,367
Lam Research Corp.	33,210	32,265,840
NVIDIA Corp.	137,990	124,682,245
		249,644,985
Software 23.7%
Adobe, Inc. (a)	86,570	43,683,222
Atlassian Corp., Class A (a)	70,540	13,763,059
Intuit, Inc.	43,520	28,288,000
Microsoft Corp.	434,160	182,659,795
Salesforce, Inc.	148,050	44,589,699
ServiceNow, Inc. (a)	49,870	38,020,888
Synopsys, Inc. (a)	29,790	17,024,985
Workday, Inc., Class A (a)	71,720	19,561,630
		387,591,278
Specialty Retail 1.8%
O'Reilly Automotive, Inc. (a)	25,400	28,673,552

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	454,350	$ 77,911,938
Total Common Stocks (Cost $1,126,441,655)		1,618,098,631
Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 5.25% (b)	16,009,318	16,009,318
Total Short-Term Investment (Cost $16,009,318)		16,009,318
Total Investments (Cost $1,142,450,973)	100.1%	1,634,107,949
Other Assets, Less Liabilities	(0.1)	(1,099,844)
Net Assets	100.0%	$ 1,633,008,105

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,291	$ 79,262	$ (69,544)	$ —	$ —	$ 16,009	$ 97	$ —	16,009
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,618,098,631	$ —	$ —	$ 1,618,098,631
Short-Term Investment
Affiliated Investment Company	16,009,318	—	—	16,009,318
Total Investments in Securities	$ 1,634,107,949	$ —	$ —	$ 1,634,107,949

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Funds Trust
Notes to Portfolios of Investments March 31, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay VP Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of March 31, 2024, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Portfolio's procedures described above. The liquidity of each Portfolio's investments was determined as of March 31, 2024, and can change at any time.